As filed with the Securities and Exchange Commission on April 20, 2017
File No. 333-136548
811-09295
-------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

------------
FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
------------

PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 22	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 560	/X/

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN

(Exact Name of Registrant)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
------------
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
------------

It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 1, 2017 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

-------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------

PART A

HARTFORD’S PERSONAL RETIREMENT MANAGER FOUNDATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
www.thehartford.com/annuities

*This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Hartford's Personal Retirement Manager Foundation and Hartford's Personal Retirement Manager Foundation Edge.
The variable annuity products described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.
If you purchased your Contract between May 1, 2010 and January 7, 2011, this variable annuity was called Hartford Leaders Foundation and was marketed as Hartford Leaders Foundation and Hartford Leaders Foundation Edge. The prospectus describes a contract between each Owner and joint Owner (“you”) and Hartford Life and Annuity Insurance Company (“us,” “we” or “our”). This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Deposit among the following portfolio companies:

✓	AIM Variable Insurance Funds	✓	Hartford HLS Funds
✓	AllianceBernstein L.P.	✓	Hartford Investment Management Company
✓	American Funds Insurance Series	✓	Lord, Abbett & Co., Inc.
✓	Fidelity Investments	✓	MFS Investment Management
✓	Franklin Templeton Investments	✓	Putnam Investments, LLC
At the time you purchased your Contract you were able to allocate some or all of your Deposit to the Personal Pension Account and/or the Fixed Accumulation Feature. As of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for contracts issued in MA. As of October 3, 2014, the Personal Pension Account is closed to new Personal Pension Account Contributions (i.e., subsequent Premium Payments and transfers of Contract Value), except for Contracts issued in CT, FL, NJ and WA.
This prospectus refers to the following Contract classes:

✓	A Share	✓	B Share
The Contract class is identified in your Contract. Not every Contract class or optional rider was available from your Financial Intermediary. Other available Contract classes offered through select Financial Intermediaries are not described in this Prospectus and may be subject to different charges.
Please read this prospectus carefully and keep it for your records and for future reference. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can be obtained free of charge from us by calling 1-800-862-6668 or from the SEC’s website (www.sec.gov).
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 1, 2017
Date of Statement of Additional Information: May 1, 2017

3

4

1. Introduction
Overview
This Contract is closed to new investors.
Contract Version

	Minimum Initial Deposit			Mortality & Expense Risk and Administrative Charges	Maximum Up-Front Commission
	Qualified Contract	Non- Qualified Contract	Sales Related Charges
A Share	$2,000	$5,000	Front End Sales Change	0.65%	5%
B Share	$2,000	$5,000	8 year Contingent Deferred Sales Change and Distribution Charge	0.65%	6.5%
This table does not show Fund expenses, Premium taxes, Distribution Charges, Annual Maintenance Fee, and optional rider fees. Each Contract class has its own minimum contract value requirements.
Investment Options

✓	Sub-Accounts - Funds with different investment strategies, objectives and risk/reward profiles.

✓	Fixed Accumulation Feature (A and B share classes only) - A fixed interest account. As of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.

✓
Personal Pension Account - A fixed interest account designed to provide lifetime payouts. (As of October 3, 2014, the Personal Pension Account is closed to new Personal Pension Account Contributions (i.e., subsequent Premium Payments and transfers of Contract Value)).

Subject to limitations, you may move your investment among each of these options.
Optional Features Previously Available

Optional Feature	General Purpose
Return of Premium Death Benefit II	Guaranteed Minimum Death Benefit
Maximum Anniversary Value Death Benefit*	Guaranteed Minimum Death Benefit
* Investment restrictions apply.

5

2. Fee Summary
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering your variable annuity. The first table describes the fees and expenses that you will pay at the time that you buy or Surrender this variable annuity. State Premium taxes may also be deducted.
Contract Owner Transaction Expenses

	A Share	B Share
Front End Sales Charges (FESC) (1)		None
$0 - $49,999	5.5%
$50,000 - $99,999	4.5%
$100,000 - $249,999	3.5%
$250,000 - $499,999	2.5%
$500,000 - $999,999	2%
$1,000,000+	1%
Contingent Deferred Sales Charge (CDSC) (2)	None
1		7%
2		7%
3		7%
4		6%
5		5%
6		4%
7		3%
8		2%
9+		0%
Surrender Fee	None	None
Transfer Fee	None	None

(1)	FESC is based on a percentage of Deposits.

(2)	Each Deposit has its own CDSC schedule.
Contract Owner Periodic Expenses
The next table describes the fees and expenses that you will pay periodically and on a daily basis (except as noted) during the time that you own the variable annuity, not including annual Fund fees and expenses.

	A Share	B Share
Annual Maintenance Fee (3)	$30	$30
Distribution Charge (4)	None	0.75%
Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)
Mortality and Expense Risk Charge	0.45%	0.45%
Administrative Charge	0.20%	0.20%
Total Separate Account Annual Expenses	0.65%	0.65%
Maximum Optional Charges (5)
Maximum Anniversary Value (“MAV”) Death Benefit (6)	1.50%	1.50%
Return of Premium Death Benefit II (7)	0.75%	0.75%
Return of Premium Death Benefit I (8)	0.75%	0.75%

(3)	Fee waived if Total Balance is $50,000 or more on your Contract Anniversary.

(4)
An annual Distribution Charge is charged against each Premium Payment. The Distribution Charge is based on a percentage of Remaining Gross Premium. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge is reduced to 0% after the completion of eight years after each respective Premium Payment. The Distribution Charge will

6

be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Accumulation Feature.

(5)	Only one optional death benefit can be elected.

(6)	Charge based on the greater of the Maximum Anniversary Value, or Premium Payments adjusted for Surrenders and is taken on each Contract Anniversary. Current rider charge is 0.35%.

(7)	Charge based on a percentage of Premium Payments adjusted for Surrenders on each Contract Anniversary. Current rider charge is 0.25%.

(8)
Charge based on a percentage of Premium Payments adjusted for Surrenders on each Contract Anniversary. Current rider charge is 0.75% and has been voluntarily waived to 0.25%. This rider is no longer available subject to state availability of Return of Premium II death benefit. Please see Appendix E for more information.

The next table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the Funds that you may pay on a daily basis during the time that you own this variable annuity. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.	0.31%	1.50%

7

EXAMPLE
This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities. Let’s say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible including the election of the highest possible optional charges (i.e., Maximum Anniversary Value Death Benefit). The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested (excluding Personal Pension Account Contributions and amounts allocated to the Fixed Accumulation Feature), here’s how much you would pay under each of the three scenarios posed:

(1)	If you Surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
A Share	$958	$1,778	$2,604	$4,714
B Share	$1,139	$2,074	$2,819	$4,546

(2)	If you annuitize at the end of the applicable time period:

	1 year	3 years	5 years	10 years
A Share	$928	$1,198	$2,024	$4,134
B Share	$358	$1,288	$2,223	$4,516

(3)	If you do not Surrender your Contract:

	1 year	3 years	5 years	10 years
A Share	$958	$1,778	$2,604	$4,714
B Share	$463	$1,393	$2,328	$4,546

Condensed Financial Information
When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any Premium taxes, by the Accumulation Unit Value for that Valuation Day. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

8

3. Management of the Contract
The Company
We are a stock life insurance company. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our corporate offices are located in Hartford, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature and the Personal Pension Account are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and the Personal Pension Account and any other payment obligation we undertake under the Contract, including Death Benefits and optional withdrawal benefits, are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. As of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for contracts issued in MA. (As of October 3, 2014, the Personal Pension Account is closed to new Personal Pension Account Contributions (i.e., subsequent Premium Payments and transfers of Contract Value) except for Contracts issued in CT, FL, NJ and WA).
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchased your Contract, you allocated your Deposit to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and

9

expenses such as management fees, distribution charges and operating expenses. “Master-feeder” or “fund of funds” (“feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to timely instructions received from you, and

•	vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford’s own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall

10

investment performance. As of December 31, 2016, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) and HIMCO VIT Funds based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2016, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2016, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $53.5 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Fixed Accumulation Feature
As of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for contracts issued in Massachusetts. Any Contract Value currently invested in the Fixed Accumulation Feature may remain.
Interests in the Fixed Accumulation Feature are not registered under the 1933 Act and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Accumulation Feature nor any of its interests are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the SEC has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature is subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures. The Fixed Accumulation Feature is not offered in all Contract classes and is not available in all states .
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors. Fixed Accumulation Feature interest rates may vary by State.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in, first-out” basis (i.e., oldest investments will be liquidated first).
Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of the minimum guaranteed interest rate will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. While we do not charge a separate rider fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature credited rates.
Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts or the Personal Pension Account, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

11

•
30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Accumulation Feature, transfers from Sub-Accounts and transfers from the Personal Pension Account made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers; or

•	an amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs.
If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and partial Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.
As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Accumulation Feature to Sub-Accounts and/or Personal Pension Account and therefore this may not provide an effective short term defensive strategy.
Personal Pension Account
As of October 3, 2014, the Personal Pension Account is closed to new Personal Pension Account Contributions (i.e., subsequent Premium Payments and transfers of Contract Value).* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014, can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account as described in your Contract (including applicable riders).
If You are enrolled in any program (e.g., Dollar Cost Averaging Program) that automatically allocates subsequent contributions (Premium Payments) and/or transfers of Contract Value to the Personal Pension Account You MUST provide The Hartford with alternative allocation instructions prior to October 3, 2014; otherwise Your program will automatically terminate on October 3, 2014*.

*
Contract Owners with Contracts issued in CT, FL, NJ and WA may continue to allocate new Personal Pension Account Contributions after October 3, 2014 and any programs that utilize the Personal Pension Account may remain in place. The Personal Pension Account was never available for Contracts issued in New York and Oregon.

Interests in the Personal Pension Account are not registered under the 1933 Act and the Personal Pension Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Personal Pension Account nor any of its interests are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the SEC has not reviewed the disclosures regarding the Personal Pension Account. The following disclosure about the Personal Pension Account is subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures. The Personal Pension Account is currently available to IRA, Roth IRA, SEP and Non-Qualified plan types. The Personal Pension Account may not be available to all types of ownership arrangements, or in all states.
What Is the Personal Pension Account?
The following is a brief summary of the Personal Pension Account. You should read this entire section of the prospectus to make sure that you understand the important limitations and restrictions applicable to the Personal Pension Account.
The Personal Pension Account is like the Fixed Accumulation Feature because you receive a fixed interest rate investment return. So, like the Fixed Accumulation Feature, you can invest in the Personal Pension Account if you want guaranteed income in the form of Personal Pension Account Payouts, as compared with investing in Sub-Accounts, where your return depends on the investment performance of the Funds you select.
While the Personal Pension Account and Fixed Accumulation Feature both offer a fixed interest rate return, the Personal Pension Account is designed to serve a different purpose than the Fixed Accumulation Feature. The Fixed Accumulation Feature is designed to serve as a conventional accumulation-oriented investment - you put money in to build up your investment, and you can then withdraw money to meet financial needs as they arise. You can also transfer some or all of your investment to the Sub-Accounts or the Personal Pension Account, and your beneficiaries receive a death benefit if you die. The Personal Pension Account is designed to serve a different purpose - it has features and guarantees you can use to design your own personal pension plan to provide you with life-long income payments without having to use the Sub-Accounts or Fixed Accumulation Feature for that purpose. You will know at the time of each Deposit what you can expect in terms of lifetime payouts if commenced during your Guarantee Window. Crediting rates (including the step down in such rates) are also available at or prior to each Contribution. While you can take income payments from the Fixed Accumulation Feature too, the amount of those income payments is not guaranteed in advance.
Why would you invest in the Fixed Accumulation Feature if the Personal Pension Account gives you income guarantees and more flexibility structuring income payments? The reason is that to give you the guarantees and income payment flexibility, we

12

had to place significant restrictions on how much you can transfer out of the Personal Pension Account in any year as well as on your ability to receive lump sum payments - instead of surrendering part or all of the amounts you have built up in the Personal Pension Account, you can get a lump sum payment only by specifying some or all of the payments you are receiving, and then commuting them into one lump sum. When you invest in the Personal Pension Account, you may end up getting less than you would have if you invested in the Fixed Accumulation Feature. This is the tradeoff you have to accept in return for getting the additional flexibility and guarantees that let you design your own personal pension plan.
There are certain conditions that must be satisfied for you to receive guaranteed income payments from your Personal Pension Account investment, including starting to take payments before the end of a specified period. You should read the rest of this prospectus and your contract carefully to make sure you understand all of these conditions.
As you read the remainder of this section of the prospectus, which provides you with more detailed information about how the Personal Pension Account works, you should keep in mind these important points:

•
Your ability to make transfers from the Personal Pension Account is significantly limited because the Personal Pension Account restricts liquidity due to transfer limitations and the potential loss of value as a result of commutation. Accordingly, you should ensure that your investments in the Fixed Accumulation Feature and the Sub-Accounts will be adequate to meet your liquidity needs.

•
Because the Personal Pension Account is designed as a long-term retirement funding vehicle, it has guaranteed payout rates applicable only for Personal Pension Account Payouts commenced before the expiration of your specified “guarantee window” (as described below).

•
The Personal Pension Account provides certain additional flexibility with respect to structuring income payments - you can convert part of your investment in the Personal Pension Account into income payments at a particular time rather than your entire investment, and you may establish different income streams.

•	At any given time, credited rates available under the Personal Pension Account may be higher or lower than interest rates offered under the Fixed Accumulation Feature.

•	You may use the Personal Pension Account to establish streams of income payments that will continue until the Owner, the Annuitant or a joint Owner dies, whichever is first.

•
Sums invested into the Personal Pension Account are subject to severe transfer restrictions and any lump sum withdrawals are subject to commutation (which may significantly reduce the amount you receive). Please make sure that you have sufficient assets available to meet your short term or emergency needs and/or Required Minimum Distributions before investing in the Personal Pension Account.

•
You may commute any or all of your Annuity Payout Value to get a lump sum payment from the Personal Pension Account. There is an initial thirty day waiting period for receiving commuted value of your Personal Pension Account.

•	If you terminate this Contract, you give up your right to future “Personal Pension Account Payouts” (as described below).
How does The Personal Pension Account Work?
As of October 3, 2014, the Personal Pension Account is closed to new Personal Pension Account Contributions (i.e., subsequent Premium Payments and transfers of Contract Value).* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014, can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account as described in your Contract (including applicable riders).
If You are enrolled in any program (e.g., Dollar Cost Averaging Program) that automatically allocates subsequent contributions (Premium Payments) and/or transfers of Contract Value to the Personal Pension Account You MUST provide The Hartford with alternative allocation instructions prior to October 3, 2014; otherwise Your program will automatically terminate on October 3, 2014*.

*
Contract Owners with Contracts issued in CT, FL, NJ and WA may continue to allocate new Personal Pension Account Contributions after October 3, 2014 and any programs that utilize the Personal Pension Account may remain in place. The Personal Pension Account was never available for Contracts issued in New York and Oregon.

Contributions. You invest in the Personal Pension Account through Personal Pension Account Contributions. The first Personal Pension Account Contribution becomes your initial investment called your “Benefit Balance.” The Benefit Balance will be increased by the amount of each subsequent Personal Pension Account Contribution, transfers into the Personal Pension Account from the Fixed Accumulation Feature and Sub-Accounts and accrued interest. Unlike the Fixed Accumulation Feature, the Benefit Balance is not indicative of what you would receive as a lump sum.
Once you start taking Personal Pension Account Payouts, as described below, your Benefit Balance is divided into an “Accumulation Balance” and “Annuity Payout Value.” Annuity Payout Value refers to the sums used to fund your Personal Pension Account Payouts and anything remaining is referred to as your Accumulation Balance. Because you may convert all

13

or any portion of your Accumulation Balance into Personal Pension Account Payouts at different times, you may have more than one Annuity Payout Value.
The minimum initial Personal Pension Account Contribution is $10,000. Our prior approval may be required for any single or cumulative Personal Pension Account Contribution of $1 million or more. Each subsequent Personal Pension Account Contribution must be at least $1,000. Failure to maintain a minimum Accumulation Balance of $5,000 will result in premature commencement of Pension Account Payouts. You may not make any Personal Pension Account Contributions after the Annuity Commencement Date.
Interest Crediting — We guarantee that we will credit interest to amounts that you allocate to the Personal Pension Account at a minimum rate of 1.5% (called a “credited rate(s)”). We may credit a rate higher than the minimum credited rate. Interest rates will decrease over different time bands. We expect to make a profit in setting credited rates. Different credited rates may apply during the course of your investment in the Personal Pension Account. Credited rates will continue to apply to your Accumulation Balance until the earliest of when you commence taking Personal Pension Account Payouts, the Annuity Commencement Date or when we pay the Death Benefit. Credited rates will not apply to your Annuity Payout Value(s).
We reserve the right to periodically establish new credited rates and bands that will be applied to new Personal Pension Account Contributions. This means that all or portions of your Accumulation Balance may earn interest at different credited rates. See Examples 1, 2 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of how different credited rates may apply during the term of your Contract. We will confirm your credited rate schedule with each Personal Pension Account Contribution. There is no specific formula for determining credited rates and no assurances are offered as to future credited rates and their applicability. Some of the factors that we may consider in determining credited rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match these or our general liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.
Personal Pension Account Payouts — You may tell us to start paying you income payments called “Personal Pension Account Payouts” at any time or at different times until your Annuity Commencement Date. Subsequent Premium Payments can be made into Sub-Accounts and/or the Fixed Accumulation Feature after Personal Pension Account Payouts have begun (if received before your Annuity Commencement Date). There is a thirty day waiting period for your first Personal Pension Account Payout following each Personal Pension Account Start Date.
As noted above, your ability to receive lump sum payments from the Personal Pension Account is limited. You do not withdraw any part of your Benefit Balance in the same way that you can surrender your Contract Value from Sub-Accounts or the Fixed Accumulation Feature. Rather, you must convert Accumulation Balance into an Annuity Payout Value that is then used to set your Personal Pension Account Payouts. You may surrender any or all of your Contract Value without affecting your Annuity Payout Value, or you may commute any or all of your Annuity Payout Value without affecting your Contract Value. However, you may terminate your Contract by (a) fully surrendering all of your Contract Value in the Sub-Accounts and Fixed Accumulation Feature; (b) commuting your Annuity Payout Value in your Personal Pension Account (as discussed in more detail below); and (c) giving up your right to Personal Pension Account Payouts arising after your Guaranteed Payout Duration.
You will automatically start receiving Personal Pension Account Payouts on your Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Annuity Payout Option Two or Eight under the heading “When do your Annuity Payouts begin?” under the Annuity Payouts section below. We reserve the right to require that you own your Contract for at least six months before you start receiving Personal Pension Account Payouts. For Qualified Contracts, we reserve the right to require that you start taking Personal Pension Account Payouts no later than when the Annuitant turns age 70½. An annual benefit increase option may also be elected to adjust Personal Pension Account Payouts, subject to availability.
We calculate the amount of your Personal Pension Account Payouts by applying the applicable payout rate to your Accumulation Balance. We will provide you with a guaranteed payout rate each time that you make a new Personal Pension Account Contribution. Payout rates are set at our sole discretion. There is no specific formula for determining payout rates and, except as specifically provided below, there is no assurance as to future payout rates. Payout rates may vary based on Contract class and distribution channel. Some of the factors that we may consider in determining payout rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; competitive factors and mortality tables (including age and gender factors). When you first make a Personal Pension Account Contribution, you will be required to choose a Target Income Age at which you are likely to begin taking Personal Pension Account Payouts. The Target Income Age cannot exceed twenty (20) years from the oldest Annuitant’s age at the time of investment or age 80, whichever shall first occur. A single Target Income Age will apply to your Contract irrespective of the number of subsequent Personal Pension Account Contributions you may make in the future. Except as provided below, the Target Income Age cannot be changed.
We will use the guaranteed payout rate(s) to calculate Personal Pension Account Payouts if you commence taking Personal Pension Account Payouts during the timeframe that begins three (3) years prior to the Target Income Age and ends three (3) years after the Target Income Age (this seven year period is referred to as the “guarantee window”). If you commence taking Personal Pension Account Payouts at any time outside of the guarantee window, then we will calculate your Personal Pension

14

Account Payouts using payout rate(s) that we then determine at our sole discretion. Payouts taken outside of your Guarantee Window are not guaranteed. In these circumstances, your payout rate will be the lesser of our then current payout rate or the maximum payout rate set internally at the time of each Contribution; but, will never be less than the Minimum Guaranteed Payout Purchase Rates specified in your Contract. The existence of guaranteed payout rates, among other things, distinguishes the Personal Pension Account from the way we treat annuitization of your Contract Value and investments in the Fixed Accumulation Feature at the end of the accumulation phase of your Contract. See Examples 1 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Payouts during the guarantee window.
Lump Sum Payments. You may commute any or all of your Annuity Payout Value to get a lump sum payment from the Personal Pension Account. The way we do this is to calculate the number of Personal Pension Account Payouts (corresponding to the Annuity Payout Value that you seek to commute) that when added together will equal the amount of your commutation request, and then the time period over which these Personal Pension Account Payouts would have otherwise been made is called the “Guaranteed Payout Duration.” Personal Pension Account Payouts based on the remaining, non-commuted portion of your Annuity Payout Value will take place after the Guaranteed Payout Duration based on the same frequency established on your original Personal Pension Account Start Date provided that you, the Annuitant or a joint Owner are alive at that time. There is an initial thirty day waiting period for receiving commuted value of your Personal Pension Account. Please see “What is Commuted Value?” in section 4(c)(Surrenders) and Personal Pension Account Examples 4a and 4b in Appendix A for more information about how Guaranteed Payout Duration is determined.
You should understand that if you commute you will receive less than your Annuity Payout Value. The amount you receive over time depends on a number of factors, including the difference between interest rates currently being credited and the discount rate used upon commutation, how long you have invested in the Personal Pension Account and whether you (or the Annuitant) live long enough so that Personal Pension Account Payouts start up again after the Guaranteed Payout Duration. We will pay you the commuted value of your lump sum payment thirty days after your request. Please refer to “What kinds of Surrenders are available” and “What is the Commuted Value” in the Surrenders section as well as Example 4 under the Personal Pension Account Examples in Appendix A for more information about how commutation works.
Transfers - As of October 3, 2014, the Personal Pension Account is closed to new Personal Pension Account Contributions (i.e., subsequent Premium Payments and transfers of Contract Value).* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014, can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account as described in your Contract (including applicable riders).
If You are enrolled in any program (e.g., Dollar Cost Averaging Program) that automatically allocates subsequent contributions (Premium Payments) and/or transfers of Contract Value to the Personal Pension Account You MUST provide The Hartford with alternative allocation instructions prior to October 3, 2014; otherwise Your program will automatically terminate on October 3, 2014*.

*
Contract Owners with Contracts issued in CT, FL, NJ and WA may continue to allocate new Personal Pension Account Contributions after October 3, 2014 and any programs that utilize the Personal Pension Account may remain in place. The Personal Pension Account was never available for Contracts issued in New York and Oregon.

Each Contract Year, you may transfer a portion of your Accumulation Balance to the Fixed Accumulation Feature or Sub-Accounts without having to comply with the annuitization and commutation requirements discussed above. All transfer allocations must be in whole numbers (e.g., 1%). The maximum amount of Accumulation Balance that may be transferred is the highest of:

•	4% of your Accumulation Balance as of your prior Contract Anniversary;

•	the amount of interest credited to your Accumulation Balance over the most recent full Contract Year; or

•	the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.
We reserve the right to: (a) limit the number of transfers from the Personal Pension Account; (b) make you wait six months after your most recent transfer from the Personal Pension Account before moving Contract Value back into the Personal Pension Account; or (c) revoke this transfer privilege at any time. Amounts transferred out of the Personal Pension Account will reduce the Accumulation Balance by the amount transferred. Amounts transferred from the Personal Pension Account to the Fixed Accumulation Feature or the Sub-Accounts will be treated as a subsequent Premium Payment and become part of your Contract Value. You may also transfer Contract Value from your Sub-Accounts or Fixed Accumulation Feature, to the Accumulation Balance (such transfers will reduce the amount of your optional Death Benefit, Annual Withdrawal Amount (AWA) and Remaining Gross Premiums). If applicable, no CDSC will be applied to Accumulation Balance transferred to Sub-Accounts or the Fixed Accumulation Feature, or vice versa. No transfers may be made to or from the Personal Pension Account after the Annuity Commencement Date. See Example 3 under the Personal Pension Account Examples in Appendix A for an illustration of transfers into your Personal Pension Account.
As a result of these out-bound transfer restrictions, it may take a significant amount of time (i.e., several years) to move Accumulation Balance to Sub-Accounts or the Fixed Accumulation Feature and therefore this may not provide

15

an effective short term defensive strategy. Please refer to Example 3 under the Personal Pension Account Examples in Appendix A for an illustration of transfer restrictions.
Death Benefit — The Personal Pension Account includes a Death Benefit equal to your Benefit Balance. This Death Benefit is considered to be part of the standard Death Benefit or any optional Death Benefit that you elect. Your Personal Pension Account Death Benefit increases as a result of additional Personal Pension Account Contributions and transfers into the Personal Pension Account. As of October 3, 2014, the Personal Pension Account is closed to new Personal Pension Account Contributions (i.e., subsequent Premium Payments and transfers of Contract Value) except for Contracts issued in CT, FL, NJ and WA. Your Personal Pension Account Death Benefit decreases as you take Personal Pension Account Payouts. Your Personal Pension Account Death Benefit also decreases upon commutation of your Annuity Payout Value. Benefit Balance transfers to Sub-Accounts and/or the Fixed Accumulation Feature also decrease your Personal Pension Account Death Benefit but because these amounts are converted into Contract Value, they become part of the standard Death Benefit and/or optional Death Benefit.
Personal Pension Account Payouts will generally terminate upon notification to us of the death of the Owner, joint Owner or Annuitant, if prior to the Annuity Commencement Date; or upon notification to us of the Annuitant’s death, if after the Annuity Commencement Date. The method of payment of the Death Benefit will be subject to the restrictions contained in the “Standard Death Benefit” section of this Prospectus. See Example 3 under the Personal Pension Account Examples in Appendix A for an illustration of transfers into your Personal Pension Account.
Your Benefit Balance will be converted into Contract Value and transferred to the Money Market Sub-Account without annuitization and commutation. For tax purposes, the conversion and transfer of the Benefit Balance will be treated as a taxable distribution made in the year of the conversion and transfer. Unless otherwise stated below, Contract Value may not be reallocated back into the Personal Pension Account. The Contingent Annuitant may reinvest Contract Value back into the Personal Pension Account and establish a new guarantee window, target income age and receive then applicable credited rates. If Spousal Contract continuation is elected, your Spouse can either continue to maintain the Personal Pension Account and resume Personal Pension Account Payouts, if applicable, or instruct us to transfer Benefit Balance to the Money Market Sub-Account. Your Spouse may then reinvest Contract Value back into the Personal Pension Account by establishing a new guarantee window and target income age. The closure of the Personal Pension Account to new Personal Pension Account Contributions as of October 3, 2014 does not change this right (i.e., Your Spouse may reinvest Contract Value back into the Personal Pension Account). New crediting rates will apply.
Other Information — We will account for any Personal Pension Account Contributions, Personal Pension Account Payouts, interest, and deductions separately and on a first-in, first-out basis for the purposes of determining which credited rates are associated with each Personal Pension Account Contribution. Personal Pension Account Payouts are not cumulative and may not be advanced, commuted or accelerated, except as explicitly stated in this prospectus. Subject to applicable state insurance law, the Personal Pension Account does not establish a cash surrender benefit. We may close the Personal Pension Account to new Personal Pension Account Contributions at any time without notice. We may also make the Personal Pension Account available only through enrollment in one or more investment Programs that we establish.
Special consideration should be given by Personal Pension Account investors who are under age 40 to the twenty-year limitation on setting your Target Income Age and the absence of guaranteed payout rates applied if Personal Pension Account Payouts commence outside of your guarantee window.
The Personal Pension Account should not be confused with a pension plan under The Employee Retirement Income Security Act of 1974, as amended (ERISA). Neither we nor any of our affiliates assume any fiduciary duties with regard to this Contract, as such terms are defined under ERISA laws and regulations. The Personal Pension Account is not a defined benefit plan guaranteed by the Pension Benefit Guaranty Corporation (PBGC) or any federal or state government agency. This feature is not a corporate pension plan issued by us or our affiliates.
In summary, the Personal Pension Account is designed for the long-term investor who is willing to forego some degree of liquidity in exchange for, among other things, deferred lifetime income in the form of Personal Pension Account Payouts. This feature restricts liquidity through transfer and commutation restrictions. The amount ultimately received as a consequence of your investment in the Personal Pension Account is not predictable because of the uncertainty of factors such as how long you have invested in the Personal Pension Account, interest rates in effect at the time of investment and commutation, and how long you receive lifetime Personal Pension Account Payouts. If you partially commute your Personal Pension Account Payouts, you will retain the right to collect life contingent Personal Pension Account Payouts that resume after the applicable Guaranteed Payout Duration. However, if you elect to terminate your Contract, you will give up your right to these future life contingent Personal Pension Account Payouts. You should therefore consult with your Investment Professional or a trusted adviser before terminating your Contract to be sure that you understand these important implications. Please refer to “What kinds of Surrenders are available” and “What is the Commuted Value” in the Surrenders section as well as Example 4 under the Personal Pension Account Examples in Appendix A for more information.

16

4. Information on your Account
a. Opening an Account
Who could buy this Contract?
This Contract is no longer available for sale. The Contract is an individual tax-deferred variable annuity Contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:

•	any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

•	individual Retirement Annuities adopted according to Section 408 of the Code;

•	employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

•	certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.
If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other Qualified Plan receives tax-deferred treatment under the Code
We do not accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.
We do not accept any new retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.
The Personal Pension Account may not be available to all types of Qualified Plans.
How was the Contract Purchased?
The Contract was only available for purchase through a Financial Intermediary.
Deposits sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Deposits of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your Deposits:

•	if you are seeking to purchase a Contract with an initial Deposit of $1 million or more;

•	if total Deposits, aggregated by social security number or taxpayer identification number, equal $1 million or more; and

•	for all applications where the Owner or joint Owner are non-resident aliens.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
Description of Right to Cancel provision you had when you Purchased your Contract.
Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Total Balance (plus any front-end sales charge associated with class A shares and minus applicable expenses) as of the Valuation Day we receive your properly completed request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Total Balance may be more or less than your Deposits depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Total Balance until we receive your notice of cancellation. In certain states, however, we are required to return your Deposit without deduction for any fees or charges.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.

17

There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.
How are Deposits applied to your Contract?
As of October 3, 2014, the Personal Pension Account is closed to new Personal Pension Account Contributions (i.e., subsequent Premium Payments and transfers of Contract Value).* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014, can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account as described in your Contract (including applicable riders).
If You are enrolled in any program (e.g., Dollar Cost Averaging Program) that automatically allocates subsequent contributions (Premium Payments) and/or transfers of Contract Value to the Personal Pension Account You MUST provide The Hartford with alternative allocation instructions prior to October 3, 2014; otherwise Your program will automatically terminate on October 3, 2014*.

*
Contract Owners with Contracts issued in CT, FL, NJ and WA may continue to allocate new Personal Pension Account Contributions after October 3, 2014 and any programs that utilize the Personal Pension Account may remain in place. The Personal Pension Account was never available for Contracts issued in New York and Oregon.

If we receive a subsequent Deposit before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Deposit after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Deposit on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Deposits based on your last instructions on record. We will send you a confirmation when we invest your Deposit.
Generally, we will receive your order request after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Deposits will not be applied to your Contract. You will not earn any interest on Deposits even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Investment Professional’s recommendations. The firm that sold this Contract to you and we, may directly or indirectly earn income on your Deposits. For more information, contact your Investment Professional.
How is Contract Value calculated before the Annuity Commencement Date?
The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds, and does not include Benefit Balance. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.
When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

•	the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

•
contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges, divided by the number of days in the year multiplied by the number of days in the valuation period.

18

We will send you a statement at least annually.
What other ways can you invest?
As of October 3, 2014, the Personal Pension Account is closed to new Personal Pension Account Contributions (i.e., subsequent Premium Payments and transfers of Contract Value).* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014, can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account as described in your Contract (including applicable riders).
If You are enrolled in any program (e.g., Dollar Cost Averaging Program) that automatically allocates subsequent contributions (Premium Payments) and/or transfers of Contract Value to the Personal Pension Account You MUST provide The Hartford with alternative allocation instructions prior to October 3, 2014; otherwise Your program will automatically terminate on October 3, 2014*.

*
Contract Owners with Contracts issued in CT, FL, NJ and WA may continue to allocate new Personal Pension Account Contributions after October 3, 2014 and any programs that utilize the Personal Pension Account may remain in place. The Personal Pension Account was never available for Contracts issued in New York and Oregon.

You may enroll in the following features (sometimes called a “Program”) for no additional fee. Not all Programs are available with all Contract variations.

•	InvestEase
This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, the Fixed Accumulation Feature, or the Personal Pension Account.

•	Static Asset Allocation Models
This feature allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund families and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. You may obtain a copy of the current models by contacting your Financial Intermediary. Please see Appendix G for models that are available to you.
You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, or Personal Pension Account is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Automatic Income Program.
You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain optional riders.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature or the Personal Pension Account. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to “What Restrictions Are There on your Ability to Make a Sub-Account Transfer?” for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Investment Professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.
Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances

19

change over time. Although each asset allocation model is intended to maximize returns given various levels of risk tolerance, an asset allocation model may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund’s prospectus.
Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

•	Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain optional riders are elected). You can also combine this Program with others such as the Automatic Income Program, InvestEase and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

•	Dollar Cost Averaging Programs
We offer two Dollar Cost Averaging Programs:

•	Fixed Amount DCA

•	Earnings/Interest DCA
Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into different Fund(s) or the Personal Pension Account. This program begins in 15 days unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program. Please note that no additional Premium Payments or Account Value may be allocated to the Fixed Accumulation Feature as of October 4, 2013 and effective October 3, 2014 no new Personal Pension Account Contributions will be allowed (both subject to state exclusions).
Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month’s or quarter’s value) from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into other Fund(s) or the Personal Pension Account. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

•	Automatic Income Program
This systematic withdrawal feature allows you to make partial Surrenders up to 5% of your total Premium Payments each Contract Year. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The Personal Pension Account is not an eligible source Fund for partial Surrenders facilitated through the Automatic Income Program. The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the AWA and may be subject to a CDSC. If received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see the “Appendix Tax” and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional riders.

•	Other Program considerations

•	You may terminate your enrollment in any Program at any time.

20

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

•	any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation (subject to applicable state law).
You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•
The Personal Pension Account and Return of Premium Death Benefit I and II include withdrawal limitations. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation is a systematic withdrawal program (including systematic transfers into the Personal Pension Account, if available), may cause you to break these limits.

•	These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.
Can you transfer from one Sub-Account to another?
Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds and/or Benefit Balance according to the following policies and procedures, as they may be amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received In Good Order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.
What Happens When you Request a Sub-Account Transfer?
Many Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all contract owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one Sub-Account transfer, however, you cannot transfer the same Contract Value more than once a Valuation Day.

21

Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of twenty Sub-Account transfers each Contract Year (the transfer rule) by internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your tenth Sub-Account transfer to remind you about the transfer rule. After your twentieth transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently Surrendered) for the purposes of enforcing these restrictions.
The transfer rule does not apply to Sub-Account transfers that occur automatically as part of a company-sponsored Program, such as a Contract exchange program that may be offered by us from time to time. Reallocations made based on a Fund merger or liquidation also do not count toward this Transfer Limit. Restrictions may vary based on state law.
We make no assurances that the transfer rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.
Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.
We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not In Good Order.
In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

•	Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

•
Excepted funds, such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

•	A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of Dollar Cost Averaging programs, asset allocation programs, automatic rebalancing programs, Annuity Payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled withdrawals or Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

22

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the Transfer Rule because we do not keep participants’ account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be reconfirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
b. Charges and Fees
Mortality and Expense Risk Charge
We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

23

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk - We also bear an expense risk that the sales charges (if applicable), Distribution Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Total Balance at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.
We will waive the Annual Maintenance Fee if your Total Balance is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Owners who own more than one Contract with a combined Total Balance between $50,000 and $100,000. If you have multiple Contracts with a combined Total Balance of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Total Balance for purposes of this waiver.
Administrative Charge
We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.
Distribution Charge
We apply an annual distribution charge against all Remaining Gross Premiums invested in B share class Contracts (the “Distribution Charge”). The Distribution Charge will apply to each Premium Payment that has been invested for eight years or less and will be deducted on each Contract Anniversary. The Distribution Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Accumulation Feature. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge will also apply to any partial Surrender in excess of the AWA. The Distribution Charge is intended to compensate us for a portion of our acquisition expenses, including promotion and distribution of the Contract. A proportional Distribution Charge will be deducted upon:

•	partial Surrenders in excess of the AWA (partial Surrenders are taken on a first-in, first-out basis);

•	full Surrender;

•	full or partial Annuitization, and/or

•
the date we receive due proof of death of the Owner, joint Owner, or the Annuitant and upon a corresponding full Surrender and/or annuitization. Upon such death, a proportional Distribution Charge will be applied on receipt of due proof of death and upon a Death Benefit distribution if elected at a later date.

24

If a Beneficiary elects to continue under any of the available options described under the “Standard Death Benefits” section below, we will continue to deduct the Distribution Charge based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Distribution Charge is taken proportionally out of the Sub-Accounts.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Sales Charges
Front-End Sales Charge (FESC) - A Share Contracts Only
A front-end load, or sales charge, will be applied to all initial and subsequent Deposits. We deduct the sales charge from each Deposit before it is allocated to a Sub-Account, the Personal Pension Account and/or Fixed Accumulation Feature. This sales charge is a percentage of each Deposit at the time each Deposit is received by us, according to the schedule shown in the Fee Summary table. We offer a Right of Accumulation program to allow a contract owner to get lower front end sales charges through multiple Premium Payments, instead of requiring a single Premium Payment to be over a given amount. We use the aggregate amount of Eligible Investments to calculate the applicable sales charge. “Eligible Investments” are the higher of (a) Deposits less any withdrawals; or (b) your last Valuation Day’s Account Balance. To calculate your breakpoints, we consider partial Surrenders, Personal Pension Account Payouts and the payment of Commuted Value to be “withdrawals” and we will stop counting withdrawals against Deposits if the resulting amount is less than zero.
We also accept Letters of Intent as a basis to reduce sales charges. A Letter of Intent is used to avoid paying higher front-end sales charge for deposits that would otherwise fall within lower breakpoints.
A Letter of Intent is a non-binding commitment to invest a certain amount of Deposits within 13 months from the date you purchase your Contract in exchange for which we deduct a sales charge based on the total amount you plan on investing over this time period. If you don’t make the Deposits promised, we will recalculate the sales charge based on your actual Premium Payments and proportionately deduct this charge from your Sub-Accounts. We may accept a Letter of Intent for another 13 month period.
We reserve the right to modify, suspend, or terminate these privileges at any time.
Contingent Deferred Sales Charges (CDSC) - B Share Contracts Only
We may deduct a CDSC when you make Surrenders from your Contract. We may also deduct a CDSC in connection with certain Annuity Payout Options. This charge is designed to recover the expense of distributing the Contracts that are surrendered before distribution expenses have been recouped from revenue generated by these Contracts. Each Deposit has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC.
In computing the CDSC, Surrenders will be taken:
1st - from the AWA;
2nd - from Contract Value subject to a CDSC on a first-in, first-out basis; and
3rd - from remaining Contract Value.
CDSC is charged based on the type of transaction:

•	Partial Surrenders: To calculate the CDSC when you make a partial Surrender, we apply the applicable CDSC percentage to the amount of the Surrender in excess of the AWA that is eligible for CDSC.

•	Full Surrenders: If you fully Surrender your Contract, we apply the applicable CDSC percentage to the greater of Contract Value or Remaining Gross Premiums minus the AWA.

•	Annuity Payouts: To calculate the CDSC when you take an Annuity Payout pursuant to certain Annuity Payout Options, we apply the applicable CDSC to Commuted Value.
Please refer to Examples 1 through 5 under the Remaining Gross Premium Examples in Appendix A for an illustration of these computations.
The following are NOT subject to a CDSC:

•	Annual Withdrawal Amount (AWA) - During each Contract Year when a CDSC applies, you may take partial Surrenders up to the greater of:

1.	5% of the total Premium Payments that are otherwise subject to CDSC, or

2.	Contract Value minus Remaining Gross Premiums.
We compute the AWA as of the end of the Valuation Day when a partial Surrender request is received by us in good order. The AWA is calculated by comparing two values. First, total Premium Payments subject to a CDSC is multiplied by 5%. Next, the total Remaining Gross Premiums is subtracted from the Contract Value. The greater of the two

25

calculations is the applicable AWA at the end of that particular Valuation Day. This method for calculating CDSCs is used for the current and all future partial Surrenders. All reductions from your Premium Payments will be made on a first-in, first-out basis. The financial impact of the CDSC will be greater during declining market conditions. These amounts are different for Contracts issued to a Charitable Remainder Trust.
The AWA may vary on a daily basis because of fluctuations in Contract Value. If you do not take maximum AWA one Contract Year, you may not take more than the maximum AWA in a subsequent Contract Year. The AWA does not apply to Personal Pension Account Payouts.

•
Transfers from Sub-Accounts or the Fixed Accumulation Feature to the Personal Pension Account. Transfers into the Personal Pension Account will count as a Surrender for the purposes of calculating Remaining Gross Premium, which can result in a reduction to your AWA and may reduce or eliminate your remaining AWA for the Contract Year. Please refer to Example 3 of the Return of Premium Death Benefit II Examples in Appendix A for more information.

•
If you are a patient in a certified long-term care facility or other eligible facility - CDSC will be waived for a partial or full Surrender if you, the joint Owner or the Annuitant, are confined for at least 180 calendar days to a:

•	facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

•	facility certified by Medicare as a hospital or long-term care facility; or

•	nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.
For this waiver to apply, you must:

•	have owned the Contract continuously since it was issued,

•	provide written proof of your eligibility satisfactory to us, and

•	request the Surrender within 91 calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.
This waiver is not available if the Owner, the joint Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 180 days in a certified long-term care facility or other eligible facility up until ninety days after exiting such a facility. This waiver may not be available in all states.

•	Upon death of the Annuitant or any Contract Owner(s) - CDSC will be waived if the Annuitant or any Contract Owner(s) dies.

•
Upon Annuitization - CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows commutation.

•
For Required Minimum Distributions - CDSC will be waived for any Annuitant age 70½ or older with a Contract held under an IRA who Surrenders an amount equal to the Required Minimum Distribution for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

•
For substantially equal periodic payments - CDSC will be waived if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel Period - CDSC will be waived if you cancel your Contract during the Right to Cancel Period.

•	Exchanges - As an accommodation, we may, in our sole discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

•	Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.
Charges Against the Funds
Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses and the Fee Summary.
Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940. Further detail regarding these changes is set forth in the fund's prospectus.

26

Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses.
c. Surrenders
What kinds of Surrenders are available? Before the Annuity Commencement Date:
Full Surrenders/Contract Termination - When you Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, distribution charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
For information on how termination of the Contract impacts the Personal Pension Account, see “Personal Pension Account” section above.
Partial Surrenders - You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC and Distribution Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the CDSC and Distribution Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.
Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state.
There are several restrictions on partial Surrenders of Contract Value before the Annuity Commencement Date:

•	the partial Surrender of Contract Value must be at least equal to $500, and

•
your Total Balance must be equal to or greater than our then current Minimum Amount Rule that we establish according to our then current policies and procedures. The “Minimum Amount Rule” refers to the minimum Total Balance that you must maintain within this Contract prior to your Contract becoming an annuitized income source. If you fail to comply with the Minimum Amount Rule, we reserve the right to fully terminate your Contract. The Minimum Amount Rule varies by share class. Currently the Minimum Amount Rule for class A share Contracts is $500 and is $2,000 for Class B Shares. We may increase the Minimum Amount Rule from time to time but in no event shall the Minimum Amount Rule exceed $2,000 (Class A Shares) or $10,000 (Class B Shares).

You may only commute all or a portion of Personal Pension Account Payouts by following the procedures described below in the “After the Annuity Commencement Date” section below.
Withdrawals will reduce your standard Death Benefit on a dollar-for-dollar basis. Please consult with your Investment Professional to be sure that you fully understand the ways such a decision will affect your Contract.
Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. As of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
After the Annuity Commencement Date:
Full Surrenders/Contract Termination - You may Surrender and thus terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Two, Three, Five, Six and Eight. In the event you take a full Surrender and thereby terminate your Contract after electing Annuity Payout Options Two, Three, Five, or Eight, you will forfeit the life contingent payments payable under these options. We pay you the Commuted Value, minus any applicable CDSCs and Premium tax.
Partial Surrenders/Commutation - Partial Surrenders and/or commutation are permitted after the Annuity Commencement Date if you select the Annuity Payout Option Two, Three, Five, or Six, or Eight. You may withdraw amounts equal to the Commuted Value of the payments that we would have made during the Guaranteed Payout Duration. See Example 4 and footnote 3 under the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Commuted Value and the computation of Guaranteed Payout Duration. If you select the Annuity Payout Options Two or Eight, the Guaranteed Payout Duration will be equivalent to the Annuity Payout Value divided by the Annuity Payout amount, rounded down. To qualify under these Annuity Payout
Options you must make the request before the Guaranteed Payout Duration expires. Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. We will deduct any applicable CDSCs.

27

If you elect to withdraw the entire Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will not make any Annuity Payouts during the remaining Guaranteed Payout Duration. If you elect to withdraw only some of the Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will reduce the remaining Annuity Payouts during the remaining Guaranteed Payout Duration on a first-in, first-out basis. Once the Guaranteed Payout Duration has expired, you may resume receiving Annuity Payouts provided that you, a joint Owner or the Annuitant is alive and you have not terminated your Contract.
Annuity Payout Options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457.
What is the Commuted Value?
You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as “commuting” your Annuity Payout.
The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.
Upon commutation, the Annuity Payout Value or the remaining Guaranteed Payout Duration payments, as applicable, will be discounted based on an interest rate that we determine at our sole discretion (the “discount rate”). The discount rate may be different than the interest rate used to establish payout rates. We determine the discount rate based on a number of factors including then current interest rate(s), investment assumptions and the additional anti-selection and mortality risk we incur by permitting commutation. The higher the discount rate and CDSC, the lower the amount that you will receive.
Commuted Value of your Personal Pension Account will be less than your Annuity Payout Value. Commutation does not affect resumption of life contingent Personal Pension Account Payouts at the conclusion of the applicable Guaranteed Payout Duration. Commuted Value is determined on the day we receive your written request.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions.  The Fund’s board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940.  Further detail is set forth in the Fund’s prospectus.
How do you request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.

28

Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders and Personal Pension Account Payouts. If you make a Surrender or take a Personal Pension Account Payout prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment or Personal Pension Account Payout. Taking these actions before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. Consult your personal tax adviser to determine whether a Surrender or a Personal Pension Account Payout is permissible, with or without federal income tax penalty.
More than one Contract owned in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.
Please see “Federal Tax Considerations” and “Information Regarding Tax-Qualified Retirement Plans” in Appendix Tax for more information.
d. Annuity Payouts
Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units in what is known as the “payout phase.” The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You may take Personal Pension Account Payouts without annuitizing Contract Value. Once you annuitize your Contract, you may no longer make Personal Pension Account Contributions. You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Funds allocated to the Personal Pension Account under Annuity Payout Options Two and Eight. Contract Value can only be annuitized under Annuity Payout Options One, Three, Four, Five and Six. Please check with your Investment Professional to select the Annuity Payout Option that best meets your income needs.
When do your Annuity Payouts begin?
Personal Pension Account Payouts may begin at any time but we reserve the right to require that you own your Contract for at least six months before you start taking these payments. Contract Value may only be annuitized on the Annuity Commencement Date.
Your Annuity Commencement Date cannot be earlier than your second Contract Anniversary if choosing a fixed dollar Annuity Payout. The Annuity Commencement Date may be immediate if electing a variable dollar amount Annuity Payout. In no event; however, may the Annuity Commencement Date be later than:

•	Annuitant’s 90th birthday (or if the Owner is a Charitable Remainder Trust, the Annuitant’s 100th birthday);

•	10th Contract Anniversary (subject to state variation); or

•
The date that you fully annuitize Accumulation Balance (assuming that no Contract Value exists as of such date). Unless otherwise requested, commencement of receipt of Personal Pension Account Payouts do not constitute an Annuity Commencement Date.

As of October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.
Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option with respect to that portion of your Contract cannot be changed.

29

•	Option One - Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

•	Option Two - Life Annuity with a Cash Refund
In general, we will make Annuity Payouts as long as the Annuitant is living. However, when the Owner or joint Owner or Annuitant dies before the Annuity Commencement Date, the Death Benefit will be paid. When the Annuitant dies after the Annuity Commencement Date (and the Owner is living or deceased), then the Beneficiary will receive the Death Benefit.
As of October 3, 2014, the Personal Pension Account is closed to new Personal Pension Account Contributions (i.e., subsequent premium payments and transfers of Contract Value), except for Contracts issued in CT, FL, NJ and WA. Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014 can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account Payouts (fixed dollar amount Annuity Payout) so, if you do not have value in the Personal Pension Account as of October 3, 2014 this Annuity Payout Option will not be available to you. Please see the Personal Pension Account Death Benefit section for additional information.

•	Option Three - Life Annuity With Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant’s age. If the Annuitant dies before the guaranteed number of years has passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

•	Option Four - Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

•	Option Five - Joint and Last Survivor Life Annuity With Payments For a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

•	Option Six - Payments for a Period Certain
We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

•	Option Seven - Reserved

30

•	Option Eight - Joint and Last Survivor Life with Cash Refund (Not Currently Available)
In general, we will make Annuity Payouts as long as the Owner, and either Annuitant or Joint Annuitant are living. When the Owner dies before the Annuity Commencement Date (and the Annuitant or Joint Annuitant is living or deceased), then the Death Benefit is paid.
If death occurs after the Annuity Commencement Date, we will make Annuity Payouts as long as either the Annuitant or the Joint Annuitant is living. When one Annuitant dies, we continue to make Annuity Payouts at the elected percentage until the second Annuitant dies. When the last Annuitant dies, then the Death Benefit is paid.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 75%, or

•	Decrease to 50%.
This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). Please see the Personal Pension Account Death Benefit section for additional information.
As of October 3, 2014, the Personal Pension Account is closed to new Personal Pension Account Contributions (i.e., subsequent Premium Payments and transfers of Contract Value), except for Contracts issued in CT, FL, NJ and WA. Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014, can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account Payouts (fixed dollar amount Annuity Payout) so if you do not have value in the Personal Pension Account as of October 3, 2014, this Annuity Payout Option will not be available to you. Please see the Personal Pension Account Death Benefit section for additional information.
You cannot terminate your Contract once Annuity Payouts begin, unless you have selected Annuity Payout Options Two, Three, Five, Six or Eight. A CDSC, if applicable, may be deducted.
Annuity Payout Option Two is only available for Personal Pension Account Payouts from the Personal Pension Account. Annuity Payout Options One, Three, Four, Five and Six are only available for Annuity Payouts from the Fixed Accumulation Feature or Sub-Accounts. Annuity Payout Option Eight is only available for Personal Pension Account Payouts from the Personal Pension Account and is not currently available.
For certain qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.
We use a present value formula to compute Commuted Value. The results of this formula vary based on, among other things, the discount rate used. As discussed above, the discount rate may vary based on a number of factors including, but not limited to, current interest rates and investment returns. The higher the discount rate, the lower the Commuted Value will be.
Automatic Annuity Payouts
If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.
How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.
Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If you elect the Personal Pension Account, your Annuity Payout Option may only be a fixed dollar amount.

31

•	Fixed Dollar Amount Annuity Payouts
Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium taxes, by an annuity rate set by us. Annuity purchase rates may vary based on the aspect of the Contract annuitized.

•	Variable Dollar Amount Annuity Payouts
Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles; and

•	the Assumed Investment Return (“AIR”).
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.
The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select. You can select one of the following AIRs offered, subject to state variations:

AIR	Annuity Unit Factor	AIR	Annuity Unit Factor	AIR	Annuity Unit Factor
3%	0.999919	5%	0.999866	6%	0.999840
The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.
Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.
After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

•	Combination Annuity Payout
You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

32

e. Standard Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant, if applicable, dies before we begin to make Annuity Payouts. The standard Death Benefit is equal to your Total Balance (less Distribution Charge) calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature and Personal Pension Account for each Beneficiary’s portion of the proceeds.
We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed the greater of:

a.	the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under applicable contracts and riders; or

b.	the aggregate Total Balance plus $1 million.
Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction. In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments under the contracts aggregate to $5,000,000 or more. See your contract for more information.
Please see the heading entitled “What kinds of Surrenders are available? - Before the Annuity Commencement Date” under the Surrenders section and “What effect does partial or full Surrenders have on your benefits under the rider?” in the Return of Premium Death Benefit II section for a discussion regarding when partial Surrenders reduce your Death Benefit on either a dollar-for-dollar or proportionate basis. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. Please consult with your Investment Professional before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Safe Haven Program.” Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to The Hartford’s Safe Haven program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature or Personal Pension Account and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Annuitant or Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death

33

certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. The Beneficiary may not make Personal Pension Account Contributions. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.
The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an annuity option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner’s death.
If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Owner	There is a surviving joint Owner	The Annuitant is living or deceased	Joint Owner receives the Death Benefit.
Owner	There is no surviving joint Owner	The Annuitant is living or deceased	Beneficiary receives the Death Benefit.
Owner	There is no surviving joint Owner and the Beneficiary predeceases the Owner	The Annuitant is living or deceased	Owner’s estate receives the Death Benefit.
Annuitant	The Owner is living	There is no named Contingent Annuitant	The Owner becomes the Contingent Annuitant and the Contract continues. The Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Owner	The Annuitant is living	Beneficiary becomes the Owner.
Annuitant	The Owner is living	Owner receives the payout at death.
Annuitant	The Annuitant is also the Owner	Beneficiary receives the payout at death.
These are the most common scenarios. Some of the Annuity Payout Options may not result in a payout at death.
5. Optional Death Benefits
a. Maximum Anniversary Value Death Benefit
Objective
To provide a Death Benefit equal to the greater of Maximum Anniversary Value, Premium Payments adjusted for Surrenders or Contract Value that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. The “Maximum Anniversary Value” is the highest Contract Value as of each Contract Anniversary as of the date of death of the

34

oldest Owner or Annuitant’s 81st birthday, whichever first occurs, adjusted for any Premium Payments and partial Surrenders occurring after such Contract Anniversary.
When can you buy the rider?
The Maximum Anniversary Value Death Benefit rider is closed to new investors (including existing Owners).
How is the charge for this rider calculated?
The fee for the rider is based on the greater of the Maximum Anniversary Value, or Premium Payments adjusted for Surrenders and is taken on each Contract Anniversary. Even though the amount we charge you for this rider can go up or down, except as provided below, we can not increase the rider fee once you elect this rider. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states. See Maximum Anniversary Value Death Benefit Example 3 in Appendix A.
In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be the then current rider fee for new Contracts (absent any voluntary waivers by us). We reserve the right to charge up to the maximum fee described in the Fee Summary (absent any voluntary fee waivers by us) at any time without notice.
Is this rider designed to pay you Death Benefits?
Yes. This Death Benefit is equal to the greatest of A, B or C, where:

A =	Contract Value (minus Distribution Charges if applicable);

B =	Premium Payments (on a dollar-for-dollar basis post rider issuance) adjusted for partial Surrenders; and

C =
Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments: (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

See Maximum Anniversary Value Death Benefit Example 1 in Appendix A.
If you elect this rider after the Contract has been issued, the starting values for Contract Value (minus Distribution Charges if applicable), Premium Payments and Maximum Anniversary Value will all be reset to Contract Value (minus Distribution Charges if applicable) as of the Valuation Day that you elect this rider. Contract Value and Premium Payments prior to election of the rider (as well as those values that would have been used to set the Maximum Anniversary Value had this rider been elected upon Contract issuance), will be disregarded.
In addition to this Death Benefit, you may also be entitled to receive the Personal Pension Account Death Benefit. Even though your Benefit Balance is not subject to principal protection under this rider, any portions of your Benefit Balance transferred to Sub-Accounts and/or the Fixed Accumulation Feature are also considered to be part of the Contract Value used to compute this Death Benefit.
We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other documents acceptable to us. The calculated Death Benefit will remain invested according to the Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and your Beneficiary receiving the standard Death Benefit.
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.
If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner’s death.
If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

35

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. Please refer to the discussion under the caption “Who will receive the Death Benefit” under Standard Death Benefits for more information.
Does this rider replace the standard Death Benefit?
Yes.
Can you terminate this rider?
No.
What effect do partial Surrenders have on your benefits under the rider?
Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis based on a factor equal to 1 minus the partial Surrender divided by the Contract Value prior to such partial Surrender. The factor is multiplied by Premium Payments as well as the Maximum Anniversary Value as well as the anniversary values immediately prior to a partial Surrender to determine the adjusted Death Benefit. For purposes of this rider, a Surrender also includes a transfer of Contract Value to the Personal Pension Account. A partial surrender (or transfer to the Personal Pension Account) may not reduce your Death Benefit by the same dollar amount that your Contract Value is reduced. The adjustment to your Death Benefit may be lower or higher than the adjustment to your Contract Value. See Maximum Anniversary Value Death Benefit Example 2 in Appendix A for an illustration of this calculation.
What happens if you change ownership?
We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a re-calculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider’s effective date.
An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a re-calculation this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed thereafter.
If the oldest Owner after the change is greater than the maximum rider age limitation as of the effective date of ownership change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Death Benefit?
Yes. If the Owner dies and the sole Beneficiary is the deceased Owner’s Spouse at the time of death, we will increase the Contract Value to the Maximum Anniversary Death Benefit value, if greater than the Contract Value on the date of due proof of death. The Spouse may elect to continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.
If any Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or a similar rider, as we determine) is not available for sale, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed thereafter.
If any Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation or this rider (or a similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Contract Value as of the date we receive due proof of death and will serve as the new basis for the Death Benefit. See “Is this rider designed to pay you Death Benefits?” above for further discussion regarding post-issue election of this rider. The rider charge will be reset to the charge then being assessed for new sales of the rider.
What happens if you annuitize your Contract?
Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.
Are there restrictions on how you must invest?
Yes. You may allocate your Contract Value to any Sub-Accounts(s), asset allocation models, investment programs, fund of funds Sub-Accounts(s) or other investment option(s) or you may design your own portfolio, provided that your Fund selections comply with the investment restrictions in the following table:

36

Classification	Allocation
Fixed investments Funds	Minimum of 30% - to a maximum of 100%
Equity Investments	• Maximum of 70% • No more than 20% may be invested in any one Fund in this category
Limited Investments	Maximum of 20%
Multi-Asset Investments	• 0% or 100% • May not be combined with Funds in the above classifications
Investing in the Personal Pension Account and Fixed Accumulation Feature do not constitute a violation of these investment restrictions.
Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. See Appendix C - Fund Data for more detailed information. The Personal Pension Account and Fixed Accumulation Feature are not included within any classification.
We may, in our sole discretion, add, replace or delete Funds, programs, classifications, allocations and asset allocation models from time to time. Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. You will be provided with advance notification of any investment restriction changes and you must invest Premium Payments in accordance with such updated investment restrictions.
You must participate in an asset rebalancing program. If on any Valuation Day, your Contract Value is no longer invested within the permissible allocations in the table above as a result of market fluctuations, we will not terminate the rider. Instead, your Contract Value will be rebalanced quarterly in accordance with your last compliant allocation instructions. All subsequent Premium Payments must also be invested according to the classifications described in this section.
You may provide investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will, however, result in the termination of this rider. We will not accept instructions to violate the investment restrictions from your Investment Professional. Violating these investment restrictions shall result in the termination of your Death Benefit under this rider.
If this rider is terminated due to failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider. You will be notified in your confirmation statement that you have violated these investment restrictions. The thirty calendar day reinstatement period will begin from the date this rider is terminated. Your opportunity to reinstate will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, or make an ownership change.
Upon reinstatement of your rider, your Premium Payment will be reset at the lower of the Premium Payments prior to the revocation or Contract Value as of the date of the reinstatement. Your Maximum Anniversary Value will be reset at the lower of the Maximum Anniversary Value prior to the revocation or Contract Value as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement. Violation of these investment restrictions could result in a serious erosion of the value in this rider.
We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please see Appendix F for more information on investment restrictions.
Are there restrictions on the amount of subsequent Premium Payments?
No.
Can we aggregate Contracts?
Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

a.	the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under all applicable contracts and riders; or

b.	the aggregate Total Balance plus $1 million.
Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.
Other information
The rider may not be appropriate for all investors. Several factors, among others, should be considered:

37

•
The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

•
We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

•	The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

•
Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

•	Transfers made pursuant to an automatic income program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.
b. Return of Premium Death Benefit II
Objective
To provide a Death Benefit equal to the greater of Contract Value minus Distribution Charges or Premium Payments adjusted for Surrenders that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.
When can you buy the rider?
The Return of Premium II rider is closed to new investors (and existing Owners).
How is the charge for this rider calculated?
The fee for the rider is based on Premium Payments adjusted for Surrenders on each Contract Anniversary. Even though the amount we charge you for this rider can go up or down, except as provided below, we can not increase the rider fee once you elect this rider. This charge will automatically be deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.
In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be based on the Contract Value on the date of any such change plus Premium Payments received after such date, as adjusted for Surrenders. We reserve the right to change the rider charge up to the maximum fee described in the Fee Summary (absent any voluntary waivers by us) at any time without notice.
Is this rider designed to pay you Death Benefits?
Yes. This Death Benefit is equal to the higher of Contract Value (minus Distribution Charges) or Premium Payments adjusted for Surrenders. See the Return of Premium Death Benefit II Example in Appendix A.
In addition to this Death Benefit, you may also be entitled to receive the Personal Pension Account Death Benefit.
We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and your Beneficiary receiving the standard Death Benefit.
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.
If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner’s death.
If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund,

38

Benefit Balance, or receive the Commuted Value. Please refer to the discussion under the caption “Who will receive the Death Benefit” under Standard Death Benefits for more information.
Does this rider replace the standard Death Benefit?
Yes.
Can you terminate this rider?
Yes. At anytime following the earliest of the fifth anniversary of the rider effective date or Spousal Contract continuation, the Contract Owner may elect to terminate this rider. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No other optional benefit may be elected following the termination. A Company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in the “standard Death Benefit” section) by the Beneficiary (excluding Spousal Contract continuation).
What effect do partial Surrenders have on your benefits under the rider?
Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis based on a factor equal to 1 minus the partial Surrender divided by the Contract Value prior to such partial Surrender. The factor is multiplied by Premium Payments immediately prior to the partial surrender to determine the adjusted Death Benefit. For purposes of this rider, a Surrender also includes a transfer of Contract Value to the Personal Pension Account. A partial surrender (or transfer to the Personal Pension Account) may not reduce your Death Benefit by the same dollar amount that your Contract Value is reduced (i.e., depending on if there is a gain or loss in your Contract Value at the time of the surrender (or transfer), the adjustment to your Death Benefit may be lower or higher than the adjustment to your Contract Value). See Return of Premium Death Benefit II Example in Appendix A.
What happens if you change ownership?
We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a re-calculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider’s effective date.
An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a reset of this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed thereafter.
If the oldest Owner after the change is greater than the maximum rider age limitation as of the effective date of ownership change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Death Benefit?
Yes. If the Owner dies and the sole Beneficiary is the deceased Owner’s Spouse at the time of death, we will increase the Contract Value to the Return of Premium II Death Benefit value, if greater than the Contract Value on the date of due proof of death. The Spouse may elect to continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.
If the Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter.
If the Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and such rider (or similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Contract Value as of the date of due proof of death and will serve as the new basis for the Death Benefit. The rider charge will be reset to the rider charge then being assessed for new sales of the rider.
What happens if you annuitize your Contract?
Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

39

Are there restrictions on how you must invest?
No. We reserve the right to impose investment restrictions in the future.
Are there restrictions on the amount of subsequent Premium Payments?
Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.
Can we aggregate Contracts?
Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purpose of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

a.	the aggregate Deposits, modified by adjustments for partial Surrenders or payouts under all applicable contracts and riders; or

b.	the aggregate Total Balance plus $1 million.
Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.
Other information
The rider may not be appropriate for all investors. Several factors, among others, should be considered:

•
The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

•	We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or assignment. If we terminate the rider, it cannot be re-elected by you.

•
Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

6. Further Information
a. Glossary
Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Account Balance: The sum of your Contract Value and Benefit Balance (this term is also referred to as the “Total Balance” in your Contract and marketing materials).
Accumulation Balance — The sum of all Personal Pension Account Contributions increased by credited interest; minus any transfers into any other Account(s) and any conversion into Annuity Payout Value.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is: The Hartford - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353. Our standard mailing address is The Hartford - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-4293.
Annual Maintenance Fee: An annual charge deducted on a Contract Anniversary or upon full Surrender.
Annual Withdrawal Amount (AWA): The amount you may Surrender each Contract Year without incurring a CDSC.
Annuitant: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select. Annuity Payout also refers to Personal Pension Account Payouts.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date, the death of the Contract Owner or Annuitant; or annuitization(s) of Benefit Balance.

40

Annuity Payout Value: The portion of your Benefit Balance converted into Personal Pension Account Payouts, as reduced by future Personal Pension Account Payouts.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner or Annuitant, as the case may be.
Benefit Balance: Personal Pension Account Contributions, as adjusted for transfers to or from Contract Value, credited interest and/or annuitization. Benefit Balance includes Annuity Payout Value, if any.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any Annuity Payout due and payable during the Guaranteed Payout Duration. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.
Contingent Deferred Sales Charge (CDSC): The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Account on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: Except as otherwise provided, the amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or optional Death Benefit plus the Personal Pension Account Death Benefit.
Deposit: The sum of all Premium Payments and Personal Pension Account Contributions.
Fixed Accumulation Feature: Part of our General Account, where you were able to allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all classes of Contracts we offered contain a Fixed Accumulation Feature. As of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except in MA.
Fund: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a “Sub-Account”.
Guaranteed Payout Duration: The time period (sometimes referred to as a “Period Certain”) specified in Annuity Payout Options Three, Five and Six; and with respect to Annuity Payout Options Two and Eight, the time period equal to the applicable Annuity Payout Value divided by the corresponding Personal Pension Account Payout, rounded down.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: The highest Contract Value as of each Contract Anniversary prior to the date of death of the oldest Owner or Annuitant’s 81st birthday, whichever first occurs, adjusted for any Premium Payments (on a dollar-for-dollar basis post rider issuance) and partial Surrenders occurring after such Contract Anniversary.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
1933 Act: The Securities Act of 1933, as amended.
1934 Act: The Securities Exchange Act of 1934, as amended.
1940 Act: The Investment Company Act of 1940, as amended.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Personal Pension Account Contributions: Sums allocated to the Personal Pension Account (after deduction of front-end sales charges, if applicable). Personal Pension Account Contributions may take the form of Deposits or transfers of Contract Value from Sub-Accounts or the Fixed Accumulation Feature (if applicable).
Personal Pension Account Payouts: Regularly scheduled periodic payments of Annuity Payout Value.

41

Premium or Premium Payment: Money sent to us to be invested in your Contract (not taking into consideration any applicable sales charges). Unless otherwise specified, a Premium Payment does not include Personal Pension Account Contributions. Portions of your Benefit Balance transferred to Sub-Accounts and/or the Fixed Accumulation Feature are considered to be Premium Payments that become part of your Contract Value.
Remaining Gross Premium: Premium Payments minus prior partial Surrenders in excess of the AWA at the time of such partial Surrender.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your “Sub-Account”.
Sub-Account Value: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.
Surrender: A complete or partial withdrawal from your Contract. For the purposes of optional riders only, a Surrender may also include a transfer of Contract Value to Benefit Balance.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding). Surrender Value does not include the Commuted Value of your Personal Pension Account.
Target Income Age — The year that commences with the birthday of the older Annuitant during which Personal Pension Account Payouts are expected to begin. Target Income Age establishes a 7-year guarantee window (three years before and after) during which a guaranteed payout rate will be applied to your Accumulation Balance.
Total Balance: The sum of your Contract Value and Benefit Balance.
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
We, us or our: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.
You: The Owner including any joint Owner(s). We do not capitalize “you” or “your” in this prospectus.
b. State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state’s variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Alabama, New Jersey and Ohio - The Fixed Accumulation Feature is not available.
California - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested. The only AIRs available are 3% and 5%. The assignment restrictions on the Death Benefits do not apply.
Connecticut, Florida, Illinois and New Jersey - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.
Connecticut and New Jersey - Our approval is required for any subsequent Contribution or transfer resulting in cumulative Contributions and transfers into the Personal Pension Account exceeding $50,000.
Connecitcut - The assignment restrictions on the Death Benefits do not apply.

42

Massachusetts - We will accept subsequent Premium Payments only until the Annuitant’s 62nd birthday or the second Contract Anniversary, whichever is later (B Share Contracts). The Nursing Home Waiver is not available. The Fixed Accumulation Feature investment restrictions do not apply to investors.
Minnesota - The CDSC for B Share Contracts is 7%, 7%, 6%, 6%, 5%, 4%, 3%, 2%, 0% for years 1-9.
New Jersey - The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges. We reserve the right to prohibit subsequent Premium Payments and transfers after the first Contract Year if you have elected the Return of Premium death benefit. This restriction is not currently being enforced. We will notify you if subsequent Premium Payments and transfers cease to be available to affected contract owners.
Oklahoma - The only AIRs available are 3% and 5%.
Oregon - We will accept subsequent Premium Payments during the first three Contract Years (B Share Contracts). You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available. The only AIRs available are 3% and 5%.
Pennsylvania - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available.
Texas - Letters of Intent are not available as a basis to reduce sales charges.
Vermont - Eligible Investments owned by you, your Spouse or any immediate family member may be included under the Rights of Accumulation Program.
Washington - In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year.
c. Miscellaneous
Ownership Changes - Except as prohibited by state law, we reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Assignment - A non-qualified Contract may be assigned subject to the ownership change restrictions above. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.
Speculative Investing - Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Contract Modification - We may unilaterally modify the Contract to reflect, among other things, changes in applicable tax law or interpretations of tax law, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Owners through regular mail as an endorsement to their Contract.
Medicaid Benefits - Medicaid estate planning may be important to people who are concerned about long term care costs. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits. Ownership interests or beneficiary status under this variable annuity could render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract. This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.
d. Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and

43

legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
e. How Contracts Were Sold
We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. (“HSD”) under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours.
HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2016. Contracts were sold by individuals who were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries.

A share and B share Contracts may have been sold directly to the following individuals free of any commission: 1) current or retired officers, directors, trustees and employees (and their families) and our ultimate corporate parent, affiliates, and subsidiaries; and 2) employees and Investment Professionals of Financial Intermediaries. If applicable, we may have credited the B share Contract with a credit of 5.0% of the initial Deposit and each subsequent Deposit, if any. This additional percentage of Deposit in no way affects current or future charges, rights, benefits or account values of other Owners.

Subject to the internal eligibility requirements, employees of a Financial Intermediary; as well as our current or retired officers, directors, trustees and employees and those of our affiliates, subsidiaries and parent companies who purchased class A share versions of this Contract can make additional Deposits therein without incurring a front-end sales charge.

This prospectus does not constitute personalized investment or financial planning advice or a recommendation to purchase this or any other variable annuity. We reserve the right to modify, suspend, or terminate these privileges at any time.

We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Investment Professionals according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Deposits or Total Balance.

•	Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 6.5% of each Deposit. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Total Balance. We pay no additional commissions with respect to assets moved from the Personal Pension Account to Sub-Accounts or the Fixed Accumulation Feature. We pay different commissions based on the Contract variation. We may pay a lower commission for sales to Owners over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Investment Professional’s compensation. Under certain circumstances, your Investment Professional may be required to return all or a portion of the commissions paid.
Check with your Investment Professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Investment Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Investment Professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Investment Professional’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

•	Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional

44

payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Inforce Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
As of December 31, 2016, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., LPL Financial Corporation, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, Robert W. Baird & Co. Inc., Securities America, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
As of December 31, 2016, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Funds Distributors & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2016, Additional Payments did not in the aggregate exceed approximately $15.6 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $18,500.

45

Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Financial Statement

APP TAX-1

Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences.
The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Nonresident Aliens and Foreign Entities" below regarding annuity purchases by, or payments to, non-U.S. persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation. Although some sections below discuss certain tax considerations in connection with contract loans, this is provided as general information only. Please refer to your contract to determine if your contract contains a loan provision.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account

APP TAX-2

are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•	Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u).
However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual’s modified adjusted gross income for the taxable year.
a. Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

APP TAX-3

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.
When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated

APP TAX-4

as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose.
We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn.
In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:
1. Distributions made on or after the date the recipient has attained the age of 591⁄2.
2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.
3. Distributions attributable to a recipient becoming disabled.
4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).
5. Distributions made under certain annuities issued in connection with structured settlement agreements.
6. Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).
7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 591⁄2 and (b) 5 years have elapsed since the first of these periodic payments.

e.	Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

f.	Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be

APP TAX-5

treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.

g.	Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract’s cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a “partial exchange”).
The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.
Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.
If a transfer falls within the scope of the Rev. Proc. but is not described above (for example — if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS’s partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.
3. Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.

APP TAX-6

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to nonqualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any,that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However,there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
5. Certain Tax Considerations for Full or Partial Settlement Payments from the Personal Pension Account
The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Accont or take a settllement for a Personal Pension Account Payout.
With respect to the Peronal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).

APP TAX-7

D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding,pursuant to Code Section 3405, which requires the following:

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner,generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States.
Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 371⁄2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

APP TAX-8

H. Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a

APP TAX-9

Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 701⁄2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 591⁄2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
b. SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional

APP TAX-10

IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments.
There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 591⁄2;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan

APP TAX-11

that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount $18,000 for 2017. The Plan may provide for additional “catch-up” contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 701⁄2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

APP TAX-12

6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 591⁄2. However, this 10% penalty tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 591⁄2 and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b.	RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of —

(i)	the calendar year in which the individual attains age 701⁄2, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 701⁄2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life

APP TAX-13

of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 701⁄2.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan

APP TAX-14

under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner.
Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.
9. Certain Tax Considerations with the Personal Pension Account in Qualified Plans
Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.
Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:
a. Any amounts received by you (or your payee) prior to your attaining age 591⁄2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.
b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result,

APP TAX-15

such variations should be considered when RMD amounts need to be taken (e.g., after age 701⁄2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. § 1.401(a) (9)-6, Q&A-1 and Q&A-14).
c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual’s IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 701⁄2. In addition, any such distribution from a non-IRA form of Qualified Plan may be subject to the 20% mandatory withholding tax, unless such distribution is an RMD or otherwise avoids classification as an “eligible rollover distribution,” as described above.

APP A-1

Appendix A — Examples
Table of Contents

Page
Personal Pension Account Examples	APP A-2
Example 1: Standard Illustrations with Partial Income Stream	APP A-2
Example 2: Subsequent Personal Pension Account Deposits	APP A-4
Example 3a: Benefit Balance Transfer (In-bound)	APP A-4
Example 3b: Benefit Balance Transfer (Out-bound)	APP A-5
Example 4a: Full Commutation with Commuted Value	APP A-6
Example 4b: Partial Commutation with Commuted Value	APP A-8
Example 5: Death Benefit Examples	APP A-10
Maximum Anniversary Value Death Benefit	APP A-10
Return of Premium II Death Benefit	APP A-12
Return of Premium I Death Benefit	APP A-12

APP A-2

Personal Pension Account Examples
Effective October 3, 2014, the Personal Pension Account will be closed to new Personal Pension Account Contributions (i.e., subsequent Premium Payments and transfers of Contract Value).* Any sums allocated to the Personal Pension Account as of the close of business on October 3, 2014, can remain in the Personal Pension Account and with respect to these sums Contract Owners can continue to utilize the benefits and features of the Personal Pension Account as described in your Contract (including applicable riders).
If You are enrolled in any program (e.g., Dollar Cost Averaging Program) that automatically allocates subsequent contributions (Premium Payments) and/or transfers of Contract Value to the Personal Pension Account You MUST provide The Hartford with alternative allocation instructions prior to October 3, 2014; otherwise Your program will automatically terminate on October 3, 2014*.

*
Contract Owners with Contracts issued in CT, FL, NJ and WA may continue to allocate new Personal Pension Account Contributions after October 3, 2014 and any programs that utilize the Personal Pension Account may remain in place. The Personal Pension Account was never available for Contracts issued in New York and Oregon.

Example 1: Standard Illustrations with a Partial Income Stream
Assume the initial Personal Pension Account Contribution is equal to $100,000 (no Premium Payments have been invested in the Fixed Accumulation Feature or Sub-Accounts). Assume that in Contract Year 7, the Owner requested to commence an income stream based on $50,000 of Annuity Payout Value during the guarantee window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. Hypothetical credited and payout rates are illustrated below.

A.
To understand how your guaranteed payout rates are set during your guarantee window (shaded area), see Guaranteed Payout Rates in Contract Years 1 through 7. In this Example, the guaranteed payout rate is locked in at Contract Year 7 when Personal Pension Account Payouts commence.

B.
Credited interest rates vary during the duration of your Contract as illustrated in column 4. In this illustration, credited interest rates change at the 10th Contract Year and again at the 20th Contract Year.

C.
Please refer to the last column in Contract Year 23 for an example of how Personal Pension Account Payouts will continue for the life of the Annuitant, Owner or joint Owner even though Annuity Payout Value has been exhausted.

APP A-3

	Contract Year	Age	Benefit Balance	Credited Interest Rate	Accumulation Balance	Annuity Payout Value	Guaranteed Payout Rates (per 1000)(3)	Personal Pension Account Payouts(2)
	0	60	$100,000	5.00%	$100,000
GuaranteeWindow	1	61	105,000	5.00%	105,000		61.99
	2	62	110,250	5.00%	110,250		62.33
	3	63	115,763	5.00%	115,763		62.72
	4	64	121,551	5.00%	121,551		63.16
	5	65	127,628	5.00%	127,628		63.65
	6	66	134,010	5.00%	134,010		64.17
	7	67	140,710	5.00%	90,710(1)	$50,000	64.73	$3,237
	8	68	142,009	5.00%	95,246	46,763		3,237
	9	69	143,535	5.00%	100,008	43,527		3,237
	10	70	145,299	3.00%	105,008	40,290		3,237
	11	71	145,212	3.00%	108,158	37,054		3,237
	12	72	145,220	3.00%	111,403	33,817		3,237
	13	73	145,326	3.00%	114,745	30,581		3,237
	14	74	145,532	3.00%	118,188	27,344		3,237
	15	75	145,841	3.00%	121,733	24,108		3,237
	16	76	146,256	3.00%	125,385	20,871		3,237
	17	77	146,781	3.00%	129,147	17,634		3,237
	18	78	147,419	3.00%	133,021	14,398		3,237
	19	79	148,173	3.00%	137,012	11,161		3,237
	20	80	149,047	1.50%	141,122	7,925		3,237
	21	81	147,927	1.50%	143,239	4,688		3,237
	22	82	146,839	1.50%	145,388	1,452		3,237
	23	83	147,568	1.50%	147,568	0		3,237

(1)
Accumulation Balance is reduced by $50,000 that is converted into the Annuity Payout Value. CDSC’s and Premium tax have not been applied in this Example. If the $50,000 was instead commuted into a Commuted Value (assuming a hypothetical discount rate of 6%), the Commuted Value would be $32,294. The remaining Accumulation Balance can be converted into Annuity Payout Value at a later date for additional Personal Pension Account Payouts.

(2)	These Personal Pension Account Payouts shall continue for the life of the Annuitant, Owner or joint Owner pursuant to Annuity Payout Option Two.

(3)	Guaranteed Payout Rates are based on a hypothetical investment in B shares.

APP A-4

Example 2: Subsequent Personal Pension Account Deposits
Assume a $100,000 initial Personal Pension Account Contribution was made at a time when we declared a hypothetical credited rate of 4% and that a $15,000 subsequent Personal Pension Account Contribution was made when we declared a hypothetical credited rate of 3.75%. Your Benefit Balance would increase as follows:

Age		Personal Pension Account Contribution	Credited Interest Rate		Personal Pension Account Contribution	Credited Interest Rate	Total Benefit Balance
55	First Deposit	$100,000		Second Deposit			$100,000
56			4.00%				104,000
57			4.00%				108,160
58			4.00%				112,486
59			4.00%		$15,000		131,986
60			4.00%			3.75%	137,228
61			4.00%			3.75%	142,678
62			4.00%			3.75%	148,345
63			4.00%			3.75%	154,237
64			4.00%			3.75%	160,362
65			4.00%			3.75%	166,732
At Age 59, the $100,000 Contribution has accumulated to $116,986. The subsequent Contribution of $15,000 creates a Total Benefit Balance of $131,986.
The Total Benefit Balance at Age 60 is determined as follows:
Interest is compounded daily at 4.00% on the previous First Deposit Benefit Balance of $116,986 resulting in an Age 60 First Deposit Benefit Balance of $121,665.
Interest is compounded daily at 3.75% on the previous Second Deposit Benefit Balance of $15,000 resulting in an Age 60 Second Deposit Benefit Balance of $15,563.
The First Deposit Benefit Balance of $121,665 + the Second Deposit Benefit Balance of $15,563 creates a Total Age 60 Benefit Balance of $137,228.
Example 3a: Benefit Balance Transfer (In-bound)
The following example illustrates the impact on various values associated to the contract when a transfer from the Sub-Accounts to the Personal Pension Account occurs. Assume that the Owner deposits $100,000 in the Sub-Accounts and then elects to transfer $5,000 from the Sub-Accounts to the Personal Pension Account in which event:

	Transfer from Sub-Accounts to the Personal Pension Account
	Before Value	After Value
Sub-Account Value (assumed)	$130,000	$125,000
Remaining Gross Premium	$100,000	$100,000
Return of Premium II Withdrawal Limit	$0	$0
Maximum Anniversary Value Withdrawal Limit	n/a	n/a
Return of Premium II Death Benefit	$100,000	$96,153.85
Maximum Anniversary Value Death Benefit - Anniversary Value (Before Value is assumed)	$107,000	$102,884.62
Maximum Anniversary Value Death Benefit - Premium Payments	$100,000	$96,153.85
Benefit Balance	$0	$5,000

•	The Sub-Account Value is reduced by the amount of the transfer ($5,000).

•
The Remaining Gross Premium associated to the Sub-Accounts is not reduced by the amount of the transfer as Remaining Gross Premium is only reduced for Surrenders or transfers in excess of the Annual Withdrawal Amount.

APP A-5

•
As a result of the transfer, the Return of Premium II Death Benefit is reduced by a factor. The $5,000 transfer results in a factor of 0.961538462 being applied to Premium Payments. The factor of 0.961538462 is derived by 1−($5,000 Transfer / Contract Value Prior to the Transfer $130,000).

•
As a result of the transfer, the Maximum Anniversary Value Death Benefit Anniversary Value and Premium Payments are both reduced by a factor. The $5,000 transfer results in a factor of 0.961538462 being applied to Premium Payments. The factor of 0.961538462 is derived by 1−($5,000 Transfer / Contract Value Prior to the Transfer $130,000).

•	Assume there were no sums previously invested in the Personal Pension Account. The Benefit Balance is increased by the amount of the transfer ($5,000).
Example 3b: Benefit Balance Transfer (Out-bound)
The following example illustrates the impact on various values associated to the Contract when a transfer from the Personal Pension Account to the Sub-Accounts occurs. Assume that the Owner makes a Personal Pension Account Contribution of $100,000 into the Personal Pension Account and then elects to transfer the maximum available transfer from the Personal Pension Account to the Sub-Accounts. The out-bound transfer restriction considers the following factors:

End of Year	Maximum of A, B, C	A	B	C
1	$4,120	$4,120	$3,000	$0
2	$4,120	$4,073	$2,966	$4,120
Where,

•	Column A equals 4% of the Accumulation Balance as of the prior Contract Anniversary. Assume that the $100,000 Personal Pension Account Contribution earns a credited interest rate of 3%.

•	Column B equals the amount of interest credited to the Accumulation Balance over the most recent full Contract Year.

•	Column C equals the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

	Transfer from Personal Pension Account to the Sub-Accounts End of Year 1
	Before Value	After Value
Sub-Account Value (assumed)	$130,000	$134,120
Remaining Gross Premium	$100,000	$100,000
Annual Withdrawal Amount	$5,000	$5,206
Return of Premium II Death Benefit	$100,000	$104,120
Maximum Anniversary Value III - Anniversary Value (Before Value is assumed)	$107,000	$111,120
Maximum Anniversary Value III - Premium Payments	$100,000	$104,120
Benefit Balance	$103,000	$98,880

•	The Benefit Balance is reduced by the amount of the transfer ($4,120).

•
The Remaining Gross Premium associated to the Sub-Accounts is not increased by the amount of the transfer as Personal Pension Account Remaining Gross Premium is only reduced, and the Remaining Gross Premium associated to the Sub-Accounts increased, for transfers in excess of the Annual Withdrawal Amount.

•	The Return of Premium II Death Benefit is increased dollar for dollar for the amount of the transfer ($4,120).

•	The Maximum Anniversary Value Death Benefit Anniversary Value and Premium Payments are both increased dollar for dollar for the amount of the transfer ($4,120).

•	The Sub-Account Value is increased by the amount of the transfer ($4,120).

APP A-6

Example 4a: Full Commutation with Commuted Value
Assume that the Owner desires to start taking all Personal Pension Account Payouts and then fully commute the Personal Pension Account Payouts in year 20, which is outside of their guarantee window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). Also, assume that the initial Personal Pension Account Contribution is equal to $100,000 and no Premium Payments have been invested in the Fixed Accumulation Feature or Sub-Accounts.

	Contract Year	Age	Benefit Balance	Accumulation Balance	Credited Rate	Annuity Payout Value	Payout Rates (per 1000)(1)	Commuted Value	Payouts
	0	60	$100,000	$100,000	5.00%	$0	61.68
	1	61	105,000	105,000	5.00%	0	61.99		$0
	2	62	110,250	110,250	5.00%	0	62.33		0
	3	63	115,763	115,763	5.00%	0	62.72		0
Guarantee Window	4	64	121,551	121,551	5.00%	0	63.16		0
	5	65	127,628	127,628	5.00%	0	63.65		0
	6	66	134,010	134,010	5.00%	0	64.17		0
	7	67	140,710	140,710	5.00%	0	64.73		0
	8	68	147,746	147,746	5.00%	0	65.31		0
	9	69	155,133	155,133	5.00%	0	65.91		0
	10	70	162,889	162,889	3.00%	0	66.56		0
	11	71	167,776	167,776	3.00%	0	69.14		0
	12	72	172,809	172,809	3.00%	0	71.94		0
	13	73	177,994	177,994	3.00%	0	74.99		0
	14	74	183,334	183,334	3.00%	0	78.32		0
	15	75	188,834	188,834	3.00%	0	81.96		0
	16	76	194,499	194,499	3.00%	0	85.92		0
	17	77	200,333	200,333	3.00%	0	90.11		0
	18	78	206,343	206,343	3.00%	0	94.63		0
	19	79	212,534	212,534	3.00%	0	99.55		0
	20	80	218,910	0(2)	1.50%	218,910	105.02(6)	$156,367(5)	0(4)
	21	81	n/a	n/a	n/a(3)	n/a	n/a	n/a	n/a
	22	82	n/a	n/a	n/a	n/a	n/a	n/a	n/a
	23	83	n/a	n/a	n/a	n/a	n/a	n/a	n/a
	24	84	n/a	n/a	n/a	n/a	n/a	n/a	n/a
	25	85	n/a	n/a	n/a	n/a	n/a	n/a	n/a
	26	86	n/a	n/a	n/a	n/a	n/a	n/a	n/a
	27	87	n/a	n/a	n/a	n/a	n/a	n/a	n/a
	28	88	n/a	n/a	n/a	n/a	n/a	n/a	n/a
	29	89	n/a	n/a	n/a	n/a	n/a	n/a	22,989(7)
	30	90	n/a	n/a	n/a	n/a	n/a	n/a	22,989(7)

(1)
Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the guarantee window. Payouts that begin outside the guarantee window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the guarantee window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner’s contract. Guaranteed Payout Rates are based on a hypothetical investment in B shares.

APP A-7

(2)	The Accumulation Balance is depleted to $0 based on being converted to Annuity Payout Value. CDSCs and Premium tax are not shown in this Example.

(3)	Interest is no longer credited under the Personal Pension Account.

(4)
The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the payout rate applicable to the year in which commutation is requested and dividing by 1,000. In this case, $218,910*$105.02/1,000 = $22,989. However, in this example, Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living and have not terminated the Contract as illustrated in years 29 and 30.

(5)
The Commuted Value depicted is based on commutation of the Annuity Payout Value (in this Example, is the same as the Benefit Balance because this is a full commutation) of $218,910 using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the Guaranteed Payout Duration (i.e., $218,910/$22,989, rounded down = 9 years) calculated using this discount rate.

(6)	Hypothetical Payout Rate used because Personal Pension Accounts and subsequent commutation occur outside of the guarantee window.

(7)
Lifetime Personal Pension Account Payouts resume because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

APP A-8

Example 4b: Partial Commutation with Commuted Value
Assume that the Owner desires to start taking Personal Pension Account Payouts and commute half of the Personal Pension Account Payouts in year 20, which is outside of their guarantee window. In this Example, the guarantee window is represented by the shaded area in years 1 though 7. Year 20 “Before” illustrates how the Annuity Payout Value is split in half to serve as the basis for Personal Pension Account Payouts and the Commuted Value. Year 20 “After” illustrates the amounts paid to the Owner in the form of Personal Pension Account Payouts and Commuted Value. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). The Guaranteed Payout Duration in this Example is illustrated as the shaded rows corresponding to Contract Years 20 through 28. Assume the initial Deposit is equal to $100,000 and no sums are invested in the Fixed Accumulation Feature or Sub-Accounts.

Contract Year	Age	Benefit Balance	Accumulation Balance	Credited Rate	Annuity Payout Value 1	Annuity Payout Value 2	Commuted	Payout Rates (per 1000)(1)	Payouts
0	60	$100,000	$100,000	5.00%	$0	0		61.68
1	61	105,000	105,000	5.00%	0	0		61.99	$0
2	62	110,250	110,250	5.00%	0	0		62.33	0
3	63	115,763	115,763	5.00%	0	0		62.72	0
4	64	121,551	121,551	5.00%	0	0		63.16	0
5	65	127,628	127,628	5.00%	0	0		63.65	0
6	66	134,010	134,010	5.00%	0	0		64.17	0
7	67	140,710	140,710	5.00%	0	0		64.73	0
8	68	147,746	147,746	5.00%	0	0		65.31	0
9	69	155,133	155,133	5.00%	0	0		65.91	0
10	70	162,889	162,889	3.00%	0	0		66.56	0
11	71	167,776	167,776	3.00%	0	0		69.14	0
12	72	172,809	172,809	3.00%	0	0		71.94	0
13	73	177,994	177,994	3.00%	0	0		74.99	0
14	74	183,334	183,334	3.00%	0	0		78.32	0
15	75	188,834	188,834	3.00%	0	0		81.96	0
16	76	194,499	194,499	3.00%	0	0		85.92	0
17	77	200,333	200,333	3.00%	0	0		90.11	0
18	78	206,343	206,343	3.00%	0	0		94.63	0
19	79	212,534	212,534	3.00%	0	0		99.55	0
20 Before	80	218,910	0(2)	1.50%	109,455(4)	109,455(4)
20 After	80	97,960	0(2)	n/a	97,960(5)	0	$78,185(7)	105.02(8)	11,495(6)
21	81	86,465	n/a	n/a(3)	86,465	0	n/a	n/a	11,495
22	82	74,970	n/a	n/a	74,970	0	n/a	n/a	11,495
23	83	63,475	n/a	n/a	63,475	0	n/a	n/a	11,495
24	84	51,980	n/a	n/a	51,980	0	n/a	n/a	11,495
25	85	40,485	n/a	n/a	40,485	0	n/a	n/a	11,495
26	86	28,990	n/a	n/a	28,990	0	n/a	n/a	11,495
27	87	17,495	n/a	n/a	17,495	0	n/a	n/a	11,495
28	88	6,000	n/a	n/a	6,000	0	n/a	n/a	11,495
29	89	0	n/a	n/a	0	0	n/a	n/a	22,989(9)
30	90	0	n/a	n/a	0	0	n/a	n/a	22,989
31	91	0	n/a	n/a	0	0	n/a	n/a	22,989

(1)
Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the guarantee window. Personal Pension Account Payouts that begin outside the guarantee window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension

APP A-9

Account Payouts outside of the guarantee window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner’s contract.

(2)	The Accumulation Balance is depleted to $0 based on all amounts being converted to Annuity Payout Value. CDSCs and Premium tax not shown in the Example.

(3)	Interest is no longer credited under the Personal Pension Account.

(4)
In year 20, the Owner elected to commute half of their Annuity Payout Value and receive the remaining half in the form of Personal Pension Account Payouts. Thus, the Accumulation Balance of $210,910 is split in half. $109,455 is converted into Annuity Payout Value and will serve as the basis for Personal Pension Account Payouts. The remaining $109,455 will serve as the basis for the Commuted Value calculation.

(5)	The Annuity Payout Value of $109,455 is reduced by the Personal Pension Account Payout of $11,495, leaving an Annuity Payout Value of $97,960 remaining.

(6)
The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the appropriate payout rate and dividing by 1,000. In this case, $109,455*105.02/1,000 = $11,495. However, in this example, half of the Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living as illustrated in years 29, 30, and 31.

(7)
The Commuted Value depicted is based on commutation of half of the Annuity Payout Value, or $109,455, using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the remaining Guaranteed Payout Duration (i.e., $109,455/$11,495, rounded down = 9) calculated using the discount rate.

(8)	A hypothetical Payout Rate is used because Personal Pension Account Payouts and commutation occur outside of the guarantee window.

(9)
In this case, the lifetime Personal Pension Account Payouts for each Annuity Payout Value is $11,495 ($109,455*105.02/1000 = $11,495). When combined, these lifetime Personal Pension Account Payouts equal $22,989. Lifetime Personal Pension Account Payouts begin because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated

Example 5: Death Benefit Examples

(a)	Maximum Anniversary Value Death Benefit Examples
Maximum Anniversary Value (MAV):
This Death Benefit is equal to the greatest of A, B or C, where:

A =	Contract Value (minus Distribution Charges);

B =	Premium Payments adjusted for partial Surrenders; and

C =	Maximum Anniversary Value.
Assume your initial Premium Payment is $100,000.

Contract Year	Contract Value(3)(4) “A”	Total Premium Payments (adjusted by Surrenders) “B”	Contract Value Performance(4)	Anniversary Value(2)	Maximum Anniversary Value(5) “C”	Guaranteed Minimum Death Benefit at End of Each Contract Year Greatest of “A”, “B”, and “C”
0	$100,000.00	$100,000.00	0.00%	—	—	$100,000.00
1	102,120.00	100,000.00	2.12%	$102,120.00	$102,120.00	102,120.00
2	107,001.34	100,000.00	4.78%	107,001.34(1)	107,001.34	107,001.34
3	105,663.82	100,000.00	-1.25%	105,663.82	107,001.34	107,001.34
4	96,259.74	100,000.00	-8.90%	96,259.74	107,001.34	107,001.34
5	106,424.77	100,000.00	10.56%	106,424.77	107,001.34	107,001.34

(1)	Is the highest Anniversary Value and therefore is the Maximum Anniversary Value (MAV).

(2)	Anniversary Value each year is first established as the Contract Value on that Anniversary and may later be adjusted by subsequent Premium Payments and Partial Surrenders, if applicable.

(3)	Does not reflect a Distribution Charge, if applicable.

APP A-10

(4)
Assumes annual performance on the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(5)	Is the Maximum Anniversary Value as of the end of each Contract Year.
Assume your initial Premium Payment is $100,000. At the end of Contract Year 2 you apply a subsequent Premium Payment of $50,000. In Contract Year 5 you take a partial Surrender for $10,000.

Contract Year	Contract Value(6)(8) “A”	Total Premium Payments (adjusted by Surrenders) “B”	Contract Value Performance(4)	Anniversary Value(4)	Maximum Anniversary Value(8) "C"	Death Benefit at End of Each Contract Year Greatest of “A”, “B”, and “C”
0	$100,000.00	$100,000.00	0.00%	—	—	$100,000.00
1	102,120.00	100,000.00	2.12%	$141,828.27(1)(3)	$102,120.00	102,120.00
2	157,001.34	150,000.00(2)	4.78%	146,379.36(1)(3)(6)	157,001.34	157,001.34
3	155,038.82	150,000.00	-1.25%	144,594.62(3)	157,001.34	157,001.34
4	141,249.36	150,000.00	-8.90%	131,684.70(3)	157,001.34	157,001.34
5	137,808.04	139,851.70(3)	10.56%	137,808.04	146,379.36	146,379.36

(1)	The Year 1 & 2 Anniversary Values are adjusted by the subsequent Premium Payment of $50,000.

(2)	Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(3)
The $10,000 Partial Surrender results in a factor of 0.932344682 being applied to Premium Payments as well as previous Anniversary Values. The factor of 0.932344682 is derived by 1−(Partial Surrender $10,000 / Contract Value Prior to Surrender $147,808.04). We will reduce the assigned value of Premium Payments and Maximum Anniversary Value as used in this formula based on a factor whenever partial Surrenders occur. The factor is equal to 1-(a/b) where “a” is the amount of the partial Surrender and “b” is the Contract Value immediately prior to the partial Surrender. The impact of the $10,000 Partial Surrender on the Death Benefit would be the same if a $10,000 transfer to the Personal Pension Account was made.

(4)	Anniversary Value each year is first established as the Contract Value on that Anniversary and later may be adjusted by subsequent Premium Payments and Partial Surrenders, if applicable.

(5)	Does not reflect a Distribution Charge, if applicable.

(6)	Is the Maximum Anniversary Value (MAV) as adjusted by subsequent Premium Payments and Partial Surrenders.

(7)
Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Surrender activity. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

Maximum Anniversary Value Rider Charge
Assume the Maximum Anniversary Value is $102,120.00 and Premium Payments is $100,000. The current rider charge is 0.75%.
The current rider charge is assessed on the greater of the Maximum Anniversary Value or Premium Payments; therefore, the rider charge is $765.90, or $102,120 x 0.75%.
Return of Premium I Death Benefit Examples
Example 1: Assume your initial Premium Payment is $100,000. In Contract Year 1 you apply a subsequent Premium Payment of $50,000. In Contract Year 3 you take a partial Surrender for $1,000 and in the same Contract Year you take another partial Surrender for $10,000, your Contract Value immediately following is $173,000.
Your initial value:
$100,000
Value after the subsequent Premium Payment of $50,000:
$150,000, which is the prior value increased by the amount of the subsequent Premium Payments
Value after the partial Surrender ($1,000):
$149,000, which is the prior value reduced dollar-for-dollar by the amount of the Surrender because it is within the withdrawal limit
Value after the additional partial Surrender ($10,000):

APP A-11

$139,674.22, which is the prior value reduced first dollar-for-dollar by the amount of the Surrender not in excess of 5% of Premium Payments ($6,500) and then proportional for the amount in excess of 5% of Premium Payments ($3,500). The proportionate reduction is determined by first determining the factor:
1 − (excess Surrender/(Contract Value prior to the Surrender − Death Benefit withdrawal limit remaining)
1− ($3,500/($173,000 + $10,000 − $6,500) = .980169971
Once the factor is determined the value prior to the Surrender is first reduced dollar-for-dollar by the amount of the Surrender not in excess of the Death Benefit withdrawal limit:
$149,000 − $6,500 =$142,500
This value is then multiplied by the factor:
$142,500 * .980169971 = $139,674.22
The death benefit would be the Contract Value or $173,000. You will also receive the Personal Pension Account death benefit equal to any remaining Benefit Balance.
Example 2: Same facts as above except the Benefit Balance at the time of death was equal to $100,000.
The Death Benefit would be $273,000 (Return of Premium Death Benefit = $173,000 + Personal Pension Account Death Benefit = $100,000).
Return of Premium Death Benefit II Example:
Assume your initial Premium Payment is $100,000. In Contract Year 2 you apply a subsequent Premium Payment of $50,000. In Contract Year 5 you take a partial Surrender for $10,000.

Contract Year	Contract Value(3)(4)	Premium Payments	Minimum Guaranteed Death Benefit at End of Each Contract Year
0	$100,000.00	$100,000.00	$100,000.00
1	102,120.00	100,000.00	102,120.00
2	157,001.34	150,000.00(1)	157,001.34
3	155,038.82	150,000.00	155,038.82
4	141,240.36	150,000.00	150,000.00
5	137,808.04	139,851.70(2)	139,851.70

(1)	Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(2)
The $10,000 Partial Surrender results in a factor of 0.932344682 being applied to Premium Payments. After multiplying the factor of 0.932344682 to $150,000, the adjusted Premium Payments equal $139,851.70. The factor of 0.932344682 is derived by 1−(Partial Surrender $10,000 / Contract Value Prior to Surrender $147,808.04). The impact of the $10,000 Partial Surrender on the Minimum Guaranteed Death Benefit would be the same if a $10,000 transfer to the Personal Pension Account was made.

(3)	Does not reflect a Distribution Charge, if applicable.

(4)	Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Surrender activity.
Remaining Gross Premium Examples
Example 1: Illustrates a partial Surrender that is less than the AWA in a down market. Assume a partial Surrender taken in Contract Year 2 equals $5,000.
Values prior to the partial Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value just prior to the partial Surrender is $90,000

•	Your earnings (maximum of Contract Value − Remaining Gross Premiums, or 0) are $0

•	Your AWA (maximum of earnings or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

•	Your Remaining Gross Premiums are $100,000
Values after the partial Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value after the partial Surrender is $85,000

APP A-12

•	Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

•	Your Remaining Gross Premium is $100,000. The partial Surrender was equal to the AWA so the Remaining Gross Premium is not reduced

•	Your CDSC is $0, as the AWA was not exceeded
Example 2: Illustrates a partial Surrender in excess of the AWA in a down market, the non-cumulative feature of the AWA and impacts to future AWA calculations. Assume two partial Surrenders are taken in Contract Year 2, for $5,000 each. Another partial Surrender is taken in Contract year 3 for $15,000.
Values prior to the first partial Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value just prior to the partial Surrender is $90,000

•	Your earnings (maximum of Contract Value − Remaining Gross Premiums, or 0) are $0

•	Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

•	Your Remaining Gross Premiums are $100,000
Values after the first partial Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value after the first partial Surrender is $85,000

•	Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

•	Your Remaining Gross Premium is $100,000. The partial Surrender was equal to the AWA so the Remaining Gross Premium is not reduced

•	Your CDSC is $0 because the AWA was not exceeded
Values prior to the second partial Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value just prior to the second partial Surrender is $75,000

•	Your earnings (maximum of Contract Value − Remaining Gross Premiums, or 0) are $0

•	Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $0

•	Your Remaining Gross Premiums are $100,000
Values after the second partial Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value after the second partial Surrender is $70,000

•	Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

•	Your Remaining Gross Premium is $95,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($5,000) of the AWA

•	The CDSC applied to this $5,000 partial Surrender is $350, which is the amount of the partial Surrender in excess of the AWA ($5,000) multiplied by 7%
Values prior to the third partial Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value prior to the third partial Surrender is $78,000

•	Your earnings (maximum of Contract Value − Remaining Gross Premiums, or 0) are $9,000

•	Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

•	Your Remaining Gross Premium is $95,000
Values after the second partial Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value after the second partial Surrender is $68,000

•	Your AWA is $0 for the remainder of the Contract Year because the full AWA has been taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

•	Your Remaining Gross Premium is $85,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($10,000) of the AWA

APP A-13

•	The CDSC applied to this $15,000 partial Surrender is $700, which is the amount of the partial Surrender in excess of the AWA ($10,000) multiplied by 7%
Example 3: Illustrates a partial Surrender in excess of the AWA in an up market, the non-cumulative feature of the AWA and impacts to future AWA calculations. Assume both partial Surrenders are taken in Contract Year 1 for $10,000 each. Another partial Surrender is taken in Contract year 3 for $15,000
Values prior to the first partial Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value just prior to the partial Surrender is $110,000

•	Your earnings (maximum of Contract Value − Remaining Gross Premiums, or 0) are $10,000

•	Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $10,000, which are your earnings

•	Your Remaining Gross Premiums are $100,000
Values after the first partial Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value after the first partial Surrender is $100,000

•	Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

•	Your Remaining Gross Premium is $100,000. The partial Surrender did not exceed the AWA so the Remaining Gross Premium is not reduced

•	Your CDSC is $0 because the AWA was not exceeded
Values prior to the second partial Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value prior to the second partial Surrender is $100,000

•	Your earnings (maximum of Contract Value − Remaining Gross Premiums, or 0) are $0

•	Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $0

•	Your Remaining Gross Premiums are $100,000
Values after the second partial Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value after the second partial Surrender is $90,000

•	Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

•	Your Remaining Gross Premium is $90,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($10,000) of the AWA

•	The CDSC applied to this $10,000 partial Surrender is $700, which is the amount of the partial Surrender in excess of the AWA ($10,000) multiplied by 7%
Values prior to the third partial Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value prior to the third partial Surrender is $99,000

•	Your earnings (maximum of Contract Value − Remaining Gross Premiums, or 0) are $9,000

•	Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $9,000, which are your earnings

•	Your Remaining Gross Premiums are $90,000
Values after the third partial Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value after the third partial surrender is $84,000

•	Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

•	Your Remaining Gross Premium is $84,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($6,000) of the AWA

•	The CDSC applied to this $15,000 partial Surrender is $420, which is the amount of the partial Surrender in excess of the AWA ($6,000) multiplied by 7%
Example 4: Illustrates a full Surrender calculation with one of two Premium Payments out of the applicable CDSC schedule. Assume two premium payments were made for $100,000 each. One payment was applied in the beginning of Contract Year 1, the second in the beginning of Contract Year 3. A full Surrender is taken in Contract Year 8.

APP A-14

Values prior to the full Surrender:

•	Your total Premium Payments are $200,000

•	Your Contract Value just prior to the full Surrender is $300,000

•	Your earnings (maximum of Contract Value − Remaining Gross Premiums, or 0) are $100,000

•	Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $200,000, which is the premium out of CDSC schedule ($100,000) plus your earnings

•	Your Remaining Gross Premium for the second Premium Payment (still in CDSC) is $100,000
Values after the full Surrender:

•	Your Contract Value after the full Surrender is $0

•	The CDSC applied to this $300,000 full Surrender is $4,000, which is the maximum of the full Surrender or Remaining Gross Premium, reduced by the AWA ($100,000) multiplied by 4%
Example 5: Illustrates a full Surrender calculation in a down market. Values prior to the full Surrender:

•	Your total Premium Payments are $100,000

•	Your Contract Value just prior to the full Surrender is $50,000

•	Your earnings (maximum of Contract Value − Remaining Gross Premiums, or 0) are $0

•	Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

•	Your Remaining Gross Premiums are $100,000
Values after the full Surrender:

•	Your Contract Value after the full Surrender is $0

•
The CDSC applied to this $50,000 full Surrender is $6,650, which is the maximum of the full Surrender or Remaining Gross Premium reduced by the AWA ($95,000) multiplied by 7% (using the 7-year CDSC schedule applicable to the B-Share Hartford’s Personal Retirement Manager variable annuity Contract)

APP B-1

Appendix B — Accumulation Unit Values
The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits.
A Shares

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS Balanced Wealth Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.427	$17.317	$16.273	$14.087	$12.506	$12.984	$11.849	$11.389
Accumulation Unit Value at end of period	$18.084	$17.427	$17.317	$16.273	$14.087	$12.506	$12.984	$11.849
Number of Accumulation Units outstanding at end of period (in thousands)	33	26	38	62	64	60	27	—
AB VPS International Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.503	$13.272	$14.281	$11.712	$10.323	$12.898	$12.447	$12.118
Accumulation Unit Value at end of period	$13.308	$13.503	$13.272	$14.281	$11.712	$10.323	$12.898	$12.447
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	1	—
AB VPS Small/Mid Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.549	$26.201	$24.206	$17.702	$15.039	$16.566	$13.171	$12.239
Accumulation Unit Value at end of period	$30.436	$24.549	$26.201	$24.206	$17.702	$15.039	$16.566	$13.171
Number of Accumulation Units outstanding at end of period (in thousands)	32	18	23	20	49	22	13	—
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.688	$19.543	$18.664	$15.187	$13.156	$13.073	$11.695	$11.072
Accumulation Unit Value at end of period	$21.401	$19.688	$19.543	$18.664	$15.187	$13.156	$13.073	$11.695
Number of Accumulation Units outstanding at end of period (in thousands)	34	33	35	39	43	36	8	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.498	$23.328	$20.354	$15.404	$13.614	$13.827	$12.390	$11.563
Accumulation Unit Value at end of period	$26.532	$22.498	$23.328	$20.354	$15.404	$13.614	$13.827	$12.390
Number of Accumulation Units outstanding at end of period (in thousands)	51	62	75	111	129	132	42	—

APP B-2

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.522	$12.570	$12.017	$12.362	$11.808	$11.202	$10.592	$10.422
Accumulation Unit Value at end of period	$12.808	$12.522	$12.570	$12.017	$12.362	$11.808	$11.202	$10.592
Number of Accumulation Units outstanding at end of period (in thousands)	216	243	313	378	355	301	114	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.346	$11.904	$11.817	$12.209	$11.572	$11.142	$10.657	$10.582
Accumulation Unit Value at end of period	$11.579	$11.346	$11.904	$11.817	$12.209	$11.572	$11.142	$10.657
Number of Accumulation Units outstanding at end of period (in thousands)	19	21	23	26	19	16	6	—
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.345	$19.736	$18.804	$15.446	$13.225	$13.990	$12.597	$11.687
Accumulation Unit Value at end of period	$20.631	$19.345	$19.736	$18.804	$15.446	$13.225	$13.990	$12.597
Number of Accumulation Units outstanding at end of period (in thousands)	46	53	57	79	81	79	28	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.102	$19.862	$19.539	$15.225	$12.503	$13.812	$12.441	$11.760
Accumulation Unit Value at end of period	$21.096	$21.102	$19.862	$19.539	$15.225	$12.503	$13.812	$12.441
Number of Accumulation Units outstanding at end of period (in thousands)	16	14	16	22	23	24	6	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.703	$18.775	$18.505	$14.519	$12.366	$15.394	$12.657	$11.890
Accumulation Unit Value at end of period	$18.972	$18.703	$18.775	$18.505	$14.519	$12.366	$15.394	$12.657
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	11	14	14	11	3	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.907	$22.518	$20.888	$16.160	$13.797	$14.507	$12.303	$11.571
Accumulation Unit Value at end of period	$26.005	$23.907	$22.518	$20.888	$16.160	$13.797	$14.507	$12.303
Number of Accumulation Units outstanding at end of period (in thousands)	33	40	54	72	72	80	27	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.456	$22.278	$20.268	$15.281	$13.092	$13.423	$12.125	$11.401
Accumulation Unit Value at end of period	$24.881	$22.456	$22.278	$20.268	$15.281	$13.092	$13.423	$12.125
Number of Accumulation Units outstanding at end of period (in thousands)	39	44	49	62	70	67	20	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.643	$15.437	$15.962	$13.208	$11.275	$13.191	$12.381	$11.865
Accumulation Unit Value at end of period	$15.062	$14.643	$15.437	$15.962	$13.208	$11.275	$13.191	$12.381
Number of Accumulation Units outstanding at end of period (in thousands)	66	80	90	113	129	126	33	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.204	$14.761	$16.126	$14.573	$12.450	$14.562	$12.434	$11.493
Accumulation Unit Value at end of period	$14.854	$14.204	$14.761	$16.126	$14.573	$12.450	$14.562	$12.434
Number of Accumulation Units outstanding at end of period (in thousands)	18	17	16	21	21	21	8	—

APP B-3

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009
Fidelity VIP Contrafund Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.171	$23.225	$20.937	$16.092	$13.946	$14.439	$12.429	$11.761
Accumulation Unit Value at end of period	$24.800	$23.171	$23.225	$20.937	$16.092	$13.946	$14.439	$12.429
Number of Accumulation Units outstanding at end of period (in thousands)	266	305	351	387	250	24	3	—
Fidelity VIP Mid Cap Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.797	$22.303	$21.171	$15.684	$13.779	$15.557	$12.179	$11.505
Accumulation Unit Value at end of period	$24.238	$21.797	$22.303	$21.171	$15.684	$13.779	$15.557	$12.179
Number of Accumulation Units outstanding at end of period (in thousands)	31	40	44	56	42	29	11	—
Fidelity VIP Strategic Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.792	$14.156	$13.783	$13.868	$12.663	$12.202	$11.244	$10.794
Accumulation Unit Value at end of period	$14.801	$13.792	$14.156	$13.783	$13.868	$12.663	$12.202	$11.244
Number of Accumulation Units outstanding at end of period (in thousands)	13	12	14	16	16	3	1	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.711	$20.938	$19.862	$14.541	$13.395	$14.163	$12.268	$11.314
Accumulation Unit Value at end of period	$20.947	$21.711	$20.938	$19.862	$14.541	$13.395	$14.163	$12.268
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	6	6	1	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.586	$17.961	$17.281	$15.265	$13.639	$13.408	$11.978	$11.066
Accumulation Unit Value at end of period	$18.789	$16.586	$17.961	$17.281	$15.265	$13.639	$13.408	$11.978
Number of Accumulation Units outstanding at end of period (in thousands)	25	27	33	48	50	47	13	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.448	$18.227	$17.355	$13.688	$12.154	$12.606	$11.333	$10.890
Accumulation Unit Value at end of period	$19.445	$17.448	$18.227	$17.355	$13.688	$12.154	$12.606	$11.333
Number of Accumulation Units outstanding at end of period (in thousands)	78	89	106	145	171	183	59	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.939	$20.053	$18.842	$14.786	$13.027	$13.250	$11.993	$11.473
Accumulation Unit Value at end of period	$21.838	$18.939	$20.053	$18.842	$14.786	$13.027	$13.250	$11.993
Number of Accumulation Units outstanding at end of period (in thousands)	35	42	46	65	74	75	23	—
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.037	$23.021	$21.312	$16.540	$14.869	$14.119	$11.780	$11.207
Accumulation Unit Value at end of period	$25.407	$22.037	$23.021	$21.312	$16.540	$14.869	$14.119	$11.780
Number of Accumulation Units outstanding at end of period (in thousands)	32	36	39	54	49	61	21	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.033	$23.945	$23.964	$17.705	$15.052	$15.743	$12.358	$12.168
Accumulation Unit Value at end of period	$28.498	$22.033	$23.945	$23.964	$17.705	$15.052	$15.743	$12.358
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	7	10	12	14	2	—

APP B-4

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.398	$24.193	$22.658	$16.507	$14.988	$15.852	$12.502	$11.583
Accumulation Unit Value at end of period	$24.215	$23.398	$24.193	$22.658	$16.507	$14.988	$15.852	$12.502
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	5	5	4	1	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.893	$14.546	$14.374	$14.003	$12.500	$12.266	$11.131	$10.634
Accumulation Unit Value at end of period	$14.899	$13.893	$14.546	$14.374	$14.003	$12.500	$12.266	$11.131
Number of Accumulation Units outstanding at end of period (in thousands)	58	71	86	108	117	102	39	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.264	$22.184	$20.808	$15.059	$12.808	$14.551	$12.572	$11.721
Accumulation Unit Value at end of period	$23.341	$22.264	$22.184	$20.808	$15.059	$12.808	$14.551	$12.572
Number of Accumulation Units outstanding at end of period (in thousands)	153	187	242	352	461	508	203	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.286	$24.765	$21.455	$15.900	$13.606	$13.539	$11.949	$11.262
Accumulation Unit Value at end of period	$27.620	$26.286	$24.765	$21.455	$15.900	$13.606	$13.539	$11.949
Number of Accumulation Units outstanding at end of period (in thousands)	22	25	30	49	57	56	14	—
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.334	$22.743	$20.265	$15.461	$13.700	$13.610	$12.100	$11.375
Accumulation Unit Value at end of period	$25.492	$22.334	$22.743	$20.265	$15.461	$13.700	$13.610	$12.100
Number of Accumulation Units outstanding at end of period (in thousands)	171	209	259	386	473	533	228	—
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.716	$21.163	$19.946	$14.730	$12.014	$14.042	$12.371	$11.687
Accumulation Unit Value at end of period	$23.009	$22.716	$21.163	$19.946	$14.730	$12.014	$14.042	$12.371
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	2	2	2	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.103	$25.315	$22.323	$16.552	$13.133	$14.505	$12.419	$11.572
Accumulation Unit Value at end of period	$27.783	$28.103	$25.315	$22.323	$16.552	$13.133	$14.505	$12.419
Number of Accumulation Units outstanding at end of period (in thousands)	46	58	80	56	66	77	30	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.218	$18.110	$17.770	$16.805	$14.797	$14.226	$12.328	$11.122
Accumulation Unit Value at end of period	$19.544	$17.218	$18.110	$17.770	$16.805	$14.797	$14.226	$12.328
Number of Accumulation Units outstanding at end of period (in thousands)	16	21	24	41	42	37	15	—
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.710	$16.510	$17.287	$14.315	$11.987	$14.025	$12.330	$11.993
Accumulation Unit Value at end of period	$16.811	$16.710	$16.510	$17.287	$14.315	$11.987	$14.025	$12.330
Number of Accumulation Units outstanding at end of period (in thousands)	11	9	10	14	17	16	4	—

APP B-5

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.183	$25.422	$23.898	$16.660	$14.501	$15.103	$12.246	$11.536
Accumulation Unit Value at end of period	$23.504	$23.183	$25.422	$23.898	$16.660	$14.501	$15.103	$12.246
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	4	8	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.230	$13.395	$12.732	$12.993	$12.161	$11.440	$10.710	$10.508
Accumulation Unit Value at end of period	$13.735	$13.230	$13.395	$12.732	$12.993	$12.161	$11.440	$10.710
Number of Accumulation Units outstanding at end of period (in thousands)	305	349	415	622	640	611	285	—
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.412	$11.309	$11.071	$11.334	$11.002	$10.559	$10.239	$10.167
Accumulation Unit Value at end of period	$11.512	$11.412	$11.309	$11.071	$11.334	$11.002	$10.559	$10.239
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	10	10	24	2	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.612	$9.663	$9.716	$9.779	$9.843	$9.907	$9.972	$9.991
Accumulation Unit Value at end of period	$9.642	$9.612	$9.663	$9.716	$9.779	$9.843	$9.907	$9.972
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	12	15	23	21	33	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.747	$22.585	$20.412	$15.571	$13.397	$13.754	$12.072	$11.479
Accumulation Unit Value at end of period	$24.564	$21.747	$22.585	$20.412	$15.571	$13.397	$13.754	$12.072
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	5	5	4	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.737	$20.064	$18.726	$14.618	$12.950	$13.073	$12.044	$11.486
Accumulation Unit Value at end of period	$20.481	$18.737	$20.064	$18.726	$14.618	$12.950	$13.073	$12.044
Number of Accumulation Units outstanding at end of period (in thousands)	59	72	78	92	59	3	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.317	$16.864	$16.959	$14.378	$12.557	$13.589	$12.146	$11.422
Accumulation Unit Value at end of period	$16.098	$16.317	$16.864	$16.959	$14.378	$12.557	$13.589	$12.146
Number of Accumulation Units outstanding at end of period (in thousands)	289	312	334	360	258	85	24	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.548	$18.452	$17.829	$13.969	$12.711	$13.683	$12.105	$11.390
Accumulation Unit Value at end of period	$19.729	$17.548	$18.452	$17.829	$13.969	$12.711	$13.683	$12.105
Number of Accumulation Units outstanding at end of period (in thousands)	41	53	62	81	78	69	7	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.268	$22.711	$22.392	$16.441	$14.560	$14.800	$11.619	$11.361
Accumulation Unit Value at end of period	$23.632	$21.268	$22.711	$22.392	$16.441	$14.560	$14.800	$11.619
Number of Accumulation Units outstanding at end of period (in thousands)	51	59	70	100	82	69	10	—

APP B-6

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009
Lord Abbett Bond-Debenture Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.326	$15.666	$15.111	$14.061	$12.576	$12.127	$10.867	$10.518
Accumulation Unit Value at end of period	$17.074	$15.326	$15.666	$15.111	$14.061	$12.576	$12.127	$10.867
Number of Accumulation Units outstanding at end of period (in thousands)	36	21	25	37	37	14	7	—
Lord Abbett Fundamental Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.458	$19.241	$18.075	$13.401	$12.198	$12.854	$10.870	$10.794
Accumulation Unit Value at end of period	$21.225	$18.458	$19.241	$18.075	$13.401	$12.198	$12.854	$10.870
Number of Accumulation Units outstanding at end of period (in thousands)	180	218	225	248	190	18	—	—
Lord Abbett Growth & Income Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.696	$18.336	$17.144	$12.697	$11.402	$12.219	$10.475	$10.665
Accumulation Unit Value at end of period	$20.590	$17.696	$18.336	$17.144	$12.697	$11.402	$12.219	$10.475
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	17	27	28	16	8	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.273	$23.707	$21.955	$16.190	$13.919	$14.088	$12.328	$11.403
Accumulation Unit Value at end of period	$25.657	$25.273	$23.707	$21.955	$16.190	$13.919	$14.088	$12.328
Number of Accumulation Units outstanding at end of period (in thousands)	13	27	16	20	10	9	2	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.768	$21.920	$19.928	$15.226	$12.896	$13.302	$12.075	$11.399
Accumulation Unit Value at end of period	$23.425	$21.768	$21.920	$19.928	$15.226	$12.896	$13.302	$12.075
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	5	9	8	—	—
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.118	$13.281	$12.656	$12.905	$12.133	$11.469	$10.768	$10.566
Accumulation Unit Value at end of period	$13.555	$13.118	$13.281	$12.656	$12.905	$12.133	$11.469	$10.768
Number of Accumulation Units outstanding at end of period (in thousands)	383	411	499	600	576	444	158	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.113	$17.325	$16.111	$13.657	$12.391	$12.278	$11.272	$10.908
Accumulation Unit Value at end of period	$18.501	$17.113	$17.325	$16.111	$13.657	$12.391	$12.278	$11.272
Number of Accumulation Units outstanding at end of period (in thousands)	31	51	33	50	53	33	12	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.477	$21.821	$19.930	$14.794	$12.849	$12.994	$11.759	$11.177
Accumulation Unit Value at end of period	$24.277	$21.477	$21.821	$19.930	$14.794	$12.849	$12.994	$11.759
Number of Accumulation Units outstanding at end of period (in thousands)	363	435	483	575	425	178	54	—
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.745	$23.612	$21.095	$16.035	$13.528	$13.359	$11.941	$11.531
Accumulation Unit Value at end of period	$25.681	$22.745	$23.612	$21.095	$16.035	$13.528	$13.359	$11.941
Number of Accumulation Units outstanding at end of period (in thousands)	7	4	4	6	6	5	—	—

APP B-7

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009
Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.577	$24.259	$21.435	$15.967	$13.756	$13.840	$12.228	$11.528
Accumulation Unit Value at end of period	$26.247	$23.577	$24.259	$21.435	$15.967	$13.756	$13.840	$12.228
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.078	$15.153	$17.163	$14.048	$11.959	$13.469	$12.506	$12.045
Accumulation Unit Value at end of period	$14.990	$14.078	$15.153	$17.163	$14.048	$11.959	$13.469	$12.506
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	23	31	35	34	7	—
Templeton Global Bond VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.689	$14.398	$14.231	$14.094	$12.329	$12.518	$11.009	$10.489
Accumulation Unit Value at end of period	$14.000	$13.689	$14.398	$14.231	$14.094	$12.329	$12.518	$11.009
Number of Accumulation Units outstanding at end of period (in thousands)	62	52	58	73	76	84	26	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.128	$18.435	$19.093	$14.690	$12.213	$13.214	$12.385	$11.800
Accumulation Unit Value at end of period	$18.654	$17.128	$18.435	$19.093	$14.690	$12.213	$13.214	$12.385
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	11	21	23	23	6	—

APP C-1

Appendix C — Fund Data

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AB Variable Products Series Fund, Inc.
AB VPS Balanced Wealth Strategy Portfolio - Class B	Achieve the highest total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein, L.P.
AB VPS International Value Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AB VPS Small/Mid Cap Value Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.
AIM Variable Insurance Funds
Invesco V.I. Balanced Risk Allocation Fund - Series II	Seeks total return with a low to moderate correlation to traditional financial market indices	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series II	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company

APP C-2

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company
Fidelity Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Seeks long-term capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Fidelity® VIP Value Strategies Portfolio - Service Class 2	Seeks capital appreciation	Fidelity Management & Research Company (FMR) (the Advisor), Sub-advised by FMR Co., Inc. (FMRC) and other investment advisers
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IA	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Capital Appreciation HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP C-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Disciplined Equity HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IA	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IA	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IA	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IA	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IA	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IA	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT Index Fund - Class IB	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company
Lord Abbett Series Fund, Inc.
Lord Abbett Bond-Debenture Portfolio - Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Fundamental Equity Portfolio - Class VC	Seeks long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Growth and Income Portfolio - Class VC	Seeks long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS® Growth Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Service Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Service Class	Seeks total return	MFS Investment Management
MFS® Value Series - Service Class	Seeks capital appreciation	MFS Investment Management
Putnam Variable Trust

APP C-4

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Putnam VT Equity Income Fund - Class IB	Capital growth and current income	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Investors Fund - Class IB	Long-term growth of capital and any increased income that results from this growth	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Growth Opportunities Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP D-1

Appendix D — Reserved

APP E-1

Appendix E - Return of Premium Death Benefit I
Return of Premium Death Benefit I Objective
To provide a Death Benefit equal to at least Premium Payments adjusted for Surrenders that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.
When can you buy the rider?
This benefit (called a “rider”) is no longer offered for election provided that Return of Premium II Death Benefit has been approved for sale in your state. Subject to the foregoing, if you bought the Return of Premium Death Benefit prior to August 16, 2010, you now own Return of Premium Death Benefit I.
Does electing this rider forfeit your ability to buy other riders?
Yes. Unless made part of a Company-sponsored rider exchange program, you may not elect any other guaranteed minimum death benefit once you have chosen this rider.
How is the charge for this rider calculated?
The fee for the rider is based on Premium Payments, adjusted for Surrenders on each Contract Anniversary. Even though the amount we charge you for this rider can go up or down; except as provided below; we can not increase the rider fee once you elect this rider. This charge will automatically be deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account and the Fixed Accumulation Feature bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts or the rider is terminated. The rider charge may limit access to the Fixed Accumulation Feature in certain states.
In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be based on the Contract Value on the date of any such change plus Premium Payments received after such date, as adjusted for Surrenders. We reserve the right to reduce the voluntary rider charge waiver, in whole or in part, from time to time. The rider charge waiver may also prospectively decrease upon certain ownership changes or upon Spousal Contract continuation.
Is this rider designed to pay you Death Benefits?
Yes. This Death Benefit is equal to the higher of Contract Value (minus Distribution Charges if applicable) or Premium Payments, as adjusted for Surrenders. See Example 1 under Return of Premium I Death Benefit Examples in Appendix A.
In addition to this Death Benefit, you may also be entitled to receive the Personal Pension Account Death Benefit. See Example 2 under Return of Premium I Death Benefit Examples in Appendix A.
We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and result in your Beneficiary receiving the standard Death Benefit.
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.
If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner’s death.
If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value. Please refer to the discussion under the caption “Who will receive the Death Benefit” under Standard Death Benefits for more information.
Does this rider replace the standard Death Benefit?
Yes.

APP E-2

Can you terminate this rider?
Yes. At anytime following the earliest of the fifth anniversary of the rider effective date or Spousal Contract continuation, the Contract Owner may elect to terminate this rider. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No other optional benefit may be elected following the termination. A Company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in the “Standard Death Benefit” section) by the Beneficiary (excluding Spousal Contract continuation).
What effect do partial Surrenders have on your benefits under the rider?
We calculate the adjustment to your aggregate Premium Payments for any Surrender by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrender within a Contract Year up to the Death Benefit withdrawal limit. The “Death Benefit withdrawal limit” is 5% of aggregate Premium Payments. If a change of ownership occurs or if Spousal Contract continuation is elected, the Death Benefit withdrawal limit will be 5% of Contract Value as of the date of such change plus Premium Payments made after such date. For purposes of this rider, a Surrender also includes a transfer of Contract Value to Benefit Balance. Any partial Surrender that causes cumulative Surrenders during the Contract Year to exceed the Death Benefit withdrawal limit, even if less than your permissible AWA (provided that such Surrender was not made in accordance with our Automatic Income program for the purposes of meeting Required Minimum Distribution requirements), will cause a proportionate reduction in your Death Benefit. Partial Surrenders up to, but not in excess of the Death Benefit withdrawal limit (assuming no ownership changes) will reduce your Death Benefit on a dollar-for-dollar basis. Any and all partial Surrenders in excess of your Death Benefit withdrawal limit, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis based on a factor equal to 1 minus the excessive partial Surrender (which is the amount of the Surrender in excess of the Death Benefit withdrawal limit) divided by the sum of (i) Contract Value prior to such partial Surrender minus (ii) any remaining Death Benefit withdrawal limit. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. Accordingly, a partial surrender (or transfer to the Personal Pension Account) may reduce the Death Benefit by an amount greater than the amount surrendered if the partial Surrender is made at a time when your Contract Value is less than your Premium Payments. Please consult with your Investment Professional before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract. See Example 1 under the Return of Premium Examples in Appendix A for an illustration of this calculation.
What happens if you change ownership?
We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a re-calculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider’s effective date.
An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a reset of this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.
If the rider is currently available for sale on the date of the ownership change, we will continue the existing rider with respect to all benefits at the rider charge currently being assessed on new sales (or the last declared maximum rider fee).The Death Benefit will be recalculated to the lesser of the Contract Value or the Death Benefit on the effective date of the ownership change.
If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Death Benefit?
Yes. If the Owner dies and the sole Beneficiary is the deceased Owner’s Spouse at the time of death, that Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.
If the Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.
If the Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and such rider (or similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Contract

APP E-3

Value if higher than the Death Benefit as of the date of due proof of death and will serve as the new basis for the Death Benefit. The rider charge will be reset to the rider charge then being assessed for new sales of the rider.
What happens if you annuitize your Contract?
Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.
Are there restrictions on how you must invest?
Yes. You may allocate your Contract Value to any Sub-Accounts(s), asset allocation models, investment programs, fund of funds Sub-Accounts(s) or other investment option(s) or you may design your own portfolio, provided that your Fund selections comply with the investment restrictions in the following table:

Classification	Allocation
Fixed investments Funds	Minimum of 30% - to a maximum of 100%
Equity Investments	• Maximum of 70% • No more than 20% may be invested in any one Fund in this category
Limited Investments	Maximum of 20%
Multi-Asset Investments	• 0% or 100% • May not be combined with Funds in the above classifications
Please refer to Appendix C for the classification associated with each currently offered Fund. Investing in the Personal Pension Account, and Fixed Accumulation Feature do not constitute a violation of these investment restrictions. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature. (Effective October 3, 2014, the Personal Pension Account will be closed to new Personal Pension Account Contributions (i.e., subsequent Premium Payments and transfers of Contract Value)).
Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. The Personal Pension Account, and Fixed Accumulation Feature are not included within any classification.
We may, in our sole discretion, add, replace or delete Funds, programs, classifications, allocations and asset allocation models from time to time. Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. You will be provided with advance notification of any investment restriction changes and you must invest any subsequent Premium Payments in accordance with such updated investment restrictions.
You must participate in an asset rebalancing program. If on any Valuation Day, your Contract Value is no longer invested within the permissible allocations in the table above as a result of market fluctuations, we will not terminate the rider. Instead, your Contract Value will be rebalanced quarterly in accordance with your last compliant allocation instructions. All subsequent Premium Payments must also be invested according to the classifications described in this section.
You may provide investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will, however, result in the termination of this rider. We will not accept instructions to violate the investment restrictions from your Investment Professional. Violating these investment restrictions shall result in the termination of your Death Benefit under this rider.
If this rider is terminated due to failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider. You will be notified in your confirmation statement that you have violated these investment restrictions. The thirty calendar day reinstatement period will begin from the date this rider is terminated. Your opportunity to reinstate will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, or make an ownership change.
Upon reinstatement of your rider, your Premium Payment will be reset at the lower of the Death Benefit prior to the revocation or Contract Value as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement. Violation of these investment restrictions could result in a serious erosion of the value in this rider.
We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions.
Are there restrictions on the amount of subsequent Premium Payments?
Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments

APP E-4

in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.
Can we aggregate Contracts?
Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a.	the aggregate Deposits, modified by adjustments for partial Surrenders or Personal Pension Account Payouts under applicable contracts and riders; or

b.	the aggregate Total Balance plus $1 million.
Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.
Other information
The rider may not be appropriate for all investors. Several factors, among others, should be considered:

•
The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

•
We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

•	The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

•
Upon Spousal Contract continuation or ownership change, the Death Benefit withdrawal limit upon which we reduce the Death Benefit will be adjusted to equal 5% of the Contract Value as of the date of such change plus Premium Payments received after such date.

•
Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

•	Transfers made pursuant to an automatic income program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.

•	This rider may be referred to as “Return of Premium’’ death benefit in your Contract.

APP F-1

Appendix F - Optional Rider Investment Restrictions

Investment Restrictions For

Return of Premium (ROP) I	Maximum Anniversary Value (MAV) II

Applicable To The Following Products

Hartford Leaders Foundation 2	Hartford's Personal Retirement Manager Foundation A-Share VA 1
Hartford Leaders Foundation Edge 2	Hartford's Personal Retirement Manager Foundation B-Share VA 1

Clients that choose the ROP I Death Benefit or MAV II Death Benefit will be offered limited investment flexibility and will be required to be invested with a minimum of 30% in fixed investments and no more than 70% in equity investments.
The Contract Owner will be able to choose from a selection of:

•	Create a custom asset allocation model (sleeve) comprised of three categories of investments which will rebalance quarterly

•	Approved individual sub-accounts

•	Pre-determined asset allocation portfolios (Portfolios Planner, Investment Strategies)
Note: Investment in the Personal Pension Account will not violate the ROP I investment restrictions; however, any money invested in the variable funds must adhere to the ROP I investment restrictions.

Investments Categories

Equity Investments

•	A minimum of 0% may be allocated to Equity Investments

•	A maximum of 20% in any one fund in the Equity Investment category

•	A maximum of 70% may be allocated to Equity and Limited investments combined

Limited Investments

•	A minimum of 0% may be allocated to Limited Investments

•	A maximum of 20% may be allocated to Limited Investments

•	A maximum of 70% may be allocated to Equity and Limited investments combined

Fixed Investments

•	A minimum of 30% must be allocated to Fixed Investments

•	A maximum of 100% may be allocated to Fixed Investments

Equity Investments — Maximum of 70% of total model allocation, no one Fund to exceed 20%

•	AB VPS International Value Portfolio

•	AB VPS Small/Mid Cap Value Portfolio

•	HIMCO VIT American Funds Asset Allocation Fund

•	HIMCO VIT American Funds Blue Chip Income and Growth Fund

•	HIMCO VIT American Funds Global Growth & Income Fund

•	HIMCO VIT American Funds Global Growth Fund

•	HIMCO VIT American Funds Growth Fund

•	HIMCO VIT American Funds Growth-Income Fund

•	HIMCO VIT American Funds International Fund

•	Fidelity VIP Contrafund Portfolio

•	Fidelity VIP Mid Cap Portfolio

•	Franklin Flex Cap Growth VIP Fund

•	Franklin Rising Dividends VIP Fund

•	Hartford Capital Appreciation HLS Fund

•	Hartford Disciplined Equity HLS Fund

APP F-2

•	Hartford Dividend and Growth HLS Fund

•	Hartford Global Growth HLS Fund

•	Hartford Growth Opportunities HLS Fund

•	HIMCO VIT Index Fund

•	Hartford International Opportunities HLS Fund

•	Hartford Value HLS Fund

•	Invesco V.I. Core Equity Fund

•	Invesco V.I. International Growth Fund

•	Lord Abbett Fundamental Equity

•	Lord Abbett Growth and Income Portfolio

•	MFS Growth Series

•	MFS Investors Trust Series

•	MFS Value Series

•	Franklin Mutual Global Discovery VIP Fund

•	Franklin Mutual Shares VIP Fund

•	Putnam VT Equity Income Fund

•	Putnam VT Investors Fund

•	Putnam VT Growth Opportunities Fund

•	Templeton Foreign VIP Fund

•	Templeton Growth VIP Fund

Limited Investments — Maximum of 20% of total Funds, Limited and Equity allocations combined cannot exceed 70% of total model allocation

•	HIMCO VIT American Funds Global Bond Fund

•	HIMCO VIT American Funds Global Small Capitalization Fund

•	HIMCO VIT American Funds New World Fund

•	Fidelity VIP Strategic Income Portfolio

•	Franklin Income VIP Fund

•	Franklin Small Cap Value VIP Fund

•	Franklin Small-Mid Cap Growth VIP Fund

•	Franklin Strategic Income VIP Fund

•	Hartford High Yield HLS Fund

•	Hartford Small Company HLS Fund

•	Invesco V.I. Mid Cap Core Equity Fund

•	Invesco V.I. Small Cap Equity Fund

•	Lord Abbett Bond-Debenture Portfolio

•	Templeton Global Bond VIP Fund

Fixed Investments — Minimum of 30% allocated to the model

•	HIMCO VIT American Funds Bond Fund

•	Hartford Ultrashort HLS Fund

•	Hartford Total Return Bond HLS Fund

•	Hartford U.S. Government Securities HLS Fund

•	MFS Total Return Bond Series

Approved individual sub-accounts: Multi-Asset Investments

•	A minimum of 0% may be allocated to Multi-Asset Investments

•	A maximum of 100% may be allocated to Multi-Asset Investments

•	No limit per Fund

•	Cannot be combined with Funds in any other category

◦	AB VPS Balanced Wealth Strategy Portfolio

◦	Invesco V.I. Balanced Risk Allocation Fund

◦	MFS Total Return Series

APP F-3

PORTFOLIO PLANNER MODELS

As of May 2, 2016, the following models are:

Fund	2016 Series 123[1]	2016 Series 124[2]	2016 Series 212[3]	2016 Series 312[4]	2016 Series 412[5]
American Funds Global Growth Fund	2%	3%	4%	5%	6%
American Funds New World Fund	3%	4%	6%	7%	9%
Fidelity VIP Mid Cap Portfolio	2%	3%	3%	4%	5%
Franklin Small Cap Value VIP Fund	3%	3%	4%	5%	5%
Hartford Disciplined Equity HLS Fund	5%	6%	7%	8%	9%
Hartford International Opportunities HLS Fund	2%	3%	4%	4%	5%
Hartford Total Return Bond HLS Fund	21%	15%	10%	7%	5%
Invesco V.I. International Growth Fund	2%	2%	3%	4%	5%
Invesco V.I. Small Cap Equity Fund	2%	3%	3%	4%	4%
Lord Abbett Bond-Debenture Portfolio	14%	17%	19%	17%	14%
MFS Growth Series	4%	5%	6%	7%	8%
MFS Total Return Bond Series	20%	14%	10%	7%	4%
Putnam VT Equity Income Fund	4%	6%	7%	8%	9%
Templeton Foreign VIP Fund	1%	2%	3%	4%	5%
Templeton Global Bond VIP Fund	15%	14%	11%	9%	7%
Total	100%	100%	100%	100%	100%

(1) Formerly Ultra Conservative.
(2) Formerly Conservative.
(3) Formerly Balanced.
(4) Formerly Moderate Growth.
(5) Formerly Growth.

INVESTMENT STRATEGIES MODELS
Series 8014 (formerly Hartford Checks and Balances)

Hartford Capital Appreciation HLS Fund	33%
Hartford Dividend & Growth HLS Fund	33%
Hartford Total Return Bond HLS Fund	34%
Total	100%
Series 8015 (formerly Franklin Founding Investment Strategy)

Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
Templeton Growth VIP Fund	33%
Total	100%

APP F-4

Series 8016 (formerly American Growth Foundation Strategy)

HIMCO VIT American Funds Bond Fund	30%
HIMCO VIT American Funds Global Small Capitalization Fund	10%
HIMCO VIT American Funds Growth Fund	25%
HIMCO VIT American Funds Growth & Income Fund	20%
HIMCO VIT American Funds International Fund	15%
Total	100%
Series 8017 (formerly Core Four)

HIMCO VIT American Funds International Fund	25%
Franklin Income VIP Fund	25%
Hartford Growth Opportunities HLS Fund	25%
Hartford Total Return Bond HLS Fund	25%
Total	100%
.

APP G-1

Appendix G - Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

Applicable To The Following Products

Hartford Leaders Foundation 2	Hartford's Personal Retirement Manager Foundation A-Share VA 1
Hartford Leaders Foundation Edge 2	Hartford's Personal Retirement Manager Foundation B-Share VA 1

As of May 2, 2016, the following models are available. If you elected one of the optional riders for your contract, please refer to “Appendix F - Optional Rider Investment Restrictions” to determine whether those restrictions may limit your ability to invest in these models.

Portfolio Planner Models

Fund	2016 Series 123[1]	2016 Series 124[2]	2016 Series 212[3]	2016 Series 312[4]	2016 Series 412[5]
American Funds Global Growth Fund	2%	3%	4%	5%	6%
American Funds New World Fund	3%	4%	6%	7%	9%
Fidelity VIP Mid Cap Portfolio	2%	3%	3%	4%	5%
Franklin Small Cap Value VIP Fund	3%	3%	4%	5%	5%
Hartford Disciplined Equity HLS Fund	5%	6%	7%	8%	9%
Hartford International Opportunities HLS Fund	2%	3%	4%	4%	5%
Hartford Total Return Bond HLS Fund	21%	15%	10%	7%	5%
Invesco V.I. International Growth Fund	2%	2%	3%	4%	5%
Invesco V.I. Small Cap Equity Fund	2%	3%	3%	4%	4%
Lord Abbett Bond-Debenture Portfolio	14%	17%	19%	17%	14%
MFS Growth Series	4%	5%	6%	7%	8%
MFS Total Return Bond Series	20%	14%	10%	7%	4%
Putnam VT Equity Income Fund	4%	6%	7%	8%	9%
Templeton Foreign VIP Fund	1%	2%	3%	4%	5%
Templeton Global Bond VIP Fund	15%	14%	11%	9%	7%
Total	100%	100%	100%	100%	100%

(1) Formerly Ultra Conservative.
(2) Formerly Conservative.
(3) Formerly Balanced.
(4) Formerly Moderate Growth.
(5) Formerly Growth.

To obtain a Statement of Additional Information, please call us at 800-862-6668 or complete the form below and mail to:
Hartford Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code
Contract Name
Issue Date

Statement of Additional Information
Hartford Life and Annuity Insurance Company
Separate Account Seven
Hartford’s Personal Retirement Manager Foundation Series II
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2017
Date of Statement of Additional Information: May 1, 2017

2

General Information
Safekeeping of Assets
We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut and expresses an adverse opinion for the statutory-basis financial statements because the financial statements are not fairly presented in conformity with accounting principles generally accepted in the United States of America), and the statements of assets and liabilities of each of the individual sub-accounts which comprise Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2016, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. (“HSD”). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.
We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2016 : $ 8,960,055 ; 2015 : $ 8,645,937 ; and 2014 : $ 7,932,000 .
OPERATIONAL RISKS
An investment in a Contract, Separate Account, or Fund can involve operational and information security risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  While we seek to minimize such events through controls and oversight, there may still be failures that could adversely affect us and your Contract’s Value. In addition, as the use of technology increases, we, a Contract, a Separate Account, or Fund may be more susceptible to operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause us, a Contract, a Separate Account, or Fund to lose proprietary information, suffer data corruption, or operational capacity, and as a result, may incur regulatory penalties, reputational damage, and additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Fund’s third party service providers or issuers of securities in which the underlying Funds invest may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Distribution Charge, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.
The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.

3

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee, Distribution Charge, or Sales Charges (except for a 1% FESC for A Share Contract class). Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
The Sub-Account may also advertise adjusted non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Adjusted non-standardized total return is measured in the same manner as the standardized total return described above.
A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund’s performance for periods predating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund’s operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.
A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund’s performance for periods predating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund’s operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula we use to calculate yield is: YIELD = 2[(a − b/cd +1)6 − 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period.The result is the base period return or “BPR.” Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A − B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to

4

the end of the base period. “B” is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] − 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

SA-1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To The Contract Owners of Hartford Life and Annuity Insurance Company Separate Account Seven and the Board of Directors of Hartford Life and Annuity Insurance Company
We have audited the accompanying statements of assets and liabilities as of December 31, 2016, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended for each of the following individual Sub-Accounts comprising Hartford Life and Annuity Insurance Company Separate Account Seven (the “Account”):

American Century VP Value Fund	MFS® Mid Cap Growth Fund
American Century VP Growth Fund	MFS® New Discovery Fund
AB VPS Balanced Wealth Strategy Portfolio	MFS® Total Return Fund
AB VPS International Value Portfolio	MFS® Value Fund
AB VPS Small/Mid Cap Value Portfolio	MFS® Total Return Bond Series
AB VPS Value Portfolio	MFS® Research Fund
AB VPS International Growth Portfolio	MFS® High Yield Portfolio
Invesco V.I. Value Opportunities Fund	BlackRock Global Allocation V.I. Fund
Invesco V.I. Core Equity Fund	BlackRock Global Opportunities V.I. Fund
Invesco V.I. Government Securities Fund	BlackRock Large Cap Growth V.I. Fund
Invesco V.I. International Growth Fund	BlackRock Equity Dividend V.I. Fund
Invesco V.I. Mid Cap Core Equity Fund	UIF Core Plus Fixed Income Portfolio
Invesco V.I. Small Cap Equity Fund	UIF Growth Portfolio
Invesco V.I. Balanced Risk Allocation Fund	UIF Mid Cap Growth Portfolio
Invesco V.I. Diversified Dividend Fund	Invesco V.I. American Value Fund
Invesco V.I. Government Money Market Fund	Morgan Stanley Mid Cap Growth Portfolio
(Formerly Invesco V.I. Money Market Fund)	BlackRock Capital Appreciation V.I. Fund
American Century VP Mid Cap Value Fund	Oppenheimer Capital Appreciation Fund/VA
American Funds Global Bond Fund	Oppenheimer Global Fund/VA
American Funds Global Growth and Income Fund	Oppenheimer Main Street Fund®/VA
American Funds Asset Allocation Fund	Oppenheimer Main Street Small Cap Fund/VA
American Funds Blue Chip Income and Growth Fund	Oppenheimer Equity Income Fund/VA
American Funds Bond Fund	Putnam VT Diversified Income Fund
American Funds Global Growth Fund	Putnam VT Global Asset Allocation Fund
American Funds Growth Fund	Putnam VT Growth Opportunities Fund (Merged with
American Funds Growth-Income Fund	Putnam VT Voyager Fund)
American Funds International Fund	Putnam VT International Value Fund
American Funds New World Fund	Putnam VT International Equity Fund
American Funds Global Small Capitalization Fund	Putnam VT Investors Fund
Wells Fargo VT Omega Growth Fund	Putnam VT Small Cap Value Fund
Fidelity® VIP Growth Portfolio	Putnam VT Equity Income Fund
Fidelity® VIP Contrafund® Portfolio	PIMCO All Asset Fund
Fidelity® VIP Mid Cap Portfolio	PIMCO StocksPLUS Global Portfolio (Formerly PIMCO
Fidelity® VIP Value Strategies Portfolio	Global Dividend Portfolio)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio
Fidelity® VIP Strategic Income Portfolio	Jennison 20/20 Focus Fund
Franklin Rising Dividends VIP Fund	Jennison Fund
Franklin Income VIP Fund	Prudential Value Portfolio
Franklin Large Cap Growth VIP Fund	Invesco V.I. Growth and Income Fund
Franklin Global Real Estate VIP Fund	Invesco V.I. Comstock Fund
Franklin Small-Mid Cap Growth VIP Fund	Invesco V.I. American Franchise Fund
Franklin Small Cap Value VIP Fund	Invesco V.I. Mid Cap Growth Fund
Franklin Strategic Income VIP Fund	Wells Fargo VT Index Asset Allocation Fund
Franklin Mutual Shares VIP Fund	Wells Fargo VT Total Return Bond Fund
Templeton Developing Markets VIP Fund	Wells Fargo VT Intrinsic Value Fund
Templeton Foreign VIP Fund	Wells Fargo VT International Equity Fund
Templeton Growth VIP Fund	Wells Fargo VT Small Cap Growth Fund
Franklin Mutual Global Discovery VIP Fund	Wells Fargo VT Discovery Fund
Franklin Flex Cap Growth VIP Fund	Wells Fargo VT Small Cap Value Fund
Templeton Global Bond VIP Fund	Wells Fargo VT Opportunity Fund
Hartford Balanced HLS Fund	HIMCO VIT Index Fund
Hartford Total Return Bond HLS Fund	HIMCO VIT Portfolio Diversifier Fund
Hartford Capital Appreciation HLS Fund	HIMCO VIT American Funds Asset Allocation Fund
Hartford Dividend and Growth HLS Fund	HIMCO VIT American Funds Blue Chip Income and
Hartford Global Growth HLS Fund	Growth Fund
Hartford Disciplined Equity HLS Fund	HIMCO VIT American Funds Bond Fund
Hartford Growth Opportunities HLS Fund	HIMCO VIT American Funds Global Bond Fund
Hartford High Yield HLS Fund	HIMCO VIT American Funds Global Growth and Income
Hartford International Opportunities HLS Fund	Fund
Hartford Small/Mid Cap Equity HLS Fund	HIMCO VIT American Funds Global Growth Fund
Hartford Ultrashort Bond HLS Fund	HIMCO VIT American Funds Global Small Capitalization
Hartford Small Company HLS Fund	Fund
Hartford SmallCap Growth HLS Fund	HIMCO VIT American Funds Growth Fund
Hartford Stock HLS Fund	HIMCO VIT American Funds Growth-Income Fund
Hartford U.S. Government Securities HLS Fund	HIMCO VIT American Funds International Fund
Hartford Value HLS Fund	HIMCO VIT American Funds New World Fund
Lord Abbett Fundamental Equity Fund	MFS® Core Equity Portfolio (Merged with MFS® Core
Lord Abbett Calibrated Dividend Growth Fund	Equity Fund)
Lord Abbett Bond Debenture Fund	MFS® Massachusetts Investors Growth Stock Portfolio
Lord Abbett Growth and Income Fund	(Merged with MFS® Investors Growth Stock Fund)
MFS® Growth Fund	MFS® Research International Portfolio (Merged with MFS®
MFS® Global Equity Fund	Research International Fund)
MFS® Investors Trust Fund

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts above as of December 31, 2016, the results of their operations for each of the periods then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.
/s/ DELOITTE & TOUCHE LLP
Hartford, CT
April 20, 2017

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2016

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	15,497,282	15,267,097	12,301,335	925,544	1,732,036	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	7,000,592	2,029,634	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	44,106,929	103,480,902	214,989,743
class S2	—	—	—	—	—	—	—	—	5,696,335	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	7,000,592	2,029,634	15,497,282	15,267,097	12,301,335	925,544	1,732,036	44,106,929	109,177,237	214,989,743
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	353	13,011	9,076	10,083	1,677	82	159	5,391	35,181	126,347
Other assets	1	—	—	—	—	—	1	—	—	—
Total assets	7,000,946	2,042,645	15,506,358	15,277,180	12,303,012	925,626	1,732,196	44,112,320	109,212,418	215,116,090

Liabilities:
Due to Sponsor Company	353	13,011	9,076	10,083	1,677	82	159	5,391	35,181	126,347
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	3	3	2	—	—	—	1	3
Total liabilities	353	13,011	9,079	10,086	1,679	82	159	5,391	35,182	126,350

Net assets:
For contract liabilities	$7,000,593	$2,029,634	$15,497,279	$15,267,094	$12,301,333	$925,544	$1,732,037	$44,106,929	$109,177,236	$214,989,740

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	15,497,279	15,267,094	12,301,333	925,544	1,732,037	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	7,000,593	2,029,634	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	44,106,929	103,480,903	214,989,740
class S2	—	—	—	—	—	—	—	—	5,696,333	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$7,000,593	$2,029,634	$15,497,279	$15,267,094	$12,301,333	$925,544	$1,732,037	$44,106,929	$109,177,236	$214,989,740

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	1,487,263	1,160,114	611,398	60,257	101,348	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	667,359	153,180	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	6,806,625	2,992,507	18,809,251
class S2	—	—	—	—	—	—	—	—	166,999	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	667,359	153,180	1,487,263	1,160,114	611,398	60,257	101,348	6,806,625	3,159,506	18,809,251

Cost	$4,916,958	$1,786,557	$16,272,129	$15,315,947	$11,050,539	$758,828	$1,756,837	$53,040,273	$96,681,151	$226,411,782

Deferred contracts in the accumulation period:
Units owned by participants #	377,878	133,564	1,155,868	2,105,081	557,386	67,213	221,823	26,241,428	6,292,279	161,677,522
Minimum unit fair value #*	$17.910544	$14.879553	$11.909613	$6.264086	$18.554494	$12.226389	$6.838706	$1.488128	$13.488459	$1.173264
Maximum unit fair value #*	$18.978389	$15.746759	$18.534967	$14.043808	$33.437154	$20.135175	$13.753952	$22.922477	$20.713025	$10.071097
Contract liability	$7,000,593	$2,029,634	$15,497,279	$15,255,820	$12,295,588	$925,544	$1,731,632	$43,438,374	$108,262,973	$212,317,604

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	838	275	—	53	387,920	51,509	1,965,675
Minimum unit fair value #*	$—	$—	$—	$13.458962	$20.906890	$—	$7.603435	$1.683633	$17.449663	$1.327473
Maximum unit fair value #*	$—	$—	$—	$13.458962	$20.906890	$—	$7.603435	$1.888091	$19.296671	$1.488581
Contract liability	$—	$—	$—	$11,274	$5,745	$—	$405	$668,555	$914,263	$2,672,136

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	72,264,704	164,500,264	615,841,370
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	1,033,246	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	71,814,924	113,109,073	57,399,766	—	—	129,245,470	—	—	—	—
class S2	41,170,332	1,641,558	15,962,382	11,768,578	302,254	2,862,998	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	112,985,256	114,750,631	73,362,148	11,768,578	302,254	132,108,468	1,033,246	72,264,704	164,500,264	615,841,370
Due from Sponsor Company	—	—	—	54,013	—	—	—	—	—	—
Receivable for fund shares sold	16,468	18,399	54,601	—	408	742,045	72	12,686	98,214	157,385
Other assets	4	—	2	2	—	—	—	—	—	—
Total assets	113,001,728	114,769,030	73,416,751	11,822,593	302,662	132,850,513	1,033,318	72,277,390	164,598,478	615,998,755

Liabilities:
Due to Sponsor Company	16,468	18,399	54,601	—	408	742,045	72	12,686	98,214	157,385
Payable for fund shares purchased	—	—	—	54,013	—	—	—	—	—	—
Other liabilities	—	2	—	—	1	4	—	8	1	1
Total liabilities	16,468	18,401	54,601	54,013	409	742,049	72	12,694	98,215	157,386

Net assets:
For contract liabilities	$112,985,260	$114,750,629	$73,362,150	$11,768,580	$302,253	$132,108,464	$1,033,246	$72,264,696	$164,500,263	$615,841,369

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	72,264,696	164,500,263	615,841,369
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	1,033,246	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	71,814,927	113,109,071	57,399,768	—	—	129,245,466	—	—	—	—
class S2	41,170,333	1,641,558	15,962,382	11,768,580	302,253	2,862,998	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$112,985,260	$114,750,629	$73,362,150	$11,768,580	$302,253	$132,108,464	$1,033,246	$72,264,696	$164,500,263	$615,841,369

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	6,486,957	12,653,866	28,657,114
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	48,900	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	2,183,488	8,788,584	3,122,947	—	—	129,245,470	—	—	—	—
class S2	1,269,123	130,179	907,985	1,048,893	11,523	2,862,998	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	3,452,611	8,918,763	4,030,932	1,048,893	11,523	132,108,468	48,900	6,486,957	12,653,866	28,657,114

Cost	$99,531,611	$111,969,049	$72,168,211	$12,190,553	$224,151	$132,108,468	$876,938	$74,053,956	$142,437,138	$484,938,467

Deferred contracts in the accumulation period:
Units owned by participants #	34,521,419	46,300,493	3,421,763	915,712	16,894	13,956,004	52,510	5,969,212	11,112,546	30,313,412
Minimum unit fair value #*	$2.007939	$2.153119	$15.347880	$11.972025	$17.212579	$9.072730	$19.005120	$9.995039	$13.315411	$17.884670
Maximum unit fair value #*	$17.676996	$19.952542	$25.318699	$13.598736	$18.397906	$9.835884	$20.162741	$13.232531	$20.631414	$24.277941
Contract liability	$112,705,633	$113,847,469	$73,138,846	$11,768,580	$302,253	$131,161,344	$1,033,246	$71,733,166	$163,542,567	$607,414,373

Contracts in payout (annuitization) period:
Units owned by participants #	108,809	358,512	9,791	—	—	100,042	—	43,126	64,098	400,753
Minimum unit fair value #*	$2.271717	$2.417447	$15.347880	$—	$—	$9.404328	$—	$9.995039	$14.510196	$19.677819
Maximum unit fair value #*	$16.098173	$14.077412	$25.318699	$—	$—	$9.574621	$—	$13.232531	$15.982931	$24.277941
Contract liability	$279,627	$903,160	$223,304	$—	$—	$947,120	$—	$531,530	$957,696	$8,426,996

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	424,290,298	581,920,129	199,082,118	1,217,435,421	1,249,416,852	284,007,793	100,940,044	123,282,850	679,238	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	4,807,494
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	424,290,298	581,920,129	199,082,118	1,217,435,421	1,249,416,852	284,007,793	100,940,044	123,282,850	679,238	4,807,494
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	426,239	582,933	198,812	756,971	911,838	203,147	51,161	108,328	110	462
Other assets	12	3	1	—	—	—	—	—	—	4
Total assets	424,716,549	582,503,065	199,280,931	1,218,192,392	1,250,328,690	284,210,940	100,991,205	123,391,178	679,348	4,807,960

Liabilities:
Due to Sponsor Company	426,239	582,933	198,812	756,971	911,838	203,147	51,161	108,328	110	462
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	5	12	1	1	2	—	—
Total liabilities	426,239	582,933	198,812	756,976	911,850	203,148	51,162	108,330	110	462

Net assets:
For contract liabilities	$424,290,310	$581,920,132	$199,082,119	$1,217,435,416	$1,249,416,840	$284,007,792	$100,940,043	$123,282,848	$679,238	$4,807,498

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	424,290,310	581,920,132	199,082,119	1,217,435,416	1,249,416,840	284,007,792	100,940,043	123,282,848	679,238	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	4,807,498
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$424,290,310	$581,920,132	$199,082,119	$1,217,435,416	$1,249,416,840	$284,007,792	$100,940,043	$123,282,848	$679,238	$4,807,498

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	31,687,102	54,537,969	8,347,259	18,192,400	28,395,838	16,945,572	5,165,816	6,251,666	31,770	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	82,264
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	31,687,102	54,537,969	8,347,259	18,192,400	28,395,838	16,945,572	5,165,816	6,251,666	31,770	82,264

Cost	$335,681,524	$588,476,856	$174,579,176	$1,048,838,298	$1,075,539,055	$291,752,578	$91,102,847	$120,728,116	$759,700	$4,248,945

Deferred contracts in the accumulation period:
Units owned by participants #	221,397,906	37,304,584	9,536,885	61,951,881	56,547,016	18,870,646	4,028,112	5,694,897	35,577	304,106
Minimum unit fair value #*	$1.658023	$11.787218	$14.780816	$14.321718	$19.251775	$10.606094	$14.854052	$16.168383	$18.176955	$13.970781
Maximum unit fair value #*	$26.532294	$17.775888	$26.170007	$27.055256	$26.908014	$18.692058	$30.971190	$27.248108	$19.576908	$26.096449
Contract liability	$419,255,121	$576,896,610	$196,666,644	$1,206,464,231	$1,232,550,965	$281,812,294	$100,399,121	$122,158,316	$665,803	$4,807,498

Contracts in payout (annuitization) period:
Units owned by participants #	2,591,294	318,259	109,046	533,534	736,130	139,608	20,103	51,614	702	—
Minimum unit fair value #*	$1.862834	$14.944131	$18.280241	$16.187178	$21.146043	$13.162073	$24.608585	$18.583519	$19.139786	$—
Maximum unit fair value #*	$2.108589	$17.775888	$26.170007	$27.055256	$26.908014	$18.374685	$30.971190	$26.561986	$19.139786	$—
Contract liability	$5,035,189	$5,023,522	$2,415,475	$10,971,185	$16,865,875	$2,195,498	$540,922	$1,124,532	$13,435	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	391,728,252	577,670,688	55,050,262	5,290,792	128,071,568
class 4	—	—	—	—	—	7,978,337	91,650,985	—	—	8,281,228
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	61,582,766	46,084,248	2,288,092	2,632,250	1,422,291	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	61,582,766	46,084,248	2,288,092	2,632,250	1,422,291	399,706,589	669,321,673	55,050,262	5,290,792	136,352,796
Due from Sponsor Company	—	—	—	2,100	—	—	—	—	67	—
Receivable for fund shares sold	16,294	36,904	375	—	75	149,795	314,089	48,746	—	115,870
Other assets	—	3	2	—	—	—	2	—	—	1
Total assets	61,599,060	46,121,155	2,288,469	2,634,350	1,422,366	399,856,384	669,635,764	55,099,008	5,290,859	136,468,667

Liabilities:
Due to Sponsor Company	16,294	36,904	375	—	75	149,795	314,089	48,746	—	115,870
Payable for fund shares purchased	—	—	—	2,100	—	—	—	—	67	—
Other liabilities	6	—	—	—	—	—	—	—	2	—
Total liabilities	16,300	36,904	375	2,100	75	149,795	314,089	48,746	69	115,870

Net assets:
For contract liabilities	$61,582,760	$46,084,251	$2,288,094	$2,632,250	$1,422,291	$399,706,589	$669,321,675	$55,050,262	$5,290,790	$136,352,797

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	391,728,251	577,670,688	55,050,262	5,290,790	128,071,569
class 4	—	—	—	—	—	7,978,338	91,650,987	—	—	8,281,228
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	61,582,760	46,084,251	2,288,094	2,632,250	1,422,291	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$61,582,760	$46,084,251	$2,288,094	$2,632,250	$1,422,291	$399,706,589	$669,321,675	$55,050,262	$5,290,790	$136,352,797

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	15,738,379	37,559,863	3,149,328	343,112	7,871,639
class 4	—	—	—	—	—	319,389	5,833,926	—	—	492,637
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	1,897,774	1,395,224	144,268	215,229	129,535	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	1,897,774	1,395,224	144,268	215,229	129,535	16,057,768	43,393,789	3,149,328	343,112	8,364,276

Cost	$49,321,449	$38,628,448	$1,602,057	$2,541,095	$1,478,143	$334,535,298	$648,154,073	$54,193,897	$5,548,306	$165,141,471

Deferred contracts in the accumulation period:
Units owned by participants #	3,439,860	2,616,986	133,462	148,903	107,284	16,519,463	33,587,832	3,336,700	237,700	8,767,694
Minimum unit fair value #*	$14.570617	$15.185819	$14.982471	$15.747767	$11.519829	$18.039349	$12.987561	$14.826187	$17.518096	$10.637417
Maximum unit fair value #*	$25.649226	$27.121828	$32.096970	$28.076864	$14.968580	$28.041439	$24.646905	$19.819755	$28.801366	$25.753951
Contract liability	$61,448,587	$46,069,812	$2,288,094	$2,632,250	$1,422,291	$397,095,923	$661,461,416	$54,373,391	$5,218,004	$135,431,177

Contracts in payout (annuitization) period:
Units owned by participants #	7,026	844	—	—	—	104,433	361,793	39,413	3,180	53,330
Minimum unit fair value #*	$15.707391	$16.959675	$—	$—	$—	$24.291859	$14.504256	$16.738876	$20.215143	$12.122657
Maximum unit fair value #*	$25.080544	$17.569882	$—	$—	$—	$28.041439	$23.783499	$18.704876	$23.224410	$22.456895
Contract liability	$134,173	$14,439	$—	$—	$—	$2,610,666	$7,860,259	$676,871	$72,786	$921,620

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$234,440,231	$—	$40,058,285	$—	$—	$—	$—	$—	$—
class 2	46,836,985	13,850,118	458,436,670	93,877	162,459,155	164,771,719	198,801,352	19,620,564	5,410,343	—
class 4	19,438,551	59,359,348	87,915,489	4,683,303	28,357,318	30,766,931	28,908,643	2,781,925	48,486,133	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	14,912,187
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	66,275,536	307,649,697	546,352,159	44,835,465	190,816,473	195,538,650	227,709,995	22,402,489	53,896,476	14,912,187
Due from Sponsor Company	—	—	—	—	—	—	—	2,009	—	33,634
Receivable for fund shares sold	11,594	252,421	473,642	11,265	116,147	91,000	34,970	—	63,526	—
Other assets	—	—	—	—	—	1	—	—	—	—
Total assets	66,287,130	307,902,118	546,825,801	44,846,730	190,932,620	195,629,651	227,744,965	22,404,498	53,960,002	14,945,821

Liabilities:
Due to Sponsor Company	11,594	252,421	473,642	11,265	116,147	91,000	34,970	—	63,526	—
Payable for fund shares purchased	—	—	—	—	—	—	—	2,009	—	33,634
Other liabilities	5	—	—	1	—	—	—	2	2	—
Total liabilities	11,599	252,421	473,642	11,266	116,147	91,000	34,970	2,011	63,528	33,634

Net assets:
For contract liabilities	$66,275,531	$307,649,697	$546,352,159	$44,835,464	$190,816,473	$195,538,651	$227,709,995	$22,402,487	$53,896,474	$14,912,187

Contract Liabilities:
class 1	$—	$234,440,226	$—	$40,058,284	$—	$—	$—	$—	$—	$—
class 2	46,836,980	13,850,118	458,436,669	93,877	162,459,155	164,771,720	198,801,350	19,620,561	5,410,342	—
class 4	19,438,551	59,359,353	87,915,490	4,683,303	28,357,318	30,766,931	28,908,645	2,781,926	48,486,132	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	14,912,187
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$66,275,531	$307,649,697	$546,352,159	$44,835,464	$190,816,473	$195,538,651	$227,709,995	$22,402,487	$53,896,474	$14,912,187

Shares:
class 1	—	21,293,390	—	5,398,691	—	—	—	—	—	—
class 2	2,419,266	1,301,703	22,830,511	12,755	11,936,750	12,027,132	10,086,319	3,331,165	332,944	—
class 4	984,729	5,445,812	4,345,798	633,735	2,068,367	2,224,652	1,442,547	488,057	2,915,582	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	543,051
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	3,403,995	28,040,905	27,176,309	6,045,181	14,005,117	14,251,784	11,528,866	3,819,222	3,248,526	543,051

Cost	$61,438,489	$332,541,853	$457,637,956	$51,417,241	$194,746,097	$174,117,483	$224,702,544	$33,809,355	$57,828,404	$12,648,812

Deferred contracts in the accumulation period:
Units owned by participants #	3,792,000	16,435,491	26,067,765	2,734,005	14,827,354	12,680,047	8,709,263	1,413,682	3,974,971	986,472
Minimum unit fair value #*	$15.306266	$11.598931	$12.970943	$6.789681	$8.905537	$10.554604	$13.478282	$13.911219	$10.572357	$13.787838
Maximum unit fair value #*	$29.175411	$25.278375	$28.383954	$22.881541	$16.202009	$19.403504	$34.070220	$21.023945	$14.820882	$21.664018
Contract liability	$66,136,531	$304,546,762	$542,401,048	$44,592,819	$189,453,383	$194,002,529	$226,472,510	$22,325,331	$53,847,876	$14,912,187

Contracts in payout (annuitization) period:
Units owned by participants #	8,291	140,223	169,181	11,977	99,551	91,533	40,672	4,806	3,380	—
Minimum unit fair value #*	$16.562961	$11.710286	$21.753866	$17.466184	$9.558152	$15.937966	$19.509669	$16.021803	$14.053626	$—
Maximum unit fair value #*	$17.922738	$25.278375	$28.383954	$22.760523	$15.993629	$19.403504	$34.070220	$16.699586	$14.691662	$—
Contract liability	$139,000	$3,102,935	$3,951,111	$242,645	$1,363,090	$1,536,122	$1,237,485	$77,156	$48,598	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	422,992,195	352,732,033	279,145,892	3,643,019	69,537,763	101,736,433	27,160,503	24,636,491	5,289,563	164,375,740
class IB	5,912,927	12,351,116	12,559,547	213,705	355,793	1,917,446	2,842,097	6,531,784	—	486,233
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	428,905,122	365,083,149	291,705,439	3,856,724	69,893,556	103,653,879	30,002,600	31,168,275	5,289,563	164,861,973
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	335,256	284,131	381,982	5,408	84,464	92,974	162,752	15,578	796	67,494
Other assets	—	—	—	1	—	4	1	1	1	—
Total assets	429,240,378	365,367,280	292,087,421	3,862,133	69,978,020	103,746,857	30,165,353	31,183,854	5,290,360	164,929,467

Liabilities:
Due to Sponsor Company	335,256	284,131	381,982	5,408	84,464	92,974	162,752	15,578	796	67,494
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	5	1	1	—	1	—	—	—	—	10
Total liabilities	335,261	284,132	381,983	5,408	84,465	92,974	162,752	15,578	796	67,504

Net assets:
For contract liabilities	$428,905,117	$365,083,148	$291,705,438	$3,856,725	$69,893,555	$103,653,883	$30,002,601	$31,168,276	$5,289,564	$164,861,963

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	422,992,191	352,732,032	279,145,891	3,643,020	69,537,762	101,736,436	27,160,504	24,636,490	5,289,564	164,375,732
class IB	5,912,926	12,351,116	12,559,547	213,705	355,793	1,917,447	2,842,097	6,531,786	—	486,231
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$428,905,117	$365,083,148	$291,705,438	$3,856,725	$69,893,555	$103,653,883	$30,002,601	$31,168,276	$5,289,564	$164,861,963

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	38,141,767	8,388,396	12,631,036	164,545	4,862,781	3,410,541	3,349,013	1,742,326	658,725	16,372,086
class IB	536,077	297,617	570,629	9,736	25,109	66,717	356,153	456,449	—	48,526
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	38,677,844	8,686,013	13,201,665	174,281	4,887,890	3,477,258	3,705,166	2,198,775	658,725	16,420,612

Cost	$423,694,446	$342,386,370	$261,565,614	$3,753,165	$65,152,324	$102,054,643	$30,677,760	$27,902,546	$5,443,090	$164,324,366

Deferred contracts in the accumulation period:
Units owned by participants #	34,314,198	23,597,026	16,079,072	262,329	3,658,101	6,004,558	1,784,247	2,798,607	284,879	135,870,472
Minimum unit fair value #*	$11.213655	$13.397361	$15.946858	$11.488973	$16.840080	$14.886821	$12.574085	$9.643888	$16.019073	$0.850612
Maximum unit fair value #*	$14.100157	$26.234384	$26.170193	$24.695044	$28.354952	$28.522519	$23.015050	$18.080992	$31.070641	$9.858641
Contract liability	$428,875,148	$364,896,346	$291,411,635	$3,856,725	$69,873,676	$103,643,149	$30,002,601	$30,987,530	$5,284,611	$163,249,678

Contracts in payout (annuitization) period:
Units owned by participants #	2,360	10,051	14,607	—	823	572	—	10,632	268	1,571,281
Minimum unit fair value #*	$12.611786	$14.962501	$17.809436	$—	$19.483316	$18.750139	$—	$17.001076	$18.452482	$0.965009
Maximum unit fair value #*	$13.065416	$23.605269	$25.780508	$—	$27.932790	$18.750139	$—	$17.001076	$18.452482	$1.141548
Contract liability	$29,969	$186,802	$293,803	$—	$19,879	$10,734	$—	$180,746	$4,953	$1,612,285

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	9,304,989	6,187,974	2,749,650	22,315,450	10,780,934	—	—	—	—	—
class IB	—	—	—	1,288,135	4,310,753	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	108,992,202
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	13,786,635
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	11,260,481	15,026,873	36,091,539	7,083,091	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	9,304,989	6,187,974	2,749,650	23,603,585	15,091,687	11,260,481	15,026,873	36,091,539	7,083,091	122,778,837
Due from Sponsor Company	—	788	—	—	—	70,625	117,260	—	1,971	—
Receivable for fund shares sold	2,121	—	586	6,647	2,016	—	—	15,730	—	89,138
Other assets	1	—	—	3	—	1	1	—	1	2
Total assets	9,307,111	6,188,762	2,750,236	23,610,235	15,093,703	11,331,107	15,144,134	36,107,269	7,085,063	122,867,977

Liabilities:
Due to Sponsor Company	2,121	—	586	6,647	2,016	—	—	15,730	—	89,138
Payable for fund shares purchased	—	788	—	—	—	70,625	117,260	—	1,971	—
Other liabilities	—	—	—	—	3	—	—	1	—	—
Total liabilities	2,121	788	586	6,647	2,019	70,625	117,260	15,731	1,971	89,138

Net assets:
For contract liabilities	$9,304,990	$6,187,974	$2,749,650	$23,603,588	$15,091,684	$11,260,482	$15,026,874	$36,091,538	$7,083,092	$122,778,839

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	9,304,990	6,187,974	2,749,650	22,315,453	10,780,933	—	—	—	—	—
class IB	—	—	—	1,288,135	4,310,751	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	108,992,204
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	13,786,635
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	11,260,482	15,026,874	36,091,538	7,083,092	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$9,304,990	$6,187,974	$2,749,650	$23,603,588	$15,091,684	$11,260,482	$15,026,874	$36,091,538	$7,083,092	$122,778,839

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	575,804	231,153	40,705	2,166,549	706,021	—	—	—	—	—
class IB	—	—	—	125,305	282,487	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	2,811,976
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	366,959
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	615,327	1,038,485	3,022,742	192,895	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	575,804	231,153	40,705	2,291,854	988,508	615,327	1,038,485	3,022,742	192,895	3,178,935

Cost	$11,268,644	$5,933,763	$2,326,279	$24,068,235	$12,292,889	$11,185,647	$14,944,063	$34,760,804	$4,879,449	$107,889,988

Deferred contracts in the accumulation period:
Units owned by participants #	574,346	262,554	160,751	2,282,364	858,340	590,335	829,625	2,183,582	451,693	8,611,283
Minimum unit fair value #*	$14.083151	$21.228904	$15.221205	$9.486140	$15.232092	$16.321494	$16.451614	$13.538294	$13.708276	$9.745322
Maximum unit fair value #*	$24.129307	$35.646673	$27.165959	$11.818688	$24.842421	$21.777355	$23.519998	$20.592115	$22.454409	$26.822653
Contract liability	$9,304,990	$6,181,520	$2,749,650	$23,598,112	$15,091,684	$11,260,482	$15,026,874	$35,969,049	$7,083,092	$122,387,553

Contracts in payout (annuitization) period:
Units owned by participants #	—	283	—	536	—	—	—	7,430	—	25,747
Minimum unit fair value #*	$—	$22.783972	$—	$10.226012	$—	$—	$—	$16.098820	$—	$10.956465
Maximum unit fair value #*	$—	$22.783972	$—	$10.226012	$—	$—	$—	$17.276913	$—	$19.039508
Contract liability	$—	$6,454	$—	$5,476	$—	$—	$—	$122,489	$—	$391,286

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	4,374,531
class INIT	17,286,679	121,750,178	42,265,470	77,734,780	366,895,938	145,371,246	375,162,177	19,606,868	90,637,052	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	2,033,392	—	997,150	35,224,705	106,354,731	145,052,457	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	17,286,679	123,783,570	42,265,470	78,731,930	402,120,643	251,725,977	520,214,634	19,606,868	90,637,052	4,374,531
Due from Sponsor Company	—	—	—	—	—	—	—	8,370	124,790	—
Receivable for fund shares sold	2,005	76,617	9,006	52,402	167,993	227,411	247,881	—	—	561
Other assets	—	—	—	3	5	2	—	—	1	—
Total assets	17,288,684	123,860,187	42,274,476	78,784,335	402,288,641	251,953,390	520,462,515	19,615,238	90,761,843	4,375,092

Liabilities:
Due to Sponsor Company	2,005	76,617	9,006	52,402	167,993	227,411	247,881	—	—	561
Payable for fund shares purchased	—	—	—	—	—	—	—	8,370	124,790	—
Other liabilities	4	—	1	—	—	—	8	1	—	1
Total liabilities	2,009	76,617	9,007	52,402	167,993	227,411	247,889	8,371	124,790	562

Net assets:
For contract liabilities	$17,286,675	$123,783,570	$42,265,469	$78,731,933	$402,120,648	$251,725,979	$520,214,626	$19,606,867	$90,637,053	$4,374,530

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	4,374,530
class INIT	17,286,675	121,750,177	42,265,469	77,734,783	366,895,945	145,371,250	375,162,169	19,606,867	90,637,053	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	2,033,393	—	997,150	35,224,703	106,354,729	145,052,457	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$17,286,675	$123,783,570	$42,265,469	$78,731,933	$402,120,648	$251,725,979	$520,214,626	$19,606,867	$90,637,053	$4,374,530

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	327,190
class INIT	929,891	4,761,446	5,309,732	4,804,375	15,828,125	7,691,601	28,660,212	754,110	15,681,151	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	80,435	—	66,432	1,544,266	5,721,072	11,270,587	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	929,891	4,841,881	5,309,732	4,870,807	17,372,391	13,412,673	39,930,799	754,110	15,681,151	327,190

Cost	$15,170,061	$104,848,320	$41,586,441	$77,720,373	$350,598,143	$200,526,711	$516,592,718	$18,054,032	$94,204,717	$4,758,479

Deferred contracts in the accumulation period:
Units owned by participants #	785,828	7,841,422	4,595,509	4,009,810	21,096,205	10,940,321	38,090,287	974,285	8,053,486	371,023
Minimum unit fair value #*	$18.457035	$14.076730	$8.053161	$13.588135	$13.174313	$15.599906	$11.126432	$17.912199	$10.740269	$11.518333
Maximum unit fair value #*	$27.209316	$23.690084	$27.424652	$30.376679	$24.211592	$31.754275	$15.134810	$23.448644	$11.501580	$12.365724
Contract liability	$17,125,831	$122,599,230	$41,824,450	$77,827,313	$397,147,544	$251,022,883	$519,411,311	$19,474,882	$89,353,110	$4,374,530

Contracts in payout (annuitization) period:
Units owned by participants #	6,736	71,325	46,738	40,975	242,375	25,987	58,116	6,258	114,444	—
Minimum unit fair value #*	$20.939354	$15.661652	$8.961219	$16.252420	$15.240706	$16.815948	$11.411620	$19.808619	$11.163325	$—
Maximum unit fair value #*	$27.209316	$19.962886	$10.047064	$28.133471	$24.211592	$31.754275	$15.134810	$21.905803	$11.501580	$—
Contract liability	$160,844	$1,184,340	$441,019	$904,620	$4,973,104	$703,096	$803,315	$131,985	$1,283,943	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	192,277	587,232	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	627,324	1,780,242	9,081,318	—	—	—	—
class III	—	—	7,837,732	—	—	—	—	—	6,737,155	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	9,695,147	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	1,795,609
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	267,194	—	—
Total investments	192,277	587,232	7,837,732	627,324	1,780,242	9,081,318	9,695,147	267,194	6,737,155	1,795,609
Due from Sponsor Company	—	—	—	200	—	—	—	—	662	—
Receivable for fund shares sold	20	61	798	—	167	9,496	3,321	25	—	167
Other assets	1	—	1	—	1	—	2	—	—	—
Total assets	192,298	587,293	7,838,531	627,524	1,780,410	9,090,814	9,698,470	267,219	6,737,817	1,795,776

Liabilities:
Due to Sponsor Company	20	61	798	—	167	9,496	3,321	25	—	167
Payable for fund shares purchased	—	—	—	200	—	—	—	—	662	—
Other liabilities	—	1	—	—	—	1	—	1	—	—
Total liabilities	20	62	798	200	167	9,497	3,321	26	662	167

Net assets:
For contract liabilities	$192,278	$587,231	$7,837,733	$627,324	$1,780,243	$9,081,317	$9,695,149	$267,193	$6,737,155	$1,795,609

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	192,278	587,231	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	627,324	1,780,243	9,081,317	—	—	—	—
class III	—	—	7,837,733	—	—	—	—	—	6,737,155	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	9,695,149	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	1,795,609
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	267,193	—	—
Total contract liabilities	$192,278	$587,231	$7,837,733	$627,324	$1,780,243	$9,081,317	$9,695,149	$267,193	$6,737,155	$1,795,609

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	11,854	43,987	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	58,959	75,243	1,062,142	—	—	—	—
class III	—	—	704,199	—	—	—	—	—	787,051	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	573,677	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	37,620
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	10,372	—	—
Total shares	11,854	43,987	704,199	58,959	75,243	1,062,142	573,677	10,372	787,051	37,620

Cost	$135,127	$502,732	$6,709,636	$600,612	$1,961,212	$10,383,136	$8,422,971	$331,439	$6,935,778	$1,875,074

Deferred contracts in the accumulation period:
Units owned by participants #	11,387	31,272	458,422	58,272	122,888	660,504	524,313	21,264	449,402	122,044
Minimum unit fair value #*	$13.811245	$15.491046	$16.525564	$10.510559	$14.086260	$11.972368	$15.805692	$11.631839	$14.400641	$12.988948
Maximum unit fair value #*	$18.033801	$19.257994	$17.532485	$10.943776	$14.666750	$22.769305	$28.573696	$20.999877	$15.792268	$22.644019
Contract liability	$192,278	$538,588	$7,820,143	$627,324	$1,780,243	$9,081,317	$9,695,149	$267,193	$6,737,155	$1,795,609

Contracts in payout (annuitization) period:
Units owned by participants #	—	2,795	1,024	—	—	—	—	—	—	—
Minimum unit fair value #*	$—	$16.409527	$17.179782	$—	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$—	$19.257994	$17.179782	$—	$—	$—	$—	$—	$—	$—
Contract liability	$—	$48,643	$17,590	$—	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)(3)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	38,912,964	2,833,791	7,784,330	751,319	1,422,665	341,558
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	10,102,953	2,364,204	15,735,710	2,366,406	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	10,102,953	2,364,204	15,735,710	2,366,406	38,912,964	2,833,791	7,784,330	751,319	1,422,665	341,558
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	3,495	222	10,024	207	21,599	260	801	72	164	543
Other assets	1	1	—	—	2	—	1	—	1	—
Total assets	10,106,449	2,364,427	15,745,734	2,366,613	38,934,565	2,834,051	7,785,132	751,391	1,422,830	342,101

Liabilities:
Due to Sponsor Company	3,495	222	10,024	207	21,599	260	801	72	164	543
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	2	—	—	—	—	—	—
Total liabilities	3,495	222	10,024	209	21,599	260	801	72	164	543

Net assets:
For contract liabilities	$10,102,954	$2,364,205	$15,735,710	$2,366,404	$38,912,966	$2,833,791	$7,784,331	$751,319	$1,422,666	$341,558

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	38,912,966	2,833,791	7,784,331	751,319	1,422,666	341,558
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	10,102,954	2,364,205	15,735,710	2,366,404	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$10,102,954	$2,364,205	$15,735,710	$2,366,404	$38,912,966	$2,833,791	$7,784,331	$751,319	$1,422,666	$341,558

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	6,410,703	169,485	1,007,029	79,589	115,382	19,146
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	291,656	84,076	662,556	183,870	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	291,656	84,076	662,556	183,870	6,410,703	169,485	1,007,029	79,589	115,382	19,146

Cost	$9,062,919	$2,149,058	$12,197,862	$2,227,908	$42,776,529	$2,518,772	$7,727,839	$742,964	$1,428,266	$273,303

Deferred contracts in the accumulation period:
Units owned by participants #	704,970	131,697	749,599	165,095	2,872,171	185,862	740,010	87,253	156,181	14,833
Minimum unit fair value #*	$12.693203	$15.777926	$18.405624	$12.692256	$12.140123	$14.210483	$10.482623	$7.649549	$8.231469	$19.969294
Maximum unit fair value #*	$21.547640	$24.840315	$31.916986	$20.615837	$19.348685	$21.423602	$10.556110	$13.897450	$14.399475	$26.544240
Contract liability	$10,102,954	$2,364,205	$15,735,710	$2,366,404	$38,845,807	$2,833,791	$7,784,331	$751,319	$1,392,908	$341,558

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	4,954	—	—	—	3,324	—
Minimum unit fair value #*	$—	$—	$—	$—	$13.557597	$—	$—	$—	$8.913224	$—
Maximum unit fair value #*	$—	$—	$—	$—	$13.557597	$—	$—	$—	$9.234038	$—
Contract liability	$—	$—	$—	$—	$67,159	$—	$—	$—	$29,758	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	1,336,837	5,816,954	574,496	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	2,005,834	1,634,065	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	517,621	362,942	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	39,521,999
class S2	—	—	—	—	—	—	—	30,094,942	1,511,337	1,272,353
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	2,005,834	1,634,065	1,336,837	5,816,954	574,496	517,621	362,942	30,094,942	1,511,337	40,794,352
Due from Sponsor Company	—	—	—	—	21	—	—	—	—	—
Receivable for fund shares sold	216	978	279	633	—	2,156	36	28,804	1,293	3,656
Other assets	—	—	1	—	1	2	—	3	—	—
Total assets	2,006,050	1,635,043	1,337,117	5,817,587	574,518	519,779	362,978	30,123,749	1,512,630	40,798,008

Liabilities:
Due to Sponsor Company	216	978	279	633	—	2,156	36	28,804	1,293	3,656
Payable for fund shares purchased	—	—	—	—	21	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	1	1
Total liabilities	216	978	279	633	21	2,156	36	28,804	1,294	3,657

Net assets:
For contract liabilities	$2,005,834	$1,634,065	$1,336,838	$5,816,954	$574,497	$517,623	$362,942	$30,094,945	$1,511,336	$40,794,351

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	1,336,838	5,816,954	574,497	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	2,005,834	1,634,065	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	517,623	362,942	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	39,522,000
class S2	—	—	—	—	—	—	—	30,094,945	1,511,336	1,272,351
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$2,005,834	$1,634,065	$1,336,838	$5,816,954	$574,497	$517,623	$362,942	$30,094,945	$1,511,336	$40,794,351

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	132,099	726,212	49,740	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	127,355	69,269	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	22,476	13,522	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	737,626
class S2	—	—	—	—	—	—	—	1,431,729	81,167	24,487
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	127,355	69,269	132,099	726,212	49,740	22,476	13,522	1,431,729	81,167	762,113

Cost	$1,910,882	$1,260,497	$1,464,509	$7,409,817	$619,546	$273,368	$252,987	$25,830,426	$1,196,166	$33,298,649

Deferred contracts in the accumulation period:
Units owned by participants #	102,513	67,244	119,653	501,271	58,554	195,644	186,190	1,591,829	60,349	2,610,819
Minimum unit fair value #*	$17.560846	$19.949839	$10.982056	$11.274180	$9.749097	$1.909389	$1.700685	$15.700832	$22.663606	$14.087960
Maximum unit fair value #*	$29.125454	$25.971361	$11.789849	$11.961135	$10.343180	$21.804014	$21.459662	$27.342024	$26.135580	$16.470522
Contract liability	$1,998,115	$1,634,065	$1,336,838	$5,816,954	$574,497	$517,623	$362,942	$30,068,453	$1,511,336	$40,323,511

Contracts in payout (annuitization) period:
Units owned by participants #	394	—	—	—	—	—	—	1,465	—	29,696
Minimum unit fair value #*	$18.847564	$—	$—	$—	$—	$—	$—	$18.083109	$—	$15.679516
Maximum unit fair value #*	$20.228488	$—	$—	$—	$—	$—	$—	$18.083109	$—	$16.375439
Contract liability	$7,719	$—	$—	$—	$—	$—	$—	$26,492	$—	$470,840

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	375,501	522,677	1,091,252	750,663	133,878	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	35,156,037	252,409,859	28,527,908	31,653,577
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	6,240,088	—	—	—	—	—	—	—	—	—
class S2	1,246,365	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	7,486,453	375,501	522,677	1,091,252	750,663	133,878	35,156,037	252,409,859	28,527,908	31,653,577
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	23,146	43	99	104	85	15	3,116	58,389	7,708	2,371
Other assets	—	—	1	—	—	—	—	15	1	1
Total assets	7,509,599	375,544	522,777	1,091,356	750,748	133,893	35,159,153	252,468,263	28,535,617	31,655,949

Liabilities:
Due to Sponsor Company	23,146	43	99	104	85	15	3,116	58,389	7,708	2,371
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	2	—	1	—	—	—	—
Total liabilities	23,147	43	99	106	85	16	3,116	58,389	7,708	2,371

Net assets:
For contract liabilities	$7,486,452	$375,501	$522,678	$1,091,250	$750,663	$133,877	$35,156,037	$252,409,874	$28,527,909	$31,653,578

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	375,501	522,678	1,091,250	750,663	133,877	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	35,156,037	252,409,874	28,527,909	31,653,578
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	6,240,086	—	—	—	—	—	—	—	—	—
class S2	1,246,366	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$7,486,452	$375,501	$522,678	$1,091,250	$750,663	$133,877	$35,156,037	$252,409,874	$28,527,909	$31,653,578

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	19,598	117,456	131,003	28,972	5,427	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	855,586	34,388,264	3,574,926	3,342,511
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	1,276,091	—	—	—	—	—	—	—	—	—
class S2	258,047	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	1,534,138	19,598	117,456	131,003	28,972	5,427	855,586	34,388,264	3,574,926	3,342,511

Cost	$8,072,161	$275,190	$563,613	$1,164,498	$697,886	$112,361	$32,821,518	$274,697,238	$30,644,967	$34,172,061

Deferred contracts in the accumulation period:
Units owned by participants #	541,144	171,895	40,606	372,247	28,726	6,844	1,590,629	35,328,286	1,791,187	1,713,301
Minimum unit fair value #*	$13.113329	$1.882935	$12.263971	$2.136739	$23.615567	$18.707191	$18.549573	$6.949282	$13.708965	$15.230809
Maximum unit fair value #*	$14.479311	$20.773850	$13.219323	$28.007336	$28.875454	$27.397901	$26.359583	$7.430450	$21.494786	$26.627915
Contract liability	$7,452,202	$375,501	$518,859	$1,087,842	$748,020	$133,877	$34,985,395	$252,409,874	$28,527,317	$31,653,578

Contracts in payout (annuitization) period:
Units owned by participants #	2,437	—	296	1,425	106	—	6,474	—	39	—
Minimum unit fair value #*	$13.930024	$—	$12.920947	$2.391456	$25.023548	$—	$26.359583	$—	$15.212076	$—
Maximum unit fair value #*	$14.133531	$—	$12.920947	$2.391456	$25.023548	$—	$26.359583	$—	$15.212076	$—
Contract liability	$34,250	$—	$3,819	$3,408	$2,643	$—	$170,642	$—	$592	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	109,812,555	8,267,950	24,254,375	12,842,911	28,162,355	176,855,946	105,698,761	102,462,404	14,610,370	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	15,638,926
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	109,812,555	8,267,950	24,254,375	12,842,911	28,162,355	176,855,946	105,698,761	102,462,404	14,610,370	15,638,926
Due from Sponsor Company	—	730	517	—	—	—	—	—	—	—
Receivable for fund shares sold	24,191	—	—	4,735	14,819	25,985	28,391	89,370	14,782	5,935
Other assets	2	—	—	1	1	—	2	4	1	2
Total assets	109,836,748	8,268,680	24,254,892	12,847,647	28,177,175	176,881,931	105,727,154	102,551,778	14,625,153	15,644,863

Liabilities:
Due to Sponsor Company	24,191	—	—	4,735	14,819	25,985	28,391	89,370	14,782	5,935
Payable for fund shares purchased	—	730	517	—	—	—	—	—	—	—
Other liabilities	—	2	1	—	—	3	—	—	—	—
Total liabilities	24,191	732	518	4,735	14,819	25,988	28,391	89,370	14,782	5,935

Net assets:
For contract liabilities	$109,812,557	$8,267,948	$24,254,374	$12,842,912	$28,162,356	$176,855,943	$105,698,763	$102,462,408	$14,610,371	$15,638,928

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	109,812,557	8,267,948	24,254,374	12,842,912	28,162,356	176,855,943	105,698,763	102,462,408	14,610,371	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	15,638,928
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$109,812,557	$8,267,948	$24,254,374	$12,842,912	$28,162,356	$176,855,943	$105,698,763	$102,462,408	$14,610,371	$15,638,928

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	11,897,352	967,012	4,049,145	2,025,696	4,505,977	26,837,018	13,691,549	15,315,756	2,746,310	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	721,686
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	11,897,352	967,012	4,049,145	2,025,696	4,505,977	26,837,018	13,691,549	15,315,756	2,746,310	721,686

Cost	$113,926,576	$8,834,527	$26,430,605	$14,000,735	$31,911,308	$212,518,953	$121,147,944	$114,925,419	$15,728,814	$16,745,460

Deferred contracts in the accumulation period:
Units owned by participants #	9,975,557	799,400	1,797,918	843,473	2,408,528	10,524,813	6,193,949	10,133,024	1,392,488	1,378,431
Minimum unit fair value #*	$10.066432	$9.498113	$11.457378	$12.724575	$10.114761	$14.264192	$14.424697	$8.732492	$8.810635	$10.896598
Maximum unit fair value #*	$12.871090	$11.602490	$21.900284	$23.166391	$23.184579	$27.618829	$25.132054	$17.003143	$16.968304	$11.290111
Contract liability	$109,750,981	$8,267,948	$24,241,814	$12,831,215	$28,134,132	$176,761,303	$105,492,311	$102,425,947	$14,610,371	$15,326,676

Contracts in payout (annuitization) period:
Units owned by participants #	5,489	—	635	562	2,504	5,953	12,564	3,746	—	27,984
Minimum unit fair value #*	$11.218570	$—	$12.713800	$20.795815	$11.272899	$15.897180	$16.075942	$9.732412	$—	$11.128916
Maximum unit fair value #*	$11.218570	$—	$20.400844	$20.795815	$11.272899	$15.897180	$24.647958	$9.732412	$—	$11.290111
Contract liability	$61,576	$—	$12,560	$11,697	$28,224	$94,640	$206,452	$36,461	$—	$312,252

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2016

	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—
class 2	—	—
class 4	—	—
class ADV	—	—
class B	—	—
class I	—	—
class IA	—	—
class IB	—	—
class II	—	—
class III	—	—
class INIT	28,561,752	17,227,853
class S1	—	—
class S2	—	—
class SRV	—	—
class SRV2	—	—
class VC	—	—
class Y	—	—
Total investments	28,561,752	17,227,853
Due from Sponsor Company	—	—
Receivable for fund shares sold	19,579	2,210
Other assets	—	1
Total assets	28,581,331	17,230,064

Liabilities:
Due to Sponsor Company	19,579	2,210
Payable for fund shares purchased	—	—
Other liabilities	—	—
Total liabilities	19,579	2,210

Net assets:
For contract liabilities	$28,561,752	$17,227,854

Contract Liabilities:
class 1	$—	$—
class 2	—	—
class 4	—	—
class ADV	—	—
class B	—	—
class I	—	—
class IA	—	—
class IB	—	—
class II	—	—
class III	—	—
class INIT	28,561,752	17,227,854
class S1	—	—
class S2	—	—
class SRV	—	—
class SRV2	—	—
class VC	—	—
class Y	—	—
Total contract liabilities	$28,561,752	$17,227,854

Shares:
class 1	—	—
class 2	—	—
class 4	—	—
class ADV	—	—
class B	—	—
class I	—	—
class IA	—	—
class IB	—	—
class II	—	—
class III	—	—
class INIT	1,857,071	1,272,367
class S1	—	—
class S2	—	—
class SRV	—	—
class SRV2	—	—
class VC	—	—
class Y	—	—
Total shares	1,857,071	1,272,367

Cost	$32,256,328	$19,230,243

Deferred contracts in the accumulation period:
Units owned by participants #	2,680,333	1,852,746
Minimum unit fair value #*	$10.340806	$9.113093
Maximum unit fair value #*	$10.734831	$9.460449
Contract liability	$28,248,577	$17,176,104

Contracts in payout (annuitization) period:
Units owned by participants #	29,557	5,548
Minimum unit fair value #*	$10.561281	$9.307442
Maximum unit fair value #*	$10.632399	$9.370137
Contract liability	$313,175	$51,750

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Money Market Fund. Change effective April 29, 2016.
(2) Merged with Putnam VT Voyager Fund. Change effective November 18, 2016.
(3) Funded as of November 18, 2016.
(4) Formerly PIMCO Global Dividend Portfolio. Change effective June 17, 2016.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2016

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$116,091	$—	$297,773	$172,821	$41,707	$13,092	$—	$158,799	$830,370	$4,554,104

Expenses:
Administrative charges	—	—	—	—	—	—	—	(53,362)	(189,236)	(317,119)
Mortality and expense risk charges	(68,075)	(26,265)	(253,836)	(264,339)	(160,289)	(14,894)	(38,323)	(715,942)	(1,855,935)	(4,155,884)
Total expenses	(68,075)	(26,265)	(253,836)	(264,339)	(160,289)	(14,894)	(38,323)	(769,304)	(2,045,171)	(4,473,003)
Net investment income (loss)	48,016	(26,265)	43,937	(91,518)	(118,582)	(1,802)	(38,323)	(610,505)	(1,214,801)	81,101

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	644,680	87,763	(124,601)	(45,479)	21,434	30,194	10,859	(2,009,813)	3,315,344	(1,656,545)
Net realized gain distributions	—	9,085	1,102,307	—	685,742	—	—	11,835,658	7,588,150	—
Change in unrealized appreciation (depreciation) during the period	621,434	14,325	(563,356)	(230,003)	1,817,197	46,546	(186,552)	(3,327,974)	(607,212)	538,138
Net gain (loss) on investments	1,266,114	111,173	414,350	(275,482)	2,524,373	76,740	(175,693)	6,497,871	10,296,282	(1,118,407)
Net increase (decrease) in net assets resulting from operations	$1,314,130	$84,908	$458,287	$(367,000)	$2,405,791	$74,938	$(214,016)	$5,887,366	$9,081,481	$(1,037,306)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,575,295	$87,947	$—	$22,696	$3,298	$132,414	$13,465	$426,495	$2,979,378	$9,749,238

Expenses:
Administrative charges	(111,858)	(151,842)	(6,988)	—	—	—	—	—	—	(980,272)
Mortality and expense risk charges	(1,781,933)	(1,959,779)	(1,239,037)	(176,323)	(4,962)	(2,601,969)	(8,146)	(1,429,732)	(2,810,102)	(10,201,952)
Total expenses	(1,893,791)	(2,111,621)	(1,246,025)	(176,323)	(4,962)	(2,601,969)	(8,146)	(1,429,732)	(2,810,102)	(11,182,224)
Net investment income (loss)	(318,496)	(2,023,674)	(1,246,025)	(153,627)	(1,664)	(2,469,555)	5,319	(1,003,237)	169,276	(1,432,986)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,903,012	(116,942)	(426,848)	(204,601)	3,804	—	20,830	179,105	3,841,817	27,243,032
Net realized gain distributions	—	7,605,051	5,256,707	—	—	—	39,704	148,494	—	15,306,001
Change in unrealized appreciation (depreciation) during the period	(5,912,292)	6,863,678	3,353,941	1,474,258	28,453	—	110,751	1,841,035	4,918,602	3,651,043
Net gain (loss) on investments	(2,009,280)	14,351,787	8,183,800	1,269,657	32,257	—	171,285	2,168,634	8,760,419	46,200,076
Net increase (decrease) in net assets resulting from operations	$(2,327,776)	$12,328,113	$6,937,775	$1,116,030	$30,593	$(2,469,555)	$176,604	$1,165,397	$8,929,695	$44,767,090

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$8,118,754	$9,985,206	$1,884,334	$9,284,465	$18,012,593	$3,964,506	$791,989	$306,877	$—	$—

Expenses:
Administrative charges	(572,147)	(1,029,922)	(335,265)	(1,930,401)	(1,991,615)	(479,246)	(165,916)	(211,882)	—	—
Mortality and expense risk charges	(6,813,025)	(8,851,765)	(3,427,928)	(20,384,287)	(20,142,541)	(4,636,477)	(1,747,674)	(2,078,246)	(14,268)	(97,689)
Total expenses	(7,385,172)	(9,881,687)	(3,763,193)	(22,314,688)	(22,134,156)	(5,115,723)	(1,913,590)	(2,290,128)	(14,268)	(97,689)
Net investment income (loss)	733,582	103,519	(1,878,859)	(13,030,223)	(4,121,563)	(1,151,217)	(1,121,601)	(1,983,251)	(14,268)	(97,689)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,613,286	1,297,435	7,593,876	33,250,067	34,438,893	898,033	1,744,355	2,608,329	(17,101)	196,532
Net realized gain distributions	33,363,460	2,127,437	18,345,589	112,278,562	140,731,427	25,894,989	—	24,588,312	39,416	597,572
Change in unrealized appreciation (depreciation) during the period	12,730,307	5,675,036	(27,454,021)	(45,791,464)	(57,053,055)	(20,127,015)	2,750,227	(25,421,724)	(24,334)	(784,660)
Net gain (loss) on investments	62,707,053	9,099,908	(1,514,556)	99,737,165	118,117,265	6,666,007	4,494,582	1,774,917	(2,019)	9,444
Net increase (decrease) in net assets resulting from operations	$63,440,635	$9,203,427	$(3,393,415)	$86,706,942	$113,995,702	$5,514,790	$3,372,981	$(208,334)	$(16,287)	$(88,245)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$376,257	$139,779	$20,165	$19,548	$47,855	$5,682,173	$33,528,027	$—	$69,593	$—

Expenses:
Administrative charges	—	—	—	—	—	(560,848)	(869,047)	(86,399)	(9,279)	(210,964)
Mortality and expense risk charges	(924,209)	(737,971)	(47,019)	(52,619)	(9,907)	(6,623,093)	(11,231,837)	(1,074,288)	(82,439)	(2,417,682)
Total expenses	(924,209)	(737,971)	(47,019)	(52,619)	(9,907)	(7,183,941)	(12,100,884)	(1,160,687)	(91,718)	(2,628,646)
Net investment income (loss)	(547,952)	(598,192)	(26,854)	(33,071)	37,948	(1,501,768)	21,427,143	(1,160,687)	(22,125)	(2,628,646)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,029,981	1,218,415	302,629	(90)	(7,232)	16,012,827	(4,698,370)	(336,182)	(15,044)	(7,124,085)
Net realized gain distributions	5,621,199	3,173,564	—	145,193	—	48,900,305	—	962,728	—	16,851,485
Change in unrealized appreciation (depreciation) during the period	(4,237,254)	675,873	(121,959)	(136,845)	40,731	(10,219,996)	58,730,894	(2,384,048)	(2,575)	(4,342,796)
Net gain (loss) on investments	4,413,926	5,067,852	180,670	8,258	33,499	54,693,136	54,032,524	(1,757,502)	(17,619)	5,384,604
Net increase (decrease) in net assets resulting from operations	$3,865,974	$4,469,660	$153,816	$(24,813)	$71,447	$53,191,368	$75,459,667	$(2,918,189)	$(39,744)	$2,755,958

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$409,823	$11,515,709	$10,572,501	$450,758	$3,833,261	$4,005,014	$3,671,785	$—	$—	$422,703

Expenses:
Administrative charges	—	(384,394)	(735,230)	(58,778)	(265,192)	(269,334)	(275,227)	(37,811)	—	—
Mortality and expense risk charges	(924,241)	(5,430,051)	(8,569,136)	(768,700)	(3,163,410)	(3,152,269)	(3,671,396)	(396,195)	(828,159)	(242,174)
Total expenses	(924,241)	(5,814,445)	(9,304,366)	(827,478)	(3,428,602)	(3,421,603)	(3,946,623)	(434,006)	(828,159)	(242,174)
Net investment income (loss)	(514,418)	5,701,264	1,268,135	(376,720)	404,659	583,411	(274,838)	(434,006)	(828,159)	180,529

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(305,866)	(8,716,864)	16,413,962	(3,297,594)	(3,179,868)	2,608,702	(1,320,785)	(4,091,744)	(1,806,513)	591,764
Net realized gain distributions	7,879,734	—	44,095,414	—	3,459,768	7,778,007	17,629,016	3,485,803	48,073	—
Change in unrealized appreciation (depreciation) during the period	6,530,663	22,757,063	9,181,738	9,780,154	9,541,580	3,253,223	5,294,143	(448,586)	3,156,530	(90,140)
Net gain (loss) on investments	14,104,531	14,040,199	69,691,114	6,482,560	9,821,480	13,639,932	21,602,374	(1,054,527)	1,398,090	501,624
Net increase (decrease) in net assets resulting from operations	$13,590,113	$19,741,463	$70,959,249	$6,105,840	$10,226,139	$14,223,343	$21,327,536	$(1,488,533)	$569,931	$682,153

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$11,342,721	$4,020,380	$5,720,611	$26,358	$628,542	$474,879	$1,915,601	$522,478	$67,187	$800,024

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(232,198)
Mortality and expense risk charges	(6,359,962)	(5,434,288)	(4,083,227)	(57,310)	(1,107,437)	(1,643,401)	(439,725)	(461,407)	(79,610)	(2,944,785)
Total expenses	(6,359,962)	(5,434,288)	(4,083,227)	(57,310)	(1,107,437)	(1,643,401)	(439,725)	(461,407)	(79,610)	(3,176,983)
Net investment income (loss)	4,982,759	(1,413,908)	1,637,384	(30,952)	(478,895)	(1,168,522)	1,475,876	61,071	(12,423)	(2,376,959)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,525,364	6,150,104	6,836,449	53,203	2,092,982	2,788,989	(667,109)	917,949	(283,526)	119,131
Net realized gain distributions	1,715,017	36,107,168	32,786,356	427,141	9,197,440	15,859,347	—	—	301,651	—
Change in unrealized appreciation (depreciation) during the period	4,957,720	(26,934,657)	(5,001,161)	(449,351)	(7,937,637)	(19,928,559)	2,753,316	(958,112)	631,335	814,165
Net gain (loss) on investments	9,198,101	15,322,615	34,621,644	30,993	3,352,785	(1,280,223)	2,086,207	(40,163)	649,460	933,296
Net increase (decrease) in net assets resulting from operations	$14,180,860	$13,908,707	$36,259,028	$41	$2,873,890	$(2,448,745)	$3,562,083	$20,908	$637,037	$(1,443,663)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$8,861	$51,201	$490,316	$247,326	$127,519	$242,240	$1,597,724	$100,365	$51,555

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(197,243)
Mortality and expense risk charges	(146,569)	(106,801)	(42,115)	(401,748)	(190,610)	(118,760)	(219,216)	(552,812)	(102,520)	(1,942,537)
Total expenses	(146,569)	(106,801)	(42,115)	(401,748)	(190,610)	(118,760)	(219,216)	(552,812)	(102,520)	(2,139,780)
Net investment income (loss)	(146,569)	(97,940)	9,086	88,568	56,716	8,759	23,024	1,044,912	(2,155)	(2,088,225)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(753,686)	(195,958)	108,342	9,935	822,375	(256,830)	68,604	212,075	569,107	4,713,380
Net realized gain distributions	980,252	269,332	—	—	1,926,062	209,723	913,015	—	93,150	7,890,474
Change in unrealized appreciation (depreciation) during the period	(79,462)	530,904	38,132	(110,627)	(1,037,741)	1,680,828	738,952	2,332,395	346,537	(9,566,008)
Net gain (loss) on investments	147,104	604,278	146,474	(100,692)	1,710,696	1,633,721	1,720,571	2,544,470	1,008,794	3,037,846
Net increase (decrease) in net assets resulting from operations	$535	$506,338	$155,560	$(12,124)	$1,767,412	$1,642,480	$1,743,595	$3,589,382	$1,006,639	$949,621

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$181,919	$1,069,801	$—	$—	$11,847,679	$5,084,752	$17,697,898	$161,359	$6,556,460	$54,068

Expenses:
Administrative charges	(29,281)	(195,134)	(69,220)	(121,107)	(599,708)	(211,321)	(700,201)	(36,170)	—	—
Mortality and expense risk charges	(305,301)	(2,224,067)	(805,723)	(1,382,411)	(7,032,341)	(3,799,131)	(7,487,468)	(306,454)	(1,749,029)	(51,789)
Total expenses	(334,582)	(2,419,201)	(874,943)	(1,503,518)	(7,632,049)	(4,010,452)	(8,187,669)	(342,624)	(1,749,029)	(51,789)
Net investment income (loss)	(152,663)	(1,349,400)	(874,943)	(1,503,518)	4,215,630	1,074,300	9,510,229	(181,265)	4,807,431	2,279

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	594,170	5,641,403	531,095	(894,884)	11,689,575	13,976,372	3,700,970	471,671	(1,700,758)	(99,677)
Net realized gain on distributions	980,782	13,759,567	3,513,239	3,512,841	13,428,470	20,751,024	—	2,071,007	—	—
Change in unrealized appreciation (depreciation) during the period	(490,490)	(10,410,607)	(2,032,333)	3,890,874	(718,725)	(6,457,633)	1,551,782	(994,237)	7,573,649	208,501
Net gain (loss) on investments	1,084,462	8,990,363	2,012,001	6,508,831	24,399,320	28,269,763	5,252,752	1,548,441	5,872,891	108,824
Net increase (decrease) in net assets resulting from operations	$931,799	$7,640,963	$1,137,058	$5,005,313	$28,614,950	$29,344,063	$14,762,981	$1,367,176	$10,680,322	$111,103

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$3,810	$3,888	$130,378	$10,517	$—	$—	$11,116	$—	$—	$2,554

Expenses:
Administrative charges	(296)	(965)	—	—	—	—	—	(607)	—	—
Mortality and expense risk charges	(3,498)	(10,563)	(79,361)	(11,632)	(33,981)	(139,466)	(138,722)	(4,458)	(68,973)	(36,229)
Total expenses	(3,794)	(11,528)	(79,361)	(11,632)	(33,981)	(139,466)	(138,722)	(5,065)	(68,973)	(36,229)
Net investment income (loss)	16	(7,640)	51,017	(1,115)	(33,981)	(139,466)	(127,606)	(5,065)	(68,973)	(33,675)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,150	24,026	297,832	1,970	(3,220)	(209,695)	171,753	(13,457)	(73,551)	(33,428)
Net realized gain distributions	315	49,174	228,920	—	327,221	497,167	539,498	12,127	199,285	233,406
Change in unrealized appreciation (depreciation) during the period	(9,692)	(32,323)	605,977	21,976	(366,839)	(1,239,917)	595,368	(30,684)	(115,239)	(274,869)
Net gain (loss) on investments	1,773	40,877	1,132,729	23,946	(42,838)	(952,445)	1,306,619	(32,014)	10,495	(74,891)
Net increase (decrease) in net assets resulting from operations	$1,789	$33,237	$1,183,746	$22,831	$(76,819)	$(1,091,911)	$1,179,013	$(37,079)	$(58,478)	$(108,566)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)(3)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$89,624	$20,593	$38,859	$127,948	$3,089,584	$55,582	$—	$18,891	$33,579	$4,428

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(195,083)	(42,587)	(251,206)	(39,154)	(666,342)	(47,735)	(8,028)	(13,606)	(22,845)	(3,315)
Total expenses	(195,083)	(42,587)	(251,206)	(39,154)	(666,342)	(47,735)	(8,028)	(13,606)	(22,845)	(3,315)
Net investment income (loss)	(105,459)	(21,994)	(212,347)	88,794	2,423,242	7,847	(8,028)	5,285	10,734	1,113

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	369,117	121,335	559,667	(40,543)	(1,724,795)	27,423	2,960	(7,275)	(24,268)	5,522
Net realized gain distributions	794,635	287,243	598,207	—	—	204,083	—	—	—	11,896
Change in unrealized appreciation (depreciation) during the period	(1,400,504)	(193,779)	1,274,864	242,637	638,019	(100,691)	56,491	(5,392)	(37,002)	15,730
Net gain (loss) on investments	(236,752)	214,799	2,432,738	202,094	(1,086,776)	130,815	59,451	(12,667)	(61,270)	33,148
Net increase (decrease) in net assets resulting from operations	$(342,211)	$192,805	$2,220,391	$290,888	$1,336,466	$138,662	$51,423	$(7,382)	$(50,536)	$34,261

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Putnam VT Small Cap Value Fund	Putnam VT Voyager Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund
	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account

Investment income:
Dividends	$17,569	$95,637	$29,848	$33,766	$309,851	$13,986	$—	$—	$—	$250,112

Expenses:
Administrative charges	—	—	—	—	—	—	(588)	(10)	—	(7,976)
Mortality and expense risk charges	(24,356)	(66,190)	(11,448)	(16,267)	(58,478)	(8,240)	(9,226)	(134)	(5,992)	(326,649)
Total expenses	(24,356)	(66,190)	(11,448)	(16,267)	(58,478)	(8,240)	(9,814)	(144)	(5,992)	(334,625)
Net investment income (loss)	(6,787)	29,447	18,400	17,499	251,373	5,746	(9,814)	(144)	(5,992)	(84,513)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(98,390)	178,500	70,351	(46,044)	(298,419)	(10,040)	13,162	5,053	2,209	405,603
Net realized gain distributions	150,009	335,240	28,101	—	1,035,625	—	—	—	—	2,646,576
Change in unrealized appreciation (depreciation) during the period	297,914	(436,213)	71,093	178,179	(568,625)	18,732	(7,296)	(9,808)	33,583	1,731,782
Net gain (loss) on investments	349,533	77,527	169,545	132,135	168,581	8,692	5,866	(4,755)	35,792	4,783,961
Net increase (decrease) in net assets resulting from operations	$342,746	$106,974	$187,945	$149,634	$419,954	$14,438	$(3,948)	$(4,899)	$29,800	$4,699,448

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)

Investment income:
Dividends	$18,212	$—	$—	$3,227	$9,426	$22,953	$15,162	$—	$—	$155

Expenses:
Administrative charges	(2,821)	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(22,298)	(855,342)	(167,553)	(7,681)	(12,302)	(8,991)	(10,582)	(22,517)	(17,105)	(562)
Total expenses	(25,119)	(855,342)	(167,553)	(7,681)	(12,302)	(8,991)	(10,582)	(22,517)	(17,105)	(562)
Net investment income (loss)	(6,907)	(855,342)	(167,553)	(4,454)	(2,876)	13,962	4,580	(22,517)	(17,105)	(407)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	68,731	2,589,839	(360,074)	5,138	60,551	(381,252)	(17,703)	(32,721)	26,003	(12,108)
Net realized gain distributions	109,484	3,838,621	828,978	10,281	—	512,754	41,038	117,131	63,413	—
Change in unrealized appreciation (depreciation) during the period	18,039	(5,838,847)	(559,146)	8,297	(13,480)	(153,077)	(26,114)	(3,184)	(30,757)	18,128
Net gain (loss) on investments	196,254	589,613	(90,242)	23,716	47,071	(21,575)	(2,779)	81,226	58,659	6,020
Net increase (decrease) in net assets resulting from operations	$189,347	$(265,729)	$(257,795)	$19,262	$44,195	$(7,613)	$1,801	$58,709	$41,554	$5,613

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$3,292	$770,459	$—	$737,747	$765,945	$3,929,264	$135,051	$509,090	$260,160	$126,663

Expenses:
Administrative charges	—	(72,585)	—	(32,685)	(38,700)	(168,859)	(9,856)	(27,236)	(12,639)	(40,303)
Mortality and expense risk charges	(3,135)	(320,106)	(2,603,233)	(479,292)	(475,690)	(1,631,384)	(133,578)	(427,568)	(233,279)	(435,808)
Total expenses	(3,135)	(392,691)	(2,603,233)	(511,977)	(514,390)	(1,800,243)	(143,434)	(454,804)	(245,918)	(476,111)
Net investment income (loss)	157	377,768	(2,603,233)	225,770	251,555	2,129,021	(8,383)	54,286	14,242	(349,448)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	12,633	764,446	(2,567,162)	(177,697)	(183,852)	(11,575)	(113,579)	(392,205)	75,719	(484,289)
Net realized gain distributions	16,342	2,560,596	—	4,790,162	6,963,097	1,084,132	—	3,484,908	2,312,561	5,802,217
Change in unrealized appreciation (depreciation) during the period	(14,102)	5,105	(8,618,547)	(2,871,291)	(2,118,555)	(1,700,796)	147,900	(1,881,687)	(2,684,915)	(4,992,276)
Net gain (loss) on investments	14,873	3,330,147	(11,185,709)	1,741,174	4,660,690	(628,239)	34,321	1,211,016	(296,635)	325,652
Net increase (decrease) in net assets resulting from operations	$15,030	$3,707,915	$(13,788,942)	$1,966,944	$4,912,245	$1,500,782	$25,938	$1,265,302	$(282,393)	$(23,796)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2016

	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$588,249	$1,719,720	$1,496,577	$318,923	$119,157	$183,387	$299,364

Expenses:
Administrative charges	(262,320)	(158,577)	(159,755)	(16,410)	—	—	—
Mortality and expense risk charges	(2,550,217)	(1,490,538)	(1,502,729)	(237,990)	(274,124)	(538,921)	(350,785)
Total expenses	(2,812,537)	(1,649,115)	(1,662,484)	(254,400)	(274,124)	(538,921)	(350,785)
Net investment income (loss)	(2,224,288)	70,605	(165,907)	64,523	(154,967)	(355,534)	(51,421)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,863,009)	(1,052,052)	(2,117,374)	(318,033)	(337,509)	(707,435)	(699,478)
Net realized gain distributions	73,067,231	31,594,238	12,083,691	630,265	1,279,007	3,538,856	—
Change in unrealized appreciation (depreciation) during the period	(55,905,742)	(20,597,676)	(7,558,857)	54,566	615,040	(1,391,087)	274,991
Net gain (loss) on investments	15,298,480	9,944,510	2,407,460	366,798	1,556,538	1,440,334	(424,487)
Net increase (decrease) in net assets resulting from operations	$13,074,192	$10,015,115	$2,241,553	$431,321	$1,401,571	$1,084,800	$(475,908)

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Money Market Fund. Change effective April 29, 2016.
(2) Merged with Putnam VT Voyager Fund. Change effective November 18, 2016.
(3) Funded as of November 18, 2016.
(4) Merged with Putnam VT Growth Opportunities Fund. Change effective November 18, 2016.
(5) Formerly PIMCO Global Dividend Portfolio. Change effective June 17, 2016.
(6) Not Funded as of December 31, 2016.
(7) Liquidated as of April 29, 2016.
(8) Liquidated as of April 29, 2016.
(9) Liquidated as of April 29, 2016.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2016

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$48,016	$(26,265)	$43,937	$(91,518)	$(118,582)	$(1,802)	$(38,323)	$(610,505)	$(1,214,801)	$81,101
Net realized gain (loss) on security transactions	644,680	87,763	(124,601)	(45,479)	21,434	30,194	10,859	(2,009,813)	3,315,344	(1,656,545)
Net realized gain distributions	—	9,085	1,102,307	—	685,742	—	—	11,835,658	7,588,150	—
Change in unrealized appreciation (depreciation) during the period	621,434	14,325	(563,356)	(230,003)	1,817,197	46,546	(186,552)	(3,327,974)	(607,212)	538,138
Net increase (decrease) in net assets resulting from operations	1,314,130	84,908	458,287	(367,000)	2,405,791	74,938	(214,016)	5,887,366	9,081,481	(1,037,306)

Unit transactions:
Purchases	8,592	6,193	8,861	97,010	45,980	1,250	5,866	117,193	431,130	1,376,286
Net transfers	(1,169,905)	(28,363)	(113,180)	365,489	506,687	33,353	(64,101)	379,050	(4,561,008)	16,001,999
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(568,727)	(317,512)	(2,631,953)	(2,765,812)	(2,254,764)	(164,987)	(738,184)	(4,625,268)	(14,444,520)	(37,772,485)
Other transactions	485	(32)	4,136	605	342	(1)	(26)	257	1,309	12,002
Death benefits	(160,685)	(6,329)	(303,348)	(413,251)	(333,777)	—	(41,815)	(962,609)	(2,530,381)	(5,989,555)
Net annuity transactions	—	—	—	(32,271)	(2,123)	—	(297)	94,981	81,373	668,044
Net increase (decrease) in net assets resulting from unit transactions	(1,890,240)	(346,043)	(3,035,484)	(2,748,230)	(2,037,655)	(130,385)	(838,557)	(4,996,396)	(21,022,097)	(25,703,709)
Net increase (decrease) in net assets	(576,110)	(261,135)	(2,577,197)	(3,115,230)	368,136	(55,447)	(1,052,573)	890,970	(11,940,616)	(26,741,015)

Net assets:
Beginning of period	7,576,703	2,290,769	18,074,476	18,382,324	11,933,197	980,991	2,784,610	43,215,959	121,117,852	241,730,755
End of period	$7,000,593	$2,029,634	$15,497,279	$15,267,094	$12,301,333	$925,544	$1,732,037	$44,106,929	$109,177,236	$214,989,740

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(318,496)	$(2,023,674)	$(1,246,025)	$(153,627)	$(1,664)	$(2,469,555)	$5,319	$(1,003,237)	$169,276	$(1,432,986)
Net realized gain (loss) on security transactions	3,903,012	(116,942)	(426,848)	(204,601)	3,804	—	20,830	179,105	3,841,817	27,243,032
Net realized gain distributions	—	7,605,051	5,256,707	—	—	—	39,704	148,494	—	15,306,001
Change in unrealized appreciation (depreciation) during the period	(5,912,292)	6,863,678	3,353,941	1,474,258	28,453	—	110,751	1,841,035	4,918,602	3,651,043
Net increase (decrease) in net assets resulting from operations	(2,327,776)	12,328,113	6,937,775	1,116,030	30,593	(2,469,555)	176,604	1,165,397	8,929,695	44,767,090

Unit transactions:
Purchases	475,658	500,561	350,645	62,672	—	1,765,465	5,072	438,915	905,273	3,408,444
Net transfers	1,686,381	(242,014)	(426,778)	284,709	46,537	104,950,872	419,514	1,706,465	(4,039,634)	62,798
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(16,088,534)	(12,264,680)	(9,771,335)	(1,610,709)	(9,043)	(122,292,077)	(284,281)	(12,255,329)	(20,446,598)	(77,371,346)
Other transactions	657	(404)	715	—	(1)	(533)	—	7,372	(346)	37,311
Death benefits	(2,366,270)	(2,447,911)	(1,151,994)	(41,168)	—	(10,954,853)	(247)	(2,183,240)	(3,904,170)	(17,297,272)
Net annuity transactions	(4,130)	(16,587)	69,909	—	—	338,598	—	31,804	160,336	48,577
Net increase (decrease) in net assets resulting from unit transactions	(16,296,238)	(14,471,035)	(10,928,838)	(1,304,496)	37,493	(26,192,528)	140,058	(12,254,013)	(27,325,139)	(91,111,488)
Net increase (decrease) in net assets	(18,624,014)	(2,142,922)	(3,991,063)	(188,466)	68,086	(28,662,083)	316,662	(11,088,616)	(18,395,444)	(46,344,398)

Net assets:
Beginning of period	131,609,274	116,893,551	77,353,213	11,957,046	234,167	160,770,547	716,584	83,353,312	182,895,707	662,185,767
End of period	$112,985,260	$114,750,629	$73,362,150	$11,768,580	$302,253	$132,108,464	$1,033,246	$72,264,696	$164,500,263	$615,841,369

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$733,582	$103,519	$(1,878,859)	$(13,030,223)	$(4,121,563)	$(1,151,217)	$(1,121,601)	$(1,983,251)	$(14,268)	$(97,689)
Net realized gain (loss) on security transactions	16,613,286	1,297,435	7,593,876	33,250,067	34,438,893	898,033	1,744,355	2,608,329	(17,101)	196,532
Net realized gain distributions	33,363,460	2,127,437	18,345,589	112,278,562	140,731,427	25,894,989	—	24,588,312	39,416	597,572
Change in unrealized appreciation (depreciation) during the period	12,730,307	5,675,036	(27,454,021)	(45,791,464)	(57,053,055)	(20,127,015)	2,750,227	(25,421,724)	(24,334)	(784,660)
Net increase (decrease) in net assets resulting from operations	63,440,635	9,203,427	(3,393,415)	86,706,942	113,995,702	5,514,790	3,372,981	(208,334)	(16,287)	(88,245)

Unit transactions:
Purchases	2,047,710	2,996,636	783,208	4,452,117	5,497,205	1,042,713	458,744	677,153	1,560	37,316
Net transfers	6,110,734	25,352,154	(12,078,813)	(43,934,012)	(33,438,698)	(3,752,207)	(1,655,724)	(6,784,109)	(26,371)	(538,131)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(48,974,328)	(78,775,166)	(25,298,691)	(148,438,281)	(153,123,974)	(35,176,462)	(13,343,232)	(16,124,277)	(53,319)	(802,125)
Other transactions	2,155	17,597	5,614	31,300	33,212	3,500	16,931	6,230	2	639
Death benefits	(10,737,198)	(13,956,121)	(4,287,850)	(25,260,543)	(27,919,719)	(6,033,594)	(1,924,058)	(2,970,994)	(86,790)	(109,556)
Net annuity transactions	172,970	635,991	21,826	423,789	1,299,845	271,102	105,165	326,524	(2,068)	—
Net increase (decrease) in net assets resulting from unit transactions	(51,377,957)	(63,728,909)	(40,854,706)	(212,725,630)	(207,652,129)	(43,644,948)	(16,342,174)	(24,869,473)	(166,986)	(1,411,857)
Net increase (decrease) in net assets	12,062,678	(54,525,482)	(44,248,121)	(126,018,688)	(93,656,427)	(38,130,158)	(12,969,193)	(25,077,807)	(183,273)	(1,500,102)

Net assets:
Beginning of period	412,227,632	636,445,614	243,330,240	1,343,454,104	1,343,073,267	322,137,950	113,909,236	148,360,655	862,511	6,307,600
End of period	$424,290,310	$581,920,132	$199,082,119	$1,217,435,416	$1,249,416,840	$284,007,792	$100,940,043	$123,282,848	$679,238	$4,807,498

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(547,952)	$(598,192)	$(26,854)	$(33,071)	$37,948	$(1,501,768)	$21,427,143	$(1,160,687)	$(22,125)	$(2,628,646)
Net realized gain (loss) on security transactions	3,029,981	1,218,415	302,629	(90)	(7,232)	16,012,827	(4,698,370)	(336,182)	(15,044)	(7,124,085)
Net realized gain distributions	5,621,199	3,173,564	—	145,193	—	48,900,305	—	962,728	—	16,851,485
Change in unrealized appreciation (depreciation) during the period	(4,237,254)	675,873	(121,959)	(136,845)	40,731	(10,219,996)	58,730,894	(2,384,048)	(2,575)	(4,342,796)
Net increase (decrease) in net assets resulting from operations	3,865,974	4,469,660	153,816	(24,813)	71,447	53,191,368	75,459,667	(2,918,189)	(39,744)	2,755,958

Unit transactions:
Purchases	390,317	236,810	7,293	13,639	204	1,592,967	2,802,567	366,985	2,481	696,149
Net transfers	(3,397,426)	(1,535,974)	(328,583)	(614,946)	445,948	(7,446,891)	(13,361,162)	(6,639,024)	(72,262)	(4,463,012)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(9,527,590)	(7,924,904)	(692,421)	(551,020)	(145,556)	(53,402,508)	(96,099,292)	(7,667,534)	(404,294)	(16,894,428)
Other transactions	10	818	6	(3)	—	28,609	27,072	696	(1)	7,323
Death benefits	(739,714)	(853,266)	(28,794)	(223,109)	(30,448)	(8,312,258)	(16,912,876)	(1,152,311)	(190,413)	(3,171,693)
Net annuity transactions	(46,351)	(644)	—	—	—	32,033	613,888	306,577	(13,829)	(29,812)
Net increase (decrease) in net assets resulting from unit transactions	(13,320,754)	(10,077,160)	(1,042,499)	(1,375,439)	270,148	(67,508,048)	(122,929,803)	(14,784,611)	(678,318)	(23,855,473)
Net increase (decrease) in net assets	(9,454,780)	(5,607,500)	(888,683)	(1,400,252)	341,595	(14,316,680)	(47,470,136)	(17,702,800)	(718,062)	(21,099,515)

Net assets:
Beginning of period	71,037,540	51,691,751	3,176,777	4,032,502	1,080,696	414,023,269	716,791,811	72,753,062	6,008,852	157,452,312
End of period	$61,582,760	$46,084,251	$2,288,094	$2,632,250	$1,422,291	$399,706,589	$669,321,675	$55,050,262	$5,290,790	$136,352,797

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(514,418)	$5,701,264	$1,268,135	$(376,720)	$404,659	$583,411	$(274,838)	$(434,006)	$(828,159)	$180,529
Net realized gain (loss) on security transactions	(305,866)	(8,716,864)	16,413,962	(3,297,594)	(3,179,868)	2,608,702	(1,320,785)	(4,091,744)	(1,806,513)	591,764
Net realized gain distributions	7,879,734	—	44,095,414	—	3,459,768	7,778,007	17,629,016	3,485,803	48,073	—
Change in unrealized appreciation (depreciation) during the period	6,530,663	22,757,063	9,181,738	9,780,154	9,541,580	3,253,223	5,294,143	(448,586)	3,156,530	(90,140)
Net increase (decrease) in net assets resulting from operations	13,590,113	19,741,463	70,959,249	6,105,840	10,226,139	14,223,343	21,327,536	(1,488,533)	569,931	682,153

Unit transactions:
Purchases	220,737	1,478,860	2,526,874	328,830	838,539	1,086,628	848,091	45,731	285,416	60,006
Net transfers	10,029,282	(5,906,588)	(21,109,063)	3,072,460	(1,130,599)	(7,025,127)	(10,151,792)	(2,103,799)	412,551	916,332
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(6,790,610)	(47,489,566)	(65,562,759)	(6,666,285)	(25,193,906)	(24,982,164)	(29,886,732)	(3,381,639)	(9,009,434)	(2,058,635)
Other transactions	2,606	18,488	(904)	5,016	2,850	(1,500)	18,420	176	(1,090)	6
Death benefits	(980,689)	(8,289,260)	(10,261,993)	(788,626)	(3,595,908)	(4,144,830)	(3,928,273)	(291,580)	(1,135,538)	(138,740)
Net annuity transactions	(8,723)	248,733	188,887	79,035	12,154	210,421	33,832	58,068	(68,150)	—
Net increase (decrease) in net assets resulting from unit transactions	2,472,603	(59,939,333)	(94,218,958)	(3,969,570)	(29,066,870)	(34,856,572)	(43,066,454)	(5,673,043)	(9,516,245)	(1,221,031)
Net increase (decrease) in net assets	16,062,716	(40,197,870)	(23,259,709)	2,136,270	(18,840,731)	(20,633,229)	(21,738,918)	(7,161,576)	(8,946,314)	(538,878)

Net assets:
Beginning of period	50,212,815	347,847,567	569,611,868	42,699,194	209,657,204	216,171,880	249,448,913	29,564,063	62,842,788	15,451,065
End of period	$66,275,531	$307,649,697	$546,352,159	$44,835,464	$190,816,473	$195,538,651	$227,709,995	$22,402,487	$53,896,474	$14,912,187

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$4,982,759	$(1,413,908)	$1,637,384	$(30,952)	$(478,895)	$(1,168,522)	$1,475,876	$61,071	$(12,423)	$(2,376,959)
Net realized gain (loss) on security transactions	2,525,364	6,150,104	6,836,449	53,203	2,092,982	2,788,989	(667,109)	917,949	(283,526)	119,131
Net realized gain distributions	1,715,017	36,107,168	32,786,356	427,141	9,197,440	15,859,347	—	—	301,651	—
Change in unrealized appreciation (depreciation) during the period	4,957,720	(26,934,657)	(5,001,161)	(449,351)	(7,937,637)	(19,928,559)	2,753,316	(958,112)	631,335	814,165
Net increase (decrease) in net assets resulting from operations	14,180,860	13,908,707	36,259,028	41	2,873,890	(2,448,745)	3,562,083	20,908	637,037	(1,443,663)

Unit transactions:
Purchases	2,248,045	2,360,438	1,753,453	8,914	429,274	448,607	126,202	207,484	13,349	2,046,268
Net transfers	7,140,006	(4,809,865)	(10,455,330)	(253,619)	(67,844)	(4,942,530)	2,580,745	532,563	214,161	10,389,232
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(63,774,444)	(56,777,966)	(39,153,138)	(500,627)	(10,970,307)	(14,680,266)	(4,961,234)	(5,164,961)	(1,035,947)	(36,395,665)
Other transactions	(233)	938	14	(8)	354	1,437	(69)	(175)	8	8,788
Death benefits	(8,012,234)	(6,724,290)	(5,587,963)	(107,355)	(1,265,506)	(1,767,905)	(366,488)	(493,764)	(61,491)	(6,185,170)
Net annuity transactions	(4,630)	31,818	12,793	—	(29,036)	(496)	—	127,728	(6,448)	(354,654)
Net increase (decrease) in net assets resulting from unit transactions	(62,403,490)	(65,918,927)	(53,430,171)	(852,695)	(11,903,065)	(20,941,153)	(2,620,844)	(4,791,125)	(876,368)	(30,491,201)
Net increase (decrease) in net assets	(48,222,630)	(52,010,220)	(17,171,143)	(852,654)	(9,029,175)	(23,389,898)	941,239	(4,770,217)	(239,331)	(31,934,864)

Net assets:
Beginning of period	477,127,747	417,093,368	308,876,581	4,709,379	78,922,730	127,043,781	29,061,362	35,938,493	5,528,895	196,796,827
End of period	$428,905,117	$365,083,148	$291,705,438	$3,856,725	$69,893,555	$103,653,883	$30,002,601	$31,168,276	$5,289,564	$164,861,963

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(146,569)	$(97,940)	$9,086	$88,568	$56,716	$8,759	$23,024	$1,044,912	$(2,155)	$(2,088,225)
Net realized gain (loss) on security transactions	(753,686)	(195,958)	108,342	9,935	822,375	(256,830)	68,604	212,075	569,107	4,713,380
Net realized gain distributions	980,252	269,332	—	—	1,926,062	209,723	913,015	—	93,150	7,890,474
Change in unrealized appreciation (depreciation) during the period	(79,462)	530,904	38,132	(110,627)	(1,037,741)	1,680,828	738,952	2,332,395	346,537	(9,566,008)
Net increase (decrease) in net assets resulting from operations	535	506,338	155,560	(12,124)	1,767,412	1,642,480	1,743,595	3,589,382	1,006,639	949,621

Unit transactions:
Purchases	40,048	17,789	1,779	133,000	11,862	19,385	23,298	195,221	13,451	638,478
Net transfers	(295,296)	(509,442)	885,431	5,984,678	(1,314,370)	(1,319,763)	2,817,230	2,289,044	(267,821)	(1,906,623)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,653,882)	(1,107,997)	(325,549)	(6,157,483)	(1,446,277)	(1,454,245)	(2,461,808)	(5,814,535)	(1,045,731)	(15,642,490)
Other transactions	61	4	5	222	138	(3)	(2)	436	7	2,772
Death benefits	(80,590)	(156,682)	(10,054)	(508,983)	(310,428)	(42,765)	(129,284)	(868,158)	(245,966)	(2,098,297)
Net annuity transactions	—	(352)	—	(335)	—	—	(9,509)	(9,367)	—	95,387
Net increase (decrease) in net assets resulting from unit transactions	(1,989,659)	(1,756,680)	551,612	(548,901)	(3,059,075)	(2,797,391)	239,925	(4,207,359)	(1,546,060)	(18,910,773)
Net increase (decrease) in net assets	(1,989,124)	(1,250,342)	707,172	(561,025)	(1,291,663)	(1,154,911)	1,983,520	(617,977)	(539,421)	(17,961,152)

Net assets:
Beginning of period	11,294,114	7,438,316	2,042,478	24,164,613	16,383,347	12,415,393	13,043,354	36,709,515	7,622,513	140,739,991
End of period	$9,304,990	$6,187,974	$2,749,650	$23,603,588	$15,091,684	$11,260,482	$15,026,874	$36,091,538	$7,083,092	$122,778,839

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(152,663)	$(1,349,400)	$(874,943)	$(1,503,518)	$4,215,630	$1,074,300	$9,510,229	$(181,265)	$4,807,431	$2,279
Net realized gain (loss) on security transactions	594,170	5,641,403	531,095	(894,884)	11,689,575	13,976,372	3,700,970	471,671	(1,700,758)	(99,677)
Net realized gain distributions	980,782	13,759,567	3,513,239	3,512,841	13,428,470	20,751,024	—	2,071,007	—	—
Change in unrealized appreciation (depreciation) during the period	(490,490)	(10,410,607)	(2,032,333)	3,890,874	(718,725)	(6,457,633)	1,551,782	(994,237)	7,573,649	208,501
Net increase (decrease) in net assets resulting from operations	931,799	7,640,963	1,137,058	5,005,313	28,614,950	29,344,063	14,762,981	1,367,176	10,680,322	111,103

Unit transactions:
Purchases	90,648	687,736	149,411	283,522	1,607,436	1,026,752	3,331,050	86,085	553,600	1,200
Net transfers	(112,541)	(4,167,631)	(5,311,745)	(1,834,821)	(1,858,413)	(7,760,708)	17,806,041	(1,318,256)	8,628,185	(262,677)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,886,673)	(18,306,641)	(5,147,258)	(11,131,093)	(55,999,638)	(34,470,626)	(67,114,205)	(2,382,028)	(14,715,431)	(433,712)
Other transactions	1,636	2,022	(2)	3,446	18,548	13,863	10,750	442	2,122	—
Death benefits	(291,764)	(2,680,015)	(726,690)	(1,346,369)	(9,154,451)	(4,591,789)	(9,868,342)	(208,027)	(2,424,175)	(31,000)
Net annuity transactions	(40,777)	146,161	36,864	64,200	419,416	(17,101)	117,472	47,104	20,666	—
Net increase (decrease) in net assets resulting from unit transactions	(2,239,471)	(24,318,368)	(10,999,420)	(13,961,115)	(64,967,102)	(45,799,609)	(55,717,234)	(3,774,680)	(7,935,033)	(726,189)
Net increase (decrease) in net assets	(1,307,672)	(16,677,405)	(9,862,362)	(8,955,802)	(36,352,152)	(16,455,546)	(40,954,253)	(2,407,504)	2,745,289	(615,086)

Net assets:
Beginning of period	18,594,347	140,460,975	52,127,831	87,687,735	438,472,800	268,181,525	561,168,879	22,014,371	87,891,764	4,989,616
End of period	$17,286,675	$123,783,570	$42,265,469	$78,731,933	$402,120,648	$251,725,979	$520,214,626	$19,606,867	$90,637,053	$4,374,530

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$16	$(7,640)	$51,017	$(1,115)	$(33,981)	$(139,466)	$(127,606)	$(5,065)	$(68,973)	$(33,675)
Net realized gain (loss) on security transactions	11,150	24,026	297,832	1,970	(3,220)	(209,695)	171,753	(13,457)	(73,551)	(33,428)
Net realized gain distributions	315	49,174	228,920	—	327,221	497,167	539,498	12,127	199,285	233,406
Change in unrealized appreciation (depreciation) during the period	(9,692)	(32,323)	605,977	21,976	(366,839)	(1,239,917)	595,368	(30,684)	(115,239)	(274,869)
Net increase (decrease) in net assets resulting from operations	1,789	33,237	1,183,746	22,831	(76,819)	(1,091,911)	1,179,013	(37,079)	(58,478)	(108,566)

Unit transactions:
Purchases	—	—	7,646	—	2,183	34,482	36,272	—	1,512	22,460
Net transfers	73	(28,486)	(1,377,218)	65,201	(225,586)	(7,713)	272,127	(19,098)	(79,679)	(312,481)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(38,182)	(74,165)	(1,361,022)	(96,661)	(184,369)	(1,217,192)	(1,559,767)	(20,519)	(844,349)	(306,756)
Other transactions	25	(1)	74	—	—	337	(95)	1	(192)	—
Death benefits	—	—	(159,496)	(2,443)	(67,987)	(178,482)	(232,292)	(1,910)	(148,394)	(9,843)
Net annuity transactions	—	(9,563)	(740)	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(38,084)	(112,215)	(2,890,756)	(33,903)	(475,759)	(1,368,568)	(1,483,755)	(41,526)	(1,071,102)	(606,620)
Net increase (decrease) in net assets	(36,295)	(78,978)	(1,707,010)	(11,072)	(552,578)	(2,460,479)	(304,742)	(78,605)	(1,129,580)	(715,186)

Net assets:
Beginning of period	228,573	666,209	9,544,743	638,396	2,332,821	11,541,796	9,999,891	345,798	7,866,735	2,510,795
End of period	$192,278	$587,231	$7,837,733	$627,324	$1,780,243	$9,081,317	$9,695,149	$267,193	$6,737,155	$1,795,609

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)(3)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(105,459)	$(21,994)	$(212,347)	$88,794	$2,423,242	$7,847	$(8,028)	$5,285	$10,734	$1,113
Net realized gain (loss) on security transactions	369,117	121,335	559,667	(40,543)	(1,724,795)	27,423	2,960	(7,275)	(24,268)	5,522
Net realized gain distributions	794,635	287,243	598,207	—	—	204,083	—	—	—	11,896
Change in unrealized appreciation (depreciation) during the period	(1,400,504)	(193,779)	1,274,864	242,637	638,019	(100,691)	56,491	(5,392)	(37,002)	15,730
Net increase (decrease) in net assets resulting from operations	(342,211)	192,805	2,220,391	290,888	1,336,466	138,662	51,423	(7,382)	(50,536)	34,261

Unit transactions:
Purchases	45,499	7,923	88,230	3,917	228,933	7,624	122	—	3,887	384
Net transfers	(708,956)	(544,355)	(566,855)	(171,067)	(310,619)	(63,497)	(175,564)	(9,891)	541,393	(500)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	7,988,256	—	—	—
Surrenders for benefit payments and fees	(2,338,945)	(382,070)	(2,499,096)	(400,423)	(7,236,464)	(203,561)	(68,405)	(90,765)	(293,355)	(36,746)
Other transactions	(39)	7	346	—	62	2	1	—	(120)	—
Death benefits	(63,474)	(1,171)	(294,407)	(29,218)	(1,004,899)	—	(11,502)	—	(2,764)	—
Net annuity transactions	—	—	—	—	(27,345)	—	—	—	(7,458)	—
Net increase (decrease) in net assets resulting from unit transactions	(3,065,915)	(919,666)	(3,271,782)	(596,791)	(8,350,332)	(259,432)	7,732,908	(100,656)	241,583	(36,862)
Net increase (decrease) in net assets	(3,408,126)	(726,861)	(1,051,391)	(305,903)	(7,013,866)	(120,770)	7,784,331	(108,038)	191,047	(2,601)

Net assets:
Beginning of period	13,511,080	3,091,066	16,787,101	2,672,307	45,926,832	2,954,561	—	859,357	1,231,619	344,159
End of period	$10,102,954	$2,364,205	$15,735,710	$2,366,404	$38,912,966	$2,833,791	$7,784,331	$751,319	$1,422,666	$341,558

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Putnam VT Small Cap Value Fund	Putnam VT Voyager Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund
	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(6,787)	$29,447	$18,400	$17,499	$251,373	$5,746	$(9,814)	$(144)	$(5,992)	$(84,513)
Net realized gain (loss) on security transactions	(98,390)	178,500	70,351	(46,044)	(298,419)	(10,040)	13,162	5,053	2,209	405,603
Net realized gain distributions	150,009	335,240	28,101	—	1,035,625	—	—	—	—	2,646,576
Change in unrealized appreciation (depreciation) during the period	297,914	(436,213)	71,093	178,179	(568,625)	18,732	(7,296)	(9,808)	33,583	1,731,782
Net increase (decrease) in net assets resulting from operations	342,746	106,974	187,945	149,634	419,954	14,438	(3,948)	(4,899)	29,800	4,699,448

Unit transactions:
Purchases	45	8,552	—	449	540	192	—	—	—	45,930
Net transfers	272,918	(111,959)	65,280	(18,943)	(455,679)	8,781	33	—	—	(892,967)
Net interfund transfers due to corporate actions	—	(7,988,256)	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(215,324)	(625,093)	(224,637)	(176,387)	(722,693)	(91,945)	(10,308)	(40,201)	(2,800)	(3,178,412)
Other transactions	(1)	871	(56)	—	5,104	1	1	—	—	(129)
Death benefits	(72,453)	(146,353)	—	(73,863)	(130,759)	—	—	—	—	(420,836)
Net annuity transactions	3,376	—	—	—	—	—	—	—	—	(15,240)
Net increase (decrease) in net assets resulting from unit transactions	(11,439)	(8,862,238)	(159,413)	(268,744)	(1,303,487)	(82,971)	(10,274)	(40,201)	(2,800)	(4,461,654)
Net increase (decrease) in net assets	331,307	(8,755,264)	28,532	(119,110)	(883,533)	(68,533)	(14,222)	(45,100)	27,000	237,794

Net assets:
Beginning of period	1,674,527	8,755,264	1,605,533	1,455,948	6,700,487	643,030	531,845	45,100	335,942	29,857,151
End of period	$2,005,834	$—	$1,634,065	$1,336,838	$5,816,954	$574,497	$517,623	$—	$362,942	$30,094,945

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)

Operations:
Net investment income (loss)	$(6,907)	$(855,342)	$(167,553)	$(4,454)	$(2,876)	$13,962	$4,580	$(22,517)	$(17,105)	$(407)
Net realized gain (loss) on security transactions	68,731	2,589,839	(360,074)	5,138	60,551	(381,252)	(17,703)	(32,721)	26,003	(12,108)
Net realized gain distributions	109,484	3,838,621	828,978	10,281	—	512,754	41,038	117,131	63,413	—
Change in unrealized appreciation (depreciation) during the period	18,039	(5,838,847)	(559,146)	8,297	(13,480)	(153,077)	(26,114)	(3,184)	(30,757)	18,128
Net increase (decrease) in net assets resulting from operations	189,347	(265,729)	(257,795)	19,262	44,195	(7,613)	1,801	58,709	41,554	5,613

Unit transactions:
Purchases	2,985	257,051	5,642	—	975	1,950	1,950	1,170	7,500	—
Net transfers	(52,388)	(3,159,394)	(2,609,019)	10,177	(2,004,343)	(1,578,120)	(76,414)	(38,774)	(117,706)	(103,203)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(175,831)	(5,478,264)	(1,150,869)	(13,079)	(99,141)	(43,185)	(60,155)	(199,879)	(111,341)	(2,583)
Other transactions	—	187	1,337	—	37	2	(11)	1	—	—
Death benefits	(155,229)	(1,161,489)	(112,566)	(1,056)	(3,318)	(34,969)	(16,343)	(69,660)	(7,809)	—
Net annuity transactions	—	221,501	(6,693)	—	(32,928)	(3,725)	(573)	(480)	(345)	(721)
Net increase (decrease) in net assets resulting from unit transactions	(380,463)	(9,320,408)	(3,872,168)	(3,958)	(2,138,718)	(1,658,047)	(151,546)	(307,622)	(229,701)	(106,507)
Net increase (decrease) in net assets	(191,116)	(9,586,137)	(4,129,963)	15,304	(2,094,523)	(1,665,660)	(149,745)	(248,913)	(188,147)	(100,894)

Net assets:
Beginning of period	1,702,452	50,380,488	11,616,415	360,197	2,094,523	1,665,660	672,423	1,340,163	938,810	100,894
End of period	$1,511,336	$40,794,351	$7,486,452	$375,501	$—	$—	$522,678	$1,091,250	$750,663	$—

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$157	$377,768	$(2,603,233)	$225,770	$251,555	$2,129,021	$(8,383)	$54,286	$14,242	$(349,448)
Net realized gain (loss) on security transactions	12,633	764,446	(2,567,162)	(177,697)	(183,852)	(11,575)	(113,579)	(392,205)	75,719	(484,289)
Net realized gain distributions	16,342	2,560,596	—	4,790,162	6,963,097	1,084,132	—	3,484,908	2,312,561	5,802,217
Change in unrealized appreciation (depreciation) during the period	(14,102)	5,105	(8,618,547)	(2,871,291)	(2,118,555)	(1,700,796)	147,900	(1,881,687)	(2,684,915)	(4,992,276)
Net increase (decrease) in net assets resulting from operations	15,030	3,707,915	(13,788,942)	1,966,944	4,912,245	1,500,782	25,938	1,265,302	(282,393)	(23,796)

Unit transactions:
Purchases	975	37,142	645,130	161,020	82,421	640,125	53,713	134,788	93,528	365,639
Net transfers	(317)	(1,282,698)	18,401,027	(769,029)	1,972,502	4,268,665	1,769,265	(1,107,217)	44,918	(626,442)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(61,800)	(3,905,439)	(28,013,634)	(4,593,329)	(6,349,533)	(17,138,473)	(1,617,267)	(5,052,021)	(2,872,060)	(4,366,083)
Other transactions	—	1,929	(361)	(1)	322	(433)	527	352	260	12
Death benefits	—	(312,510)	(2,202,321)	(405,098)	(348,032)	(1,469,452)	(324,587)	(404,294)	(259,494)	(331,136)
Net annuity transactions	—	171,111	—	(399)	—	(2,384)	—	(34,279)	(33,447)	(1,045)
Net increase (decrease) in net assets resulting from unit transactions	(61,142)	(5,290,465)	(11,170,159)	(5,606,836)	(4,642,320)	(13,701,952)	(118,349)	(6,462,671)	(3,026,295)	(4,959,055)
Net increase (decrease) in net assets	(46,112)	(1,582,550)	(24,959,101)	(3,639,892)	269,925	(12,201,170)	(92,411)	(5,197,369)	(3,308,688)	(4,982,851)

Net assets:
Beginning of period	179,989	36,738,587	277,368,975	32,167,801	31,383,653	122,013,727	8,360,359	29,451,743	16,151,600	33,145,207
End of period	$133,877	$35,156,037	$252,409,874	$28,527,909	$31,653,578	$109,812,557	$8,267,948	$24,254,374	$12,842,912	$28,162,356

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2016

	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,224,288)	$70,605	$(165,907)	$64,523	$(154,967)	$(355,534)	$(51,421)
Net realized gain (loss) on security transactions	(1,863,009)	(1,052,052)	(2,117,374)	(318,033)	(337,509)	(707,435)	(699,478)
Net realized gain distributions	73,067,231	31,594,238	12,083,691	630,265	1,279,007	3,538,856	—
Change in unrealized appreciation (depreciation) during the period	(55,905,742)	(20,597,676)	(7,558,857)	54,566	615,040	(1,391,087)	274,991
Net increase (decrease) in net assets resulting from operations	13,074,192	10,015,115	2,241,553	431,321	1,401,571	1,084,800	(475,908)

Unit transactions:
Purchases	1,177,455	542,560	654,718	217,573	98,636	98,547	57,498
Net transfers	(7,756,567)	(4,269,808)	(169,077)	(377,050)	(407,461)	579,235	1,114,566
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(28,629,528)	(16,807,227)	(14,918,846)	(2,199,852)	(1,498,743)	(3,005,411)	(2,912,302)
Other transactions	1,686	(310)	1,284	26	990	365	148
Death benefits	(2,154,977)	(1,210,432)	(1,573,199)	(178,229)	(254,435)	(491,400)	(321,258)
Net annuity transactions	(4,066)	(79,533)	(1,357)	—	(13,691)	(66,343)	(3,519)
Net increase (decrease) in net assets resulting from unit transactions	(37,365,997)	(21,824,750)	(16,006,477)	(2,537,532)	(2,074,704)	(2,885,007)	(2,064,867)
Net increase (decrease) in net assets	(24,291,805)	(11,809,635)	(13,764,924)	(2,106,211)	(673,133)	(1,800,207)	(2,540,775)

Net assets:
Beginning of period	201,147,748	117,508,398	116,227,332	16,716,582	16,312,061	30,361,959	19,768,629
End of period	$176,855,943	$105,698,763	$102,462,408	$14,610,371	$15,638,928	$28,561,752	$17,227,854

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Money Market Fund. Change effective April 29, 2016.
(2) Merged with Putnam VT Voyager Fund. Change effective November 18, 2016.
(3) Funded as of November 18, 2016.
(4) Merged with Putnam VT Growth Opportunities Fund. Change effective November 18, 2016.
(5) Formerly PIMCO Global Dividend Portfolio. Change effective June 17, 2016.
(6) Not Funded as of December 31, 2016.
(7) Liquidated as of April 29, 2016.
(8) Liquidated as of April 29, 2016.
(9) Liquidated as of April 29, 2016.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2015

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$86,785	$(19,470)	$99,907	$110,349	$(125,273)	$905	$(59,563)	$328,656	$(1,022,524)	$718,852
Net realized gain (loss) on security transactions	619,892	64,111	365,811	332,760	494,422	97,493	178,644	379,566	9,807,128	(2,947,591)
Net realized gain distributions	—	138,051	1,934,508	—	2,222,396	—	—	3,705,387	13,607,329	—
Change in unrealized appreciation (depreciation) during the period	(1,093,220)	(96,731)	(2,413,166)	(85,691)	(3,519,095)	(203,027)	(209,202)	(10,681,732)	(32,252,580)	(1,563,468)
Net increase (decrease) in net assets resulting from operations	(386,543)	85,961	(12,940)	357,418	(927,550)	(104,629)	(90,121)	(6,268,123)	(9,860,647)	(3,792,207)

Unit transactions:
Purchases	8,570	5,235	197,236	118,040	183,856	23,554	25,151	241,035	566,691	1,756,602
Net transfers	(760,351)	(145,063)	685,277	618,660	(984,652)	(146,778)	(825,248)	(1,080,137)	(1,278,695)	16,662,906
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(774,913)	(78,949)	(5,253,284)	(3,398,046)	(2,162,721)	(304,039)	(601,131)	(7,193,309)	(23,378,879)	(55,270,930)
Other transactions	92	(647)	—	927	552	—	2	4,139	26,878	21,482
Death benefits	(56,051)	—	(201,563)	(430,336)	(74,625)	—	(44,719)	(1,070,162)	(2,403,205)	(7,310,184)
Net annuity transactions	—	—	—	46,832	(2,312)	—	(350)	132,174	88,263	396,280
Net increase (decrease) in net assets resulting from unit transactions	(1,582,653)	(219,424)	(4,572,334)	(3,043,923)	(3,039,902)	(427,263)	(1,446,295)	(8,966,260)	(26,378,947)	(43,743,844)
Net increase (decrease) in net assets	(1,969,196)	(133,463)	(4,585,274)	(2,686,505)	(3,967,452)	(531,892)	(1,536,416)	(15,234,383)	(36,239,594)	(47,536,051)

Net assets:
Beginning of period	9,545,899	2,424,232	22,659,750	21,068,829	15,900,649	1,512,883	4,321,026	58,450,342	157,357,446	289,266,806
End of period	$7,576,703	$2,290,769	$18,074,476	$18,382,324	$11,933,197	$980,991	$2,784,610	$43,215,959	$121,117,852	$241,730,755

(1) Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2015.
(4) Formerly AllianceBernstein VPS Value Portfolio. Change effective May 1, 2015.
(5) Formerly AllianceBernstein VPS International Growth Portfolio. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(330,798)	$(2,050,401)	$(1,544,292)	$315,228	$(902)	$(2,482,801)	$4,432	$(1,700,911)	$312,784	$(1,489,997)
Net realized gain (loss) on security transactions	8,306,485	3,133,727	5,472,964	(29,025)	28,059	—	24,601	(126,778)	7,724,155	40,470,636
Net realized gain distributions	—	12,016,842	16,727,454	1,159,938	—	—	33,490	2,722,711	—	52,189,207
Change in unrealized appreciation (depreciation) during the period	(12,710,679)	(20,115,761)	(26,391,189)	(2,206,782)	(25,857)	—	(84,476)	(6,664,118)	(13,073,010)	(93,253,649)
Net increase (decrease) in net assets resulting from operations	(4,734,992)	(7,015,593)	(5,735,063)	(760,641)	1,300	(2,482,801)	(21,953)	(5,769,096)	(5,036,071)	(2,083,803)

Unit transactions:
Purchases	523,369	729,762	560,465	153,829	—	1,407,746	18,500	1,274,111	1,282,695	5,662,624
Net transfers	2,057,513	(4,269,118)	459,165	(92,786)	(5,667)	213,142,684	(64,775)	(6,535,150)	(3,902,423)	(12,148,342)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(22,796,042)	(19,332,656)	(14,412,870)	(1,669,442)	(66,794)	(179,151,238)	(16,601)	(16,861,998)	(31,657,818)	(101,820,865)
Other transactions	43,698	14,347	18,448	2,806	(8)	38,578	—	3,405	2,954	8,341
Death benefits	(2,447,952)	(2,911,711)	(1,452,613)	(279,152)	—	(8,500,074)	—	(4,046,046)	(4,688,049)	(19,935,874)
Net annuity transactions	11,459	236,022	26,306	—	—	406,887	—	69,126	(74,774)	820,503
Net increase (decrease) in net assets resulting from unit transactions	(22,607,955)	(25,533,354)	(14,801,099)	(1,884,745)	(72,469)	27,344,583	(62,876)	(26,096,552)	(39,037,415)	(127,413,613)
Net increase (decrease) in net assets	(27,342,947)	(32,548,947)	(20,536,162)	(2,645,386)	(71,169)	24,861,782	(84,829)	(31,865,648)	(44,073,486)	(129,497,416)

Net assets:
Beginning of period	158,952,221	149,442,498	97,889,375	14,602,432	305,336	135,908,765	801,413	115,218,960	226,969,193	791,683,183
End of period	$131,609,274	$116,893,551	$77,353,213	$11,957,046	$234,167	$160,770,547	$716,584	$83,353,312	$182,895,707	$662,185,767

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account

Operations:
Net investment income (loss)	$82,103	$(335,769)	$(1,984,539)	$(17,861,672)	$(7,676,752)	$(1,075,766)	$(1,637,064)	$(2,993,118)	$(18,655)	$(115,032)
Net realized gain (loss) on security transactions	33,336,844	1,199,521	15,671,020	83,455,788	88,160,022	13,756,656	4,429,618	13,595,858	14,036	513,056
Net realized gain distributions	46,878,906	13,835,956	25,046,288	300,612,111	218,350,229	21,080,874	7,354,580	13,222,501	166,246	218,173
Change in unrealized appreciation (depreciation) during the period	(101,219,879)	(23,194,165)	(25,550,877)	(292,235,076)	(298,783,697)	(52,819,579)	(15,974,688)	(24,408,039)	(169,168)	(286,962)
Net increase (decrease) in net assets resulting from operations	(20,922,026)	(8,494,457)	13,181,892	73,971,151	49,802	(19,057,815)	(5,827,554)	(582,798)	(7,541)	329,235

Unit transactions:
Purchases	2,609,994	3,926,833	1,509,102	7,507,660	7,818,848	1,970,129	851,527	974,984	—	141,128
Net transfers	(14,739,840)	(5,938,809)	7,287,399	(35,181,439)	(31,078,247)	3,090,084	(4,154,768)	(2,471,201)	88,434	(373,602)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(68,314,751)	(108,041,054)	(35,569,214)	(207,873,551)	(225,815,268)	(55,589,726)	(19,601,973)	(25,218,541)	(154,890)	(649,698)
Other transactions	32,567	267,268	3,699	134,571	134,905	71,924	18,042	35,085	(1)	12
Death benefits	(11,354,016)	(18,791,173)	(5,043,667)	(29,304,832)	(34,425,621)	(7,790,939)	(2,366,869)	(2,948,188)	(21,868)	(102,926)
Net annuity transactions	276,047	631,831	703,092	930,960	1,552,741	211,620	172,434	132,927	1,317	—
Net increase (decrease) in net assets resulting from unit transactions	(91,489,999)	(127,945,104)	(31,109,589)	(263,786,631)	(281,812,642)	(58,036,908)	(25,081,607)	(29,494,934)	(87,008)	(985,086)
Net increase (decrease) in net assets	(112,412,025)	(136,439,561)	(17,927,697)	(189,815,480)	(281,762,840)	(77,094,723)	(30,909,161)	(30,077,732)	(94,549)	(655,851)

Net assets:
Beginning of period	524,639,657	772,885,175	261,257,937	1,533,269,584	1,624,836,107	399,232,673	144,818,397	178,438,387	957,060	6,963,451
End of period	$412,227,632	$636,445,614	$243,330,240	$1,343,454,104	$1,343,073,267	$322,137,950	$113,909,236	$148,360,655	$862,511	$6,307,600

(6) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(551,324)	$(767,382)	$(41,660)	$(50,114)	$18,460	$(1,593,807)	$24,421,607	$(1,310,334)	$116,769	$(3,409,037)
Net realized gain (loss) on security transactions	6,038,867	2,714,258	510,573	139,161	(13,194)	30,786,825	6,770,960	5,484,873	(110,577)	1,668,572
Net realized gain distributions	7,573,724	7,526,219	3,337	265,807	2,534	49,625,893	—	20,438,679	—	45,086,181
Change in unrealized appreciation (depreciation) during the period	(13,524,777)	(10,898,762)	(646,097)	(363,497)	(41,689)	(103,548,309)	(104,787,489)	(21,796,674)	(106,027)	(49,864,517)
Net increase (decrease) in net assets resulting from operations	(463,510)	(1,425,667)	(173,847)	(8,643)	(33,889)	(24,729,398)	(73,594,922)	2,816,544	(99,835)	(6,518,801)

Unit transactions:
Purchases	470,627	493,126	6,299	26,594	3,960	2,763,237	4,153,925	479,366	62,031	955,930
Net transfers	(3,488,901)	(1,757,751)	(219,601)	143,304	24,907	(9,051,875)	(27,630,654)	2,457,549	(232,731)	(1,820,906)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(10,623,024)	(8,620,061)	(920,617)	(404,271)	(233,329)	(72,571,244)	(148,121,629)	(12,926,826)	(870,839)	(28,420,785)
Other transactions	2,832	5,376	408	306	—	124,247	33,931	662	(32)	34,874
Death benefits	(610,144)	(828,739)	(89,923)	(9,123)	(12,989)	(9,739,413)	(19,467,281)	(1,502,909)	(223,225)	(3,086,808)
Net annuity transactions	33,678	(5,063)	—	—	—	722,240	1,554,007	82,726	(24,100)	85,641
Net increase (decrease) in net assets resulting from unit transactions	(14,214,932)	(10,713,112)	(1,223,434)	(243,190)	(217,451)	(87,752,808)	(189,477,701)	(11,409,432)	(1,288,896)	(32,252,054)
Net increase (decrease) in net assets	(14,678,442)	(12,138,779)	(1,397,281)	(251,833)	(251,340)	(112,482,206)	(263,072,623)	(8,592,888)	(1,388,731)	(38,770,855)

Net assets:
Beginning of period	85,715,982	63,830,530	4,574,058	4,284,335	1,332,036	526,505,475	979,864,434	81,345,950	7,397,583	196,223,167
End of period	$71,037,540	$51,691,751	$3,176,777	$4,032,502	$1,080,696	$414,023,269	$716,791,811	$72,753,062	$6,008,852	$157,452,312

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(613,777)	$18,887,864	$8,128,406	$237,725	$3,473,075	$2,108,821	$2,729,630	$(608,065)	$4,487,661	$31,407
Net realized gain (loss) on security transactions	1,291,540	(6,549,336)	38,054,964	(1,598,978)	3,954,995	10,711,820	7,261,344	(2,737,597)	(791,352)	1,562,144
Net realized gain distributions	8,524,531	6,794,311	43,096,647	7,126,402	7,943,811	—	15,619,878	20,315,033	365,345	—
Change in unrealized appreciation (depreciation) during the period	(14,381,599)	(39,962,867)	(128,902,263)	(17,565,530)	(32,352,573)	(31,786,395)	(39,187,789)	(16,155,815)	(8,243,072)	(1,767,871)
Net increase (decrease) in net assets resulting from operations	(5,179,305)	(20,830,028)	(39,622,246)	(11,800,381)	(16,980,692)	(18,965,754)	(13,576,937)	813,556	(4,181,418)	(174,320)

Unit transactions:
Purchases	414,362	2,020,919	3,786,216	375,440	1,192,039	1,376,906	1,715,658	192,784	454,320	53,343
Net transfers	(132,177)	(6,459,797)	(8,777,279)	(1,148,259)	9,538,600	(4,547,514)	(2,643,030)	(627,342)	378,885	1,074,834
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(8,648,708)	(68,400,966)	(94,406,102)	(8,184,395)	(37,869,248)	(41,332,744)	(43,171,726)	(5,255,760)	(10,584,167)	(4,288,829)
Other transactions	9,836	10,578	74,849	956	45,515	22,060	13,592	1,051	1,679	1,349
Death benefits	(941,662)	(8,509,651)	(14,425,842)	(974,910)	(4,088,525)	(5,494,332)	(4,879,090)	(820,748)	(1,178,919)	(244,919)
Net annuity transactions	(21,785)	232,723	590,066	3,826	352,473	468,970	152,619	3,030	80,093	—
Net increase (decrease) in net assets resulting from unit transactions	(9,320,134)	(81,106,194)	(113,158,092)	(9,927,342)	(30,829,146)	(49,506,654)	(48,811,977)	(6,506,985)	(10,848,109)	(3,404,222)
Net increase (decrease) in net assets	(14,499,439)	(101,936,222)	(152,780,338)	(21,727,723)	(47,809,838)	(68,472,408)	(62,388,914)	(5,693,429)	(15,029,527)	(3,578,542)

Net assets:
Beginning of period	64,712,254	449,783,789	722,392,206	64,426,917	257,467,042	284,644,288	311,837,827	35,257,492	77,872,315	19,029,607
End of period	$50,212,815	$347,847,567	$569,611,868	$42,699,194	$209,657,204	$216,171,880	$249,448,913	$29,564,063	$62,842,788	$15,451,065

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$8,706,795	$(2,763,082)	$1,063,493	$(33,368)	$(668,399)	$(1,816,878)	$1,689,370	$(15,102)	$(26,072)	$(3,210,429)
Net realized gain (loss) on security transactions	5,230,334	31,021,944	18,247,398	124,617	9,144,753	13,498,454	(583,815)	1,809,902	(32,688)	113,350
Net realized gain distributions	12,721,433	85,081,794	46,848,257	181,235	25,929,913	26,721,857	—	—	1,104,273	20,596
Change in unrealized appreciation (depreciation) during the period	(36,852,838)	(112,851,988)	(74,621,862)	(39,936)	(29,961,735)	(24,680,166)	(2,904,487)	(1,282,150)	(1,443,062)	(454,152)
Net increase (decrease) in net assets resulting from operations	(10,194,276)	488,668	(8,462,714)	232,548	4,444,532	13,723,267	(1,798,932)	512,650	(397,549)	(3,530,635)

Unit transactions:
Purchases	3,229,979	3,169,707	2,241,053	47,300	494,763	885,679	219,219	192,224	53,776	1,909,872
Net transfers	3,493,375	(17,391,723)	(8,023,042)	1,281,007	(5,599,784)	(12,849,575)	(988,929)	(755,488)	51,767	3,714,954
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(83,330,803)	(70,264,558)	(50,866,953)	(386,971)	(13,048,052)	(20,079,676)	(6,483,399)	(6,418,463)	(1,302,041)	(46,857,901)
Other transactions	13,393	(10,899)	(10,081)	1	3,063	4,500	1,340	720	1,327	40,795
Death benefits	(8,057,529)	(6,340,610)	(5,308,760)	(18,934)	(1,164,882)	(1,683,895)	(469,652)	(418,671)	(45,077)	(4,937,225)
Net annuity transactions	4,846	(3,303)	(56,125)	—	45,038	(1,304)	(485)	46,946	(997)	541,959
Net increase (decrease) in net assets resulting from unit transactions	(84,646,739)	(90,841,386)	(62,023,908)	922,403	(19,269,854)	(33,724,271)	(7,721,906)	(7,352,732)	(1,241,245)	(45,587,546)
Net increase (decrease) in net assets	(94,841,015)	(90,352,718)	(70,486,622)	1,154,951	(14,825,322)	(20,001,004)	(9,520,838)	(6,840,082)	(1,638,794)	(49,118,181)

Net assets:
Beginning of period	571,968,762	507,446,086	379,363,203	3,554,428	93,748,052	147,044,785	38,582,200	42,778,575	7,167,689	245,915,008
End of period	$477,127,747	$417,093,368	308,876,581	4,709,379	78,922,730	127,043,781	29,061,362	35,938,493	5,528,895	196,796,827

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Core Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)

Operations:
Net investment income (loss)	$(213,387)	$(137,139)	$4,714	$45,464	$26,520	$12,429	$29,827	$890,268	$(27,923)	$100,526
Net realized gain (loss) on security transactions	265,938	175,997	216,894	(64,344)	1,280,881	(69,826)	143,356	446,684	851,127	4,098,261
Net realized gain distributions	2,461,188	859,491	—	—	581,771	1,051,170	1,213,178	282,531	415,597	964,962
Change in unrealized appreciation (depreciation) during the period	(3,624,916)	(1,066,383)	(202,082)	(16,941)	(2,637,347)	(1,541,056)	(1,901,870)	(2,758,776)	(1,599,698)	(4,757,039)
Net increase (decrease) in net assets resulting from operations	(1,111,177)	(168,034)	19,526	(35,821)	(748,175)	(547,283)	(515,509)	(1,139,293)	(360,897)	406,710

Unit transactions:
Purchases	118,546	40,739	27,076	257,840	167,727	28,882	168,027	173,960	31,445	18,073
Net transfers	(737,323)	43,034	163,581	8,429,168	(567,885)	(583,658)	(7,767)	(659,438)	(299,703)	502,179
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	(19,311,178)
Surrenders for benefit payments and fees	(2,818,184)	(868,770)	(352,292)	(4,624,259)	(2,096,233)	(729,594)	(1,633,666)	(6,244,211)	(1,447,100)	(641,377)
Other transactions	1,710	35	(149)	2,601	1,197	10	1,402	577	16	1
Death benefits	(77,511)	(35,044)	—	(489,105)	(280,030)	(91,520)	(192,922)	(865,115)	(98,155)	(195,492)
Net annuity transactions	—	(395)	—	(353)	—	—	(734)	(25,888)	—	(179,751)
Net increase (decrease) in net assets resulting from unit transactions	(3,512,762)	(820,401)	(161,784)	3,575,892	(2,775,224)	(1,375,880)	(1,665,660)	(7,620,115)	(1,813,497)	(19,807,545)
Net increase (decrease) in net assets	(4,623,939)	(988,435)	(142,258)	3,540,071	(3,523,399)	(1,923,163)	(2,181,169)	(8,759,408)	(2,174,394)	(19,400,835)

Net assets:
Beginning of period	15,918,053	8,426,751	2,184,736	20,624,542	19,906,746	14,338,556	15,224,523	45,468,923	9,796,907	19,400,835
End of period	$11,294,114	$7,438,316	$2,042,478	$24,164,613	$16,383,347	$12,415,393	$13,043,354	$36,709,515	$7,622,513	$—

(7) Merged with MFS® Core Equity Portfolio. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Growth Stock Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research International Fund
	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account (10)

Operations:
Net investment income (loss)	$(2,180,680)	$(165,752)	$146,996	$(1,597,735)	$(1,026,708)	$(1,954,939)	$3,405,729	$1,745,529	$10,919,634	$614,346
Net realized gain (loss) on security transactions	7,931,718	1,197,405	6,272,297	14,214,901	2,253,825	1,625,549	19,542,087	21,176,779	5,279,970	(87,354)
Net realized gain distributions	7,706,630	702,258	3,263,188	16,369,110	5,225,152	3,062,362	17,472,993	16,816,063	—	—
Change in unrealized appreciation (depreciation) during the period	(4,951,217)	(2,335,001)	(9,276,049)	(31,224,680)	(5,069,408)	(5,560,359)	(50,098,305)	(45,896,510)	(26,872,094)	1,021,662
Net increase (decrease) in net assets resulting from operations	8,506,451	(601,090)	406,432	(2,238,404)	1,382,861	(2,827,387)	(9,677,496)	(6,158,139)	(10,672,490)	1,548,654

Unit transactions:
Purchases	854,901	76,394	76,077	975,201	270,518	439,749	2,820,878	1,373,906	2,267,248	29,877
Net transfers	1,617,001	537,404	2,452,387	(5,212,294)	4,662,319	(7,256,210)	2,230,381	(2,309,982)	(1,606,222)	3,315,648
Net interfund transfers due to corporate actions	—	—	(37,513,157)	—	—	—	—	—	—	(26,745,936)
Surrenders for benefit payments and fees	(19,628,240)	(3,354,472)	(1,511,130)	(28,479,899)	(7,007,425)	(16,549,316)	(75,451,266)	(43,595,091)	(90,169,145)	(1,501,641)
Other transactions	71,785	1,686	1,576	3,231	1,365	3,836	10,965	38,852	305,210	701
Death benefits	(2,705,317)	(478,771)	(219,981)	(3,571,068)	(1,015,487)	(2,107,632)	(11,148,904)	(5,178,514)	(10,410,307)	(81,841)
Net annuity transactions	(41,042)	(1,334)	(341,539)	160,927	(44,340)	47,535	478,828	(60,714)	49,957	(63,733)
Net increase (decrease) in net assets resulting from unit transactions	(19,830,912)	(3,219,093)	(37,055,767)	(36,123,902)	(3,133,050)	(25,422,038)	(81,059,118)	(49,731,543)	(99,563,259)	(25,046,925)
Net increase (decrease) in net assets	(11,324,461)	(3,820,183)	(36,649,335)	(38,362,306)	(1,750,189)	(28,249,425)	(90,736,614)	(55,889,682)	(110,235,749)	(23,498,271)

Net assets:
Beginning of period	152,064,452	22,414,530	36,649,335	178,823,281	53,878,020	115,937,160	529,209,414	324,071,207	671,404,628	23,498,271
End of period	$140,739,991	$18,594,347	$—	$140,460,975	$52,127,831	$87,687,735	$438,472,800	$268,181,525	$561,168,879	$—

(8) Merged with MFS® Massachusetts Investors Growth Stock Portfolio. Change effective March 27, 2015.
(9) Formerly MFS® Research Bond Fund. Change effective April 30, 2015.
(10) Merged with MFS® Research International Portfolio. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(227,967)	$5,053,864	$(1,291)	$(3,007)	$(9,608)	$51,258	$11,164	$(44,285)	$(180,637)	$(174,714)
Net realized gain (loss) on security transactions	1,418,367	(1,461,965)	(16,980)	30,406	49,658	223,576	17,108	92,629	435,269	721,692
Net realized gain distributions	1,697,042	—	304,487	3,230	37,585	562,419	—	362,256	2,185,092	1,387,397
Change in unrealized appreciation (depreciation) during the period	(2,936,034)	(9,392,224)	(395,714)	(32,907)	(69,215)	(976,871)	(46,587)	(150,909)	(3,314,036)	(3,121,739)
Net increase (decrease) in net assets resulting from operations	(48,592)	(5,800,325)	(109,498)	(2,278)	8,420	(139,618)	(18,315)	259,691	(874,312)	(1,187,364)

Unit transactions:
Purchases	98,676	783,398	97,815	—	—	7,655	—	3,565	65,326	53,882
Net transfers	(1,587,310)	(3,224,841)	582,809	(43,680)	(146,966)	102,685	(94,060)	(23,656)	(114,065)	(35,306)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,238,606)	(17,543,312)	(160,631)	(66,285)	(35,781)	(564,543)	(95,340)	(573,818)	(1,806,414)	(1,567,120)
Other transactions	658	4,427	(2)	—	—	(4)	—	—	(147)	90
Death benefits	(408,542)	(2,839,307)	(228,688)	11	—	(121,799)	(13,779)	(65,336)	(169,411)	(118,383)
Net annuity transactions	9,881	59,912	—	—	(7,458)	(762)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5,125,243)	(22,759,723)	291,303	(109,954)	(190,205)	(576,768)	(203,179)	(659,245)	(2,024,711)	(1,666,837)
Net increase (decrease) in net assets	(5,173,835)	(28,560,048)	181,805	(112,232)	(181,785)	(716,386)	(221,494)	(399,554)	(2,899,023)	(2,854,201)

Net assets:
Beginning of period	27,188,206	116,451,812	4,807,811	340,805	847,994	10,261,129	859,890	2,732,375	14,440,819	12,854,092
End of period	$22,014,371	$87,891,764	$4,989,616	$228,573	$666,209	$9,544,743	$638,396	$2,332,821	$11,541,796	$9,999,891

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(8,197)	$(82,623)	$(47,377)	$(94,692)	$(33,860)	$(188,444)	$37,035	$4,082,990	$35,779	$(4,542)
Net realized gain (loss) on security transactions	16,372	130,184	103,096	1,207,157	216,205	1,594,887	62,340	(718,146)	317,230	17,605
Net realized gain distributions	101,357	634,445	487,451	1,029,257	630,238	2,849,927	230,886	—	425,207	—
Change in unrealized appreciation (depreciation) during the period	(146,018)	(128,942)	(499,895)	(1,747,124)	(752,273)	(5,654,585)	(695,562)	(5,374,647)	(799,023)	(44,885)
Net increase (decrease) in net assets resulting from operations	(36,486)	553,064	43,275	394,598	60,310	(1,398,215)	(365,301)	(2,009,803)	(20,807)	(31,822)

Unit transactions:
Purchases	—	6,529	45,557	38,216	31,348	76,076	1,500	230,730	20,604	14,387
Net transfers	(57,729)	(806,642)	193,978	(168,018)	(135,415)	(949,067)	88,543	994,963	(843,519)	45,279
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(154,412)	(488,305)	(273,080)	(2,485,595)	(515,527)	(2,812,734)	(514,629)	(7,619,990)	(813,884)	(115,255)
Other transactions	—	10	6	(104)	(25)	344	(20)	2,498	—	—
Death benefits	—	(122,640)	(11,035)	(127,482)	(46,499)	(326,605)	(3,880)	(1,162,372)	(4,901)	(6,740)
Net annuity transactions	—	—	—	—	—	—	—	(30,455)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(212,141)	(1,411,048)	(44,574)	(2,742,983)	(666,118)	(4,011,986)	(428,486)	(7,584,626)	(1,641,700)	(62,329)
Net increase (decrease) in net assets	(248,627)	(857,984)	(1,299)	(2,348,385)	(605,808)	(5,410,201)	(793,787)	(9,594,429)	(1,662,507)	(94,151)

Net assets:
Beginning of period	594,425	8,724,719	2,512,094	15,859,465	3,696,874	22,197,302	3,466,094	55,521,261	4,617,068	953,508
End of period	$345,798	$7,866,735	$2,510,795	$13,511,080	$3,091,066	$16,787,101	$2,672,307	$45,926,832	$2,954,561	$859,357

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Putnam VT International Equity Fund	Putnam VT Investors Fund	Putnam VT Small Cap Value Fund	Putnam VT Voyager Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO Global Dividend Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Jennison Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (11)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(8,546)	$607	$(15,639)	$17,883	$14,253	$32,226	$333,267	$838	$(10,553)	$(973)
Net realized gain (loss) on security transactions	22,155	16,256	(37,116)	441,681	180,397	(20,167)	197,154	(9,068)	30,239	188
Net realized gain distributions	—	—	238,678	1,500,145	—	—	713,951	—	—	—
Change in unrealized appreciation (depreciation) during the period	(52,624)	(31,836)	(294,978)	(2,534,868)	(247,517)	(181,940)	(1,888,419)	(1,425)	2,063	4,362
Net increase (decrease) in net assets resulting from operations	(39,015)	(14,973)	(109,055)	(575,159)	(52,867)	(169,881)	(644,047)	(9,655)	21,749	3,577

Unit transactions:
Purchases	24,230	6,252	367	16,199	14,869	3,420	8,025	3,157	—	—
Net transfers	357,209	(67,376)	(280,291)	(285,066)	(243,558)	(61,874)	307,650	(107,805)	(87)	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(328,037)	(38,336)	(244,357)	(850,705)	(139,091)	(58,982)	(418,802)	(23,714)	(48,934)	—
Other transactions	—	—	1	356	(747)	—	(2,512)	—	—	—
Death benefits	(13,260)	—	2,702	(85,048)	(7,241)	(24,444)	(58,266)	—	—	—
Net annuity transactions	(13,328)	—	(185)	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	26,814	(99,460)	(521,763)	(1,204,264)	(375,768)	(141,880)	(163,905)	(128,362)	(49,021)	—
Net increase (decrease) in net assets	(12,201)	(114,433)	(630,818)	(1,779,423)	(428,635)	(311,761)	(807,952)	(138,017)	(27,272)	3,577

Net assets:
Beginning of period	1,243,820	458,592	2,305,345	10,534,687	2,034,168	1,767,709	7,508,439	781,047	559,117	41,523
End of period	$1,231,619	$344,159	$1,674,527	$8,755,264	$1,605,533	$1,455,948	$6,700,487	$643,030	$531,845	$45,100

(11) Formerly PIMCO EqS Pathfinder Fund®. Change effective July 10, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)

Operations:
Net investment income (loss)	$(6,592)	$421,801	$(2,211)	$(1,051,242)	$(274,790)	$(6,323)	$(19,325)	$(18,820)	$11,302	$(31,912)
Net realized gain (loss) on security transactions	3,232	1,928,718	70,733	4,938,269	325,662	111,588	8,972	105,636	13,345	66,705
Net realized gain distributions	—	4,803,369	5,171	274,548	1,172,348	—	—	265,946	—	197,585
Change in unrealized appreciation (depreciation) during the period	(34,960)	(8,455,690)	(233,594)	(2,475,727)	(1,761,692)	(108,919)	(40,668)	(399,751)	(25,223)	(280,228)
Net increase (decrease) in net assets resulting from operations	(38,320)	(1,301,802)	(159,901)	1,685,848	(538,472)	(3,654)	(51,021)	(46,989)	(576)	(47,850)

Unit transactions:
Purchases	—	162,594	1,760	531,042	58,975	—	975	—	—	—
Net transfers	—	(4,257)	(49,187)	(1,909,749)	4,164,015	(164,990)	(423,133)	34,177	120,105	(40,476)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(4,159)	(5,118,077)	(186,177)	(8,671,235)	(2,500,407)	(78,031)	(912,615)	(440,375)	(157,124)	(503,291)
Other transactions	17	797	—	4,652	818	1	233	(11)	—	9
Death benefits	—	(557,740)	(32,233)	(745,925)	(264,984)	(164,452)	(126,878)	(5,601)	(1,778)	(1,406)
Net annuity transactions	—	(15,718)	—	9,164	(2,547)	—	9,494	3,642	4,304	2,445
Net increase (decrease) in net assets resulting from unit transactions	(4,142)	(5,532,401)	(265,837)	(10,782,051)	1,455,870	(407,472)	(1,451,924)	(408,168)	(34,493)	(542,719)
Net increase (decrease) in net assets	(42,462)	(6,834,203)	(425,738)	(9,096,203)	917,398	(411,126)	(1,502,945)	(455,157)	(35,069)	(590,569)

Net assets:
Beginning of period	378,404	36,691,354	2,128,190	59,476,691	10,699,017	771,323	3,597,468	2,120,817	707,492	1,930,732
End of period	$335,942	$29,857,151	$1,702,452	$50,380,488	$11,616,415	$360,197	$2,094,523	$1,665,660	$672,423	$1,340,163

(12) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(13) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(14) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(15) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.
(16) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Wells Fargo VT Discovery Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund
	Sub-Account (17)	Sub-Account (18)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(23,317)	$(2,744)	$(4,006)	$(279,924)	$(402,348)	$(117,011)	$484,901	$333,642	$(41,742)	$576,856
Net realized gain (loss) on security transactions	88,020	(11,267)	23,115	643,166	(1,405,958)	500,326	369,124	(137,205)	(187,531)	472,529
Net realized gain distributions	167,263	—	22,705	456,322	—	556,563	600,660	333,941	1,081	514,418
Change in unrealized appreciation (depreciation) during the period	(256,694)	(6,681)	(49,648)	(705,382)	(6,177,028)	(1,208,631)	(3,149,789)	(2,581,166)	(402,872)	(2,515,375)
Net increase (decrease) in net assets resulting from operations	(24,728)	(20,692)	(7,834)	114,182	(7,985,334)	(268,753)	(1,695,104)	(2,050,788)	(631,064)	(951,572)

Unit transactions:
Purchases	—	—	975	455,435	1,647,728	425,247	270,249	733,780	92,219	266,668
Net transfers	30,156	(63,306)	(4,617)	2,362,955	(2,409,385)	(530,508)	(1,638,972)	(3,019,831)	(603,030)	(1,928,949)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(264,619)	(35,494)	(78,560)	(2,183,314)	(19,011,308)	(7,482,969)	(4,455,061)	(25,377,027)	(2,144,285)	(4,772,426)
Other transactions	86	49	—	2,209	(917)	(94)	(355)	12,451	610	(656)
Death benefits	(67,130)	—	—	(170,959)	(2,452,603)	(576,836)	(368,921)	(2,682,920)	(279,735)	(367,037)
Net annuity transactions	(510)	(115)	—	—	—	(418)	—	(2,423)	—	45,388
Net increase (decrease) in net assets resulting from unit transactions	(302,017)	(98,866)	(82,202)	466,326	(22,226,485)	(8,165,578)	(6,193,060)	(30,335,970)	(2,934,221)	(6,757,012)
Net increase (decrease) in net assets	(326,745)	(119,558)	(90,036)	580,508	(30,211,819)	(8,434,331)	(7,888,164)	(32,386,758)	(3,565,285)	(7,708,584)

Net assets:
Beginning of period	1,265,555	220,452	270,025	36,158,079	307,580,794	40,602,132	39,271,817	154,400,485	11,925,644	37,160,327
End of period	$938,810	$100,894	$179,989	$36,738,587	$277,368,975	$32,167,801	$31,383,653	$122,013,727	$8,360,359	$29,451,743

(17) Formerly Wells Fargo Advantage VT Discovery Fund. Change effective December 15, 2015.
(18) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(19) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2015

	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (20)(21)	Sub-Account (22)(23)	Sub-Account (24)(25)

Operations:
Net investment income (loss)	$(166,832)	$(594,961)	$(1,388,182)	$(613,915)	$(449,258)	$(118,406)	$(139,406)	$(297,514)	$122,641
Net realized gain (loss) on security transactions	469,733	1,272,988	5,925,820	2,008,838	1,565,648	(156,028)	(179,300)	(153,063)	(173,672)
Net realized gain distributions	143,696	432,548	5,026,901	3,155,648	901,417	6,376	1,360,484	1,873,452	191,691
Change in unrealized appreciation (depreciation) during the period	405,841	(1,228,204)	1,572,175	(4,605,794)	(8,953,408)	(633,117)	(1,721,574)	(2,303,488)	(2,277,381)
Net increase (decrease) in net assets resulting from operations	852,438	(117,629)	11,136,714	(55,223)	(6,935,601)	(901,175)	(679,796)	(880,613)	(2,136,721)

Unit transactions:
Purchases	282,278	226,497	1,426,210	660,982	762,209	106,259	66,607	277,318	44,742
Net transfers	(123,162)	(1,156,340)	(14,127,713)	(3,470,071)	3,321,479	(1,016,907)	(365,144)	(2,387,502)	(1,516,391)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	19,311,178	37,513,157	26,745,936
Surrenders for benefit payments and fees	(2,310,489)	(5,922,925)	(31,004,826)	(16,205,750)	(20,241,818)	(2,902,108)	(2,026,273)	(3,700,123)	(3,071,580)
Other transactions	—	3,526	14,619	10,175	6,864	25	(343)	(104)	341
Death benefits	(123,728)	(446,905)	(2,543,940)	(1,553,740)	(1,541,105)	(169,815)	(298,682)	(833,696)	(359,923)
Net annuity transactions	46,090	(1,180)	(4,941)	(758)	(1,929)	—	304,514	373,522	62,225
Net increase (decrease) in net assets resulting from unit transactions	(2,229,011)	(7,297,327)	(46,240,591)	(20,559,162)	(17,694,300)	(3,982,546)	16,991,857	31,242,572	21,905,350
Net increase (decrease) in net assets	(1,376,573)	(7,414,956)	(35,103,877)	(20,614,385)	(24,629,901)	(4,883,721)	16,312,061	30,361,959	19,768,629

Net assets:
Beginning of period	17,528,173	40,560,163	236,251,625	138,122,783	140,857,233	21,600,303	—	—	—
End of period	$16,151,600	$33,145,207	$201,147,748	$117,508,398	$116,227,332	$16,716,582	$16,312,061	$30,361,959	$19,768,629

(20) Funded as of March 27, 2015.
(21) Merged with MFS® Core Equity Fund. Change effective March 27, 2015.
(22) Funded as of March 27, 2015.
(23) Merged with MFS® Investors Growth Stock Fund. Change effective March 27, 2015.
(24) Funded as of March 27, 2015.
(25) Merged with MFS® Research International Fund. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2016

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Hartford Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

The Account is comprised of the following Sub-Accounts:

American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS Value Portfolio, AB VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund (Formerly Invesco V.I. Money Market Fund), American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Flex Cap Growth VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS® Growth Fund, MFS® Global Equity Fund, MFS® Investors Trust Fund, MFS® Mid Cap Growth Fund, MFS® New Discovery Fund, MFS® Total Return Fund, MFS® Value Fund, MFS® Total Return Bond Series, MFS® Research Fund, MFS® High Yield Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Core Plus Fixed Income Portfolio, UIF Growth Portfolio, UIF Mid Cap Growth Portfolio, Invesco V.I. American Value Fund, Morgan Stanley Mid Cap Growth Portfolio, BlackRock Capital Appreciation V.I. Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Main Street Fund®/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Equity Income Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund (Merged with Putnam VT Voyager Fund), Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund (Merged with Putnam VT Growth Opportunities Fund), Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO StocksPLUS Global Portfolio (Formerly PIMCO Global Dividend Portfolio), PIMCO Global Multi-Asset Managed Allocation Portfolio, Jennison 20/20 Focus Fund, Jennison Fund^, Prudential Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT Total Return Bond Fund*, Wells Fargo VT Intrinsic Value Fund*, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Small Cap Value Fund*, Wells Fargo VT Opportunity Fund, HIMCO VIT Index Fund, HIMCO VIT Portfolio Diversifier Fund, HIMCO VIT American Funds Asset Allocation Fund, HIMCO VIT American Funds Blue Chip Income and Growth Fund, HIMCO VIT American Funds Bond Fund, HIMCO VIT American Funds Global Bond Fund, HIMCO VIT American Funds Global Growth and Income Fund, HIMCO VIT American Funds Global Growth Fund, HIMCO VIT American Funds Global Small Capitalization Fund, HIMCO VIT American Funds Growth Fund, HIMCO VIT American Funds Growth-Income Fund, HIMCO VIT American Funds International Fund, HIMCO VIT American Funds New World Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio.

* During 2016, this Sub-Account was liquidated.

^ This Sub-Account was not funded as of December 31, 2016, and as a result, is not presented in the statements of assets and liabilities.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2016 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2016 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2016 and 2015.

g) Accounting for Uncertain Tax Positions - The federal audit of the years 2012 and 2013 began in March 2015 and is expected to be completed in 2017. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2016.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
MAV Plus maximum of 0.30%
The Hartford’s Principal First Charge maximum of 0.75%
The Hartford’s Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Return of Premium Death Benefit maximum of 0.75%
MAV III maximum of 1.50%
MAV IV maximum of 1.50%
MAV V maximum of 1.50%
Legacy lock maximum of 1.50%
Daily lock maximum of 2.50%
Return of Premium III maximum of 0.75%
Return of Premium IV maximum of 0.75%
Return of Premium V maximum of 0.75%
Maximum daily value maximum of 1.50%
Safety Plus maximum of 2.50%
Future6 maximum of 2.50%
Future5 maximum of 2.50%
Premium Based Charges maximum of 0.71%
The Hartford’s Lifetime Income Builder Charge maximum of 0.75%
The Hartford’s Lifetime Income Builder II Charge maximum of 0.75%
The Hartford’s Lifetime Income Foundation Charge maximum of 0.30%
The Hartford’s Lifetime Income Builder Selects Charge maximum of 1.50%
The Hartford’s Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

g) Transactions with Related Parties - The Sponsor and its affiliates receive fees from the HLS and HIMCO VIT funds for services provided to these Funds. The fees received for these services are a maximum of 1.07% and 1.35%, respectively, of the Funds’ average daily net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	$1,011,626	$2,853,852
American Century VP Growth Fund	$762,287	$1,125,510
AB VPS Balanced Wealth Strategy Portfolio	$1,946,782	$3,836,022
AB VPS International Value Portfolio	$1,919,246	$4,758,992
AB VPS Small/Mid Cap Value Portfolio	$3,162,925	$4,633,418
AB VPS Value Portfolio	$119,760	$251,947
AB VPS International Growth Portfolio	$137,149	$1,014,029
Invesco V.I. Value Opportunities Fund	$16,355,730	$10,126,975
Invesco V.I. Core Equity Fund	$12,347,572	$26,996,320
Invesco V.I. Government Securities Fund	$36,585,319	$62,207,909
Invesco V.I. International Growth Fund	$11,750,976	$28,365,704
Invesco V.I. Mid Cap Core Equity Fund	$18,063,589	$26,953,241
Invesco V.I. Small Cap Equity Fund	$12,551,097	$19,469,256
Invesco V.I. Balanced Risk Allocation Fund	$944,388	$2,402,513
Invesco V.I. Diversified Dividend Fund	$52,056	$16,227
Invesco V.I. Government Money Market Fund+	$189,545,136	$218,207,216
American Century VP Mid Cap Value Fund	$549,392	$364,310
American Funds Global Bond Fund	$9,189,330	$22,298,081
American Funds Global Growth and Income Fund	$8,580,906	$35,736,772
American Funds Asset Allocation Fund	$56,797,106	$134,035,581
American Funds Blue Chip Income and Growth Fund	$69,506,557	$86,787,460
American Funds Bond Fund	$61,720,438	$123,218,393
American Funds Global Growth Fund	$26,127,929	$50,515,908
American Funds Growth Fund	$141,802,284	$255,279,576
American Funds Growth-Income Fund	$177,570,088	$248,612,355
American Funds International Fund	$42,817,039	$61,718,212
American Funds New World Fund	$6,191,709	$23,655,483
American Funds Global Small Capitalization Fund	$30,912,532	$33,176,939
Wells Fargo VT Omega Growth Fund	$52,726	$194,564
Fidelity® VIP Growth Portfolio	$1,358,148	$2,270,122
Fidelity® VIP Contrafund® Portfolio	$10,212,879	$18,460,380
Fidelity® VIP Mid Cap Portfolio	$5,568,054	$13,069,844
Fidelity® VIP Value Strategies Portfolio	$133,013	$1,202,369
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$331,346	$1,594,664
Fidelity® VIP Strategic Income Portfolio	$513,523	$205,427
Franklin Rising Dividends VIP Fund	$73,134,977	$93,244,491
Franklin Income VIP Fund	$52,399,912	$153,902,585
Franklin Large Cap Growth VIP Fund	$6,354,788	$21,337,359
Franklin Global Real Estate VIP Fund	$274,209	$974,651
Franklin Small-Mid Cap Growth VIP Fund	$24,062,651	$33,695,289
Franklin Small Cap Value VIP Fund	$28,158,721	$18,320,801
Franklin Strategic Income VIP Fund	$23,719,323	$77,957,392
Franklin Mutual Shares VIP Fund	$65,622,419	$114,477,829
Templeton Developing Markets VIP Fund	$9,735,682	$14,081,971
Templeton Foreign VIP Fund	$20,900,695	$46,103,133
Templeton Growth VIP Fund	$19,300,510	$45,795,662
Franklin Mutual Global Discovery VIP Fund	$27,382,406	$53,094,679
Franklin Flex Cap Growth VIP Fund	$5,655,361	$8,276,609
Templeton Global Bond VIP Fund	$4,241,655	$14,537,984
Hartford Balanced HLS Fund	$3,544,126	$4,584,629
Hartford Total Return Bond HLS Fund	$39,340,666	$95,046,372
Hartford Capital Appreciation HLS Fund	$51,738,774	$82,964,441
Hartford Dividend and Growth HLS Fund	$46,787,660	$65,794,094
Hartford Global Growth HLS Fund	$1,192,471	$1,648,977
Hartford Disciplined Equity HLS Fund	$15,199,511	$18,384,032
Hartford Growth Opportunities HLS Fund	$22,553,326	$28,803,658
Hartford High Yield HLS Fund	$12,393,324	$13,538,293
Hartford International Opportunities HLS Fund	$4,593,686	$9,323,743
Hartford Small/Mid Cap Equity HLS Fund	$1,193,801	$1,780,941
Hartford Ultrashort Bond HLS Fund	$31,955,503	$64,823,621
Hartford Small Company HLS Fund	$2,013,002	$3,168,976
Hartford SmallCap Growth HLS Fund	$1,602,228	$3,187,516
Hartford Stock HLS Fund	$1,524,957	$964,257
Hartford U.S. Government Securities HLS Fund	$11,925,658	$12,385,992
Hartford Value HLS Fund	$2,977,877	$4,054,171
Lord Abbett Fundamental Equity Fund	$1,606,036	$4,184,944
Lord Abbett Calibrated Dividend Growth Fund	$4,941,920	$3,765,954
Lord Abbett Bond Debenture Fund	$5,915,625	$9,078,070
Lord Abbett Growth and Income Fund	$620,831	$2,075,893
MFS® Growth Fund	$21,118,155	$34,226,682
MFS® Global Equity Fund	$3,526,197	$4,937,547
MFS® Investors Trust Fund	$19,098,342	$31,006,540
MFS® Mid Cap Growth Fund	$6,654,836	$15,015,960
MFS® New Discovery Fund	$9,074,939	$21,026,733
MFS® Total Return Fund	$43,000,573	$90,323,583
MFS® Value Fund	$42,249,860	$66,224,142
MFS® Total Return Bond Series	$69,619,540	$115,826,532
MFS® Research Fund	$4,434,271	$6,319,206
MFS® High Yield Portfolio	$40,894,501	$44,022,106
BlackRock Global Allocation V.I. Fund	$164,145	$888,055
BlackRock Global Opportunities V.I. Fund	$7,022	$44,777
BlackRock Large Cap Growth V.I. Fund	$61,502	$132,182
BlackRock Equity Dividend V.I. Fund	$1,077,571	$3,688,390
UIF Core Plus Fixed Income Portfolio	$86,938	$121,956
UIF Growth Portfolio	$441,243	$623,763
UIF Mid Cap Growth Portfolio	$1,226,992	$2,237,857
Invesco V.I. American Value Fund	$1,670,687	$2,742,552
Morgan Stanley Mid Cap Growth Portfolio	$17,620	$52,084
BlackRock Capital Appreciation V.I. Fund	$1,083,392	$2,024,180
Oppenheimer Capital Appreciation Fund/VA	$499,994	$906,879
Oppenheimer Global Fund/VA	$1,567,824	$3,944,565
Oppenheimer Main Street Fund®/VA	$651,867	$1,306,287
Oppenheimer Main Street Small Cap Fund/VA	$1,237,356	$4,123,276
Oppenheimer Equity Income Fund/VA	$245,231	$753,228
Putnam VT Diversified Income Fund	$5,351,894	$11,278,985
Putnam VT Global Asset Allocation Fund	$352,141	$399,644
Putnam VT Growth Opportunities Fund+	$7,988,067	$263,188
Putnam VT International Value Fund	$44,601	$139,973
Putnam VT International Equity Fund	$798,979	$546,663
Putnam VT Investors Fund	$18,857	$42,710
Putnam VT Small Cap Value Fund	$918,127	$786,344
Putnam VT Voyager Fund+	$1,409,283	$9,906,836
Putnam VT Equity Income Fund	$246,906	$359,818
PIMCO All Asset Fund	$39,097	$290,342
PIMCO StocksPLUS Global Portfolio+	$2,001,263	$2,018,152
PIMCO Global Multi-Asset Managed Allocation Portfolio	$21,644	$98,870
Jennison 20/20 Focus Fund	$10,163	$30,251
Jennison Fund+	$—	$40,345
Prudential Value Portfolio	$—	$8,791
Invesco V.I. Growth and Income Fund	$3,998,007	$5,897,599
Invesco V.I. Comstock Fund	$137,104	$414,990
Invesco V.I. American Franchise Fund	$7,543,523	$13,880,656
Invesco V.I. Mid Cap Growth Fund	$2,101,458	$5,312,199
Wells Fargo VT Index Asset Allocation Fund	$23,945	$22,076
Wells Fargo VT Total Return Bond Fund+	$17,314	$2,158,903
Wells Fargo VT Intrinsic Value Fund+	$543,623	$1,674,954
Wells Fargo VT International Equity Fund	$99,296	$205,224
Wells Fargo VT Small Cap Growth Fund	$177,482	$390,490
Wells Fargo VT Discovery Fund	$114,851	$298,243
Wells Fargo VT Small Cap Value Fund+	$360	$107,274
Wells Fargo VT Opportunity Fund	$22,704	$67,346
HIMCO VIT Index Fund	$8,504,165	$10,856,266
HIMCO VIT Portfolio Diversifier Fund	$43,759,386	$57,532,798
HIMCO VIT American Funds Asset Allocation Fund	$7,766,415	$8,357,319
HIMCO VIT American Funds Blue Chip Income and Growth Fund	$12,946,361	$10,374,027
HIMCO VIT American Funds Bond Fund	$16,814,100	$27,302,903
HIMCO VIT American Funds Global Bond Fund	$2,635,542	$2,762,272
HIMCO VIT American Funds Global Growth and Income Fund	$4,763,635	$7,687,112
HIMCO VIT American Funds Global Growth Fund	$3,698,992	$4,398,483
HIMCO VIT American Funds Global Small Capitalization Fund	$8,405,954	$7,912,242
HIMCO VIT American Funds Growth Fund	$81,045,820	$47,568,870
HIMCO VIT American Funds Growth-Income Fund	$38,041,305	$28,201,213
HIMCO VIT American Funds International Fund	$22,419,620	$26,508,313
HIMCO VIT American Funds New World Fund	$2,216,292	$4,059,038
MFS® Core Equity Portfolio	$2,308,448	$3,259,112
MFS® Massachusetts Investors Growth Stock Portfolio	$8,113,225	$7,814,910
MFS® Research International Portfolio	$3,318,781	$5,435,069

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2016 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	58,219	168,225	(110,006)
American Century VP Growth Fund	52,241	74,030	(21,789)
AB VPS Balanced Wealth Strategy Portfolio	37,286	270,532	(233,246)
AB VPS International Value Portfolio	256,622	642,027	(385,405)
AB VPS Small/Mid Cap Value Portfolio	119,579	236,558	(116,979)
AB VPS Value Portfolio	8,132	19,798	(11,666)
AB VPS International Growth Portfolio	15,969	116,125	(100,156)
Invesco V.I. Value Opportunities Fund	3,041,016	6,872,403	(3,831,387)
Invesco V.I. Core Equity Fund	266,359	1,546,377	(1,280,018)
Invesco V.I. Government Securities Fund	24,164,433	43,547,916	(19,383,483)
Invesco V.I. International Growth Fund	2,930,896	8,055,560	(5,124,664)
Invesco V.I. Mid Cap Core Equity Fund	4,585,206	10,910,319	(6,325,113)
Invesco V.I. Small Cap Equity Fund	380,750	940,382	(559,632)
Invesco V.I. Balanced Risk Allocation Fund	74,174	181,235	(107,061)
Invesco V.I. Diversified Dividend Fund	2,819	671	2,148
Invesco V.I. Government Money Market Fund+	20,097,797	22,864,544	(2,766,747)
American Century VP Mid Cap Value Fund	28,689	20,470	8,219
American Funds Global Bond Fund	730,853	1,714,128	(983,275)
American Funds Global Growth and Income Fund	436,874	2,371,216	(1,934,342)
American Funds Asset Allocation Fund	1,890,766	6,623,812	(4,733,046)
American Funds Blue Chip Income and Growth Fund	16,664,409	46,916,882	(30,252,473)
American Funds Bond Fund	3,409,440	7,494,182	(4,084,742)
American Funds Global Growth Fund	348,268	2,399,508	(2,051,240)
American Funds Growth Fund	1,417,896	13,035,802	(11,617,906)
American Funds Growth-Income Fund	1,274,765	11,474,704	(10,199,939)
American Funds International Fund	998,619	3,924,955	(2,926,336)
American Funds New World Fund	247,491	920,184	(672,693)
American Funds Global Small Capitalization Fund	333,863	1,539,697	(1,205,834)
Wells Fargo VT Omega Growth Fund	750	9,749	(8,999)
Fidelity® VIP Growth Portfolio	52,834	144,859	(92,025)
Fidelity® VIP Contrafund® Portfolio	258,563	1,045,843	(787,280)
Fidelity® VIP Mid Cap Portfolio	145,675	765,529	(619,854)
Fidelity® VIP Value Strategies Portfolio	6,509	77,204	(70,695)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	10,429	95,651	(85,222)
Fidelity® VIP Strategic Income Portfolio	38,399	15,337	23,062
Franklin Rising Dividends VIP Fund	919,100	3,922,545	(3,003,445)
Franklin Income VIP Fund	1,174,935	8,000,737	(6,825,802)
Franklin Large Cap Growth VIP Fund	366,311	1,305,433	(939,122)
Franklin Global Real Estate VIP Fund	9,227	38,442	(29,215)
Franklin Small-Mid Cap Growth VIP Fund	540,329	2,158,149	(1,617,820)
Franklin Small Cap Value VIP Fund	1,307,254	1,157,022	150,232
Franklin Strategic Income VIP Fund	765,390	4,124,864	(3,359,474)
Franklin Mutual Shares VIP Fund	677,009	5,729,807	(5,052,798)
Templeton Developing Markets VIP Fund	588,890	920,664	(331,774)
Templeton Foreign VIP Fund	1,255,946	3,617,991	(2,362,045)
Templeton Growth VIP Fund	621,975	3,062,708	(2,440,733)
Franklin Mutual Global Discovery VIP Fund	343,162	2,173,731	(1,830,569)
Franklin Flex Cap Growth VIP Fund	142,262	513,434	(371,172)
Templeton Global Bond VIP Fund	326,864	1,067,014	(740,150)
Hartford Balanced HLS Fund	214,902	294,039	(79,137)
Hartford Total Return Bond HLS Fund	2,126,570	7,185,181	(5,058,611)
Hartford Capital Appreciation HLS Fund	867,540	5,413,842	(4,546,302)
Hartford Dividend and Growth HLS Fund	540,834	3,798,460	(3,257,626)
Hartford Global Growth HLS Fund	57,224	125,645	(68,421)
Hartford Disciplined Equity HLS Fund	292,314	945,331	(653,017)
Hartford Growth Opportunities HLS Fund	373,944	1,600,377	(1,226,433)
Hartford High Yield HLS Fund	710,726	844,479	(133,753)
Hartford International Opportunities HLS Fund	388,359	818,377	(430,018)
Hartford Small/Mid Cap Equity HLS Fund	48,814	110,425	(61,611)
Hartford Ultrashort Bond HLS Fund	22,290,937	46,274,189	(23,983,252)
Hartford Small Company HLS Fund	72,039	205,784	(133,745)
Hartford SmallCap Growth HLS Fund	62,387	149,189	(86,802)
Hartford Stock HLS Fund	91,218	57,803	33,415
Hartford U.S. Government Securities HLS Fund	1,102,382	1,158,996	(56,614)
Hartford Value HLS Fund	52,999	243,913	(190,914)
Lord Abbett Fundamental Equity Fund	76,652	236,061	(159,409)
Lord Abbett Calibrated Dividend Growth Fund	215,499	204,241	11,258
Lord Abbett Bond Debenture Fund	278,052	549,765	(271,713)
Lord Abbett Growth and Income Fund	30,345	139,641	(109,296)
MFS® Growth Fund	967,902	2,372,597	(1,404,695)
MFS® Global Equity Fund	111,652	221,409	(109,757)
MFS® Investors Trust Fund	312,034	1,977,287	(1,665,253)
MFS® Mid Cap Growth Fund	366,652	1,645,778	(1,279,126)
MFS® New Discovery Fund	343,268	1,096,575	(753,307)
MFS® Total Return Fund	1,111,121	4,679,752	(3,568,631)
MFS® Value Fund	770,361	2,980,396	(2,210,035)
MFS® Total Return Bond Series	3,864,275	7,970,850	(4,106,575)
MFS® Research Fund	120,287	318,864	(198,577)
MFS® High Yield Portfolio	3,371,712	4,054,644	(682,932)
BlackRock Global Allocation V.I. Fund	10,175	73,488	(63,313)
BlackRock Global Opportunities V.I. Fund	89	2,609	(2,520)
BlackRock Large Cap Growth V.I. Fund	518	7,344	(6,826)
BlackRock Equity Dividend V.I. Fund	50,187	233,669	(183,482)
UIF Core Plus Fixed Income Portfolio	6,963	10,340	(3,377)
UIF Growth Portfolio	7,917	40,248	(32,331)
UIF Mid Cap Growth Portfolio	52,715	149,721	(97,006)
Invesco V.I. American Value Fund	67,069	162,928	(95,859)
Morgan Stanley Mid Cap Growth Portfolio	427	3,585	(3,158)
BlackRock Capital Appreciation V.I. Fund	63,807	134,423	(70,616)
Oppenheimer Capital Appreciation Fund/VA	19,633	62,798	(43,165)
Oppenheimer Global Fund/VA	53,245	278,783	(225,538)
Oppenheimer Main Street Fund®/VA	21,171	81,157	(59,986)
Oppenheimer Main Street Small Cap Fund/VA	32,403	214,895	(182,492)
Oppenheimer Equity Income Fund/VA	9,740	56,873	(47,133)
Putnam VT Diversified Income Fund	184,737	840,931	(656,194)
Putnam VT Global Asset Allocation Fund	6,593	24,192	(17,599)
Putnam VT Growth Opportunities Fund+	764,174	24,164	740,010
Putnam VT International Value Fund	3,300	15,058	(11,758)
Putnam VT International Equity Fund	90,344	61,486	28,858
Putnam VT Investors Fund	122	2,004	(1,882)
Putnam VT Small Cap Value Fund	42,580	47,780	(5,200)
Putnam VT Voyager Fund+	64,605	579,164	(514,559)
Putnam VT Equity Income Fund	8,628	16,122	(7,494)
PIMCO All Asset Fund	559	26,510	(25,951)
PIMCO StocksPLUS Global Portfolio+	62,413	178,025	(115,612)
PIMCO Global Multi-Asset Managed Allocation Portfolio	907	9,488	(8,581)
Jennison 20/20 Focus Fund	5,088	10,358	(5,270)
Jennison Fund+	—	28,559	(28,559)
Prudential Value Portfolio	—	144	(144)
Invesco V.I. Growth and Income Fund	68,224	341,515	(273,291)
Invesco V.I. Comstock Fund	427	18,549	(18,122)
Invesco V.I. American Franchise Fund	272,201	907,447	(635,246)
Invesco V.I. Mid Cap Growth Fund	95,518	386,930	(291,412)
Wells Fargo VT Index Asset Allocation Fund	5,346	4,890	456
Wells Fargo VT Total Return Bond Fund+	5,632	1,298,830	(1,293,198)
Wells Fargo VT Intrinsic Value Fund+	1,721	805,351	(803,630)
Wells Fargo VT International Equity Fund	3,640	16,315	(12,675)
Wells Fargo VT Small Cap Growth Fund	26,991	160,298	(133,307)
Wells Fargo VT Discovery Fund	2,105	11,409	(9,304)
Wells Fargo VT Small Cap Value Fund+	17	7,268	(7,251)
Wells Fargo VT Opportunity Fund	171	3,354	(3,183)
HIMCO VIT Index Fund	263,848	512,747	(248,899)
HIMCO VIT Portfolio Diversifier Fund	5,944,500	7,334,632	(1,390,132)
HIMCO VIT American Funds Asset Allocation Fund	140,438	541,183	(400,745)
HIMCO VIT American Funds Blue Chip Income and Growth Fund	306,945	603,011	(296,066)
HIMCO VIT American Funds Bond Fund	1,074,367	2,294,692	(1,220,325)
HIMCO VIT American Funds Global Bond Fund	237,083	244,355	(7,272)
HIMCO VIT American Funds Global Growth and Income Fund	57,458	580,841	(523,383)
HIMCO VIT American Funds Global Growth Fund	82,834	304,145	(221,311)
HIMCO VIT American Funds Global Small Capitalization Fund	231,347	656,258	(424,911)
HIMCO VIT American Funds Growth Fund	490,375	2,908,877	(2,418,502)
HIMCO VIT American Funds Growth-Income Fund	302,030	1,692,197	(1,390,167)
HIMCO VIT American Funds International Fund	923,028	2,521,547	(1,598,519)
HIMCO VIT American Funds New World Fund	125,312	390,556	(265,244)
MFS® Core Equity Portfolio	95,256	294,532	(199,276)
MFS® Massachusetts Investors Growth Stock Portfolio	429,572	720,939	(291,367)
MFS® Research International Portfolio	335,273	554,426	(219,153)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2015 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	60,826	157,528	(96,702)
American Century VP Growth Fund	15,711	30,299	(14,588)
AB VPS Balanced Wealth Strategy Portfolio	194,741	541,951	(347,210)
AB VPS International Value Portfolio	317,336	732,983	(415,647)
AB VPS Small/Mid Cap Value Portfolio	65,135	223,765	(158,630)
AB VPS Value Portfolio	5,070	38,332	(33,262)
AB VPS International Growth Portfolio	61,713	229,398	(167,685)
Invesco V.I. Value Opportunities Fund	1,489,248	6,966,262	(5,477,014)
Invesco V.I. Core Equity Fund	572,691	2,128,535	(1,555,844)
Invesco V.I. Government Securities Fund	30,470,268	63,649,890	(33,179,622)
Invesco V.I. International Growth Fund	4,191,355	10,979,373	(6,788,018)
Invesco V.I. Mid Cap Core Equity Fund	2,866,338	13,896,429	(11,030,091)
Invesco V.I. Small Cap Equity Fund	538,999	1,236,346	(697,347)
Invesco V.I. Balanced Risk Allocation Fund	77,271	231,188	(153,917)
Invesco V.I. Diversified Dividend Fund	1,418	5,793	(4,375)
Invesco V.I. Money Market Fund	28,858,534	26,009,070	2,849,464
American Century VP Mid Cap Value Fund	16,003	19,951	(3,948)
American Funds Global Bond Fund	485,008	2,606,372	(2,121,364)
American Funds Global Growth and Income Fund	709,220	3,396,919	(2,687,699)
American Funds Asset Allocation Fund	1,462,799	8,179,093	(6,716,294)
American Funds Blue Chip Income and Growth Fund	12,523,176	67,650,295	(55,127,119)
American Funds Bond Fund	2,226,769	10,515,045	(8,288,276)
American Funds Global Growth Fund	1,086,881	2,489,650	(1,402,769)
American Funds Growth Fund	1,795,951	16,373,669	(14,577,718)
American Funds Growth-Income Fund	1,572,098	15,474,320	(13,902,222)
American Funds International Fund	1,209,250	4,751,486	(3,542,236)
American Funds New World Fund	218,551	1,198,419	(979,868)
American Funds Global Small Capitalization Fund	646,592	1,926,213	(1,279,621)
Wells Fargo VT Omega Growth Fund	5,331	9,985	(4,654)
Fidelity® VIP Growth Portfolio	83,775	151,920	(68,145)
Fidelity® VIP Contrafund® Portfolio	326,452	1,196,769	(870,317)
Fidelity® VIP Mid Cap Portfolio	173,653	832,556	(658,903)
Fidelity® VIP Value Strategies Portfolio	31,720	111,283	(79,563)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	80,367	93,993	(13,626)
Fidelity® VIP Strategic Income Portfolio	9,812	28,134	(18,322)
Franklin Rising Dividends VIP Fund	923,429	4,921,780	(3,998,351)
Franklin Income VIP Fund	1,205,173	11,237,040	(10,031,867)
Franklin Large Cap Growth VIP Fund	1,007,922	1,685,588	(677,666)
Franklin Global Real Estate VIP Fund	15,052	74,527	(59,475)
Franklin Small-Mid Cap Growth VIP Fund	1,124,055	3,061,928	(1,937,873)
Franklin Small Cap Value VIP Fund	559,338	1,203,624	(644,286)
Franklin Strategic Income VIP Fund	1,180,040	5,478,503	(4,298,463)
Franklin Mutual Shares VIP Fund	1,105,217	6,900,242	(5,795,025)
Templeton Developing Markets VIP Fund	342,461	984,053	(641,592)
Templeton Foreign VIP Fund	2,297,812	4,525,487	(2,227,675)
Templeton Growth VIP Fund	751,594	3,971,650	(3,220,056)
Franklin Mutual Global Discovery VIP Fund	492,824	2,419,933	(1,927,109)
Franklin Flex Cap Growth VIP Fund	482,163	883,041	(400,878)
Templeton Global Bond VIP Fund	328,725	1,120,250	(791,525)
Hartford Balanced HLS Fund	360,119	589,342	(229,223)
Hartford Total Return Bond HLS Fund	2,623,012	9,539,859	(6,916,847)
Hartford Capital Appreciation HLS Fund	843,194	6,954,396	(6,111,202)
Hartford Dividend and Growth HLS Fund	604,580	4,474,650	(3,870,070)
Hartford Global Growth HLS Fund	147,077	77,269	69,808
Hartford Disciplined Equity HLS Fund	249,243	1,338,540	(1,089,297)
Hartford Growth Opportunities HLS Fund	480,403	2,514,429	(2,034,026)
Hartford High Yield HLS Fund	642,436	1,136,429	(493,993)
Hartford International Opportunities HLS Fund	379,857	1,026,654	(646,797)
Hartford Small/Mid Cap Equity HLS Fund	34,852	111,572	(76,720)
Hartford Ultrashort Bond HLS Fund	20,849,344	60,667,326	(39,817,982)
Hartford Small Company HLS Fund	97,139	288,618	(191,479)
Hartford SmallCap Growth HLS Fund	82,559	119,047	(36,488)
Hartford Stock HLS Fund	53,601	61,483	(7,882)
Hartford U.S. Government Securities HLS Fund	1,233,597	890,299	343,298
Hartford Value HLS Fund	92,755	268,739	(175,984)
Lord Abbett Fundamental Equity Fund	84,227	164,453	(80,226)
Lord Abbett Calibrated Dividend Growth Fund	84,695	187,228	(102,533)
Lord Abbett Bond Debenture Fund	226,574	723,348	(496,774)
Lord Abbett Growth and Income Fund	64,448	196,356	(131,908)
MFS® Core Equity Fund	73,657	1,521,205	(1,447,548)
MFS® Growth Fund	1,490,443	2,840,218	(1,349,775)
MFS® Global Equity Fund	104,899	256,636	(151,737)
MFS® Investors Growth Stock Fund	280,682	3,261,285	(2,980,603)
MFS® Investors Trust Fund	466,118	2,875,976	(2,409,858)
MFS® Mid Cap Growth Fund	1,668,962	2,031,203	(362,241)
MFS® New Discovery Fund	531,650	1,829,047	(1,297,397)
MFS® Total Return Fund	1,396,897	5,839,605	(4,442,708)
MFS® Value Fund	924,631	3,291,534	(2,366,903)
MFS® Total Return Bond Series	3,440,614	10,804,682	(7,364,068)
MFS® Research International Fund	259,669	1,958,616	(1,698,947)
MFS® Research Fund	214,929	486,110	(271,181)
MFS® High Yield Portfolio	2,783,900	4,955,160	(2,171,260)
BlackRock Global Allocation V.I. Fund	63,229	38,413	24,816
BlackRock Global Opportunities V.I. Fund	287	7,001	(6,714)
BlackRock Large Cap Growth V.I. Fund	1,052	12,257	(11,205)
BlackRock Equity Dividend V.I. Fund	76,726	113,468	(36,742)
UIF Core Plus Fixed Income Portfolio	15,043	34,052	(19,009)
UIF Growth Portfolio	6,499	51,468	(44,969)
UIF Mid Cap Growth Portfolio	56,179	181,264	(125,085)
Invesco V.I. American Value Fund	63,056	155,935	(92,879)
Morgan Stanley Mid Cap Growth Portfolio	391	14,366	(13,975)
BlackRock Capital Appreciation V.I. Fund	91,667	180,378	(88,711)
Oppenheimer Capital Appreciation Fund/VA	54,612	54,055	557
Oppenheimer Global Fund/VA	111,235	298,188	(186,953)
Oppenheimer Main Street Fund®/VA	44,502	87,084	(42,582)
Oppenheimer Main Street Small Cap Fund/VA	85,480	297,866	(212,386)
Oppenheimer Equity Income Fund/VA	30,027	61,799	(31,772)
Putnam VT Diversified Income Fund	338,078	919,883	(581,805)
Putnam VT Global Asset Allocation Fund	10,344	120,087	(109,743)
Putnam VT International Value Fund	17,872	26,367	(8,495)
Putnam VT International Equity Fund	57,477	57,819	(342)
Putnam VT Investors Fund	3,091	7,315	(4,224)
Putnam VT Small Cap Value Fund	12,391	45,441	(33,050)
Putnam VT Voyager Fund	96,450	159,714	(63,264)
Putnam VT Equity Income Fund	17,469	33,239	(15,770)
PIMCO All Asset Fund	4,349	17,481	(13,132)
PIMCO Global Dividend Portfolio	119,675	125,813	(6,138)
PIMCO Global Multi-Asset Managed Allocation Portfolio	3,697	16,821	(13,124)
Jennison 20/20 Focus Fund	—	23,132	(23,132)
Jennison Fund	—	—	—
Prudential Value Portfolio	—	871	(871)
Invesco V.I. Growth and Income Fund	140,672	457,332	(316,660)
Invesco V.I. Comstock Fund	1,656	13,586	(11,930)
Invesco V.I. American Franchise Fund	449,081	1,155,428	(706,347)
Invesco V.I. Mid Cap Growth Fund	765,343	693,273	72,070
Wells Fargo VT Index Asset Allocation Fund	32,096	167,491	(135,395)
Wells Fargo VT Total Return Bond Fund	190,477	814,079	(623,602)
Wells Fargo VT Intrinsic Value Fund	51,507	257,805	(206,298)
Wells Fargo VT International Equity Fund	12,522	15,186	(2,664)
Wells Fargo VT Small Cap Growth Fund	35,019	246,305	(211,286)
Wells Fargo VT Discovery Fund	6,365	18,879	(12,514)
Wells Fargo VT Small Cap Value Fund	98	5,617	(5,519)
Wells Fargo VT Opportunity Fund	207	4,241	(4,034)
HIMCO VIT Index Fund	412,143	382,146	29,997
HIMCO VIT Portfolio Diversifier Fund	4,345,335	7,177,846	(2,832,511)
HIMCO VIT American Funds Asset Allocation Fund	275,739	851,756	(576,017)
HIMCO VIT American Funds Blue Chip Income and Growth Fund	222,964	620,835	(397,871)
HIMCO VIT American Funds Bond Fund	909,233	3,655,678	(2,746,445)
HIMCO VIT American Funds Global Bond Fund	35,625	311,439	(275,814)
HIMCO VIT American Funds Global Growth and Income Fund	111,771	656,664	(544,893)
HIMCO VIT American Funds Global Growth Fund	121,782	278,321	(156,539)
HIMCO VIT American Funds Global Small Capitalization Fund	353,291	953,343	(600,052)
HIMCO VIT American Funds Growth Fund	454,707	3,575,840	(3,121,133)
HIMCO VIT American Funds Growth-Income Fund	431,424	1,802,703	(1,371,279)
HIMCO VIT American Funds International Fund	1,173,755	2,847,345	(1,673,590)
HIMCO VIT American Funds New World Fund	153,774	546,467	(392,693)
MFS® Core Equity Portfolio	1,980,538	374,847	1,605,691
MFS® Massachusetts Investors Growth Stock Portfolio	3,743,271	742,014	3,001,257
MFS® Research International Portfolio	2,813,419	735,972	2,077,447

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2016. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2016	377,878	$17.910544	to	$18.978389	$7,000,593	0.50%	to	1.50%	1.58%	to	1.60%	18.49%	to	19.68%
2015	487,884	$15.115798	to	$15.857703	$7,576,703	0.50%	to	1.50%	1.92%	to	1.95%	(5.45)%	to	(4.50)%
2014	584,586	$15.987670	to	$16.605429	$9,545,899	0.50%	to	1.50%	1.39%	to	1.40%	11.21%	to	12.33%
2013	619,188	$14.375578	to	$14.782510	$9,047,606	0.50%	to	1.50%	1.43%	to	1.48%	29.53%	to	30.83%
2012	602,561	$11.098644	to	$11.299348	$6,759,844	0.50%	to	1.50%	1.86%	to	1.97%	12.87%	to	14.01%
American Century VP Growth Fund
2016	133,564	$14.879553	to	$15.746759	$2,029,634	0.50%	to	1.50%	—%	to	—%	2.65%	to	3.68%
2015	155,353	$14.496026	to	$15.188202	$2,290,769	0.50%	to	1.50%	0.32%	to	0.33%	3.00%	to	4.03%
2014	169,941	$14.074451	to	$14.599722	$2,424,232	0.50%	to	1.50%	0.17%	to	0.37%	9.41%	to	10.51%
2013	196,903	$12.863366	to	$13.210714	$2,556,956	0.50%	to	1.50%	0.28%	to	0.32%	27.00%	to	28.28%
2012	75,101	$10.128418	to	$10.298559	$765,045	0.50%	to	1.50%	0.36%	to	0.83%	11.80%	to	12.92%
AB VPS Balanced Wealth Strategy Portfolio
2016	1,155,868	$16.819960	to	$18.288255	$15,497,279	0.50%	to	2.70%	1.74%	to	1.81%	1.66%	to	3.92%
2015	1,389,114	$16.545243	to	$17.598041	$18,074,476	0.50%	to	2.70%	—%	to	2.02%	(1.40)%	to	0.79%
2014	1,736,324	$11.822762	to	$17.460347	$22,659,750	0.50%	to	2.45%	2.38%	to	2.41%	4.52%	to	6.58%
2013	2,334,044	$11.311724	to	$16.383105	$28,819,016	0.50%	to	2.45%	2.24%	to	2.28%	13.46%	to	15.69%
2012	3,030,432	$14.160826	to	$14.221715	$32,333,240	0.50%	to	2.70%	1.92%	to	1.92%	10.36%	to	12.81%
AB VPS International Value Portfolio
2016	2,105,919	$12.795637	to	$13.458962	$15,267,094	0.50%	to	2.75%	1.06%	to	1.11%	(3.49)%	to	(1.29)%
2015	2,491,324	$13.258615	to	$13.635361	$18,382,324	0.50%	to	2.75%	2.36%	to	5.15%	(0.38)%	to	1.89%
2014	2,906,971	$13.308747	to	$13.382284	$21,068,829	0.50%	to	2.75%	3.10%	to	3.12%	(9.00)%	to	(6.93)%
2013	3,525,904	$14.508344	to	$14.624692	$27,426,593	0.30%	to	2.75%	1.97%	to	6.88%	19.40%	to	22.36%
2012	5,518,052	$11.774115	to	$12.248184	$35,173,259	0.50%	to	2.75%	1.26%	to	1.46%	11.10%	to	13.62%
AB VPS Small/Mid Cap Value Portfolio
2016	557,661	$30.344126	to	$31.245872	$12,301,333	0.30%	to	2.70%	0.02%	to	0.34%	21.47%	to	24.42%
2015	674,640	$24.980735	to	$25.113556	$11,933,197	0.30%	to	2.70%	0.48%	to	0.58%	(8.21)%	to	(5.98)%
2014	833,270	$26.709819	to	$27.131691	$15,900,649	0.30%	to	2.75%	0.46%	to	0.87%	5.99%	to	8.62%
2013	1,088,973	$24.590166	to	$25.597968	$19,124,217	0.30%	to	2.75%	0.46%	to	0.70%	33.91%	to	37.22%
2012	1,355,729	$17.919889	to	$19.116247	$17,360,732	0.30%	to	2.75%	0.28%	to	0.29%	15.26%	to	18.11%
AB VPS Value Portfolio
2016	67,213	$14.081756	to	$19.652261	$925,544	0.85%	to	2.70%	1.45%	to	1.50%	8.32%	to	10.35%
2015	78,879	$12.761312	to	$18.142012	$980,991	0.85%	to	2.70%	1.11%	to	1.91%	(9.64)%	to	(7.96)%
2014	112,141	$13.864322	to	$20.078487	$1,512,883	0.85%	to	2.70%	1.61%	to	1.62%	7.82%	to	9.84%
2013	161,907	$12.622670	to	$18.621528	$1,977,649	0.85%	to	2.70%	0.91%	to	2.05%	32.86%	to	35.34%
2012	127,984	$9.326908	to	$14.015967	$1,166,545	0.85%	to	2.70%	1.15%	to	1.69%	12.46%	to	14.56%
AB VPS International Growth Portfolio
2016	221,876	$7.876919	to	$13.262018	$1,732,037	0.85%	to	2.75%	—%	to	—%	(9.59)%	to	(7.86)%
2015	322,032	$8.548528	to	$14.669159	$2,784,610	0.85%	to	2.75%	0.06%	to	0.06%	(4.83)%	to	(3.00)%
2014	489,717	$8.813141	to	$15.413530	$4,321,026	0.85%	to	2.75%	—%	to	—%	(4.09)%	to	(2.25)%
2013	559,926	$9.015958	to	$16.070726	$5,064,207	0.85%	to	2.75%	0.71%	to	0.74%	10.25%	to	12.36%
2012	995,976	$8.024004	to	$14.576755	$7,813,720	0.85%	to	2.75%	1.42%	to	1.42%	12.11%	to	14.26%
Invesco V.I. Value Opportunities Fund
2016	26,629,348	$1.885957	to	$22.554491	$44,106,929	0.85%	to	2.80%	0.41%	to	0.42%	15.07%	to	17.33%
2015	30,460,735	$1.607345	to	$19.600856	$43,215,959	0.85%	to	2.80%	2.59%	to	3.46%	(12.88)%	to	(11.16)%
2014	35,937,749	$1.809334	to	$22.498793	$58,450,342	0.85%	to	2.80%	1.37%	to	1.37%	3.68%	to	5.72%
2013	45,017,287	$1.711493	to	$21.701118	$69,438,460	0.85%	to	2.80%	1.03%	to	1.36%	30.07%	to	32.62%
2012	63,041,114	$1.290481	to	$16.684637	$74,300,215	0.85%	to	2.80%	1.43%	to	1.46%	14.45%	to	16.71%
Invesco V.I. Core Equity Fund
2016	6,343,788	$18.890714	to	$21.026178	$109,177,236	0.30%	to	2.80%	—%	to	0.75%	7.22%	to	9.69%
2015	7,623,806	$17.618820	to	$19.168832	$121,117,852	0.30%	to	2.80%	0.92%	to	1.85%	(8.37)%	to	(6.28)%
2014	9,179,650	$19.228957	to	$20.454208	$157,357,446	0.30%	to	2.80%	—%	to	0.85%	5.16%	to	7.52%
2013	11,418,595	$18.285248	to	$18.852457	$184,316,927	0.50%	to	2.80%	1.19%	to	2.03%	25.68%	to	28.29%
2012	11,898,914	$14.548531	to	$14.694872	$150,085,542	0.50%	to	2.80%	0.88%	to	0.98%	10.74%	to	13.05%
Invesco V.I. Government Securities Fund
2016	163,643,197	$1.486940	to	$9.909381	$214,989,740	0.85%	to	2.80%	2.06%	to	2.21%	(1.57)%	to	0.37%
2015	183,026,680	$1.481433	to	$10.067115	$241,730,755	0.85%	to	2.80%	2.20%	to	2.21%	(2.43)%	to	(0.50)%
2014	216,206,302	$1.488940	to	$10.317394	$289,266,806	0.85%	to	2.80%	2.41%	to	2.95%	1.26%	to	3.26%
2013	266,997,691	$1.441994	to	$10.188828	$348,991,412	0.85%	to	2.80%	2.19%	to	4.11%	(5.31)%	to	(3.45)%
2012	417,384,035	$1.493465	to	$10.760303	$570,722,972	0.85%	to	2.80%	3.05%	to	3.30%	(0.35)%	to	1.61%
Invesco V.I. International Growth Fund
2016	34,630,228	$16.241116	to	$16.526576	$112,985,260	0.30%	to	2.80%	0.95%	to	1.39%	(3.20)%	to	(0.99)%
2015	39,754,892	$16.692558	to	$16.778451	$131,609,274	0.30%	to	2.80%	0.63%	to	1.81%	(5.04)%	to	(2.91)%
2014	46,542,910	$17.192346	to	$17.669116	$158,952,221	0.30%	to	2.80%	1.90%	to	3.62%	(2.44)%	to	(0.21)%
2013	57,768,530	$17.228480	to	$18.110799	$197,701,864	0.30%	to	2.80%	0.32%	to	1.79%	15.73%	to	18.36%
2012	62,561,007	$14.555785	to	$15.649249	$179,099,294	0.30%	to	2.80%	1.32%	to	1.42%	12.34%	to	14.91%
Invesco V.I. Mid Cap Core Equity Fund
2016	46,659,005	$18.511422	to	$20.254163	$114,750,629	0.30%	to	2.80%	—%	to	0.08%	10.30%	to	12.82%
2015	52,984,118	$16.782407	to	$17.952080	$116,893,551	0.30%	to	2.80%	—%	to	0.54%	(6.68)%	to	(4.57)%
2014	64,014,209	$17.983581	to	$18.605354	$149,442,498	0.50%	to	2.80%	—%	to	0.04%	1.55%	to	3.65%
2013	76,810,395	$17.708863	to	$17.950074	$174,545,433	0.50%	to	2.80%	0.53%	to	0.67%	25.26%	to	27.82%
2012	99,059,893	$14.042863	to	$14.137527	$176,825,801	0.50%	to	2.80%	—%	to	0.06%	7.89%	to	10.07%
Invesco V.I. Small Cap Equity Fund
2016	3,431,554	$21.942004	to	$24.260672	$73,362,150	0.30%	to	2.80%	—%	to	—%	8.97%	to	11.50%
2015	3,991,186	$20.135646	to	$21.757791	$77,353,213	0.30%	to	2.80%	—%	to	—%	(8.13)%	to	(6.02)%
2014	4,688,533	$21.917230	to	$23.152218	$97,889,375	0.30%	to	2.80%	—%	to	—%	(0.47)%	to	1.78%
2013	6,260,948	$22.019679	to	$22.747432	$130,204,555	0.30%	to	2.80%	—%	to	0.01%	33.68%	to	36.67%
2012	7,433,990	$16.472537	to	$16.643733	$115,464,633	0.30%	to	2.80%	—%	to	—%	10.75%	to	13.32%
Invesco V.I. Balanced Risk Allocation Fund
2016	915,712	$11.972025	to	$13.757138	$11,768,580	0.30%	to	2.70%	0.19%	to	0.19%	8.55%	to	11.18%
2015	1,022,773	$11.029509	to	$12.255624	$11,957,046	0.50%	to	2.70%	4.15%	to	4.15%	(6.95)%	to	(4.88)%
2014	1,176,690	$11.853050	to	$12.883948	$14,602,432	0.50%	to	2.70%	—%	to	—%	2.89%	to	5.18%
2013	1,570,723	$11.503600	to	$12.249085	$18,718,879	0.50%	to	2.75%	1.36%	to	1.50%	(1.33)%	to	0.91%
2012	2,056,847	$11.658928	to	$12.138297	$24,508,501	0.50%	to	2.75%	0.76%	to	1.29%	7.64%	to	10.09%
Invesco V.I. Diversified Dividend Fund
2016	16,894	$17.212579	to	$18.397906	$302,253	1.35%	to	2.50%	1.07%	to	1.15%	11.71%	to	13.00%
2015	14,746	$15.408296	to	$16.281129	$234,167	1.35%	to	2.50%	1.11%	to	1.43%	(0.70)%	to	0.45%
2014	19,121	$15.516592	to	$16.208073	$305,336	1.35%	to	2.50%	1.45%	to	1.56%	9.76%	to	11.03%
2013	20,367	$14.137224	to	$14.598406	$293,702	1.35%	to	2.50%	—%	to	2.32%	27.54%	to	29.01%
2012	33,339	$11.144356	to	$11.315423	$374,320	1.35%	to	2.20%	1.82%	to	1.84%	15.79%	to	16.78%
Invesco V.I. Government Money Market Fund+
2016	14,056,046	$9.056470	to	$9.906673	$132,108,464	0.30%	to	2.80%	—%	to	0.08%	(2.67)%	to	(0.20)%
2015	16,822,793	$9.316811	to	$9.875737	$160,770,547	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
2014	13,973,329	$9.575557	to	$9.924169	$135,908,765	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
2013	12,785,917	$9.841269	to	$9.972607	$126,589,751	0.50%	to	2.75%	—%	to	0.01%	(1.59)%	to	(0.27)%
American Century VP Mid Cap Value Fund
2016	52,510	$19.005120	to	$20.402576	$1,033,246	0.30%	to	1.50%	0.68%	to	1.47%	20.89%	to	22.35%
2015	44,291	$15.720890	to	$16.675655	$716,584	0.30%	to	1.50%	1.49%	to	1.50%	(3.05)%	to	(1.87)%
2014	48,239	$16.214700	to	$16.994164	$801,413	0.30%	to	1.50%	1.01%	to	1.05%	14.51%	to	15.89%
2013	29,575	$14.160257	to	$14.664038	$424,726	0.30%	to	1.50%	0.84%	to	1.18%	27.97%	to	29.51%
2012	20,019	$11.065449	to	$11.279374	$222,746	0.50%	to	1.50%	2.03%	to	2.33%	14.50%	to	15.65%
American Funds Global Bond Fund
2016	6,012,338	$10.647519	to	$11.578507	$72,264,696	0.65%	to	2.80%	0.53%	to	0.55%	(0.12)%	to	2.05%
2015	6,995,613	$10.660491	to	$11.346048	$83,353,312	0.65%	to	2.80%	0.05%	to	0.05%	(6.72)%	to	(4.69)%
2014	9,116,977	$11.427881	to	$11.903991	$115,218,960	0.65%	to	2.80%	1.20%	to	1.21%	(1.41)%	to	0.73%
2013	11,290,616	$11.591365	to	$11.817451	$143,324,592	0.65%	to	2.80%	—%	to	—%	(5.27)%	to	(3.21)%
2012	18,858,203	$12.209321	to	$12.236047	$250,979,429	0.65%	to	2.80%	1.93%	to	2.23%	3.26%	to	5.51%
American Funds Global Growth and Income Fund
2016	11,176,644	$20.199758	to	$20.631414	$164,500,263	0.65%	to	2.80%	1.75%	to	1.87%	4.38%	to	6.65%
2015	13,110,986	$19.344990	to	$19.351769	$182,895,707	0.65%	to	2.80%	1.33%	to	1.92%	(4.07)%	to	(1.98)%
2014	15,798,685	$19.735829	to	$20.172002	$226,969,193	0.65%	to	2.80%	3.07%	to	3.79%	2.72%	to	4.96%
2013	19,831,073	$18.804035	to	$19.637414	$274,040,478	0.65%	to	2.80%	3.32%	to	3.71%	19.15%	to	21.74%
2012	35,231,469	$15.445997	to	$16.514694	$405,177,758	0.65%	to	2.75%	2.51%	to	2.56%	14.37%	to	16.80%
American Funds Asset Allocation Fund
2016	30,714,165	$19.500036	to	$21.401229	$615,841,369	0.65%	to	2.80%	1.63%	to	1.63%	6.39%	to	8.70%
2015	35,447,211	$18.328943	to	$19.688160	$662,185,767	0.65%	to	2.80%	1.51%	to	1.63%	(1.40)%	to	0.74%
2014	42,163,505	$18.589341	to	$19.543111	$791,683,183	0.65%	to	2.80%	1.44%	to	2.30%	2.49%	to	4.71%
2013	51,319,943	$18.138530	to	$18.663515	$931,691,583	0.65%	to	2.80%	1.45%	to	1.51%	20.28%	to	22.89%
2012	66,582,529	$15.080782	to	$15.187357	$1,003,590,407	0.65%	to	2.80%	1.94%	to	2.00%	12.98%	to	15.44%
American Funds Blue Chip Income and Growth Fund
2016	223,989,200	$23.741193	to	$26.532294	$424,290,310	0.65%	to	2.80%	1.90%	to	2.14%	15.42%	to	17.93%
2015	254,241,673	$20.568725	to	$22.498131	$412,227,632	0.65%	to	2.80%	1.84%	to	1.85%	(5.61)%	to	(3.56)%
2014	309,368,792	$21.791408	to	$23.328378	$524,639,657	0.65%	to	2.80%	2.68%	to	2.97%	12.18%	to	14.61%
2013	364,941,508	$19.426118	to	$20.354035	$545,529,305	0.65%	to	2.80%	1.87%	to	1.93%	29.33%	to	32.14%
2012	506,585,479	$15.020566	to	$15.403526	$578,212,877	0.65%	to	2.80%	2.04%	to	2.76%	10.74%	to	13.15%
American Funds Bond Fund
2016	37,622,843	$11.787218	to	$12.807547	$581,920,132	0.65%	to	2.80%	1.61%	to	1.82%	0.10%	to	2.28%
2015	41,707,585	$11.775228	to	$12.522379	$636,445,614	0.65%	to	2.80%	1.53%	to	1.70%	(2.49)%	to	(0.38)%
2014	49,995,861	$12.076501	to	$12.569562	$772,885,175	0.65%	to	2.80%	1.78%	to	2.50%	2.37%	to	4.60%
2013	62,429,269	$11.796759	to	$12.017256	$932,642,581	0.65%	to	2.80%	1.84%	to	2.05%	(4.86)%	to	(2.79)%
2012	58,235,722	$12.362435	to	$12.399383	$897,788,604	0.65%	to	2.80%	2.41%	to	2.58%	2.46%	to	4.69%
American Funds Global Growth Fund
2016	9,645,931	$21.095554	to	$21.412322	$199,082,119	0.65%	to	2.80%	0.89%	to	0.98%	(2.16)%	to	(0.03)%
2015	11,697,171	$21.102098	to	$21.884394	$243,330,240	0.65%	to	2.80%	0.98%	to	1.00%	3.98%	to	6.24%
2014	13,099,940	$19.861896	to	$21.045920	$261,257,937	0.65%	to	2.80%	1.05%	to	1.14%	(0.51)%	to	1.65%
2013	16,325,784	$19.539432	to	$21.154257	$325,981,493	0.65%	to	2.80%	1.24%	to	1.26%	25.61%	to	28.34%
2012	23,297,560	$15.224659	to	$16.840885	$368,355,610	0.65%	to	2.80%	0.50%	to	0.86%	19.18%	to	21.77%
American Funds Growth Fund
2016	62,485,415	$25.447295	to	$26.005317	$1,217,435,416	0.65%	to	2.80%	0.73%	to	0.80%	6.47%	to	8.78%
2015	74,103,321	$23.902017	to	$23.906739	$1,343,454,104	0.65%	to	2.80%	0.58%	to	0.61%	3.91%	to	6.17%
2014	88,681,039	$22.518307	to	$23.003194	$1,533,269,584	0.65%	to	2.80%	0.72%	to	0.87%	5.51%	to	7.81%
2013	110,847,056	$20.887799	to	$21.801334	$1,806,018,975	0.65%	to	2.80%	0.97%	to	1.03%	26.51%	to	29.26%
2012	154,222,841	$16.159627	to	$17.232698	$1,975,408,899	0.65%	to	2.80%	0.78%	to	0.79%	14.64%	to	17.13%
American Funds Growth-Income Fund
2016	57,283,146	$23.130093	to	$24.880536	$1,249,416,840	0.65%	to	2.80%	1.44%	to	1.56%	8.44%	to	10.80%
2015	67,483,085	$21.329406	to	$22.455693	$1,343,073,267	0.65%	to	2.80%	1.29%	to	1.31%	(1.35)%	to	0.80%
2014	81,385,307	$21.620632	to	$22.278013	$1,624,836,107	0.65%	to	2.80%	1.22%	to	1.60%	7.58%	to	9.92%
2013	103,037,858	$20.097293	to	$20.267894	$1,894,684,591	0.65%	to	2.80%	1.34%	to	1.60%	29.82%	to	32.64%
2012	143,073,284	$15.280936	to	$15.481384	$2,013,947,619	0.65%	to	2.80%	1.56%	to	1.66%	14.24%	to	16.72%
American Funds International Fund
2016	19,010,254	$15.062261	to	$15.662360	$284,007,792	0.65%	to	2.80%	1.24%	to	1.25%	0.67%	to	2.86%
2015	21,936,590	$14.643275	to	$15.557561	$322,137,950	0.65%	to	2.80%	1.22%	to	1.46%	(7.16)%	to	(5.14)%
2014	25,478,826	$15.437469	to	$16.758016	$399,232,673	0.65%	to	2.80%	1.26%	to	1.79%	(5.34)%	to	(3.28)%
2013	30,923,542	$15.961598	to	$17.703704	$508,181,057	0.65%	to	2.80%	1.34%	to	1.43%	18.28%	to	20.85%
2012	39,932,318	$13.208125	to	$14.967902	$550,324,522	0.65%	to	2.80%	1.28%	to	1.51%	14.65%	to	17.14%
American Funds New World Fund
2016	4,048,215	$14.854052	to	$15.677068	$100,940,043	0.65%	to	2.80%	0.74%	to	0.88%	2.35%	to	4.58%
2015	4,720,908	$14.204159	to	$15.316919	$113,909,236	0.65%	to	2.80%	0.51%	to	0.57%	(5.82)%	to	(3.77)%
2014	5,700,776	$14.760859	to	$16.263423	$144,818,397	0.65%	to	2.80%	0.89%	to	1.64%	(10.42)%	to	(8.47)%
2013	7,057,351	$16.126396	to	$18.154383	$198,682,325	0.65%	to	2.80%	1.06%	to	1.40%	8.30%	to	10.66%
2012	10,721,388	$14.573424	to	$16.796944	$278,279,326	0.65%	to	2.75%	1.04%	to	1.06%	14.63%	to	17.06%
American Funds Global Small Capitalization Fund
2016	5,746,511	$18.971796	to	$21.406541	$123,282,848	0.65%	to	2.80%	0.23%	to	0.25%	(0.72)%	to	1.44%
2015	6,952,345	$18.703056	to	$21.561959	$148,360,655	0.65%	to	2.80%	—%	to	—%	(2.50)%	to	(0.38)%
2014	8,231,966	$18.775047	to	$22.115696	$178,438,387	0.65%	to	2.80%	0.12%	to	0.14%	(0.70)%	to	1.46%
2013	10,358,695	$18.504640	to	$22.271086	$224,224,571	0.65%	to	2.80%	0.61%	to	0.86%	24.74%	to	27.45%
2012	13,188,391	$14.519414	to	$17.854160	$226,841,763	0.65%	to	2.80%	0.84%	to	1.38%	14.92%	to	17.41%
Wells Fargo VT Omega Growth Fund
2016	36,279	$18.176955	to	$19.576908	$679,238	1.35%	to	2.50%	—%	to	—%	(1.96)%	to	(0.83)%
2015	45,278	$18.541240	to	$19.740818	$862,511	1.35%	to	2.50%	—%	to	—%	(1.16)%	to	(0.01)%
2014	49,932	$18.758542	to	$19.743762	$957,060	1.35%	to	2.50%	—%	to	—%	1.30%	to	2.47%
2013	70,368	$18.517769	to	$19.267475	$1,328,236	1.35%	to	2.50%	0.11%	to	0.13%	36.43%	to	38.01%
2012	104,126	$13.572767	to	$13.961098	$1,432,385	1.35%	to	2.50%	—%	to	—%	17.42%	to	18.78%
Fidelity® VIP Growth Portfolio
2016	304,106	$16.163987	to	$23.776883	$4,807,498	0.85%	to	2.75%	—%	to	—%	(2.18)%	to	(0.30)%
2015	396,131	$16.212806	to	$24.306204	$6,307,600	0.85%	to	2.75%	0.01%	to	0.03%	4.00%	to	6.00%
2014	464,276	$15.295179	to	$23.441676	$6,963,451	0.85%	to	2.70%	—%	to	—%	8.06%	to	10.07%
2013	451,696	$13.895443	to	$21.694064	$6,152,984	0.85%	to	2.70%	0.04%	to	0.05%	32.38%	to	34.85%
2012	734,617	$10.304407	to	$16.387763	$7,358,549	0.85%	to	2.70%	0.20%	to	0.34%	11.36%	to	13.43%
Fidelity® VIP Contrafund® Portfolio
2016	3,446,886	$23.180801	to	$25.459673	$61,582,760	0.30%	to	2.75%	—%	to	0.63%	4.81%	to	7.41%
2015	4,234,166	$22.117416	to	$23.703842	$71,037,540	0.30%	to	2.75%	0.72%	to	1.08%	(2.31)%	to	0.11%
2014	5,104,483	$22.640127	to	$23.676669	$85,715,982	0.30%	to	2.75%	0.76%	to	1.00%	8.63%	to	11.32%
2013	6,202,099	$20.842283	to	$21.078399	$93,638,207	0.50%	to	2.75%	0.81%	to	0.83%	27.40%	to	30.30%
2012	8,812,415	$16.290581	to	$16.359378	$98,736,683	0.30%	to	2.75%	0.33%	to	1.00%	12.99%	to	15.79%
Fidelity® VIP Mid Cap Portfolio
2016	2,617,830	$24.511615	to	$24.882901	$46,084,251	0.30%	to	2.75%	0.32%	to	0.33%	8.89%	to	11.59%
2015	3,237,684	$22.298947	to	$22.510998	$51,691,751	0.30%	to	2.75%	0.23%	to	0.30%	(4.30)%	to	(1.92)%
2014	3,896,587	$22.736200	to	$23.521879	$63,830,530	0.30%	to	2.75%	0.01%	to	0.02%	3.16%	to	5.71%
2013	4,998,451	$21.507218	to	$22.802430	$77,806,071	0.30%	to	2.75%	0.13%	to	0.28%	32.19%	to	35.46%
2012	6,913,830	$15.876932	to	$17.250225	$79,149,157	0.30%	to	2.75%	0.39%	to	0.46%	11.46%	to	14.22%
Fidelity® VIP Value Strategies Portfolio
2016	133,462	$16.881624	to	$29.125133	$2,288,094	0.85%	to	2.70%	0.91%	to	0.97%	6.36%	to	8.35%
2015	204,157	$15.581038	to	$27.383313	$3,176,777	0.85%	to	2.70%	0.82%	to	0.90%	(5.77)%	to	(4.01)%
2014	283,720	$16.231901	to	$29.060046	$4,574,058	0.85%	to	2.70%	0.50%	to	0.80%	3.68%	to	5.61%
2013	369,920	$13.998426	to	$15.369434	$5,633,750	0.85%	to	2.45%	0.65%	to	0.73%	27.03%	to	29.08%
2012	475,907	$11.906677	to	$22.119855	$5,633,843	0.85%	to	2.70%	0.38%	to	0.56%	23.68%	to	25.99%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2016	148,903	$18.300731	to	$25.684843	$2,632,250	0.75%	to	2.70%	0.73%	to	0.74%	(0.08)%	to	1.89%
2015	234,125	$17.960896	to	$25.704296	$4,032,502	0.75%	to	2.70%	0.59%	to	0.60%	(1.67)%	to	0.27%
2014	247,751	$17.912598	to	$26.140092	$4,284,335	0.75%	to	2.70%	0.03%	to	0.22%	7.71%	to	9.83%
2013	227,580	$16.308992	to	$24.268557	$3,598,618	0.75%	to	2.70%	0.09%	to	0.12%	34.57%	to	37.22%
2012	237,850	$11.827863	to	$18.033810	$2,777,891	0.85%	to	2.70%	0.32%	to	0.82%	18.99%	to	21.21%
Fidelity® VIP Strategic Income Portfolio
2016	107,284	$11.519829	to	$14.968580	$1,422,291	0.50%	to	1.50%	3.38%	to	8.18%	6.41%	to	7.48%
2015	84,222	$10.825956	to	$13.927036	$1,080,696	0.50%	to	1.50%	2.43%	to	2.56%	(3.40)%	to	(2.42)%
2014	102,544	$11.206529	to	$14.273150	$1,332,036	0.50%	to	1.50%	2.76%	to	2.87%	1.83%	to	2.86%
2013	95,919	$11.004604	to	$14.002020	$1,233,705	0.30%	to	1.50%	0.10%	to	3.66%	(1.45)%	to	(0.27)%
2012	121,527	$11.167056	to	$14.039233	$1,610,832	0.30%	to	1.50%	3.09%	to	4.42%	8.59%	to	9.90%
Franklin Rising Dividends VIP Fund
2016	16,623,896	$22.014024	to	$25.903195	$399,706,589	0.30%	to	2.80%	0.85%	to	1.01%	12.84%	to	15.59%
2015	19,627,341	$19.509293	to	$22.410058	$414,023,269	0.30%	to	2.80%	1.44%	to	1.47%	(6.31)%	to	(4.04)%
2014	23,625,692	$20.822970	to	$23.353392	$526,505,475	0.30%	to	2.80%	1.26%	to	1.38%	5.72%	to	8.29%
2013	29,710,602	$19.696171	to	$21.565145	$621,186,179	0.30%	to	2.80%	1.20%	to	1.78%	26.11%	to	29.19%
2012	40,176,164	$15.618264	to	$16.693201	$662,298,788	0.30%	to	2.80%	1.63%	to	2.08%	8.87%	to	11.45%
Franklin Income VIP Fund
2016	33,949,625	$19.021188	to	$19.131689	$669,321,675	0.30%	to	2.80%	4.34%	to	10.13%	10.88%	to	13.53%
2015	40,775,427	$16.851996	to	$17.155407	$716,791,811	0.30%	to	2.80%	4.43%	to	4.60%	(9.62)%	to	(7.42)%
2014	50,807,294	$18.203398	to	$18.981745	$979,864,434	0.30%	to	2.80%	3.04%	to	4.69%	1.73%	to	4.21%
2013	63,847,445	$17.468133	to	$18.659483	$1,196,794,237	0.30%	to	2.80%	2.32%	to	4.85%	10.80%	to	13.51%
2012	102,120,192	$15.388596	to	$16.841320	$1,719,573,259	0.30%	to	2.80%	4.20%	to	6.26%	9.54%	to	12.22%
Franklin Large Cap Growth VIP Fund
2016	3,376,113	$18.704876	to	$19.501475	$55,050,262	0.85%	to	2.80%	—%	to	—%	(4.50)%	to	(2.62)%
2015	4,315,235	$19.208827	to	$20.421344	$72,753,062	0.85%	to	2.80%	0.27%	to	0.27%	2.71%	to	4.73%
2014	4,992,901	$18.341304	to	$19.883080	$81,345,950	0.85%	to	2.80%	1.05%	to	1.08%	9.36%	to	11.51%
2013	5,765,894	$16.448279	to	$18.182031	$85,241,546	0.85%	to	2.80%	1.11%	to	1.12%	25.08%	to	27.55%
2012	8,233,202	$12.895936	to	$14.535767	$96,872,740	0.85%	to	2.80%	0.79%	to	0.84%	9.27%	to	11.42%
Franklin Global Real Estate VIP Fund
2016	240,880	$17.306622	to	$28.801366	$5,290,790	0.95%	to	2.80%	—%	to	1.17%	(2.23)%	to	(0.41)%
2015	270,095	$17.701964	to	$28.919703	$6,008,852	0.95%	to	2.80%	3.12%	to	3.18%	(2.21)%	to	(0.38)%
2014	329,570	$18.101196	to	$29.029698	$7,397,583	0.95%	to	2.80%	0.45%	to	0.46%	11.84%	to	13.92%
2013	377,266	$16.185507	to	$25.481823	$7,469,531	0.95%	to	2.80%	4.49%	to	4.54%	(0.51)%	to	1.35%
2012	427,626	$16.267952	to	$25.142071	$8,388,156	0.95%	to	2.80%	—%	to	—%	23.90%	to	26.21%
Franklin Small-Mid Cap Growth VIP Fund
2016	8,821,024	$23.380067	to	$24.668667	$136,352,797	0.30%	to	2.80%	—%	to	—%	1.29%	to	3.72%
2015	10,438,844	$23.081525	to	$23.783036	$157,452,312	0.30%	to	2.80%	—%	to	—%	(5.35)%	to	(3.06)%
2014	12,376,717	$24.385128	to	$24.533967	$196,223,167	0.30%	to	2.80%	—%	to	—%	4.50%	to	7.07%
2013	15,807,750	$22.914198	to	$23.334129	$238,352,339	0.30%	to	2.80%	—%	to	—%	34.34%	to	37.58%
2012	19,266,572	$16.655423	to	$17.369101	$214,218,229	0.30%	to	2.80%	—%	to	—%	7.79%	to	10.45%
Franklin Small Cap Value VIP Fund
2016	3,800,291	$26.587670	to	$29.040831	$66,275,531	0.30%	to	2.75%	0.46%	to	0.66%	26.66%	to	29.73%
2015	3,650,059	$20.991766	to	$22.385491	$50,212,815	0.30%	to	2.75%	0.09%	to	0.89%	(9.90)%	to	(7.80)%
2014	4,294,345	$23.298291	to	$24.278304	$64,712,254	0.30%	to	2.75%	0.08%	to	0.74%	(2.16)%	to	0.18%
2013	5,683,963	$23.812141	to	$24.235365	$86,274,032	0.30%	to	2.75%	0.59%	to	1.09%	32.54%	to	35.72%
2012	5,956,979	$17.857456	to	$17.965353	$67,946,048	0.30%	to	2.75%	0.42%	to	0.69%	15.18%	to	17.91%
Franklin Strategic Income VIP Fund
2016	16,575,714	$15.079310	to	$15.175713	$307,649,697	0.30%	to	2.80%	3.21%	to	3.21%	5.26%	to	7.54%
2015	19,935,188	$14.111690	to	$14.325250	$347,847,567	0.30%	to	2.80%	6.11%	to	6.59%	(6.28)%	to	(4.26)%
2014	24,233,651	$14.740091	to	$15.285334	$449,783,789	0.30%	to	2.80%	5.54%	to	5.71%	(0.70)%	to	1.45%
2013	29,798,024	$14.529719	to	$15.392925	$552,057,488	0.30%	to	2.80%	5.68%	to	5.76%	0.66%	to	2.86%
2012	46,615,479	$14.126080	to	$15.291336	$859,447,857	0.30%	to	2.80%	5.97%	to	6.85%	10.00%	to	12.33%
Franklin Mutual Shares VIP Fund
2016	26,236,946	$19.821188	to	$22.252692	$546,352,159	0.30%	to	2.80%	2.10%	to	3.48%	12.85%	to	15.59%
2015	31,289,744	$17.563602	to	$19.250716	$569,611,868	0.30%	to	2.80%	2.83%	to	3.05%	(7.56)%	to	(5.33)%
2014	37,084,769	$19.000464	to	$20.335484	$722,392,206	0.30%	to	2.80%	1.32%	to	2.02%	4.16%	to	6.72%
2013	46,988,463	$18.240897	to	$19.054677	$866,111,651	0.30%	to	2.80%	2.37%	to	2.42%	24.72%	to	27.67%
2012	61,262,938	$14.625294	to	$14.925091	$910,064,471	0.30%	to	2.80%	1.97%	to	2.22%	11.09%	to	13.86%
Templeton Developing Markets VIP Fund
2016	2,745,982	$7.890648	to	$14.057444	$44,835,464	0.75%	to	2.80%	0.64%	to	1.08%	14.54%	to	16.44%
2015	3,077,756	$6.776297	to	$12.272687	$42,699,194	0.75%	to	2.80%	1.80%	to	2.47%	(21.65)%	to	(20.30)%
2014	3,719,348	$8.502407	to	$15.711905	$64,426,917	0.75%	to	2.75%	1.27%	to	1.77%	(10.58)%	to	(9.17)%
2013	4,628,423	$9.360340	to	$17.571473	$88,623,337	0.75%	to	2.75%	1.48%	to	2.07%	(3.43)%	to	(1.81)%
2012	7,081,848	$9.532598	to	$18.195185	$138,758,886	0.75%	to	2.75%	1.01%	to	1.19%	10.33%	to	12.21%
Templeton Foreign VIP Fund
2016	14,926,905	$14.701483	to	$15.275854	$190,816,473	0.30%	to	2.80%	1.63%	to	1.95%	4.22%	to	6.77%
2015	17,288,950	$14.106765	to	$14.307226	$209,657,204	0.30%	to	2.80%	2.09%	to	3.24%	(9.08)%	to	(6.93)%
2014	19,516,625	$15.372277	to	$15.514908	$257,467,042	0.30%	to	2.80%	1.45%	to	1.71%	(13.59)%	to	(11.49)%
2013	22,822,236	$17.367091	to	$17.954390	$344,232,677	0.30%	to	2.80%	2.10%	to	2.18%	19.58%	to	22.49%
2012	25,530,448	$14.177873	to	$15.014915	$324,020,727	0.30%	to	2.80%	2.90%	to	2.91%	14.97%	to	17.78%
Templeton Growth VIP Fund
2016	12,771,580	$17.543805	to	$18.733633	$195,538,651	0.50%	to	2.80%	1.54%	to	1.91%	6.59%	to	8.92%
2015	15,212,313	$16.458720	to	$17.199491	$216,171,880	0.50%	to	2.80%	2.39%	to	2.67%	(9.07)%	to	(7.01)%
2014	18,432,369	$18.100487	to	$18.496229	$284,644,288	0.50%	to	2.80%	1.24%	to	1.34%	(5.50)%	to	(3.37)%
2013	23,123,937	$19.140368	to	$19.153890	$374,312,587	0.50%	to	2.80%	2.62%	to	2.63%	27.21%	to	29.99%
2012	33,705,543	$14.725005	to	$15.056806	$428,464,235	0.50%	to	2.80%	1.50%	to	2.08%	17.73%	to	20.42%
Franklin Mutual Global Discovery VIP Fund
2016	8,749,935	$17.958351	to	$19.804647	$227,709,995	0.30%	to	2.80%	0.02%	to	1.63%	9.08%	to	11.68%
2015	10,580,504	$16.463719	to	$17.732712	$249,448,913	0.30%	to	2.80%	2.61%	to	2.78%	(6.31)%	to	(4.03)%
2014	12,507,613	$17.572790	to	$18.477426	$311,837,827	0.30%	to	2.80%	1.57%	to	2.37%	2.79%	to	5.28%
2013	15,452,593	$17.095911	to	$17.550648	$370,297,414	0.30%	to	2.80%	1.79%	to	2.25%	24.09%	to	27.14%
2012	22,385,208	$13.776603	to	$13.803965	$443,171,915	0.30%	to	2.80%	2.26%	to	3.01%	10.23%	to	12.93%
Franklin Flex Cap Growth VIP Fund
2016	1,418,488	$19.134239	to	$21.023945	$22,402,487	0.50%	to	2.75%	—%	to	—%	(5.52)%	to	(3.47)%
2015	1,789,660	$20.252735	to	$21.778839	$29,564,063	0.50%	to	2.75%	—%	to	—%	1.53%	to	3.80%
2014	2,190,538	$19.946646	to	$20.982180	$35,257,492	0.50%	to	2.75%	—%	to	—%	3.23%	to	5.45%
2013	2,644,159	$19.323070	to	$20.077906	$40,741,967	0.30%	to	2.75%	—%	to	—%	33.76%	to	36.86%
2012	4,107,370	$14.446576	to	$14.567498	$47,222,276	0.50%	to	2.75%	—%	to	—%	6.30%	to	8.70%
Templeton Global Bond VIP Fund
2016	3,978,351	$13.391947	to	$14.266090	$53,896,474	0.30%	to	2.75%	—%	to	—%	0.08%	to	2.56%
2015	4,718,501	$13.381345	to	$13.909852	$62,842,788	0.30%	to	2.75%	7.45%	to	9.62%	(6.99)%	to	(4.68)%
2014	5,510,026	$14.386281	to	$14.592335	$77,872,315	0.30%	to	2.75%	5.06%	to	5.06%	(1.07)%	to	1.39%
2013	6,466,974	$14.392405	to	$14.541172	$91,465,010	0.30%	to	2.75%	3.55%	to	4.69%	(1.22)%	to	1.23%
2012	9,846,675	$14.217363	to	$14.720601	$140,426,200	0.30%	to	2.75%	6.09%	to	7.15%	11.85%	to	14.62%
Hartford Balanced HLS Fund
2016	986,472	$16.093710	to	$19.579225	$14,912,187	0.75%	to	2.75%	2.74%	to	2.83%	3.16%	to	5.24%
2015	1,065,609	$15.291803	to	$19.046884	$15,451,065	0.75%	to	2.70%	1.90%	to	3.63%	(2.49)%	to	(0.57)%
2014	1,294,832	$15.379592	to	$19.533503	$19,029,607	0.75%	to	2.70%	1.81%	to	1.83%	6.87%	to	8.97%
2013	1,512,772	$14.113578	to	$18.278484	$20,632,562	0.75%	to	2.70%	1.56%	to	1.58%	17.96%	to	20.28%
2012	1,398,794	$11.733583	to	$15.495238	$15,963,326	0.75%	to	2.70%	2.99%	to	3.02%	9.04%	to	11.19%

Hartford Total Return Bond HLS Fund
2016	34,316,558	$12.700874	to	$14.100157	$428,905,117	0.30%	to	2.75%	2.54%	to	2.60%	1.66%	to	4.18%
2015	39,375,169	$12.493519	to	$13.534310	$477,127,747	0.30%	to	2.75%	2.64%	to	3.28%	(3.28)%	to	(0.88)%
2014	46,292,016	$12.917758	to	$13.655147	$571,968,762	0.30%	to	2.75%	2.68%	to	3.31%	3.02%	to	5.57%
2013	62,030,472	$12.539611	to	$12.934646	$733,978,421	0.30%	to	2.75%	3.60%	to	5.26%	(4.04)%	to	(1.66)%
2012	59,560,748	$13.067525	to	$13.152914	$724,071,588	0.30%	to	2.75%	4.03%	to	4.12%	4.62%	to	7.21%
Hartford Capital Appreciation HLS Fund
2016	23,607,077	$23.709489	to	$23.962093	$365,083,148	0.30%	to	2.75%	1.14%	to	1.17%	2.66%	to	5.21%
2015	28,153,379	$22.776496	to	$23.095343	$417,093,368	0.30%	to	2.75%	0.93%	to	0.99%	(1.72)%	to	0.71%

2014	34,264,581	$22.614953	to	$23.500457	$507,446,086	0.30%	to	2.75%	0.78%	to	0.89%	4.40%	to	6.99%
2013	45,789,660	$21.138320	to	$22.510948	$636,714,458	0.30%	to	2.75%	0.36%	to	0.97%	35.31%	to	38.66%
2012	68,624,191	$15.244506	to	$16.636703	$688,564,430	0.30%	to	2.75%	1.20%	to	1.89%	15.13%	to	17.98%
Hartford Dividend and Growth HLS Fund
2016	16,093,679	$22.804408	to	$26.170193	$291,705,438	0.30%	to	2.75%	1.57%	to	2.05%	11.77%	to	14.54%
2015	19,351,305	$20.402947	to	$22.847762	$308,876,581	0.30%	to	2.75%	1.47%	to	1.64%	(3.84)%	to	(1.45)%
2014	23,221,375	$21.217438	to	$23.184705	$379,363,203	0.30%	to	2.75%	1.04%	to	2.38%	9.90%	to	12.62%
2013	32,101,247	$19.306809	to	$20.586382	$469,218,428	0.30%	to	2.75%	1.42%	to	1.74%	28.35%	to	31.53%
2012	42,105,152	$15.042672	to	$15.651725	$470,508,222	0.30%	to	2.75%	1.94%	to	2.45%	10.51%	to	13.25%
Hartford Global Growth HLS Fund
2016	262,329	$11.870966	to	$22.318351	$3,856,725	0.30%	to	2.75%	—%	to	0.68%	(0.81)%	to	1.41%
2015	330,750	$11.706080	to	$22.501304	$4,709,379	0.30%	to	2.75%	—%	to	0.29%	5.11%	to	7.44%
2014	260,942	$10.895575	to	$21.473127	$3,554,428	0.30%	to	2.70%	—%	to	0.56%	3.94%	to	8.96%
2013	228,334	$20.081546	to	$20.658365	$3,033,315	0.50%	to	2.70%	0.21%	to	0.65%	32.67%	to	35.62%
2012	204,039	$14.807648	to	$15.571566	$2,003,735	0.50%	to	2.70%	0.55%	to	0.72%	20.12%	to	22.79%
Hartford Disciplined Equity HLS Fund
2016	3,658,924	$25.422223	to	$28.354952	$69,893,555	0.30%	to	2.75%	0.92%	to	0.98%	2.89%	to	5.44%
2015	4,311,941	$24.707800	to	$26.891203	$78,922,730	0.30%	to	2.75%	0.76%	to	1.20%	3.94%	to	6.51%
2014	5,401,238	$23.771907	to	$25.246540	$93,748,052	0.30%	to	2.75%	0.39%	to	1.38%	13.03%	to	15.83%
2013	7,766,959	$21.031419	to	$21.795609	$116,872,515	0.30%	to	2.75%	0.29%	to	1.10%	32.14%	to	35.41%
2012	8,644,385	$15.916413	to	$16.095854	$97,076,786	0.30%	to	2.75%	1.56%	to	1.60%	14.43%	to	17.27%
Hartford Growth Opportunities HLS Fund
2016	6,005,130	$25.668615	to	$28.522519	$103,653,883	0.30%	to	2.75%	0.43%	to	0.44%	(3.19)%	to	(0.79)%
2015	7,231,563	$26.514567	to	$28.749309	$127,043,781	0.30%	to	2.75%	0.13%	to	0.14%	8.71%	to	11.40%
2014	9,265,589	$24.391204	to	$25.807052	$147,044,785	0.30%	to	2.75%	0.19%	to	0.29%	11.05%	to	13.80%
2013	11,514,449	$21.964512	to	$22.677114	$159,748,073	0.30%	to	2.75%	0.01%	to	0.01%	32.06%	to	35.34%
2012	14,905,524	$16.631719	to	$16.756013	$153,667,930	0.30%	to	2.75%	—%	to	—%	23.42%	to	26.48%
Hartford High Yield HLS Fund
2016	1,784,247	$20.064318	to	$20.800753	$30,002,601	0.30%	to	2.75%	6.07%	to	6.18%	11.15%	to	13.91%
2015	1,918,000	$17.614511	to	$18.713796	$29,061,362	0.30%	to	2.75%	3.76%	to	7.66%	(6.90)%	to	(4.59)%
2014	2,411,993	$18.462129	to	$20.101003	$38,582,200	0.30%	to	2.75%	6.58%	to	9.09%	(0.20)%	to	2.27%
2013	3,095,589	$18.052194	to	$20.142133	$48,924,260	0.30%	to	2.75%	7.19%	to	8.49%	3.54%	to	6.11%
2012	4,296,512	$17.012470	to	$19.452754	$64,834,987	0.30%	to	2.75%	9.90%	to	9.91%	11.21%	to	13.97%
Hartford International Opportunities HLS Fund
2016	2,809,239	$16.340564	to	$17.258079	$31,168,276	0.30%	to	2.75%	—%	to	1.69%	(1.49)%	to	0.95%
2015	3,239,257	$16.587690	to	$16.874218	$35,938,493	0.50%	to	2.75%	1.26%	to	1.44%	(0.89)%	to	1.37%
2014	3,886,054	$16.736370	to	$16.830703	$42,778,575	0.30%	to	2.75%	—%	to	2.15%	(6.48)%	to	(4.16)%
2013	4,717,147	$17.561624	to	$17.896543	$54,368,079	0.30%	to	2.75%	2.10%	to	2.94%	18.26%	to	21.19%
2012	3,673,476	$14.390206	to	$15.133826	$35,411,519	0.50%	to	2.75%	1.95%	to	1.95%	16.94%	to	19.60%
Hartford Small/Mid Cap Equity HLS Fund
2016	285,147	$18.452482	to	$28.423377	$5,289,564	0.85%	to	2.70%	0.88%	to	1.48%	13.38%	to	15.50%
2015	346,758	$15.976238	to	$25.068396	$5,528,895	0.85%	to	2.70%	1.26%	to	1.51%	(7.27)%	to	(5.54)%
2014	423,478	$16.913383	to	$27.034635	$7,167,689	0.85%	to	2.70%	0.84%	to	1.49%	2.42%	to	4.33%
2013	532,429	$16.210977	to	$26.328652	$8,835,165	0.85%	to	2.75%	0.70%	to	1.35%	33.78%	to	36.35%
2012	891,826	$11.889440	to	$19.680033	$10,617,696	0.85%	to	2.75%	0.59%	to	0.60%	12.73%	to	14.89%
Hartford Ultrashort Bond HLS Fund

2016	137,441,753	$8.076279	to	$9.858641	$164,861,963	0.30%	to	2.80%	0.17%	to	0.47%	(1.82)%	to	0.34%
2015	161,425,005	$8.226209	to	$9.824980	$196,796,827	0.30%	to	2.80%	—%	to	0.32%	(2.64)%	to	(0.39)%
2014	201,242,987	$8.449044	to	$9.863416	$245,915,008	0.30%	to	2.80%	—%	to	—%	(2.66)%	to	(0.40)%
2013	284,272,584	$8.680299	to	$9.902898	$359,160,633	0.30%	to	2.80%	—%	to	—%	(2.76)%	to	(0.40)%
2012	443,476,326	$8.926799	to	$9.899871	$572,265,112	0.30%	to	2.80%	—%	to	—%	(2.76)%	to	(0.30)%
Hartford Small Company HLS Fund
2016	574,346	$21.782727	to	$24.129307	$9,304,990	0.30%	to	2.75%	—%	to	—%	(0.72)%	to	1.74%
2015	708,091	$21.941570	to	$23.410469	$11,294,114	0.50%	to	2.75%	—%	to	—%	(10.70)%	to	(8.67)%
2014	899,570	$24.571503	to	$25.632868	$15,918,053	0.50%	to	2.75%	—%	to	—%	4.17%	to	6.54%
2013	1,310,809	$23.588625	to	$24.277572	$21,697,890	0.30%	to	2.75%	0.08%	to	0.09%	40.47%	to	43.95%
2012	1,013,835	$16.747977	to	$16.793087	$11,686,999	0.50%	to	2.75%	—%	to	—%	12.50%	to	15.06%
Hartford SmallCap Growth HLS Fund
2016	262,837	$24.452916	to	$32.347106	$6,187,974	0.85%	to	2.70%	0.15%	to	0.16%	9.38%	to	11.42%
2015	349,639	$21.946095	to	$29.572946	$7,438,316	0.85%	to	2.70%	0.06%	to	0.08%	(3.20)%	to	(1.39)%
2014	386,127	$22.255139	to	$30.456529	$8,426,751	0.85%	to	2.75%	0.04%	to	0.07%	2.96%	to	4.94%
2013	558,459	$21.207706	to	$29.579870	$11,759,718	0.85%	to	2.75%	—%	to	0.41%	40.94%	to	43.65%
2012	771,308	$14.763938	to	$21.029882	$11,152,557	0.85%	to	2.70%	—%	to	—%	14.27%	to	16.40%
Hartford Stock HLS Fund
2016	160,751	$17.688900	to	$24.751131	$2,749,650	0.75%	to	2.75%	1.82%	to	1.90%	4.50%	to	6.61%
2015	127,336	$16.591820	to	$23.684955	$2,042,478	0.75%	to	2.75%	1.68%	to	1.83%	(0.04)%	to	1.98%
2014	135,218	$16.270343	to	$23.767583	$2,184,736	0.75%	to	2.70%	1.92%	to	4.56%	8.34%	to	10.48%
2013	162,836	$14.727613	to	$21.937608	$2,376,059	0.75%	to	2.70%	1.98%	to	2.02%	28.73%	to	31.26%
2012	426,435	$11.220310	to	$17.042120	$4,631,725	0.75%	to	2.70%	2.17%	to	2.59%	11.34%	to	13.53%
Hartford U.S. Government Securities HLS Fund
2016	2,282,900	$9.784952	to	$11.818688	$23,603,588	0.30%	to	2.75%	1.52%	to	2.28%	(1.21)%	to	1.24%
2015	2,339,514	$9.905117	to	$11.674274	$24,164,613	0.30%	to	2.75%	1.73%	to	1.82%	(1.19)%	to	1.26%
2014	1,996,216	$10.024703	to	$11.403055	$20,624,542	0.50%	to	2.75%	2.05%	to	2.24%	—%	to	2.30%
2013	2,543,568	$10.022108	to	$11.146482	$25,954,659	0.50%	to	2.75%	2.06%	to	2.38%	(4.35)%	to	(2.17)%
2012	4,988,331	$10.477812	to	$11.474120	$52,540,398	0.30%	to	2.75%	0.96%	to	1.87%	0.88%	to	3.39%
Hartford Value HLS Fund
2016	858,340	$21.990602	to	$24.842421	$15,091,684	0.50%	to	2.70%	1.71%	to	1.72%	10.67%	to	13.13%
2015	1,049,254	$19.871301	to	$21.959894	$16,383,347	0.50%	to	2.70%	1.54%	to	1.55%	(5.66)%	to	(3.56)%
2014	1,225,238	$21.064438	to	$22.771698	$19,906,746	0.50%	to	2.70%	1.47%	to	1.50%	8.40%	to	10.81%
2013	1,559,325	$19.382840	to	$20.550139	$22,957,524	0.50%	to	2.75%	0.72%	to	1.39%	28.36%	to	31.28%
2012	2,264,762	$15.099867	to	$15.653317	$25,410,694	0.50%	to	2.75%	2.15%	to	2.92%	13.81%	to	16.40%
Lord Abbett Fundamental Equity Fund
2016	590,335	$17.709076	to	$21.777355	$11,260,482	0.30%	to	1.50%	1.13%	to	1.16%	14.02%	to	15.40%
2015	749,744	$15.531399	to	$18.871612	$12,415,393	0.30%	to	1.50%	1.11%	to	1.18%	(4.88)%	to	(3.73)%
2014	829,970	$16.328531	to	$19.603342	$14,338,556	0.30%	to	1.50%	0.39%	to	0.41%	5.55%	to	6.82%
2013	916,947	$15.470435	to	$18.351660	$14,954,661	0.30%	to	1.50%	0.22%	to	0.25%	33.74%	to	35.35%
2012	817,096	$11.567545	to	$13.558492	$9,862,728	0.30%	to	1.50%	0.56%	to	0.57%	8.94%	to	10.25%
Lord Abbett Calibrated Dividend Growth Fund
2016	829,625	$18.947640	to	$21.517417	$15,026,874	0.85%	to	2.70%	1.51%	to	1.73%	12.04%	to	14.13%
2015	818,367	$16.602197	to	$19.205816	$13,043,354	0.85%	to	2.70%	1.69%	to	1.78%	(4.74)%	to	(2.96)%
2014	920,900	$15.338077	to	$17.108718	$15,224,523	0.85%	to	2.45%	1.61%	to	1.76%	8.84%	to	10.60%
2013	1,206,059	$14.091974	to	$15.469389	$18,126,146	0.85%	to	2.45%	1.26%	to	1.50%	24.83%	to	26.84%

2012	1,241,870	$12.195606	to	$14.912990	$14,815,093	0.85%	to	2.70%	2.89%	to	3.07%	9.46%	to	11.50%
Lord Abbett Bond Debenture Fund
2016	2,191,012	$17.518370	to	$18.611543	$36,091,538	0.30%	to	2.75%	2.34%	to	4.59%	9.09%	to	11.80%
2015	2,462,725	$15.669714	to	$17.060285	$36,709,515	0.30%	to	2.75%	3.52%	to	5.91%	(4.20)%	to	(1.83)%
2014	2,959,499	$15.961104	to	$17.808571	$45,468,923	0.30%	to	2.75%	3.54%	to	4.35%	1.52%	to	4.03%
2013	3,699,709	$15.342188	to	$17.542552	$55,209,422	0.30%	to	2.75%	4.15%	to	4.39%	5.24%	to	7.85%
2012	5,647,239	$14.225698	to	$16.669209	$78,821,659	0.30%	to	2.75%	5.68%	to	5.97%	9.48%	to	12.20%
Lord Abbett Growth and Income Fund
2016	451,693	$20.376761	to	$20.817381	$7,083,092	0.50%	to	2.70%	1.17%	to	1.38%	13.99%	to	16.53%
2015	560,989	$17.864529	to	$17.875274	$7,622,513	0.50%	to	2.70%	1.20%	to	1.20%	(5.45)%	to	(3.35)%
2014	692,897	$18.483270	to	$18.906066	$9,796,907	0.50%	to	2.70%	0.53%	to	0.67%	4.79%	to	7.12%
2013	855,047	$17.255404	to	$18.042659	$11,416,004	0.50%	to	2.70%	0.46%	to	0.61%	32.28%	to	35.22%
2012	1,314,729	$12.760933	to	$13.639447	$12,865,735	0.50%	to	2.70%	1.00%	to	1.03%	9.10%	to	11.53%
MFS® Growth Fund
2016	8,637,030	$24.631996	to	$26.339016	$122,778,839	0.30%	to	2.80%	—%	to	0.05%	(0.39)%	to	1.87%
2015	10,041,725	$24.727335	to	$25.520887	$140,739,991	0.50%	to	2.80%	—%	to	0.20%	4.59%	to	6.77%
2014	11,391,500	$23.642338	to	$23.903523	$152,064,452	0.50%	to	2.80%	—%	to	0.10%	5.94%	to	8.14%
2013	14,207,698	$22.303628	to	$22.317418	$178,720,894	0.30%	to	2.80%	—%	to	0.24%	33.08%	to	36.09%
2012	7,556,745	$16.275030	to	$16.770507	$69,703,082	0.50%	to	2.80%	—%	to	—%	14.15%	to	16.49%
MFS® Global Equity Fund
2016	792,564	$20.801372	to	$27.065192	$17,286,675	0.85%	to	2.80%	0.94%	to	1.00%	4.38%	to	6.44%
2015	902,321	$19.928024	to	$25.428183	$18,594,347	0.85%	to	2.80%	1.04%	to	1.09%	(4.14)%	to	(2.25)%
2014	1,054,058	$20.787805	to	$26.012901	$22,414,530	0.85%	to	2.80%	0.69%	to	0.73%	1.01%	to	2.99%
2013	1,299,109	$20.633337	to	$25.256535	$27,230,932	0.85%	to	2.75%	1.03%	to	1.07%	24.35%	to	26.73%
2012	1,390,050	$16.593040	to	$19.929000	$23,218,072	0.85%	to	2.75%	1.13%	to	1.15%	20.00%	to	22.30%
MFS® Investors Trust Fund
2016	7,912,747	$21.413220	to	$23.690084	$123,783,570	0.50%	to	2.80%	0.59%	to	0.86%	5.59%	to	7.78%
2015	9,578,000	$20.279694	to	$21.981049	$140,460,975	0.50%	to	2.80%	0.69%	to	0.89%	(2.55)%	to	(0.55)%
2014	11,987,858	$20.810395	to	$22.101507	$178,823,281	0.50%	to	2.80%	0.81%	to	1.14%	7.94%	to	10.16%
2013	15,608,746	$19.279366	to	$20.063384	$213,740,356	0.50%	to	2.80%	1.00%	to	1.73%	28.41%	to	31.08%
2012	24,614,520	$15.014115	to	$15.306120	$262,242,753	0.50%	to	2.80%	0.72%	to	0.89%	15.89%	to	18.24%
MFS® Mid Cap Growth Fund
2016	4,642,247	$10.465894	to	$26.984205	$42,265,469	0.70%	to	2.80%	—%	to	—%	2.01%	to	4.18%
2015	5,921,373	$10.046107	to	$26.451622	$52,127,831	0.70%	to	2.80%	—%	to	—%	1.72%	to	3.88%
2014	6,283,614	$9.670650	to	$26.003493	$53,878,020	0.70%	to	2.80%	—%	to	—%	5.86%	to	8.10%
2013	7,587,420	$8.945794	to	$24.564919	$60,765,890	0.70%	to	2.80%	—%	to	—%	33.92%	to	36.76%
2012	9,730,483	$6.541223	to	$18.342938	$57,492,580	0.70%	to	2.80%	—%	to	—%	13.30%	to	15.71%
MFS® New Discovery Fund
2016	4,050,785	$14.587915	to	$29.888778	$78,731,933	0.30%	to	2.80%	—%	to	—%	6.04%	to	8.47%
2015	4,804,092	$13.448482	to	$28.186188	$87,687,735	0.30%	to	2.80%	—%	to	—%	(4.60)%	to	(2.44)%
2014	6,101,489	$13.784625	to	$29.543884	$115,937,160	0.30%	to	2.80%	—%	to	—%	(9.82)%	to	(7.77)%
2013	8,386,327	$14.946075	to	$32.761080	$174,807,224	0.30%	to	2.80%	—%	to	—%	37.62%	to	40.79%
2012	12,139,969	$10.574906	to	$23.806222	$184,837,534	0.50%	to	2.80%	—%	to	—%	17.88%	to	20.30%
MFS® Total Return Fund
2016	21,338,580	$16.970149	to	$18.710636	$402,120,648	0.50%	to	2.80%	2.72%	to	3.44%	6.08%	to	8.27%
2015	24,907,211	$15.997080	to	$17.281075	$438,472,800	0.50%	to	2.80%	2.36%	to	2.60%	(3.12)%	to	(1.08)%

2014	29,349,919	$16.512607	to	$17.662229	$529,209,414	0.30%	to	2.80%	—%	to	1.87%	5.50%	to	7.91%
2013	36,646,233	$15.651313	to	$16.367266	$621,611,838	0.30%	to	2.80%	1.66%	to	1.86%	15.76%	to	18.38%
2012	55,304,855	$13.520426	to	$13.825762	$810,351,102	0.30%	to	2.80%	0.29%	to	2.72%	8.19%	to	10.60%
MFS® Value Fund
2016	10,966,308	$22.379369	to	$24.922682	$251,725,979	0.30%	to	2.80%	1.48%	to	2.33%	10.94%	to	13.43%
2015	13,176,343	$20.172589	to	$21.970943	$268,181,525	0.30%	to	2.80%	1.29%	to	2.39%	(3.48)%	to	(1.23)%
2014	15,543,246	$20.899410	to	$22.244720	$324,071,207	0.30%	to	2.80%	1.30%	to	1.62%	7.46%	to	9.87%
2013	20,712,600	$19.448755	to	$20.246014	$395,887,084	0.30%	to	2.80%	1.42%	to	1.56%	32.14%	to	35.19%
2012	23,342,471	$14.718539	to	$14.976078	$332,978,778	0.30%	to	2.80%	1.29%	to	1.58%	13.05%	to	15.54%
MFS® Total Return Bond Series
2016	38,148,403	$12.797583	to	$13.916194	$520,214,626	0.30%	to	2.80%	1.84%	to	4.02%	1.36%	to	3.70%
2015	42,254,978	$12.626347	to	$13.419897	$561,168,879	0.30%	to	2.80%	3.21%	to	3.38%	(3.06)%	to	(0.88)%
2014	49,619,046	$13.024355	to	$13.538877	$671,404,628	0.30%	to	2.80%	2.83%	to	2.84%	2.92%	to	5.30%
2013	63,104,890	$12.654375	to	$12.857122	$819,089,472	0.30%	to	2.80%	1.26%	to	1.66%	(3.77)%	to	(1.58)%
2012	27,648,766	$13.064074	to	$13.149603	$364,024,045	0.30%	to	2.80%	2.75%	to	2.94%	4.39%	to	6.73%
MFS® Research Fund
2016	980,543	$21.905803	to	$23.072039	$19,606,867	0.85%	to	2.80%	0.77%	to	0.78%	5.73%	to	7.82%
2015	1,179,120	$20.317840	to	$21.820857	$22,014,371	0.85%	to	2.80%	0.72%	to	0.72%	(1.98)%	to	(0.05)%
2014	1,450,301	$20.327821	to	$22.261565	$27,188,206	0.85%	to	2.80%	0.79%	to	0.81%	7.16%	to	9.27%
2013	1,683,027	$18.603416	to	$20.774295	$29,265,106	0.85%	to	2.80%	0.25%	to	0.32%	28.63%	to	31.17%
2012	2,615,544	$14.183107	to	$16.149826	$35,445,464	0.85%	to	2.80%	0.77%	to	0.79%	14.04%	to	16.28%
MFS® High Yield Portfolio
2016	8,167,930	$10.740269	to	$11.501580	$90,637,053	0.85%	to	2.80%	6.80%	to	7.13%	10.68%	to	12.86%
2015	8,850,862	$9.703703	to	$10.190929	$87,891,764	0.85%	to	2.80%	6.61%	to	7.65%	(6.86)%	to	(5.03)%
2014	11,022,122	$10.418731	to	$10.730506	$116,451,812	0.85%	to	2.80%	4.36%	to	5.36%	(0.03)%	to	1.94%
2013	15,078,674	$10.422041	to	$10.526650	$157,908,538	0.85%	to	2.80%	2.50%	to	2.72%	4.22%	to	5.27%
BlackRock Global Allocation V.I. Fund
2016	371,023	$11.518333	to	$12.365724	$4,374,530	0.30%	to	1.50%	0.85%	to	1.27%	2.26%	to	3.49%
2015	434,336	$11.263821	to	$11.948258	$4,989,616	0.30%	to	1.50%	1.02%	to	1.05%	(2.48)%	to	(1.30)%
2014	409,520	$11.549686	to	$12.105308	$4,807,811	0.30%	to	1.50%	1.63%	to	2.25%	0.41%	to	1.63%
2013	419,306	$11.501993	to	$11.911502	$4,878,497	0.30%	to	1.50%	1.03%	to	1.10%	12.71%	to	14.07%
2012	246,475	$10.204702	to	$10.441994	$2,536,238	0.30%	to	1.50%	0.09%	to	0.99%	8.33%	to	9.64%
BlackRock Global Opportunities V.I. Fund
2016	11,387	$14.630141	to	$16.965646	$192,278	1.40%	to	2.45%	1.45%	to	2.05%	1.08%	to	2.15%
2015	13,907	$14.322338	to	$16.784034	$228,573	1.40%	to	2.45%	0.78%	to	0.97%	(1.72)%	to	(0.69)%
2014	20,621	$14.421304	to	$17.078460	$340,805	1.40%	to	2.45%	1.08%	to	1.16%	(6.47)%	to	(5.49)%
2013	23,118	$15.258286	to	$18.260509	$398,006	1.40%	to	2.45%	0.34%	to	0.37%	26.64%	to	27.97%
2012	25,413	$11.923223	to	$13.781237	$344,956	1.40%	to	2.35%	0.85%	to	0.92%	11.95%	to	13.02%
BlackRock Large Cap Growth V.I. Fund
2016	34,067	$16.409527	to	$24.847190	$587,231	1.40%	to	2.60%	—%	to	0.58%	5.12%	to	6.38%
2015	40,893	$15.424747	to	$23.637915	$666,209	1.40%	to	2.60%	0.50%	to	0.60%	0.09%	to	1.30%
2014	52,098	$15.226766	to	$23.616209	$847,994	1.40%	to	2.60%	0.56%	to	0.61%	11.23%	to	12.58%
2013	64,446	$13.525591	to	$21.230957	$942,228	1.40%	to	2.60%	0.72%	to	0.81%	30.48%	to	32.06%
2012	88,149	$10.242183	to	$16.270969	$981,387	1.40%	to	2.60%	0.95%	to	1.39%	12.27%	to	13.62%
BlackRock Equity Dividend V.I. Fund
2016	459,446	$16.525564	to	$17.741094	$7,837,733	0.30%	to	1.50%	0.43%	to	1.57%	14.33%	to	15.71%

2015	642,928	$14.454091	to	$15.332222	$9,544,743	0.30%	to	1.50%	1.44%	to	1.45%	(2.29)%	to	(1.11)%
2014	679,670	$14.793529	to	$15.505077	$10,261,129	0.30%	to	1.50%	1.52%	to	1.64%	7.44%	to	8.74%
2013	768,832	$13.768822	to	$14.258946	$10,732,962	0.30%	to	1.50%	1.72%	to	1.97%	22.27%	to	23.75%
2012	711,362	$11.260778	to	$11.478547	$8,067,470	0.50%	to	1.50%	2.03%	to	2.29%	10.24%	to	11.34%
UIF Core Plus Fixed Income Portfolio
2016	58,272	$10.510559	to	$10.943776	$627,324	1.35%	to	2.50%	1.66%	to	1.66%	3.25%	to	4.44%
2015	61,649	$10.180099	to	$10.478496	$638,396	1.35%	to	2.50%	3.20%	to	3.65%	(3.28)%	to	(2.16)%
2014	80,658	$10.525379	to	$10.710012	$859,890	1.35%	to	2.50%	2.83%	to	2.98%	4.91%	to	6.12%
2013	97,592	$10.032769	to	$10.092052	$983,095	1.35%	to	2.50%	—%	to	—%	0.33%	to	0.92%
UIF Growth Portfolio
2016	122,888	$14.086260	to	$14.666750	$1,780,243	1.35%	to	2.50%	—%	to	—%	(4.35)%	to	(3.24)%
2015	155,219	$14.726161	to	$15.157585	$2,332,821	1.35%	to	2.50%	—%	to	—%	9.20%	to	10.47%
2014	200,188	$13.484988	to	$13.721383	$2,732,375	1.35%	to	2.50%	—%	to	—%	3.47%	to	4.67%
2013	255,664	$13.016247	to	$13.109696	$3,346,277	1.35%	to	2.75%	—%	to	—%	30.16%	to	31.10%
UIF Mid Cap Growth Portfolio
2016	660,504	$13.911017	to	$20.746745	$9,081,317	0.75%	to	2.75%	—%	to	—%	(11.32)%	to	(9.52)%
2015	757,510	$15.375321	to	$23.394195	$11,541,796	0.75%	to	2.75%	—%	to	—%	(8.54)%	to	(6.69)%
2014	882,595	$16.478001	to	$25.578603	$14,440,819	0.75%	to	2.75%	—%	to	—%	(0.92)%	to	1.08%
2013	1,071,141	$16.301895	to	$25.816450	$17,333,856	0.75%	to	2.75%	0.24%	to	0.35%	33.76%	to	36.46%
2012	1,898,727	$11.946499	to	$19.300529	$22,232,072	0.75%	to	2.75%	—%	to	—%	5.55%	to	7.68%
Invesco V.I. American Value Fund
2016	524,313	$18.203574	to	$26.141135	$9,695,149	0.85%	to	2.70%	0.12%	to	0.13%	12.15%	to	14.24%
2015	620,172	$15.933971	to	$23.308947	$9,999,891	0.85%	to	2.70%	0.01%	to	0.01%	(11.78)%	to	(10.13)%
2014	713,051	$17.729300	to	$26.419904	$12,854,092	0.85%	to	2.70%	0.18%	to	0.22%	6.56%	to	8.55%
2013	851,094	$16.332597	to	$24.729846	$14,215,747	0.85%	to	2.75%	0.52%	to	0.75%	30.30%	to	32.80%
2012	1,263,737	$12.298679	to	$19.017410	$15,637,431	0.85%	to	2.70%	0.62%	to	0.64%	13.96%	to	16.09%
Morgan Stanley Mid Cap Growth Portfolio
2016	21,264	$13.086696	to	$20.999877	$267,193	1.35%	to	2.45%	—%	to	—%	(11.62)%	to	(10.64)%
2015	24,422	$14.645554	to	$23.761362	$345,798	1.35%	to	2.45%	—%	to	—%	(9.07)%	to	(8.06)%
2014	38,397	$15.929315	to	$26.130248	$594,425	1.35%	to	2.45%	—%	to	—%	(1.66)%	to	(0.57)%
2013	45,658	$14.607207	to	$16.020231	$709,839	1.35%	to	2.20%	0.06%	to	0.06%	34.37%	to	35.52%
2012	55,282	$10.870781	to	$11.821534	$635,992	1.35%	to	2.20%	—%	to	—%	5.88%	to	6.78%
BlackRock Capital Appreciation V.I. Fund
2016	449,402	$14.400641	to	$15.278228	$6,737,155	0.50%	to	1.50%	—%	to	—%	(1.62)%	to	(0.63)%
2015	520,018	$14.637837	to	$15.375355	$7,866,735	0.50%	to	1.50%	—%	to	—%	5.02%	to	6.08%
2014	608,729	$13.937768	to	$14.494328	$8,724,719	0.50%	to	1.50%	—%	to	—%	6.94%	to	8.01%
2013	705,102	$13.033462	to	$13.419051	$9,392,354	0.50%	to	1.50%	—%	to	—%	31.41%	to	32.73%
2012	709,926	$9.918146	to	$10.110023	$7,187,104	0.50%	to	1.50%	0.63%	to	0.70%	11.88%	to	13.00%
Oppenheimer Capital Appreciation Fund/VA
2016	122,044	$15.026166	to	$21.834458	$1,795,609	0.85%	to	2.75%	0.11%	to	0.12%	(5.08)%	to	(3.26)%
2015	165,209	$15.531833	to	$23.002491	$2,510,795	0.85%	to	2.75%	—%	to	—%	0.47%	to	2.39%
2014	164,652	$15.168776	to	$22.895896	$2,512,094	0.85%	to	2.75%	0.21%	to	0.26%	12.01%	to	14.15%
2013	170,022	$13.288083	to	$20.441751	$2,252,777	0.85%	to	2.75%	0.75%	to	0.88%	25.92%	to	28.33%
2012	242,428	$10.354264	to	$16.233549	$2,491,089	0.85%	to	2.75%	0.40%	to	0.48%	10.72%	to	12.84%
Oppenheimer Global Fund/VA
2016	704,970	$14.684228	to	$20.443601	$10,102,954	0.85%	to	2.75%	0.76%	to	0.79%	(2.87)%	to	(1.00)%

2015	930,508	$14.832940	to	$21.047069	$13,511,080	0.85%	to	2.75%	1.07%	to	1.11%	0.86%	to	2.79%
2014	1,117,461	$14.429674	to	$20.867763	$15,859,465	0.85%	to	2.75%	0.86%	to	1.16%	(0.71)%	to	1.19%
2013	1,371,599	$14.259651	to	$21.017468	$19,317,277	0.85%	to	2.75%	1.13%	to	1.31%	23.55%	to	25.92%
2012	2,458,427	$11.379499	to	$17.011297	$27,307,890	0.75%	to	2.75%	1.92%	to	2.53%	17.67%	to	20.05%
Oppenheimer Main Street Fund®/VA
2016	131,697	$18.171861	to	$23.952233	$2,364,205	0.85%	to	2.75%	0.85%	to	0.86%	8.28%	to	10.36%
2015	191,683	$16.466604	to	$22.120904	$3,091,066	0.85%	to	2.75%	0.65%	to	0.68%	0.31%	to	2.23%
2014	234,265	$16.106807	to	$22.052784	$3,696,874	0.85%	to	2.75%	0.48%	to	0.58%	7.41%	to	9.47%
2013	262,453	$14.713944	to	$20.532026	$3,800,498	0.85%	to	2.75%	0.84%	to	0.87%	27.88%	to	30.33%
2012	334,198	$11.290049	to	$16.056067	$3,725,587	0.85%	to	2.75%	0.66%	to	0.76%	13.45%	to	15.62%
Oppenheimer Main Street Small Cap Fund/VA
2016	749,599	$21.480284	to	$29.082018	$15,735,710	0.75%	to	2.75%	0.25%	to	0.25%	14.48%	to	16.79%
2015	932,091	$18.391829	to	$25.403315	$16,787,101	0.75%	to	2.75%	0.63%	to	0.71%	(8.64)%	to	(6.80)%
2014	1,144,477	$19.732756	to	$27.806365	$22,197,302	0.75%	to	2.75%	0.56%	to	0.62%	8.63%	to	10.82%
2013	1,475,043	$17.806066	to	$25.598128	$25,782,479	0.75%	to	2.75%	0.68%	to	1.03%	36.81%	to	39.57%
2012	2,228,053	$12.757530	to	$18.710163	$27,876,674	0.75%	to	2.75%	0.33%	to	0.33%	14.48%	to	16.79%
Oppenheimer Equity Income Fund/VA
2016	165,095	$14.618266	to	$19.878685	$2,366,404	0.85%	to	2.75%	5.24%	to	5.27%	12.01%	to	14.15%
2015	212,228	$12.805787	to	$17.747933	$2,672,307	0.85%	to	2.75%	2.67%	to	2.73%	(12.27)%	to	(10.58)%
2014	244,000	$14.321652	to	$20.229882	$3,466,094	0.85%	to	2.75%	1.48%	to	1.51%	7.73%	to	9.79%
2013	285,975	$13.044475	to	$18.827018	$3,689,507	0.85%	to	2.70%	1.13%	to	1.19%	25.28%	to	27.62%
2012	151,367	$10.221740	to	$15.028094	$1,569,430	0.85%	to	2.70%	1.13%	to	1.13%	10.08%	to	12.13%
Putnam VT Diversified Income Fund
2016	2,877,125	$14.169873	to	$17.629106	$38,912,966	0.75%	to	2.75%	6.98%	to	7.10%	2.56%	to	4.63%
2015	3,533,319	$13.542501	to	$17.188938	$45,926,832	0.75%	to	2.75%	8.20%	to	9.12%	(4.99)%	to	(3.07)%
2014	4,115,124	$13.971545	to	$18.091859	$55,521,261	0.75%	to	2.75%	7.77%	to	10.24%	(2.37)%	to	(0.40)%
2013	5,112,542	$14.028001	to	$18.531931	$69,534,219	0.75%	to	2.75%	3.03%	to	3.75%	4.89%	to	7.01%
2012	7,129,432	$13.109378	to	$17.668133	$90,905,102	0.75%	to	2.75%	5.43%	to	5.52%	8.50%	to	10.69%
Putnam VT Global Asset Allocation Fund
2016	185,862	$13.899996	to	$15.592001	$2,833,791	1.15%	to	2.45%	—%	to	1.91%	4.13%	to	5.49%
2015	203,461	$13.348768	to	$14.780228	$2,954,561	1.15%	to	2.45%	—%	to	2.17%	(2.25)%	to	(0.97)%
2014	313,204	$14.925369	to	$20.857346	$4,617,068	1.15%	to	2.40%	1.98%	to	2.30%	6.83%	to	8.17%
2013	370,550	$13.797846	to	$19.524199	$5,048,593	1.15%	to	2.40%	1.82%	to	2.16%	16.66%	to	18.13%
2012	736,311	$10.968758	to	$11.908654	$8,526,279	0.75%	to	2.45%	—%	to	0.73%	11.44%	to	13.35%
Putnam VT Growth Opportunities Fund+
2016	740,010	$10.482623	to	$10.556110	$7,784,331	0.30%	to	1.50%	—%	to	—%	4.83%	to	5.56%
Putnam VT International Value Fund
2016	87,253	$8.283132	to	$13.785379	$751,319	1.25%	to	2.40%	2.48%	to	2.52%	(1.29)%	to	(0.15)%
2015	99,011	$8.295657	to	$13.966060	$859,357	1.25%	to	2.40%	1.07%	to	1.15%	(4.33)%	to	(3.22)%
2014	107,506	$8.571474	to	$14.597418	$953,508	1.25%	to	2.40%	1.34%	to	1.35%	(11.64)%	to	(10.61)%
2013	114,845	$9.589137	to	$16.519571	$1,150,307	1.25%	to	2.40%	2.74%	to	3.29%	19.32%	to	20.69%
2012	156,408	$8.100248	to	$13.845310	$1,305,467	0.85%	to	2.40%	2.90%	to	4.98%	18.82%	to	20.67%
Putnam VT International Equity Fund
2016	159,505	$9.316083	to	$13.884178	$1,422,666	0.75%	to	2.75%	3.32%	to	3.38%	(5.10)%	to	(3.18)%
2015	130,647	$9.622323	to	$14.630565	$1,231,619	0.75%	to	2.75%	—%	to	1.15%	(2.58)%	to	(0.61)%
2014	130,989	$9.681175	to	$15.341442	$1,243,820	0.75%	to	2.40%	0.76%	to	0.92%	(8.99)%	to	(7.47)%

2013	156,042	$10.463205	to	$16.856709	$1,585,939	0.75%	to	2.40%	—%	to	1.75%	25.04%	to	27.11%
2012	159,185	$8.034559	to	$13.289604	$1,303,847	1.25%	to	2.75%	2.16%	to	2.18%	18.61%	to	20.40%
Putnam VT Investors Fund
2016	14,833	$19.969294	to	$26.544240	$341,558	0.50%	to	1.50%	1.30%	to	1.33%	10.38%	to	11.49%
2015	16,715	$18.090983	to	$23.808151	$344,159	0.50%	to	1.50%	0.59%	to	1.19%	(3.63)%	to	(2.67)%
2014	20,939	$18.773146	to	$24.730592	$458,592	0.30%	to	1.50%	—%	to	1.25%	12.22%	to	13.57%
2013	9,920	$16.729294	to	$21.580184	$185,390	0.50%	to	1.50%	1.41%	to	1.46%	33.11%	to	34.45%
2012	9,099	$12.581848	to	$16.050711	$129,579	0.50%	to	1.45%	1.02%	to	1.29%	15.15%	to	16.25%
Putnam VT Small Cap Value Fund
2016	102,907	$20.408106	to	$28.197366	$2,005,834	0.75%	to	2.70%	1.20%	to	1.22%	24.10%	to	26.54%
2015	108,107	$16.127762	to	$22.721990	$1,674,527	0.75%	to	2.70%	0.84%	to	0.85%	(6.79)%	to	(4.95)%
2014	141,157	$16.968452	to	$24.377401	$2,305,345	0.75%	to	2.70%	0.46%	to	1.35%	0.68%	to	2.66%
2013	202,752	$16.528583	to	$24.213174	$3,280,334	0.75%	to	2.70%	0.84%	to	1.03%	35.89%	to	38.56%
2012	186,810	$11.928452	to	$17.818061	$2,235,027	0.75%	to	2.70%	0.44%	to	0.44%	14.36%	to	16.61%

Putnam VT Voyager Fund+
2016	—	$14.615706	to	$21.823002	$—	0.30%	to	1.50%	1.17%	to	1.17%	1.98%	to	3.21%
2015	514,559	$14.331240	to	$21.144952	$8,755,264	0.30%	to	1.50%	1.09%	to	1.16%	(7.51)%	to	(6.39)%
2014	577,823	$15.495093	to	$22.342034	$10,534,687	0.50%	to	1.50%	0.74%	to	0.75%	8.09%	to	9.17%
2013	622,930	$14.335692	to	$20.649711	$10,533,928	0.30%	to	1.50%	—%	to	0.93%	41.59%	to	43.29%
2012	672,840	$10.125015	to	$14.310109	$7,794,695	0.50%	to	1.50%	0.28%	to	0.30%	12.53%	to	13.66%
Putnam VT Equity Income Fund
2016	67,244	$19.949839	to	$25.971361	$1,634,065	0.50%	to	1.50%	1.37%	to	1.91%	11.95%	to	13.08%
2015	74,738	$17.820079	to	$22.967914	$1,605,533	0.50%	to	1.50%	1.48%	to	1.49%	(4.49)%	to	(3.53)%
2014	90,508	$18.657115	to	$23.807401	$2,034,168	0.50%	to	1.50%	1.58%	to	1.79%	10.98%	to	12.10%
2013	86,799	$16.810753	to	$21.237933	$1,730,502	0.50%	to	1.50%	1.85%	to	2.12%	30.44%	to	31.75%
2012	81,472	$12.887241	to	$16.232605	$1,245,921	0.30%	to	1.50%	—%	to	2.00%	17.53%	to	18.95%
PIMCO All Asset Fund
2016	119,653	$10.982056	to	$11.789849	$1,336,838	0.30%	to	1.50%	2.48%	to	2.55%	11.22%	to	12.57%
2015	145,604	$9.873838	to	$10.473692	$1,455,948	0.30%	to	1.50%	3.19%	to	3.26%	(10.54)%	to	(9.46)%
2014	158,736	$11.037121	to	$11.567924	$1,767,709	0.30%	to	1.50%	2.96%	to	4.77%	(1.04)%	to	—%
2013	180,362	$11.153166	to	$11.550113	$2,028,753	0.30%	to	1.50%	2.74%	to	4.55%	(1.38)%	to	(0.19)%
2012	143,177	$11.309358	to	$11.572157	$1,626,976	0.30%	to	1.50%	4.76%	to	5.18%	13.10%	to	14.46%
PIMCO StocksPLUS Global Portfolio+
2016	501,271	$11.274180	to	$11.961135	$5,816,954	0.50%	to	1.50%	4.99%	to	5.00%	6.14%	to	7.21%
2015	616,883	$10.621657	to	$11.156688	$6,700,487	0.50%	to	1.50%	5.64%	to	5.77%	(10.37)%	to	(9.47)%
2014	623,021	$11.850853	to	$12.323864	$7,508,439	0.50%	to	1.50%	—%	to	—%	(0.60)%	to	0.40%
2013	676,739	$11.922059	to	$12.274554	$8,157,536	0.50%	to	1.50%	1.93%	to	2.06%	17.42%	to	18.60%
2012	613,597	$10.153212	to	$10.349481	$6,249,628	0.50%	to	1.50%	0.84%	to	0.94%	8.14%	to	9.22%
PIMCO Global Multi-Asset Managed Allocation Portfolio
2016	58,554	$9.749097	to	$10.343180	$574,497	0.50%	to	1.50%	2.03%	to	2.49%	2.37%	to	3.40%
2015	67,135	$9.523174	to	$10.002941	$643,030	0.50%	to	1.50%	1.18%	to	1.91%	(1.74)%	to	(0.76)%
2014	80,259	$9.692213	to	$10.079179	$781,047	0.50%	to	1.50%	1.37%	to	2.76%	3.01%	to	4.05%
2013	81,041	$9.408609	to	$9.686929	$764,413	0.50%	to	1.50%	3.15%	to	3.19%	(9.28)%	to	(8.37)%
2012	71,070	$10.371089	to	$10.571584	$737,329	0.50%	to	1.50%	3.35%	to	3.50%	7.16%	to	8.23%
Jennison 20/20 Focus Fund

2016	195,644	$2.105864	to	$21.804014	$517,623	1.70%	to	2.60%	—%	to	—%	(1.37)%	to	(0.48)%
2015	200,914	$2.115950	to	$22.106585	$531,845	1.70%	to	2.60%	—%	to	—%	3.15%	to	4.08%
2014	224,046	$2.033035	to	$21.432385	$559,117	1.70%	to	2.60%	—%	to	—%	3.96%	to	4.90%
2013	229,655	$1.937982	to	$20.615066	$544,906	1.70%	to	2.60%	—%	to	—%	26.04%	to	27.18%
2012	250,217	$1.523865	to	$16.356405	$459,248	1.70%	to	2.60%	—%	to	—%	7.78%	to	8.75%
Jennison Fund+
2016	—	$1.524852	to	$1.524852	$—	2.20%	to	2.20%	—%	to	—%	(3.44)%	to	(3.44)%
2015	28,559	$1.579164	to	$1.579164	$45,100	2.20%	to	2.20%	—%	to	—%	8.61%	to	8.61%
2014	28,559	$1.453924	to	$1.453924	$41,523	2.20%	to	2.20%	—%	to	—%	7.20%	to	7.20%
2013	28,559	$1.356307	to	$1.356307	$38,735	2.20%	to	2.20%	—%	to	—%	34.13%	to	34.13%
2012	43,669	$1.011181	to	$1.011181	$44,157	2.20%	to	2.20%	—%	to	—%	13.21%	to	13.21%
Prudential Value Portfolio
2016	186,190	$1.741103	to	$21.459662	$362,942	1.70%	to	2.45%	—%	to	—%	8.27%	to	9.09%
2015	186,334	$1.596097	to	$19.820553	$335,942	1.70%	to	2.45%	—%	to	—%	(10.76)%	to	(10.09)%
2014	187,205	$1.775157	to	$22.210273	$378,404	1.70%	to	2.45%	—%	to	—%	7.01%	to	7.81%
2013	188,064	$1.646523	to	$20.755915	$355,503	1.70%	to	2.45%	—%	to	—%	29.32%	to	30.30%
2012	221,467	$1.263664	to	$16.049431	$315,604	1.70%	to	2.45%	0.55%	to	0.55%	11.37%	to	12.21%
Invesco V.I. Growth and Income Fund
2016	1,593,294	$18.243464	to	$22.050053	$30,094,945	0.75%	to	2.70%	0.90%	to	0.93%	16.25%	to	18.54%
2015	1,866,585	$15.390492	to	$18.967964	$29,857,151	0.75%	to	2.70%	2.57%	to	2.63%	(5.89)%	to	(4.04)%
2014	2,183,245	$16.037690	to	$20.155093	$36,691,354	0.75%	to	2.70%	1.08%	to	1.64%	7.04%	to	9.14%
2013	2,893,224	$14.694090	to	$18.782197	$44,729,272	0.75%	to	2.75%	1.18%	to	1.23%	30.14%	to	32.77%
2012	3,837,095	$11.014058	to	$14.461375	$44,591,206	0.85%	to	2.70%	1.28%	to	1.54%	11.30%	to	13.38%
Invesco V.I. Comstock Fund
2016	60,349	$22.663606	to	$26.135580	$1,511,336	1.35%	to	2.50%	0.57%	to	1.30%	14.10%	to	15.42%
2015	78,471	$19.863059	to	$22.644138	$1,702,452	1.35%	to	2.50%	1.69%	to	1.69%	(8.51)%	to	(7.45)%
2014	90,401	$21.711063	to	$24.467663	$2,128,190	1.35%	to	2.50%	1.02%	to	1.11%	6.41%	to	7.64%
2013	122,895	$20.403590	to	$22.731362	$2,702,011	1.35%	to	2.50%	1.43%	to	1.46%	32.31%	to	33.84%
2012	159,504	$15.421242	to	$16.984478	$2,630,889	1.35%	to	2.50%	1.42%	to	1.45%	15.99%	to	17.33%
Invesco V.I. American Franchise Fund
2016	2,640,515	$14.711905	to	$16.470522	$40,794,351	0.85%	to	2.80%	—%	to	—%	(0.56)%	to	1.40%
2015	3,275,761	$14.794375	to	$16.242854	$50,380,488	0.85%	to	2.80%	—%	to	—%	2.11%	to	4.12%
2014	3,982,108	$14.489106	to	$15.600423	$59,476,691	0.85%	to	2.80%	0.04%	to	0.04%	5.45%	to	7.52%
2013	4,468,382	$13.740793	to	$14.509057	$62,824,449	0.85%	to	2.80%	0.38%	to	0.45%	36.27%	to	38.95%
2012	6,138,699	$10.083217	to	$10.441741	$62,842,077	0.85%	to	2.80%	—%	to	—%	10.59%	to	12.77%
Invesco V.I. Mid Cap Growth Fund
2016	543,581	$13.208587	to	$14.409714	$7,486,452	0.75%	to	2.75%	—%	to	—%	(1.98)%	to	(0.18)%
2015	834,993	$13.475099	to	$14.435561	$11,616,415	0.75%	to	2.75%	—%	to	—%	(1.54)%	to	0.29%
2014	762,923	$13.685733	to	$14.394247	$10,699,017	0.75%	to	2.75%	—%	to	—%	5.11%	to	6.89%
2013	1,016,535	$13.020689	to	$13.466679	$13,448,655	0.75%	to	2.75%	0.20%	to	0.51%	33.30%	to	35.58%
2012	840,320	$9.767694	to	$9.924071	$8,268,268	0.85%	to	2.75%	—%	to	—%	(2.32)%	to	(0.76)%
Wells Fargo VT Index Asset Allocation Fund
2016	171,895	$2.132126	to	$20.773850	$375,501	1.35%	to	2.45%	0.87%	to	0.88%	5.06%	to	6.23%
2015	171,439	$2.007157	to	$19.772457	$360,197	1.35%	to	2.45%	1.05%	to	1.22%	(1.20)%	to	(0.11)%
2014	306,834	$1.744947	to	$2.009342	$771,323	1.35%	to	2.50%	1.36%	to	1.46%	15.15%	to	16.48%
2013	392,416	$1.515427	to	$1.725118	$723,530	1.35%	to	2.50%	1.54%	to	1.57%	16.68%	to	18.03%

2012	509,389	$1.298791	to	$1.461617	$818,108	1.35%	to	2.50%	1.38%	to	1.53%	10.24%	to	11.52%
Wells Fargo VT Total Return Bond Fund+
2016	—	$1.658007	to	$12.314005	$—	1.35%	to	2.75%	0.47%	to	0.47%	1.39%	to	2.09%
2015	1,293,198	$1.624126	to	$12.145262	$2,094,523	1.35%	to	2.75%	1.28%	to	1.29%	(2.58)%	to	(1.21)%
2014	1,916,800	$1.643962	to	$12.466860	$3,597,468	1.35%	to	2.75%	1.36%	to	1.36%	2.73%	to	4.18%
2013	2,409,449	$1.578072	to	$12.135875	$4,292,748	1.35%	to	2.75%	1.24%	to	1.24%	(5.08)%	to	(3.74)%
2012	3,279,900	$1.639407	to	$12.785324	$5,451,561	1.35%	to	2.75%	1.44%	to	1.45%	3.23%	to	4.68%
Wells Fargo VT Intrinsic Value Fund+
2016	—	$1.542068	to	$1.806359	$—	1.35%	to	2.50%	1.72%	to	1.87%	(0.55)%	to	0.01%
2015	803,630	$1.550661	to	$1.806242	$1,665,660	1.35%	to	2.50%	0.86%	to	0.88%	(2.98)%	to	(1.86)%
2014	1,009,928	$1.598315	to	$1.840450	$2,120,817	1.35%	to	2.50%	0.73%	to	0.76%	7.59%	to	8.83%
2013	1,435,806	$1.485583	to	$1.691084	$2,539,064	1.35%	to	2.50%	0.99%	to	1.01%	27.09%	to	28.56%
2012	1,933,900	$1.168928	to	$1.315436	$2,477,581	1.35%	to	2.50%	1.35%	to	1.35%	16.52%	to	17.87%
Wells Fargo VT International Equity Fund
2016	40,902	$12.263971	to	$13.219323	$522,678	1.35%	to	2.50%	2.91%	to	2.91%	0.74%	to	1.91%
2015	53,577	$12.173375	to	$12.971555	$672,423	1.35%	to	2.50%	3.89%	to	4.01%	(0.71)%	to	0.44%
2014	56,241	$12.260820	to	$12.915291	$707,492	1.35%	to	2.50%	2.50%	to	2.61%	(7.69)%	to	(6.62)%
2013	80,929	$13.282386	to	$13.831388	$1,099,723	1.35%	to	2.50%	2.12%	to	2.14%	16.57%	to	17.92%
2012	109,977	$11.394184	to	$11.729566	$1,273,524	1.35%	to	2.50%	1.35%	to	1.37%	10.68%	to	11.96%
Wells Fargo VT Small Cap Growth Fund
2016	373,672	$2.136739	to	$2.517721	$1,091,250	1.35%	to	2.50%	—%	to	—%	5.09%	to	6.30%
2015	506,979	$2.033313	to	$2.368461	$1,340,163	1.35%	to	2.50%	—%	to	—%	(5.28)%	to	(4.18)%
2014	718,265	$2.146673	to	$2.471908	$1,930,732	1.35%	to	2.50%	—%	to	—%	(4.30)%	to	(3.19)%
2013	939,461	$2.243131	to	$2.553438	$2,534,678	1.35%	to	2.50%	—%	to	—%	46.53%	to	48.22%
2012	1,299,692	$1.530857	to	$1.722746	$2,159,489	1.35%	to	2.50%	—%	to	—%	5.21%	to	6.43%
Wells Fargo VT Discovery Fund
2016	28,832	$26.058826	to	$28.875454	$750,663	1.35%	to	2.45%	—%	to	—%	5.04%	to	6.20%
2015	38,136	$24.537066	to	$27.489963	$938,810	1.35%	to	2.45%	—%	to	—%	(3.85)%	to	(2.78)%
2014	50,650	$25.239790	to	$28.590111	$1,265,555	1.35%	to	2.45%	—%	to	—%	(2.07)%	to	(0.99)%
2013	73,497	$25.492367	to	$29.195713	$1,875,011	1.35%	to	2.45%	0.01%	to	0.01%	40.33%	to	41.88%
2012	89,517	$17.968169	to	$20.805660	$1,618,360	1.35%	to	2.45%	—%	to	—%	14.89%	to	16.16%
Wells Fargo VT Small Cap Value Fund+
2016	—	$15.291615	to	$19.942243	$—	1.35%	to	2.45%	—%	to	0.18%	6.14%	to	6.71%
2015	7,251	$14.329635	to	$18.788422	$100,894	1.35%	to	2.45%	0.25%	to	0.40%	(12.80)%	to	(11.83)%
2014	12,770	$16.252650	to	$21.545639	$220,452	1.35%	to	2.45%	0.28%	to	0.65%	1.93%	to	3.06%
2013	14,946	$15.770519	to	$21.137712	$229,743	1.35%	to	2.45%	0.69%	to	0.70%	11.98%	to	13.21%
2012	20,885	$13.060130	to	$13.929712	$279,657	1.35%	to	2.20%	0.81%	to	0.86%	11.52%	to	12.47%
Wells Fargo VT Opportunity Fund
2016	6,844	$18.707191	to	$21.004678	$133,877	1.35%	to	2.35%	0.04%	to	2.02%	9.62%	to	10.72%
2015	10,027	$17.065145	to	$18.970335	$179,989	1.35%	to	2.35%	0.13%	to	0.13%	(5.34)%	to	(4.38)%
2014	14,061	$18.027148	to	$19.840186	$270,025	1.35%	to	2.35%	0.06%	to	0.09%	7.86%	to	8.94%
2013	23,226	$16.713448	to	$18.211399	$410,366	1.35%	to	2.35%	0.20%	to	0.20%	27.65%	to	28.93%
2012	25,577	$13.093485	to	$14.125238	$351,370	1.35%	to	2.35%	0.10%	to	0.10%	12.84%	to	13.97%
HIMCO VIT Index Fund
2016	1,597,103	$19.703335	to	$26.757917	$35,156,037	0.30%	to	1.50%	—%	to	2.06%	9.68%	to	11.00%
2015	1,846,002	$17.964414	to	$24.105494	$36,738,587	0.30%	to	1.50%	—%	to	0.34%	(0.68)%	to	0.52%

2014	1,816,005	$18.087087	to	$23.980581	$36,158,079	0.30%	to	1.50%	—%	to	—%	4.55%	to	5.04%
HIMCO VIT Portfolio Diversifier Fund
2016	35,328,286	$6.949282	to	$7.430450	$252,409,874	0.30%	to	1.50%	—%	to	—%	(5.97)%	to	(4.84)%
2015	36,718,418	$7.390702	to	$7.808156	$277,368,975	0.30%	to	1.50%	0.86%	to	0.91%	(3.35)%	to	(2.18)%
2014	39,550,929	$7.646781	to	$7.982319	$307,580,794	0.30%	to	1.50%	0.16%	to	0.16%	(1.71)%	to	(1.21)%
HIMCO VIT American Funds Asset Allocation Fund
2016	1,791,226	$19.124912	to	$21.494786	$28,527,909	0.30%	to	2.75%	2.24%	to	2.51%	6.15%	to	8.78%
2015	2,191,971	$18.016593	to	$19.759147	$32,167,801	0.30%	to	2.75%	1.35%	to	1.44%	(1.63)%	to	0.81%
2014	2,767,988	$18.314514	to	$19.599713	$40,602,132	0.30%	to	2.75%	—%	to	—%	0.74%	to	1.76%
HIMCO VIT American Funds Blue Chip Income and Growth Fund
2016	1,713,301	$23.339640	to	$26.627915	$31,653,578	0.30%	to	2.70%	1.64%	to	2.28%	15.31%	to	18.11%
2015	2,009,367	$20.241470	to	$22.545865	$31,383,653	0.30%	to	2.70%	2.96%	to	3.26%	(5.88)%	to	(3.59)%
2014	2,407,238	$21.505458	to	$23.385569	$39,271,817	0.30%	to	2.70%	—%	to	—%	4.60%	to	5.67%
HIMCO VIT American Funds Bond Fund
2016	9,981,046	$11.559895	to	$12.871090	$109,812,557	0.30%	to	2.75%	3.41%	to	4.56%	(0.13)%	to	2.35%
2015	11,201,371	$11.574821	to	$12.575800	$122,013,727	0.30%	to	2.75%	1.13%	to	1.79%	(2.77)%	to	(0.36)%
2014	13,947,816	$11.904495	to	$12.620909	$154,400,485	0.30%	to	2.75%	—%	to	—%	(0.21)%	to	0.81%
HIMCO VIT American Funds Global Bond Fund
2016	799,400	$10.457762	to	$11.602490	$8,267,948	0.30%	to	2.70%	—%	to	1.64%	(0.33)%	to	2.10%
2015	806,672	$10.491931	to	$11.217539	$8,360,359	0.50%	to	2.70%	1.30%	to	1.42%	(6.94)%	to	(4.87)%
2014	1,082,486	$11.274306	to	$11.791607	$11,925,644	0.50%	to	2.70%	—%	to	—%	(4.94)%	to	(3.98)%
HIMCO VIT American Funds Global Growth and Income Fund
2016	1,798,553	$19.872892	to	$20.709244	$24,254,374	0.30%	to	2.70%	1.04%	to	1.99%	4.17%	to	6.70%
2015	2,321,936	$19.078079	to	$19.409624	$29,451,743	0.30%	to	2.70%	3.43%	to	3.49%	(4.26)%	to	(1.94)%
2014	2,866,829	$19.792626	to	$19.927300	$37,160,327	0.30%	to	2.70%	—%	to	—%	(1.64)%	to	(0.59)%
HIMCO VIT American Funds Global Growth Fund
2016	844,035	$20.795815	to	$21.021891	$12,842,912	0.50%	to	2.70%	1.89%	to	1.97%	(2.52)%	to	(0.35)%
2015	1,065,346	$20.869025	to	$21.565093	$16,151,600	0.50%	to	2.70%	0.82%	to	0.88%	3.76%	to	6.06%
2014	1,221,885	$19.675954	to	$20.784553	$17,528,173	0.50%	to	2.70%	—%	to	—%	(0.84)%	to	0.08%
HIMCO VIT American Funds Global Small Capitalization Fund
2016	2,411,032	$19.001544	to	$21.038167	$28,162,356	0.30%	to	2.70%	0.40%	to	0.48%	(1.04)%	to	1.36%
2015	2,835,943	$18.746027	to	$21.259400	$33,145,207	0.30%	to	2.70%	—%	to	—%	(2.69)%	to	(0.33)%
2014	3,435,995	$18.807289	to	$21.847319	$40,560,163	0.30%	to	2.70%	—%	to	—%	(3.20)%	to	(2.20)%
HIMCO VIT American Funds Growth Fund
2016	10,530,766	$24.960991	to	$26.115777	$176,855,943	0.30%	to	2.75%	0.26%	to	0.32%	6.14%	to	8.78%
2015	12,949,268	$23.516099	to	$24.008732	$201,147,748	0.30%	to	2.75%	0.86%	to	0.91%	3.61%	to	6.18%
2014	16,070,401	$22.611180	to	$22.696589	$236,251,625	0.30%	to	2.75%	—%	to	—%	2.65%	to	3.72%
HIMCO VIT American Funds Growth-Income Fund
2016	6,206,513	$22.713550	to	$25.020549	$105,698,763	0.30%	to	2.75%	1.58%	to	1.71%	8.19%	to	10.88%
2015	7,596,680	$20.993642	to	$22.566404	$117,508,398	0.30%	to	2.75%	—%	to	1.04%	(1.55)%	to	0.89%
2014	8,967,959	$21.389833	to	$22.367445	$138,122,783	0.30%	to	2.70%	—%	to	—%	1.66%	to	2.74%
HIMCO VIT American Funds International Fund
2016	10,136,770	$15.136960	to	$15.366522	$102,462,408	0.30%	to	2.75%	1.12%	to	1.38%	0.47%	to	2.96%
2015	11,735,289	$14.701087	to	$15.294149	$116,227,332	0.30%	to	2.75%	1.24%	to	1.55%	(7.42)%	to	(5.12)%
2014	13,408,879	$15.494184	to	$16.519328	$140,857,233	0.30%	to	2.75%	—%	to	—%	(6.83)%	to	(5.87)%
HIMCO VIT American Funds New World Fund

2016	1,392,488	$14.883842	to	$15.335149	$14,610,371	0.30%	to	2.75%	—%	to	2.10%	2.04%	to	4.57%
2015	1,657,732	$14.233036	to	$15.028271	$16,716,582	0.30%	to	2.75%	0.95%	to	1.07%	(6.14)%	to	(3.81)%
2014	2,050,425	$14.796659	to	$16.011178	$21,600,303	0.30%	to	2.75%	—%	to	—%	(13.31)%	to	(12.39)%
MFS® Core Equity Portfolio
2016	1,406,415	$10.896598	to	$11.290111	$15,638,928	0.95%	to	2.80%	0.75%	to	0.78%	8.30%	to	10.32%
2015	1,605,691	$10.061368	to	$10.233670	$16,312,061	0.95%	to	2.80%	0.55%	to	0.56%	0.61%	to	2.34%
MFS® Massachusetts Investors Growth Stock Portfolio
2016	2,709,890	$10.340806	to	$10.734831	$28,561,752	0.85%	to	2.80%	0.54%	to	0.60%	3.15%	to	5.18%
2015	3,001,257	$10.025366	to	$10.206394	$30,361,959	0.85%	to	2.80%	0.36%	to	0.46%	0.25%	to	2.06%
MFS® Research International Portfolio
2016	1,858,294	$9.113093	to	$9.460449	$17,227,854	0.85%	to	2.80%	1.64%	to	1.66%	(3.44)%	to	(1.54)%
2015	2,077,447	$9.438105	to	$9.608632	$19,768,629	0.85%	to	2.80%	1.98%	to	2.08%	(5.62)%	to	(3.91)%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2016 through the date of issuance noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

Hartford Life and Annuity
Insurance Company

Independent Auditors' Report

Financial Statements - Statutory-Basis
As of December 31, 2016 and 2015, and for the
Years Ended December 31, 2016, 2015 and 2014

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Deloitte & Touche LLP
185 Asylum Street
Hartford, CT 06103
USA

Tel: +1 860-725-3000
INDEPENDENT AUDITORS' REPORT	Fax: +1 860-725-3500
www.deloitte.com

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2016 and 2015, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2016, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the State of Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Connecticut Insurance Department.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December
31, 2016.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department as described in Note 2 to the statutory-basis financial statements.

April 7, 2017

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

	As of December 31,
	2016	2015
Admitted assets
Bonds	4,689,164,141	$4,887,305,260
Common and preferred stocks	45,379,137	367,027,717
Mortgage loans on real estate	488,300,660	549,789,164
Contract loans	112,280,295	113,806,515
Cash and short-term investments	698,597,125	566,901,490
Derivatives	336,978,875	417,711,477
Other invested assets	70,093,932	168,473,028
Total cash and invested assets	6,440,794,165	7,071,014,651

Investment income due and accrued	209,085,493	194,004,606
Amounts recoverable for reinsurance	54,916,714	51,165,193
Federal income tax recoverable	38,825,967	384,101,352
Net deferred tax asset	106,306,495	233,491,340
Receivables from parent, subsidiaries and affiliates	199,732	—
Other assets	60,896,436	65,038,374
Separate Account assets	29,882,167,087	32,190,324,610
Total admitted assets	$36,793,192,089	$40,189,140,126

Liabilities
Aggregate reserves for future benefits	3,623,418,710	$3,704,807,749
Liability for deposit-type contracts	746,581,792	972,209,477
Policy and contract claim liabilities	21,113,055	20,482,328
Asset valuation reserve	36,012,232	57,553,274
Interest maintenance reserve	19,203,402	10,254,682
Payables to parent, subsidiaries and affiliates	5,659,200	22,991,721
Accrued expense allowances and amounts due from Separate Accounts	(118,933,449)	(176,281,093)
Collateral on derivatives	294,569,146	311,806,014
Other liabilities	369,642,567	449,709,688
Separate Account liabilities	29,882,167,087	32,190,324,610
Total liabilities	34,879,433,742	37,563,858,450

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	222,837,141	252,083,454
Gross paid-in and contributed surplus	603,493,466	604,455,820
Unassigned surplus	1,084,927,740	1,766,242,402
Total capital and surplus	1,913,758,347	2,625,281,676

Total liabilities and capital and surplus	$36,793,192,089	$40,189,140,126

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

	For the years ended December 31,
	2016	2015	2014

Revenues
Premiums and annuity considerations	$283,347,850	$313,111,457	$41,392,753,512
Net investment income	205,285,053	237,932,132	260,902,958
Commissions and expense allowances on reinsurance ceded	53,203,614	60,644,503	381,657,599
Reserve adjustments on reinsurance ceded	(376,823,017)	(228,846,619)	(2,550,166,630)
Fee income	665,228,513	623,264,983	940,123,990
Other revenues	41,305,613	(4,452,004)	6,229,503
Total revenues	871,547,626	1,001,654,452	40,431,500,932

Benefits and expenses
Death and annuity benefits	260,507,275	418,149,979	427,374,112
Disability and other benefits	3,054,035	3,042,392	3,889,681
Surrenders and other fund withdrawals	4,125,077,593	5,551,496,373	6,345,781,545
Commissions and expense allowances	181,760,177	226,296,463	286,910,347
Increase in aggregate reserves for life and accident and health policies	(81,399,844)	(166,876,864)	(16,460,886)
General insurance expenses	89,020,118	79,333,619	111,580,027
Net transfers from Separate Accounts	(3,953,787,204)	(5,209,213,386)	(7,825,980,171)
Modified coinsurance adjustment on reinsurance assumed	(118,556,247)	(142,665,330)	41,005,789,588
IMR adjustment on reinsurance ceded	—	—	69,971,617
Other expenses	39,303,474	(197,464,468)	(152,993,874)
Total benefits and expenses	544,979,377	562,098,778	40,255,861,986

Net gain from operations before federal income tax expense (benefit)	326,568,249	439,555,674	175,638,946
Federal income tax expense (benefit)	(21,186,059)	26,748,125	(294,390,300)
Net gain from operations	347,754,308	412,807,549	470,029,246

Net realized capital losses, after tax	(201,608,212)	(331,893,122)	(374,825,322)
Net income	$146,146,096	$80,914,427	$95,203,924

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

	For the years ended December 31,
	2016	2015	2014

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding
Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Gross paid-in and contributed surplus
Balance, beginning of year	604,455,820	1,605,527,920	1,724,153,661
Capital return	(962,354)	(1,001,072,100)	(118,625,741)
Balance, end of year	603,493,466	604,455,820	1,605,527,920

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	252,083,454	315,634,232	356,288,911
Amortization and decreases of gain on inforce reinsurance	(29,246,313)	(63,550,778)	(40,654,679)
Balance, end of year	222,837,141	252,083,454	315,634,232

Unassigned funds
Balance, beginning of year	1,766,242,402	1,485,234,878	997,664,886

Net income	146,146,096	80,914,427	95,203,924
Change in net unrealized capital gains (losses) on investments, net of tax	39,967,504	102,292,375	183,246,494
Change in net unrealized foreign exchange capital gains	11,711,836	1,376,191	72,274,886
Change in net deferred income tax	(80,238,643)	122,153,376	(120,170,337)
Change in asset valuation reserve	21,541,042	4,838,272	(19,169,603)
Change in nonadmitted assets	(70,442,497)	(30,567,117)	276,184,628
Dividends to stockholders	(750,000,000)	—	—
Balance, end of year	1,084,927,740	1,766,242,402	1,485,234,878

Capital and surplus
Balance, end of year	$1,913,758,347	$2,625,281,676	$3,408,897,030

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

	For the years ended December 31,
	2016	2015	2014

Operating activities
Premiums and annuity considerations	$283,021,022	$310,103,532	$213,032,252
Net investment income	216,241,483	250,518,416	270,311,416
Reserve adjustments on reinsurance	(376,823,017)	(228,846,619)	(2,550,166,630)
Miscellaneous income	723,713,529	714,984,650	1,325,441,429
Total income	846,153,017	1,046,759,979	(741,381,533)

Benefits paid	4,581,667,641	5,979,381,730	7,687,606,724
Federal income tax payments (recoveries)	(362,056,372)	90,526,623	(3,253,985)
Net transfers from Separate Accounts	(4,011,134,849)	(5,303,728,406)	(7,994,301,390)
Other expenses	184,298,098	165,759,716	139,984,605
Total benefits and expenses	392,774,518	931,939,663	(169,964,046)
Net cash provided by (used for) operating activities	453,378,499	114,820,316	(571,417,487)

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	2,121,491,466	2,365,347,618	3,310,320,779
Common and preferred stocks	300,600,806	488,448,905	27,047,595
Mortgage loans	74,772,178	82,802,818	128,821,117
Derivatives and other	95,809,299	22,098,147	260,070,712
Total investment proceeds	2,592,673,749	2,958,697,488	3,726,260,203

Cost of investments acquired
Bonds	1,920,657,826	2,038,688,138	2,325,739,261
Common and preferred stocks	11,926,941	451,838,635	328,136,634
Mortgage loans	13,280,000	1,829,406	7,465,000
Real estate	—	—	1,985,128
Derivatives and other	168,856,082	228,276,612	282,240,093
Total investments acquired	2,114,720,849	2,720,632,791	2,945,566,116
Net increase (decrease) in contract loans	(1,526,220)	2,502,310	(2,313,898)
Net cash provided by investing activities	479,479,120	235,562,387	783,007,985

Financing and miscellaneous activities
(Return of) Paid-in of surplus	—	(1,000,000,000)	262,417,164
Dividends to stockholders	750,000,000	—	—
Other cash provided (used)	(51,161,984)	50,633,260	(381,312,055)
Net cash used for financing and miscellaneous activities	(801,161,984)	(949,366,740)	(118,894,891)

Net (decrease) increase in cash and short-term investments	131,695,635	(598,984,037)	92,695,607
Cash and short-term investments, beginning of year	566,901,490	1,165,885,527	1,073,189,920
Cash and short-term investments, end of year	$698,597,125	$566,901,490	$1,165,885,527

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds, common stock and other invested assets	(54,930,983)	(83,294,060)	—
Non-cash acquisitions from invested asset exchanges - bonds, common stock and other invested assets	(54,930,983)	(83,294,060)	—
IMR adjustment on reinsurance ceded	—	—	(69,971,619)
Capital contribution from parent to settle intercompany balances related to stock compensation	962,354	1,072,101	(2,115,721)
Non-cash premiums for reinsurance recaptured or issued	—	—	(41,179,608,719)
Non-cash modco adjustment for reinsurance recaptured	—	—	41,179,608,719
Non-cash return of capital to parent paid-in surplus	—	—	383,158,626
Non-cash return of capital to parent bond proceeds	—	—	(383,158,626)
See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

1. Organization and Description of Business

Hartford Life and Annuity Insurance Company (“HLAI” or the “Company”) is a wholly-owned subsidiary of Hartford Life International Holding Company ("HLIHC"), which is a direct subsidiary of Hartford Life Insurance Company (“HLIC”). HLIC is indirectly owned by The Hartford Financial Services Group, Inc. (“The Hartford”).

On March 29, 2016, The Hartford received permission from the State of Connecticut Department of Insurance (“the Department”) to change the ownership structure of certain of its affiliates to re-align affiliates more closely with the businesses they support. As a result, effective April 1, 2016, HLAI sold its former subsidiary, HLIHC to its parent, HLIC, resulting in an immaterial realized loss. In addition, HLIC contributed its ownership interest in HLAI to HLIHC, and therefore HLIHC became HLAI's new parent company. These changes did not result in a material impact to HLAI's surplus or its results of operations.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by The Department. The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2016	2015	2014
Net income
1. HLAI state basis			$146,146,096	$80,914,427	$95,203,924
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	4	(16,229,745)	(8,788,709)	17,206,071
			(16,229,745)	(8,788,709)	17,206,071
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61	4	$162,375,841	$89,703,136	$77,997,853
Surplus
5. HLAI state basis			$1,913,758,347	$2,625,281,676	$3,408,897,030
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	5	119,681,546	135,911,291	144,700,000
			119,681,546	135,911,291	144,700,000
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61	5	$1,794,076,801	$2,489,370,385	$3,264,197,030

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.
for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.
recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.
development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

4.	exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.
establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.
the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

7.
for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder’s Equity;

8.
for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.
the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.
deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.	comprehensive income and its components are not presented in the statutory-basis financial statements;

12.
for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

13.
embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1960, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.40% to 11.25% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2016 and 2015, the Company had $4,143,023,889 and $6,043,071,722, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”) effective January 1, 2013, for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2016 and 2015 totaled $13,621,544 and $22,105,156, respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2016 is presented below:

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
A. Subject to discretionary withdrawal
1. With market value adjustment	$24,853,309	$—	$—	$24,853,309	0.09%
2. At book value less current surrender charge of 5% or more	14,884,784	—	—	14,884,784	0.05%
3. At fair value	—	—	25,060,386,579	25,060,386,579	86.68%
4. Total with market value adjustment or at fair value	39,738,093	—	25,060,386,579	25,100,124,672	86.82%
5. At book value without adjustment (minimal or no charge or adjustment)	2,137,837,340	—	—	2,137,837,340	7.39%
B. Not subject to discretionary withdrawal	1,301,498,624	—	372,831,796	1,674,330,420	5.79%
C. Total (gross)	3,479,074,057	—	25,433,218,375	28,912,292,432	100.00%
D. Reinsurance ceded	68,865	—	—	68,865
E. Total (net)	$3,479,005,192	$—	$25,433,218,375	$28,912,223,567

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$2,725,119,430
2. Exhibit 5, Supplementary Contract Section, Total (net)	7,303,970
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	746,581,792
4. Subtotal	3,479,005,192
Separate Account Annual Statement:
5. Exhibit 3, Annuities Section, Total (net)	25,433,218,375
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	25,433,218,375
12. Combined total	$28,912,223,567

Investments

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balances, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2016 and 2015.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $36,012,232 and $57,553,274 as of December 31, 2016 and 2015, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2016 and 2015 were $19,203,402, and $10,254,682, respectively. The net capital gains (losses) captured in the IMR, net of taxes, in 2016, 2015, and 2014 were $15,726,619, $(63,512,225) and $(93,764,541), respectively. In addition, an IMR adjustment of $(69,971,617) was included in the Company's Statement of Operations in 2014 as a result of the sale of the Japan variable and fixed annuity business. The amount of income (expense) amortized from the IMR net of taxes in 2016, 2015, and 2014 included in the Company’s Statements of Operations, was $6,777,899, $(49,059,968) and $(37,668,033), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $5,362,782, $7,826,222, and $3,447,482 for the years ended December 31, 2016, 2015 and 2014, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $1,144,086 and $5,990,918 for the years ended December 31, 2016 and 2015 and were immaterial for the year ended December 31, 2014. See additional information on OTTIs in section j of footnote 3.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2016, 2015 and 2014, the Company had immaterial impaired mortgage loans on real estate with related allowances for credit losses.

The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

3. Investments

a. Components of Net Investment Income

	For the years ended December 31,
	2016	2015	2014
Interest income from bonds and short-term investments	$188,967,631	$212,173,262	$242,958,358
Interest income from contract loans	24,306	(860,400)	(969,963)
Interest income from mortgage loans on real estate	22,867,735	27,636,257	28,512,983
Interest and dividends from other investments	2,463,691	9,425,680	2,421,947
Gross investment income	214,323,363	248,374,799	272,923,325
Less: investment expenses	9,038,310	10,442,667	12,020,367
Net investment income	$205,285,053	$237,932,132	$260,902,958

b. Components of Net Unrealized Capital Gains on Bonds and Short-Term Investments

	As of December 31,
	2016	2015	2014
Gross unrealized capital gains	$173,957,790	$189,327,113	$341,537,427
Gross unrealized capital losses	(38,769,844)	(61,909,343)	(21,593,952)
Net unrealized capital gains	135,187,946	127,417,770	319,943,475
Balance, beginning of year	127,417,770	319,943,475	194,844,995
Change in net unrealized capital gains on bonds and
and short-term investments	$7,770,176	$(192,525,705)	$125,098,480

c. Components of Net Unrealized Capital Losses on Common and Preferred Stocks

	As of December 31,
	2016	2015	2014
Gross unrealized capital gains	$1,930,896	$3,883,408	$1,924,142
Gross unrealized capital losses	(2,700,950)	(23,475,228)	(16,939,864)
Net unrealized capital losses	(770,054)	(19,591,820)	(15,015,722)
Balance, beginning of year	(19,591,820)	(15,015,722)	(11,652,251)
Change in net unrealized capital losses on
common and preferred stocks	$18,821,766	$(4,576,098)	$(3,363,471)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

d. Components of Net Realized Capital Losses

	For the years ended December 31,
	2016	2015	2014
Bonds and short-term investments	$25,530,969	$(5,975,818)	$(56,301,415)
Common stocks - unaffiliated	(49,415,502)	(13,150,711)	(3,484,566)
Common stocks - affiliated	(2,280,967)	—	—
Mortgage loans on real estate	—	(16,111)	3,274,093
Derivatives	(70,832,408)	(384,873,378)	(425,884,685)
Other invested assets	(84,478,613)	2,791,047	(4,996,940)
Net realized capital losses	(181,476,521)	(401,224,971)	(487,393,513)
Capital loss tax expense (benefit)	4,405,072	(5,819,624)	(18,803,650)
Net realized capital losses, after tax	(185,881,593)	(395,405,347)	(468,589,863)
Less: amounts transferred to IMR	15,726,619	(63,512,225)	(93,764,541)
Net realized capital losses, after tax	$(201,608,212)	$(331,893,122)	$(374,825,322)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities, calls and impairments):

	For the years ended December 31,
	2016	2015	2014
Bonds and short-term investments
Sale proceeds	$1,761,151,435	$2,154,309,992	$2,594,305,896
Gross realized capital gains on sales	35,200,706	24,373,425	29,569,338
Gross realized capital losses on sales	(14,709,927)	(19,104,209)	(84,893,069)
Unaffiliated common and preferred stock
Sale proceeds	262,867,397	436,339,817	26,813,405
Gross realized capital gains on sales	15,970,430	12,848,976	828,056
Gross realized capital losses on sales	(64,241,845)	(20,611,631)	(4,165,576)

e. Investments - Derivative Instruments

Overview

The Company utilizes a variety of OTC derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2016 and 2015 are disclosed in the table presented below. During the years 2016 and 2015, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the year ended December 31, 2016 and 2015, the average fair value for derivatives held for other investment and/or risk management activities were $(3,537,318) and $(124,850,450), respectively. The Company did not have any unrealized gains or losses during 2016 and 2015 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2016			As of December 31, 2015
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate swaps	$60,000	$78	$—	$95,000	$150	$—
Foreign currency swaps	7,490	58	303	—	—	—
Fixed payout annuity hedge	665,795	(262,855)	—	887,558	(356,513)	—
Fair value hedges
Interest rate swaps	—	—	—	22,870	96	—
Replication transactions
Credit default swaps	43,800	407	79	327,000	(5,771)	(3,931)
Other investment and/or Risk Management activities
Credit default swaps	8,793	(84)	(84)	11,240	1,916	1,916
Credit default swaps - offsetting	191,738	(7)	(7)	207,994	(27)	(27)
Foreign currency swaps and forwards	151,189	8,763	8,763	355,290	4,255	4,255
GMWB hedging derivatives	7,082,191	87,414	87,414	7,413,043	142,031	142,031
Equity index swaps and options	—	—	—	290,034	15,969	15,969
Interest rate swaps - offsetting	392,010	(18,651)	(18,651)	392,010	(11,067)	(11,067)
Macro hedge program	5,505,861	155,278	155,278	4,190,401	136,597	136,597
Total	$14,108,867	$(29,599)	$233,095	$14,192,440	$(72,364)	$285,743

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Cash Flow Hedges

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were no gains and (losses) in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2016 and 2015 that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Fixed payout annuity hedge: The Company formerly assumed certain variable annuity products with a guaranteed minimum income benefit ("GMIB") and continues to reinsure certain yen denominated fixed payout annuities. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S dollar denominated assets and the yen denominated fixed liability reinsurance payments.

Fair Value Hedges

Interest rate swaps: Interest rate swaps are used to hedge the changes in fair value of fixed rate maturity investments due to fluctuations in interest rates.

Replication Transactions

Credit default swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit risk is hedged by buying protection on a specific entity by pairing with highly rated fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains / (Losses)
By strategy	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014
Credit default swaps	$953	$867	$(178)
Credit default swaps - offsetting	(450)	(564)	(847)
Foreign currency swaps and forwards	(520)	—	(1,332)
GMWB hedging derivatives	(19,968)	(277,539)	(121,874)
Equity index swaps, options, and futures	57,712	3,006	—
Commodity options	—	(1,020)	—
Interest rate swaps and swaptions	947	(836)	(1)
Interest rate swaps - offsetting	9,548	—	(1)
Macro hedge program	(96,490)	(13,786)	(185,599)
International program hedging instruments	—	—	(65,998)
Total	$(48,268)	$(289,872)	$(375,830)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Commodity options: During 2015, the Company purchased put option contracts on West Texas Intermediate oil futures in order to partially offset potential losses related to certain fixed maturity securities that could arise if oil prices decline substantially. The Company has since reduced its exposure to the targeted fixed maturity securities, and therefore, these options were terminated at the end of 2015.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from Guaranteed Minimum Death Benefit ("GMDB") and GMWB obligations.

International program hedging instruments: The Company's international variable annuity hedge program hedged variable annuities that were offered in Japan and were reinsured from HLIKK. During 2014 this hedge program was terminated due to the sale of HLIKK. For further discussion on the sale, see Note 6 - Reinsurance.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

As of December 31, 2016
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure	$49,600	$279	$294	1 year	Corporate Credit/ Foreign Gov.	A+	$40,800	$(264)	$(264)
Basket credit default swaps [4]
Investment grade risk exposure	33,000	499	309	5 years	Corporate Credit	BBB+	—	—	—
Below investment grade	4,585	320	320	4 years	Corporate Credit	B	4,585	(321)	(321)
Investment grade risk exposure	52,484	(255)	(408)	1 year	CMBS Credit	AA+	50,484	142	142
Total	$139,669	$843	$515				$95,869	$(443)	$(443)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

As of December 31, 2015
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure	$41,800	$440	$435	2 years	Corporate Credit/ Foreign Gov.	A+	$40,800	$(506)	$(506)
Basket credit default swaps [4]
Investment grade risk exposure	160,000	869	1,380	5 years	Corporate Credit	BBB+	—	—	—
Investment grade risk exposure	229,197	(6,838)	(5,503)	6 years	CMBS Credit	AAA-	63,197	236	236
Credit linked notes
Investment grade risk exposure	50,000	49,065	49,980	1 year	Corporate Credit	A+	—	—	—
Total	$480,997	$43,536	$46,292				$103,997	$(270)	$(270)

[1]
The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.

[4]
Includes $90,069,000 and $389,197,000 as of December 31, 2016 and 2015, respectively, of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2016, 2015, and 2014 the Company had no losses on derivative instruments due to counterparty nonperformance.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

f. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2016 and 2015, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies and short-term investment pool, greater than 10% of the Company’s capital and surplus.

g. Bonds, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2016	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding
asset-backed	$465,080,828	$32,198,795	$(2,719,966)	$494,559,657
-Guaranteed and sponsored - asset-backed	581,469,250	9,875,118	(5,724,597)	585,619,771
States, municipalities and political subdivisions	80,798,916	7,956,662	(201,852)	88,553,726
International governments	70,782,078	1,339,847	(1,336,688)	70,785,237
All other corporate - excluding asset-backed	2,709,087,278	114,015,488	(19,467,991)	2,803,634,775
All other corporate - asset-backed	781,529,331	8,473,282	(9,317,416)	780,685,197
Hybrid securities	416,460	98,493	—	514,953
Short-term investments	346,727,725	105	(1,334)	346,726,496
Total bonds and short-term investments	$5,035,891,866	$173,957,790	$(38,769,844)	$5,171,079,812

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2016	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$43,637,332	$1,884,938	$(2,700,950)	$42,821,320
Total common stocks	$43,637,332	$1,884,938	$(2,700,950)	$42,821,320

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2016	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,557,817	$45,958	$—	$2,603,775
Total preferred stocks	$2,557,817	$45,958	$—	$2,603,775

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

		Gross	Gross	Estimated
Bonds and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2015	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding
asset-backed	$468,157,060	$50,347,572	$(1,615,463)	$516,889,169
-Guaranteed and sponsored - asset-backed	529,632,781	16,259,294	(1,319,449)	544,572,626
States, municipalities and political subdivisions	79,150,187	6,637,538	(380,843)	85,406,882
International governments	91,243,603	1,115,493	(4,243,423)	88,115,673
All other corporate - excluding asset-backed	2,865,485,577	100,563,530	(46,901,215)	2,919,147,892
All other corporate - asset-backed	844,366,352	13,740,711	(7,448,950)	850,658,113
Hybrid securities	9,269,700	632,025	—	9,901,725
Short-term investments	282,825,867	30,950	—	282,856,817
Total bonds and short-term investments	$5,170,131,127	$189,327,113	$(61,909,343)	$5,297,548,897

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2015	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$343,995,735	$3,848,518	$(20,922,855)	$326,921,398
Common stocks - affiliated	40,014,377	—	(2,552,373)	37,462,004
Total common stocks	$384,010,112	$3,848,518	$(23,475,228)	$364,383,402

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2015	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,644,315	$34,890	$—	$2,679,205
Total preferred stocks	$2,644,315	$34,890	$—	$2,679,205

The statement value and estimated fair value of bonds and short-term investments at December 31, 2016 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$853,604,202	$859,263,183
Due after one year through five years	1,788,516,148	1,824,886,221
Due after five years through ten years	1,102,787,663	1,102,442,535
Due after ten years	1,218,725,515	1,312,229,535
No maturity date	72,258,338	72,258,338
Total	$5,035,891,866	$5,171,079,812

At December 31, 2016 and 2015, securities with a statement value of $3,981,108 and $3,994,399, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

h. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 4.03% and 3.39% for loans during 2016 and had one new mortgage loan on real estate with a lending rate of 3.47% during 2015. During 2016 and 2015, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2016 and 2015, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 74% and 75%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2016 and 2015, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2016 and 2015, there were impaired loans with a related allowance for credit losses of $169,387 and $173,060 with no interest income recognized during the period the loans were impaired.

i. Restructured Debt in which the Company is a Creditor

The Company had recorded investments in restructured loans of $0, $184,551 and $656,131, with realized capital losses related to these loans of $0, $914,375 and $166,985 respectively, as of December 31, 2016, 2015 and 2014.

j.	Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized immaterial OTTIs for the years ended December 31, 2016, 2015 and 2014, respectively, on one state tax credit limited liability company (LLC). The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

In November 2016, the Company impaired the carrying value of its affiliated investment, Hartford Financial Service Corp (HFSC), to its current fair value, based on the length of time, the extent to which the value has been less than the cost and recent returns of capital further diminishing future prospects, resulting in a realized loss of $76 million offset by an unrealized gain of the same amount.

k. Security Lending, Repurchase Agreements and Other Collateral Transactions

The Company enters into securities financing transactions as a way to earn income on securities loaned (securities lending) or on securities sold and repurchased (repurchase agreements). Under a securities lending program, the Company lends certain bonds within the corporate, foreign government/government agencies, and municipal sectors as well as stocks to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s financial statements. Additional collateral is obtained if the fair value of the collateral falls below100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or bonds and is reported as Securities lending reinvested collateral assets on the Statements of Admitted Assets, Liabilities and Capital and Surplus. Income associated with securities lending transactions is reported as a component of net investment income on the Company’s Statements of Operations.

As of December 31, 2016 and 2015, the fair value of loaned securities was approximately $7,069,156 and $4,503,313, respectively, reported in Bonds. As of December 31, 2016 and 2015, the associated liability for cash collateral received was $7,369,862 and $4,680,498, respectively, reported in Other liabilities, in the accompanying Statements of Admitted Assets, Liabilities and Capital and Surplus with no stated maturity date. The Company also received $1,104,062 of securities collateral as of December 31, 2016 which was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2016 and 2015, the securities acquired from the use of the collateral in connection with our securities lending program were money market mutual funds with amortized cost approximating fair value of $6,265,800 and $4,680,498, respectively. The Company did not have securities lending transactions that extend beyond one year from the reporting date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2016 and 2015, the Company had no outstanding repurchase agreements.

Reinvested proceeds from repurchase agreements and securities lending transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements, dollar repurchase agreements, or securities lending agreements on the Company’s liquidity and capital position are stress tested monthly, under The Hartford's Liquidity Risk Policy.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2016 and 2015, securities pledged of $299,680,663 and $323,674,925, respectively, were included in Bonds and Cash and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $18,954,090 and $67,565,308, respectively, as of December 31, 2016 and 2015, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2016 and 2015, the Company accepted cash collateral associated with derivative instruments with a statement value of $294,569,146 and $311,806,014, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The Company also accepted securities collateral as of December 31, 2016 and 2015 of $66,074,099 and $46,205,391, respectively, of which the Company has the ability to sell or repledge $55,798,989 and $46,205,391, respectively. As of December 31, 2016 and 2015, the statement value of repledged securities totaled $0 and the Company did not sell any securities. In addition, as of December 31, 2016 and 2015, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

l. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2016 and 2015.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2016:

	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. gov't and gov't
agencies & authorities
-guaranteed & sponsored	$91,139	$88,419	$(2,720)	$—	$—	$—	$91,139	$88,419	$(2,720)
-guaranteed & sponsored
-asset-backed	241,611	236,429	(5,182)	16,729	16,186	(543)	258,340	252,615	(5,725)
States, municipalities &
political subdivisions	4,372	4,170	(202)	—	—	—	4,372	4,170	(202)
International governments	30,897	29,807	(1,090)	1,721	1,474	(247)	32,618	31,281	(1,337)
All other corporate
including international	557,404	542,874	(14,530)	75,660	70,722	(4,938)	633,064	613,596	(19,468)
All other corporate- asset-backed	364,182	356,112	(8,070)	84,046	82,799	(1,247)	448,228	438,911	(9,317)
Short-term investments	2,852	2,851	(1)	—	—	—	2,852	2,851	(1)
Total fixed maturities	1,292,457	1,260,662	(31,795)	178,156	171,181	(6,975)	1,470,613	1,431,843	(38,770)
Common stock-unaffiliated	1,893	1,893	—	26,806	24,105	(2,701)	28,699	25,998	(2,701)
Total stocks	1,893	1,893	—	26,806	24,105	(2,701)	28,699	25,998	(2,701)
Total securities	$1,294,350	$1,262,555	$(31,795)	$204,962	$195,286	$(9,676)	$1,499,312	$1,457,841	$(41,471)

The following table presents amortized cost, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2015:

	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. gov't and gov't
agencies & authorities
-guaranteed & sponsored	$173,383	$171,839	$(1,544)	$7,262	$7,191	$(71)	$180,645	$179,030	$(1,615)
-guaranteed & sponsored
-asset-backed	110,102	108,813	(1,289)	484	453	(31)	110,586	109,266	(1,320)
States, municipalities &
political subdivisions	20,932	20,551	(381)	—	—	—	20,932	20,551	(381)
International governments	47,538	44,786	(2,752)	9,296	7,805	(1,491)	56,834	52,591	(4,243)
All other corporate
including international	1,191,562	1,149,602	(41,960)	37,646	32,705	(4,941)	1,229,208	1,182,307	(46,901)
All other corporate- asset-backed	160,366	158,574	(1,792)	264,139	258,482	(5,657)	424,505	417,056	(7,449)
Total fixed maturities	1,703,883	1,654,165	(49,718)	318,827	306,636	(12,191)	2,022,710	1,960,801	(61,909)
Common stock-unaffiliated	232,028	217,984	(14,044)	41,794	34,915	(6,879)	273,822	252,899	(20,923)
Common stock-affiliated	—	—	—	40,014	37,462	(2,552)	40,014	37,462	(2,552)
Total stocks	232,028	217,984	(14,044)	81,808	72,377	(9,431)	313,836	290,361	(23,475)
Total securities	$1,935,911	$1,872,149	$(63,762)	$400,635	$379,013	$(21,622)	$2,336,546	$2,251,162	$(85,384)

As of December 31, 2015, The Company held 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. For 2016, see Note 1 Organization and Description of Business for additional information. The following discussion refers to the data presented in the table above, excluding affiliated common stock.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

As of December 31, 2016, fixed maturities, comprised of 598 securities, accounted for approximately 93% of the Company’s total unrealized loss amount. The securities were primarily related to corporate securities concentrated in the energy sector, U.S government agency securities, commercial mortgage-backed securities ("CMBS"), and collateralized debt obligations ("CDOs") which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2016, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The decrease in unrealized losses during 2016 was primarily attributable to tighter credit spreads, partially offset by higher interest rates.

Most of the securities depressed for twelve months or more primarily relate to corporate securities concentrated in the energy sector, as well as structured securities with exposure to commercial real estate. Corporate securities within the energy sector are primarily depressed due to a lower level of oil prices. For certain commercial real estate securities, current market spreads are wider than spreads at the securities' respective purchase dates. As of December 31, 2016, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2016.

m. Loan-backed and Structured Securities OTTIs

For the year ended December 31, 2016, the Company did not recognize losses for OTTIs on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.
The following table summarizes OTTI recognized during 2016 for loan-backed securities held as of December 31, 2016 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

1			2	3	4	5	6	7
			Book/Adj
			Carrying
			Value					Date of
			Amortized	Present Value				Financial
			Cost Before	of		Amortized	Fair	Statement
			Current Period	Projected	Recognized	Cost After	Value at	Where
CUSIP			OTTI	Cash Flows	OTTI	OTTI	Time of OTTI	Reported
46625Y	UM	3	$34,861	$31,871	$2,990	$31,871	$5,350	3/31/2016
07388N	AX	4	332,635	210,869	121,766	210,869	90,988	12/31/2016
20173Q	BC	4	133,631	129,478	4,153	129,478	990	12/31/2016
Total					$128,909

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

n. Structured Notes

The following tables summarize structured notes as of December 31, 2016 and 2015:

December 31, 2016
CUSIP Identification			Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (Yes/No)
039483	BB	7	$8,385,689	$9,019,180	$8,353,719	NO
30711X	AA	2	506,780	510,946	506,780	YES
V25125	BD	2	1,057,861	996,320	1,059,051	NO
62718Q	AA	3	10,994,565	11,057,310	10,999,435	NO
785592	AD	8	2,559,011	2,657,313	2,557,721	NO
3137G0	AL	3	1,021,208	1,048,601	1,021,646	YES
3137G0	AX	7	217,504	223,141	217,935	YES
3137G0	EW	5	502,520	523,647	502,259	YES
3137G0	FT	1	1,434,891	1,474,306	1,435,653	YES
3137G0	FW	4	2,500,000	2,622,893	2,500,000	YES
3137G0	GT	0	2,464,634	2,536,137	2,464,661	YES
3137G0	HF	9	1,250,000	1,283,020	1,250,000	YES
Total			$32,894,663	$33,952,814	$32,868,860

December 31, 2015
CUSIP Identification			Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (Yes/No)
03938L	AM	6	$1,396,846	$1,068,750	$1,346,643	NO
039483	BB	7	8,385,689	9,025,432	8,359,875	NO
30711X	AA	2	876,090	882,449	876,090	YES
V25125	BD	2	1,079,450	977,834	1,079,966	NO
37957T	AK	7	600,000	540,000	600,000	NO
580638	AB	0	924,834	932,800	911,888	NO
608190	AH	7	3,877,527	3,893,115	3,888,936	NO
62718Q	AA	3	10,994,565	11,333,267	10,997,742	NO
3137G0	AL	3	1,021,208	1,021,562	1,021,222	YES
3137G0	AX	7	245,684	245,705	245,695	YES
3137G0	EW	5	502,520	474,892	502,426	YES
3137G0	FW	4	2,500,000	2,410,425	2,500,000	YES
3137G0	GT	0	1,464,243	1,462,098	1,464,244	YES
3137G0	HF	9	1,250,000	1,249,060	1,250,000	YES
925369	AA	8	3,179,128	3,236,938	3,175,719	NO
Total			$38,297,784	$38,754,327	$38,220,446

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

o. 5* Securities

A 5* is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or Obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.  The 5* securities for the Company are immaterial.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company's estimates of fair value for financial assets and liabilities are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3)

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2	Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ended December 31, 2016 and 2015. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2016
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$6,881	$6,881
	Common stocks - unaffiliated	42,821	—	—	42,821
	Total bonds and stocks	42,821	—	6,881	49,702
	Derivative assets
	Credit derivatives	—	1,105	—	1,105
	Interest rate derivatives	—	2,358	—	2,358
	Foreign exchange derivatives	—	9,066	—	9,066
	GMWB hedging instruments	—	66,755	81,033	147,788
	Macro hedge program	—	9,121	167,541	176,662
	Total derivative assets	—	88,405	248,574	336,979
	Separate Account assets [1]	29,866,541	—	—	29,866,541
	Total assets accounted for at fair value	$29,909,362	$88,405	$255,455	$30,253,222
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$—	$(1,117)	$—	$(1,117)
	Interest rate derivatives	—	(21,009)	—	(21,009)
	GMWB hedging instruments	—	(25,560)	(34,814)	(60,374)
	Macro hedge program	—	—	(21,384)	(21,384)
	Total liabilities accounted for at fair value	$—	$(47,686)	$(56,198)	$(103,884)

[1]	Excludes approximately $15.6 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

As of December 31, 2015
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$9	$9
	Common stocks - unaffiliated	326,919	—	2	326,921
	Total bonds and stocks	326,919	—	11	326,930
	Derivative assets
	Credit derivatives	—	4,224	—	4,224
	Interest rate derivatives	—	15,620	—	15,620
	Equity derivatives	—	15,969	—	15,969
	Foreign exchange derivatives	—	4,255	—	4,255
	GMWB hedging instruments	—	94,068	114,393	208,461
	Macro hedge program	—	—	169,182	169,182
	Total derivative assets	—	134,136	283,575	417,711
	Separate Account assets [1]	32,173,084	—	—	32,173,084
	Total assets accounted for at fair value	$32,500,003	$134,136	$283,586	$32,917,725
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$—	$(6,267)	$—	$(6,267)
	Interest rate derivatives	—	(26,687)	—	(26,687)
	GMWB hedging instruments	—	(36,676)	(29,753)	(66,429)
	Macro hedge program	—	—	(32,585)	(32,585)
	Total liabilities accounted for at fair value	$—	$(69,630)	$(62,338)	$(131,968)

[1]	Excludes approximately $17.2 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Investment Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group (“Derivatives Working Group”), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by management using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The Company's process is similar to the third-party pricing services. The Company develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Securities Working Group performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analyses and is overseen by investment and accounting professionals. As a part of these analyses, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee.

The Company conducts other specific monitoring controls around pricing. Daily analyses identify price changes over 3% for bonds and 5% for equity securities and trade prices for both bonds and stocks that differ over 3% to the current day’s price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

The Derivatives Working Group performs ongoing analyses of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. On a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. There are monthly analyses to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 debt securities, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:

Level 2
The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

ABS, CDOs, CMBS and RMBS - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. ABS and RMBS prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.

Equity derivatives - Primary inputs include equity index levels.

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3
Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate (“CRE”), CDOs and RMBS primarily backed by sub-prime loans. Also included in level 3 are

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility, swap yield curves beyond observable limits, and commodity price curves.

Separate Account assets

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations.

As of December 31, 2016, the Company did not have any Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2015
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [1]	Maximum [1]	Weighted Average [2]	Impact of Increase in Input on Fair Value [3]
CMBS	$9	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	116bps	138bps	137bps	Decrease

[1] Basis points (bps).
[2] The weighted average is determined based on the fair value of the securities.
[3] Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(Amounts in thousands)	December 31, 2016
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$18,933	Option model	Equity volatility	27%	30%	Increase
Equity variance swaps	(31,017)	Option model	Equity volatility	20%	23%	Increase
Customized swaps	58,303	Discounted cash flows	Equity volatility	12%	30%	Increase
Macro hedge program
Equity options [2]	165,972	Option model	Equity volatility	17%	27%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

(Amounts in thousands)	December 31, 2015
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	36,810	Option model	Equity volatility	27%	29%	Increase
Equity variance swaps	(27,129)	Option model	Equity volatility	19%	21%	Increase
Customized swaps	74,959	Discounted cash flows	Equity volatility	10%	40%	Increase
Macro hedge program
Equity options [2]	169,101	Option model	Equity volatility	14%	28%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include corporate bonds and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2016 and 2015, no significant adjustments were made by the Company to broker prices received.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2016 and 2015:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2016	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2016
Assets
All other corporate bonds	$—	$15,000	$—	$(4,504)	$—	$—	$(10,500)	$4	$—
All other corporate bonds – asset-backed	9	—	—	—	20	7,144	—	(292)	6,881
Common stocks - unaffiliated	2	—	—	—	(1)	—	(1)	—	—
Total bonds and stocks	11	15,000	—	(4,504)	19	7,144	(10,501)	(288)	6,881
Derivatives
Equity derivatives	—	—	—	—	(1,173)	1,173	—	—	—
GMWB hedging instruments	84,640	—	6,022	—	(44,443)	—	—	—	46,219
Macro hedge program	136,597	—	—	—	(28,073)	46,455	—	(8,822)	146,157
Total derivatives [3]	221,237	—	6,022	—	(73,689)	47,628	—	(8,822)	192,376
Total assets	$221,248	$15,000	$6,022	$(4,504)	$(73,670)	$54,772	$(10,501)	$(9,110)	$199,257

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2015	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2015
Assets
All other corporate bonds – asset-backed	$61	$41	$(255)	$(85)	$94	$256	$—	$(103)	$9
Common stocks - unaffiliated	190	—	—	32	1	—	(221)	—	2
Total bonds and stocks	251	41	(255)	(53)	95	256	(221)	(103)	11
Derivatives
Credit derivatives	(894)	—	3,224	20	—	(2,350)	—	—	—
Commodity derivatives	—	1,386	—	(551)	—	—	—	(835)	—
Equity derivatives	2,340	—	—	8,067	—	—	—	(10,407)	—
Interest rate derivatives	686	—	—	(364)	—	236	—	(558)	—
Foreign exchange derivatives	39	—	(39)	—	—	—	—	—	—
GMWB hedging instruments	124,999	—	—	(19,863)	—	—	—	(20,496)	84,640
Macro hedge program	140,574	—	—	(31,147)	—	27,170	—	—	136,597
Total derivatives [3]	267,744	1,386	3,185	(43,838)	—	25,056	—	(32,296)	221,237
Total assets	$267,995	$1,427	$2,930	$(43,891)	$95	$25,312	$(221)	$(32,399)	$221,248

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2016
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Assets
Bonds and short-term investments - unaffiliated	$5,171,080	$5,035,892	$238,111	$4,706,898	$226,071	$—
Preferred stocks - unaffiliated	2,604	2,558	—	2,604	—	—
Common stocks - unaffiliated	42,821	42,821	42,821	—	—	—
Mortgage loans on real estate	495,542	488,301	—	—	495,542	—
Derivative related assets	74,146	336,979	—	(174,427)	248,573	—
Contract loans	112,280	112,280	—	—	112,280	—
Surplus debentures	14,357	12,846	—	14,357	—	—
Low-income housing tax credits ("LIHTC")	704	704	—	—	704	—
Securities lending reinvested collateral assets	6,266	6,266	6,266	—	—	—
Separate Account assets [1]	29,866,541	29,866,541	29,866,541	—	—	—
Total assets	$35,786,341	$35,905,188	$30,153,739	$4,549,432	$1,083,170	$—
Liabilities
Liability for deposit-type contracts	$(746,582)	$(746,582)	$—	$—	$(746,582)	$—
Derivative related liabilities	(103,745)	(103,884)	—	(47,547)	(56,198)	—
Separate Account liabilities	(29,866,541)	(29,866,541)	(29,866,541)	—	—	—
Total liabilities	$(30,716,868)	$(30,717,007)	$(29,866,541)	$(47,547)	$(802,780)	$—

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

[1]	Excludes approximately $15.6 million, at December 31, 2016, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

(Amounts in thousands)	December 31, 2015
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Assets
Bonds and short-term investments - unaffiliated	$5,297,549	$5,170,131	$73,096	$4,948,110	$276,343	$—
Preferred stocks - unaffiliated	2,679	2,644	—	2,679	—	—
Common stocks - unaffiliated	326,921	326,921	326,919	—	2	—
Mortgage loans on real estate	560,225	549,789	—	—	560,225	—
Derivative related assets	60,543	417,711	—	(223,031)	283,574	—
Contract loans	113,807	113,807	—	—	113,807	—
Surplus debentures	14,002	12,907	—	14,002	—	—
LIHTC	844	844	—	—	844	—
Securities lending reinvested collateral assets	4,680	4,680	4,680	—	—	—
Separate Account assets [1]	32,173,084	32,173,084	32,173,084	—	—	—
Total assets	$38,554,334	$38,772,518	$32,577,779	$4,741,760	$1,234,795	$—
Liabilities
Liability for deposit-type contracts	$(972,209)	$(972,209)	$—	$—	$(972,209)	$—
Derivative related liabilities	(132,907)	(131,968)	—	(70,570)	(62,337)	—
Separate Account liabilities	(32,174,839)	(32,174,839)	(32,174,839)	—	—	—
Total liabilities	$(33,279,955)	$(33,279,016)	$(32,174,839)	$(70,570)	$(1,034,546)	$—

[1]	Excludes approximately $17.2 million, at December 31, 2015, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans.

At December 31, 2016 and 2015 the Company had no investments where it was not practicable to estimate fair value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

5. Income Taxes

A.	The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2016
			Ordinary	Capital	Total
	(a)	Gross DTA	$962,373,665	$6,847,726	$969,221,391
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	962,373,665	6,847,726	969,221,391
	(d)	Deferred tax assets nonadmitted	740,325,673	—	740,325,673
	(e)	Subtotal net admitted deferred tax assets	222,047,992	6,847,726	228,895,718
	(f)	Deferred tax liabilities	121,363,413	1,225,810	122,589,223
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$100,684,579	$5,621,916	$106,306,495

2				2016
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	100,684,579	5,621,916	106,306,495
		(1) DTAs expected to be realized after the balance sheet date	100,684,579	5,621,916	106,306,495
		(2) DTAs allowed per limitation threshold	XXX	XXX	271,117,778
	(c)	DTAs offset against DTLs	121,363,413	1,225,810	122,589,223
	(d)	DTAs admitted as a result of application of SSAP No. 101	$222,047,992	$6,847,726	$228,895,718

3	(a)	Ratio % used to determine recovery period and threshold limitation	2,215%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,807,451,853

4			2016
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$962,373,665	$6,847,726
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$222,047,992	$6,847,726
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	47%	8%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1				2015
			Ordinary	Capital	Total
	(a)	Gross DTA	$1,039,330,187	$267,323,709	$1,306,653,896
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	1,039,330,187	267,323,709	1,306,653,896
	(d)	Deferred tax assets nonadmitted	403,333,664	264,486,490	667,820,154
	(e)	Subtotal net admitted deferred tax assets	635,996,523	2,837,219	638,833,742
	(f)	Deferred tax liabilities	405,342,402	—	405,342,402
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$230,654,121	$2,837,219	$233,491,340

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

2				2015
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	230,654,121	2,837,219	233,491,340
		(1) DTAs expected to be realized after the balance sheet date	230,654,121	2,837,219	233,491,340
		(2) DTAs allowed per limitation threshold	XXX	XXX	358,768,550
	(c)	DTAs offset against DTLs	405,342,402	0	405,342,402
	(d)	DTAs admitted as a result of application of SSAP No. 101	$635,996,523	$2,837,219	$638,833,742

3	(a)	Ratio % used to determine recovery period and threshold limitation	2,784%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$2,391,790,336

4			2015
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$1,039,330,187	$267,323,709
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$635,996,523	$2,837,219
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	45%	2%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1			Change During 2016
			Ordinary	Capital	Total
	(a)	Gross DTA	$(76,956,522)	$(260,475,983)	$(337,432,505)
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	(76,956,522)	(260,475,983)	(337,432,505)
	(d)	Deferred tax assets nonadmitted	336,992,009	(264,486,490)	72,505,519
	(e)	Subtotal net admitted deferred tax assets	(413,948,531)	4,010,507	(409,938,024)
	(f)	Deferred tax liabilities	(283,978,989)	1,225,810	(282,753,179)
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$(129,969,542)	$2,784,697	$(127,184,845)

2			Change During 2016
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	(129,969,542)	2,784,697	(127,184,845)
		(1) DTAs expected to be realized after the balance sheet date	(129,969,542)	2,784,697	(127,184,845)
		(2) DTAs allowed per limitation threshold	XXX	XXX	(87,650,772)
	(c)	DTAs offset against DTLs	(283,978,989)	1,225,810	(282,753,179)
	(d)	DTAs admitted as a result of application of SSAP No. 101	$(413,948,531)	$4,010,507	$(409,938,024)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

3	(a)	Ratio % used to determine recovery period and threshold limitation	(569)%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(584,338,483)

4			Change During 2016
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$(76,956,522)	$(260,475,983)
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$(413,948,531)	$4,010,507
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2%	6%

B.	DTLs are not recognized for the following amounts:

Not Applicable.

C.	Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2016	2015	Change
	(a)	Federal	$(21,186,059)	$26,747,635	$(47,933,694)
	(b)	Foreign	—	490	(490)
	(c)	Subtotal	(21,186,059)	26,748,125	(47,934,184)
	(d)	Federal income tax on net capital gains	4,405,072	(5,819,624)	10,224,696
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$(16,780,987)	$20,928,501	$(37,709,488)

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2016	2015	Change
	DTA: Ordinary
	Reserves	$44,234,336	$52,731,996	$(8,497,660)
	Tax deferred acquisition costs	70,818,973	73,930,746	(3,111,773)
	Employee benefits	6,372,679	11,369,418	(4,996,739)
	Bonds and other investments	—	290,088	(290,088)
	NOL/Min tax credit/Foreign tax credits	831,249,054	889,124,912	(57,875,858)
	Other	9,698,623	11,883,027	(2,184,404)
	Subtotal: DTA Ordinary	962,373,665	1,039,330,187	(76,956,522)
	Total adjusted gross ordinary DTA	962,373,665	1,039,330,187	(76,956,522)
	Nonadmitted ordinary DTA	740,325,673	403,333,664	336,992,009
	Admitted ordinary DTA	222,047,992	635,996,523	(413,948,531)
	DTA: Capital
	Bonds and other investments	6,847,726	267,323,709	(260,475,983)
	Subtotal: DTA Capital	6,847,726	267,323,709	(260,475,983)
	Total adjusted gross capital DTA	6,847,726	267,323,709	(260,475,983)
	Nonadmitted capital DTA	—	264,486,490	(264,486,490)
	Admitted capital DTA	6,847,726	2,837,219	4,010,507
	Total Admitted DTA	$228,895,718	$638,833,742	$(409,938,024)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

DTL: Ordinary
Bonds and other investments	$8,896,439	$306,772,356	$(297,875,917)
Deferred and uncollected	1,168,603	1,221,868	(53,265)
Reserves	42,517,287	62,409,123	(19,891,836)
Other	68,781,084	34,939,055	33,842,029
Gross DTL ordinary	121,363,413	405,342,402	(283,978,989)
DTL: Capital
Investment related	1,225,810	—	1,225,810
Gross DTL capital	1,225,810	—	1,225,810
Total DTL	122,589,223	405,342,402	(282,753,179)
Net adjusted DTA/(DTL)	$106,306,495	$233,491,340	$(127,184,845)
Adjust for the change in deferred tax on unrealized gains/losses			(26,809,947)
Adjust for the stock compensation transfer			1,250,629
Adjust for the change in nonadmitted deferred tax			72,505,519
Other adjustments			1
Adjusted change in net deferred Income Tax			$(80,238,643)

D.	Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2016	income	2015	income	2014	income
	Tax effect	$129,365,110	Tax effect	$101,842,924	Tax effect	$(217,990,004)
Statutory tax - 35%	$45,277,788	35.00%	$35,645,023	35.00%	$(76,296,501)	35.00%
Tax preferred investments	(43,690,668)	(33.77)%	(87,245,687)	(85.67)%	(66,000,000)	30.28%
Subsidiary value write down	27,300,293	21.10%	—	0.00%	—	—%
Interest maintenance reserve	3,132,052	2.42%	19,337,905	18.99%	(19,633,778)	9.01%
Amortization of inception gain	(10,236,210)	(7.91)%	(21,619,703)	(21.23)%	(26,758,068)	12.27%
IRS Audit adjustments	38,226,226	29.54%	—	0.00%	—	—%
VA Hedge Reclass	6,712,342	5.19%	(44,333,658)	(43.53)%	—	—%
All other	(3,264,167)	(2.52)%	(3,008,755)	(2.95)%	(4,335,266)	1.99%
Total statutory income tax	63,457,656	49.05%	(101,224,875)	(99.39)%	(193,023,613)	88.55%
Federal and foreign income taxes incurred	(16,780,987)	(12.97)%	20,928,501	20.55%	(313,193,950)	143.68%
Change in net deferred income taxes	80,238,643	62.02%	(122,153,376)	(119.94)%	120,170,337	(55.13)%
Total statutory income tax	$63,457,656	49.05%	$(101,224,875)	(99.39)%	$(193,023,613)	88.55%

E.	Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2016, the Company had $1,829,093,872 of net operating loss carryforwards which expire between 2023 and 2029, $166,168,548 of AMT credit carryforwards, and $24,897,651 of foreign tax credit carryforwards which expire between 2020 and 2024.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2016	—
2015	—
2014	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2016.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

F.	Consolidated Federal Income Tax Return

1. The Company’s federal income tax return is consolidated within The Hartford’s consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)	Hartford Lloyd's Corporation
Hartford Holdings, Inc.	1stAgChoice, Inc.
Nutmeg Insurance Company	Access CoverageCorp, Inc.
Heritage Holdings, Inc.	Access CoverageCorp Technologies, Inc.
Hartford Fire Insurance Company	Hartford Casualty General Agency, Inc.
Hartford Accident and Indemnity Company	Hartford Fire General Agency, Inc.
Hartford Casualty Insurance Company	Hartford Strategic Investments LLC
Hartford Underwriters Insurance Company	Hartford Underwriters General Agency, Inc.
Twin City Fire Insurance Company	Hartford of Texas General Agency, Inc.
Pacific Insurance Company, Limited	Northern Homelands Company
Trumbull Insurance Company	Maxum Indemnity Company
Hartford Insurance Company of Illinois	Maxum Casualty Insurance Company
Hartford Insurance Company of the Midwest	Maxum Specialty Services Corporation
Hartford Insurance Company of the Southeast	Hartford Life, Inc.
Hartford Lloyd's Insurance Company	Hartford Life and Accident Insurance Company
Property & Casualty Insurance Co. of Hartford	HIMCO Distribution Services Company
Sentinel Insurance Company, Ltd.	Hartford-Comprehensive Employee Benefit Service Co.
First State Insurance Company	Hartford Securities Distribution Company, Inc.
New England Insurance Company	The Evergreen Group, Incorporated
New England Reinsurance Corporation	Hartford Administrative Services Company
Fencourt Reinsurance Company, Ltd.	Hartford Life, LTD.
Heritage Reinsurance Company, Ltd.	Hartford Funds Management Group, Inc.
New Ocean Insurance Co., Ltd.	Hartford Life International Holding Company
Hartford Investment Management Co.	Hartford Group Benefits Holding Company
HRA Brokerage Services. Inc.	Hartford Life Insurance Company
Hartford Integrated Technologies, Inc.	Hartford Life and Annuity Insurance Company
Business Management Group, Inc.	Hartford International Life Reassurance Corp.
Nutmeg Insurance Agency, Inc.	American Maturity Life Insurance Company

2.	Federal Income Tax Allocation

Estimated tax payments are made quarterly, at which time intercompany tax balances are settled. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $8,148,797 and $48,441,360 respectively, as of December 31, 2016 and $12,358,106 and $44,479,130 respectively, as of December 31, 2015.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2016	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,737,668,338	$1,009,814,809	$(11,124,064,437)	$3,623,418,710
Liability for deposit-type contracts	31,932,206	714,653,231	(3,645)	746,581,792
Policy and contract claim liabilities	144,070,692	20,007,238	(142,964,875)	21,113,055
Premium and annuity considerations	1,248,178,977	109,299,565	(1,074,130,692)	283,347,850
Death, annuity, disability and other benefits	921,467,688	106,615,608	(764,521,986)	263,561,310
Surrenders and other fund withdrawals	4,383,813,770	184,833,390	(443,569,567)	4,125,077,593

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

2015	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,096,202,774	$1,032,533,433	$(10,423,928,459)	$3,704,807,748
Liability for deposit-type contracts	37,351,852	934,859,443	(1,817)	972,209,478
Policy and contract claim liabilities	173,742,873	19,580,979	(172,841,525)	20,482,327
Premium and annuity considerations	1,358,118,477	108,221,449	(1,153,228,469)	313,111,457
Death, annuity, disability and other benefits	990,762,200	267,631,533	(837,201,360)	421,192,373
Surrenders and other fund withdrawals	5,789,852,802	186,423,521	(424,779,950)	5,551,496,373

2014	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$12,401,106,393	$1,048,607,747	$(9,577,895,699)	$3,871,818,441
Liability for deposit-type contracts	40,757,800	1,152,058,189	(20,468,091)	1,172,347,898
Policy and contract claim liabilities	107,460,386	18,933,697	(107,290,179)	19,103,904
Premium and annuity considerations	1,788,988,738	(73,107,311)	39,676,872,085	41,392,753,512
Death, annuity, disability and other benefits	801,686,972	293,031,891	(663,455,070)	431,263,793
Surrenders and other fund withdrawals	8,767,621,374	210,257,704	(2,632,097,533)	6,345,781,545

a. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to us, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on our financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2016, the Company has one reinsurance-related concentration of credit risk greater than 10% of the Company’s capital and surplus. This concentration, which is actively monitored, is as follows: reserve credits totaling $11.0 billion for Prudential offset by $7.6 billion of market value of assets held in trust, for a net exposure of $3.4 billion. As of December 31, 2015, the Company had one reinsurance-related concentration of credit risk greater than 10% of the Company’s capital and surplus. The concentration, which was actively monitored, was as follows: reserve credits totaling $10.3 billion for Prudential offset by $7.1 billion of market value of assets held in trust, for a net exposure of $3.2 billion.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $119.7 million in 2016, a decrease of $16.2 million from the 2015 balance of $135.9 million. The total amount of reinsurance credits taken for this agreement was $184.1 million in 2016, a decrease of $24.9 million from the 2015 balance of $209.0 million.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. As part of this transaction a reinsurance gain of approximately $600 million, before tax, was deferred and will be amortized over 20 years as earnings are estimated to emerge from the business reinsured. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and decreases of gain on inforce reinsurance on the Statements of Changes in Capital and Surplus, totaled $29.2 million, $63.6 million and $40.7 million for 2016, 2015 and 2014, respectively.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

b. Reinsurance Assumed from Affiliates

On June 30, 2014, HLIC’s parent, HLI, completed the sale of all of the issued and outstanding equity of HLIKK, a Japan affiliate, to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Concurrent with the sale, HLIKK recaptured certain risks that had been reinsured to the Company and HLIC by terminating intercompany agreements. As a result, the Company recognized a reduction in surplus of approximately $165 million, including an after-tax loss of approximately $323 million, which includes the impacts of unwinding hedging derivatives related to the recaptured risks.

Upon closing, the Buyer is responsible for all liabilities for the recaptured business. The Company continues to provide reinsurance to the Buyer for approximately $0.7 billion of fixed payout annuities, as of December 31, 2016, related to the “3Win” product formerly written by HLIKK.

Under this agreement, the Buyer continues to cede the following: in-force “3Win” annuities which bundled guaranteed minimum accumulation benefits (“GMAB”), GMIB and GMDB product features and risks. The liability for this assumed reinsurance is presented within Liability for deposit-type contracts on the Statements of Admitted Assets, Liabilities and Capital and Surplus. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2016, 2015 and 2014.

The Company entered into a funding agreement with HLIC in 2009 to fund required payouts under this agreement; however the funding agreement was terminated in 2014 as a result of the sale of HLIKK.

Prior to the sale, the Company had the following reinsurance agreements with HLIKK. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list described the reinsurance agreements with HLIKK:

•
The Company assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $0, $0 and $(187,673,983) for the years ended December 31, 2016, 2015 and 2014, respectively.

•
The Company assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2016, 2015 and 2014.

•
The Company assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2016, 2015 and 2014.

c. Reinsurance Ceded to Affiliates

In March 2014, the Company received permission from the Department and the Vermont Department of Financial Regulation to terminate the reinsurance agreement with its affiliate White River Life Reinsurance Company ("WRR") effective April 1, 2014. As a result the Company received a return of ceded premium related to Separate Account business totaling $41 billion offset by Modco adjustments of $41 billion; reassumed $281 million in aggregate reserves for annuity contracts; WRR returned the funds withheld totaling $281 million to the Company; and the Company paid a recapture fee of $0 to WRR. In addition, the Company received a capital contribution of $1.022 billion from its parent HLIC in support of the business recaptured.

The Company had a Modco and coinsurance with funds withheld reinsurance agreement (“WRR Agreement”) with WRR, an affiliated captive insurance company unauthorized in the State of Connecticut. The Company ceded to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; and GMAB, GMIB riders and GMDB risks assumed by the Company from
HLIKK.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business remained on the balance sheet of the Company in segregated portfolios, and WRR received the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

In connection with the WRR Agreement, the Company reported paid premiums of $0 for December 31, 2016 and 2015, respectively, and $(41,015,622,260) for the year ended December 31, 2014.

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees are charged by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2016 and 2015, the Company reported $199,732 and $0, respectively, as receivables from and $5,659,200 and $22,991,721, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

The Company participates in an Intercompany Liquidity Agreement (the “Agreement”) that The Hartford entered into with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allows for short-term advances of funds between Hartford affiliates for liquidity and other general corporate purposes. The Company had no issued and outstanding notes as of December 31, 2016 and 2015.

On June 16, 2016, The Hartford received permission from the Department to pay an extraordinary dividend of $250,000,000 from HLAI to HLIHC. HLAI paid the dividend on July 15, 2016.

On January 13, 2016, The Hartford received permission from the Department to pay an extraordinary dividend of $500,000,000 from HLAI to HLIC. HLAI paid the dividend on January 29, 2016.

On June 29, 2015, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC and $500,000,000 from HLIC to Hartford Life, Inc. ("HLI"). HLAI and HLIC paid these returns of capital on July 15, 2015.

On January 9, 2015, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC and $500,000,000 from HLIC to HLI. HLAI and HLIC paid these returns of capital on January 30, 2015.

On July 8, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC, and $500,000,000 from HLIC to HLI. HLAI and HLIC paid these returns of capital on July 15, 2014. See additional information in Note 6 regarding capital contributions.

On January 30, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $642,349,730 from HLAI to HLIC and $800,000,000 from HLIC to Hartford Life and Accident Insurance Company (“HLA”). HLAI and HLIC paid these returns of capital on February 27, 2014. contributions.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

The Hartford maintains The Hartford Retirement Plan for U.S. employees, a U.S. qualified defined benefit pension plan (the “Plan”), that covers substantially all U.S. employees of the Company hired prior to January 1, 2013. The Hartford also maintains non-qualified pension plans to provide retirement benefits previously accrued that are in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the “Pension Plans."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Effective December 31, 2012, The Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the Plan, although interest will continue to accrue to existing account balances. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess pension benefit plan for certain highly compensated employees.

For the years ended December 31, 2016, 2015 and 2014, the Company incurred expenses related to the Pension Plans of $4,740,669, $4,778,327 and $5,780,928, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates on or after January 1, 2002. As of December 31, 2012, The Hartford’s other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. The expenses allocated to the Company for other postretirement benefits were not material to the results of operations for 2016, 2015 and 2014.

Substantially all U.S. employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in a variety of investments including up to 10% in common stock of The Hartford. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Hartford also maintains a non-qualified savings plan, The Hartford Excess Savings Plan, with the same level of matching contributions (excluding the non-elective contributions) with respect to employee compensation in excess of the limit that can be recognized under the tax-qualified Investment and Savings Plan. Eligible compensation includes overtime and bonuses but is limited to a total of $1,000,000 annually. The cost allocated to the Company for the years ended December 31, 2016, 2015, and 2014 was $1,863,183, $1,663,096 and $2,334,909, respectively.

The Company participates in postemployment plans sponsored by, and included in the financial statements of, the Hartford Fire Insurance Company. These plans provide for medical and salary continuation benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for 2016, 2015, and 2014.

9. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. Dividends paid totaled $750,000,000 in 2016, and no dividends were paid in 2015 and 2014. For returns of capital, see Note 7. With respect to dividends to its parent HLIHC, the Company’s dividend limitation under the holding company laws of Connecticut is $347,754,309 in 2017. See Note 12 Subsequent Events.

Unassigned Funds

The portion of unassigned funds reduced by each item below at December 31 was as follows:

	2016	2015
Unrealized capital losses, gross of tax	$(107,705,057)	$132,572,545
Nonadmitted asset values	752,945,336	682,502,840
Asset valuation reserve	36,012,232	57,553,274

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

10. Separate Accounts

The Company maintained Separate Account assets totaling $29,882,167,087 and $32,190,324,610 as of December 31, 2016 and 2015, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2016 and 2015, the Company’s Separate Account statement included legally insulated assets of $29,882,167,087 and $32,190,324,610, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $620,498,300, $710,679,585 and $813,720,444 for the years ended December 31, 2016, 2015 and 2014, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2016 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the
year ended December 31, 2016	$—	$—	$—	$428,564,804	$428,564,804
Reserves at year-end:
For accounts with assets at:
Fair value	$—	$—	$—	$29,735,009,565	$29,735,009,565
Amortized cost					—
Total reserves	$—	$—	$—	$29,735,009,565	$29,735,009,565
By withdrawal characteristics:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With market value adjustment	—	—	—	—	—
At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	29,362,177,768	29,362,177,768
At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	29,362,177,768	29,362,177,768
Not subject to discretionary withdrawal	—	—	—	372,831,797	372,831,797
Total	$—	$—	$—	$29,735,009,565	$29,735,009,565

Below is a reconciliation of net transfers from Separate Accounts as of December 31,

	December 31, 2016	December 31, 2015	December 31, 2014
Transfer to Separate Accounts	$428,564,804	$493,301,666	$665,027,557
Transfer from Separate Accounts	4,436,510,790	5,673,300,519	8,473,206,078
Net Transfer from Separate Accounts	(4,007,945,986)	(5,179,998,853)	(7,808,178,521)
Internal exchanges and other Separate Account activity	54,158,782	(29,214,533)	(17,801,650)
Transfer from Separate Accounts on the Statements of Operations	$(3,953,787,204)	$(5,209,213,386)	$(7,825,980,171)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

11. Commitments and Contingent Liabilities

a. Litigation

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

b. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2016, 2015, and 2014. The Company has a guaranty fund receivable of $637,238 and $3,771,126 as of December 31, 2016 and 2015, respectively.

c. Leases

As discussed in Note 7, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by the Company was $786,827, $6,380,352 and $4,789,032 in 2016, 2015, and 2014, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut.

d. Tax Matters

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2012. The federal audit of the years 2012 and 2013 began in March 2015 and is expected to be completed in 2017. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.

The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company recorded benefits of $43,690,668, $87,245,687, and $68,270,923 related to the Separate Account DRD for the years ended December 31, 2016, 2015, and 2014, respectively.

e. Funding Obligations

At December 31, 2016, the Company has outstanding commitments totaling $15,293,820 of which $849,920 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $14,443,900 is related to various funding obligations associated with private placement securities.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

12. Subsequent Events

On January 5, 2017, The Hartford received permission from the Department to pay an extraordinary dividend of $300,000,000 from HLAI to HLIHC. HLAI paid the dividend on January 30, 2017.

The Company has evaluated events subsequent to December 31, 2016, through April 7, 2017, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements.

PART C
OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement
(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement.(2)
	(3)	(b) Form of Dealer Agreement.(3)
	(4)	(a) Form of Individual Flexible Premium Variable Annuity Contract.(4)
	(4)	(b) Standard Death Benefit Rider II(5)
	(4)	(c) Maximum Anniversary Value Death Benefit(5)
	(4)	(d) Return of Premium Death Benefit Rider II(5)
	(4)	(e) Return of Premium Death Benefit Rider I(5)
	(5)	Form of Application. (6)
	(6)	(a) Certificates of Incorporation of Hartford.(7)
	(6)	(b) Amended and Restated Bylaws of Hartford.(8)
	(7)	Form of Reinsurance Agreement. (2)
	(8)	Fund Participation Agreements and Amendments (5)
(a) AIM Variable Insurance Funds(5)
(b) American Funds Insurance Series(5
(c) Franklin Templeton Variable Insurance Products Trust(5)
(d) Hartford Series Fund, Inc.(5)
(e) MFS Variable Insurance Trust(5)
(f) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and
(g) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consents of Deloitte & Touche LLP.
	(11)	Letter regarding unaudited interim financial information.
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-76419, filed on June 21, 1999.

(2)	Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3)	Incorporated by reference to Pre-Effective Amendment No. 3, to the Registration Statement File No. 033-73568, filed on May 1, 1996.

(4)	Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136548, filed on August 14, 2009.

(5)	Incorporated by reference Post-Effective Amendment No. 16 to the Registration Statement File No. 333-136548, filed on April 23, 2012.

(6)	Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136547, filed on August 14, 2009.

(7)	Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(8)	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Michael R. Chesman	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Christopher S. Conner	Chief Compliance Officer of Separate Accounts
John W. Gallant	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson	President, Chairman of the Board, Director*
Aidan Kidney	Senior Vice President
Diane Krajewski	Vice President
Lisa S. Levin	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Matthew J. Poznar	Senior Vice President, Director*
Robert W. Paiano	Treasurer, Senior Vice President, Director*
Lisa M. Proch	Vice President and Chief Compliance Officer of Talcott Resolution
David G. Robinson	Executive Vice President, General Counsel
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 333-176150, filed on April 20, 2017.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2017, there were 115,624 Contract Owners.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - DC Variable Account I
Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven

(b) Directors and Officers of HSD

Name	Positions and Offices with Underwriter
Diana Benken	Chief Financial Officer, Controller/FINOP
Christopher S. Conner	AML Compliance Officer, Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (1)	President, Chief Executive Officer, Director
Aidan Kidney	Chairman of the Board, Senior Vice President, Director
Kathleen E. Jorens	Vice President, Assistant Treasurer
Robert W. Paiano	Senior Vice President, Treasurer
Michael Chesman	Senior Vice President, Director of Taxes
Andrew Diaz-Matos	Vice President
Donald C. Hunt	Vice President
Mark M. Sosha	Vice President
Diane Krajewski	Director

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125
(2) Address: 500 Bielenberg Drive, Woodbury, MN 55125

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at One Hartford Plaza, Hartford, CT 06155.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on April 20, 2017.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chairman of the Board		Attorney-in-Fact

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President,
Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer, Director*		Lisa Proch
Peter F. Sannizzaro, Senior Vice President, Chief Accounting Officer,		Attorney-in-Fact
Chief Financial Officer	Date:	April 20, 2017

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consents of Deloitte & Touche LLP
(99)	Power of Attorney